Schwab Capital Trust
Schwab S&P 500 Index Fund

Portfolio Holdings as of January 31, 2026 (Unaudited)

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 0.0% OF NET ASSETS

Automobiles & Components 0.0%
Aptiv PLC *	487,062	36,894,947
Ford Motor Co.	8,813,550	122,332,074
General Motors Co.	2,102,915	176,644,860
Tesla, Inc. *	6,325,425	2,722,526,174
		3,058,398,055

Banks 0.0%
Bank of America Corp.	15,123,470	804,568,604
Citigroup, Inc.	4,025,385	465,777,298
Citizens Financial Group, Inc.	969,609	61,065,975
Fifth Third Bancorp	2,021,193	101,504,312
Huntington Bancshares, Inc.	4,568,124	79,850,808
JPMorgan Chase & Co.	6,128,049	1,874,508,909
KeyCorp	2,081,136	44,786,047
M&T Bank Corp.	345,384	76,526,733
PNC Financial Services Group, Inc.	884,053	197,409,035
Regions Financial Corp.	1,975,186	56,292,801
Truist Financial Corp.	2,880,563	148,118,549
U.S. Bancorp	3,502,127	196,504,346
Wells Fargo & Co.	7,066,354	639,434,373
		4,746,347,790

Capital Goods 0.0%
3M Co.	1,195,715	183,135,709
A.O. Smith Corp.	255,799	18,798,669
Allegion PLC	196,816	32,551,398
AMETEK, Inc.	519,769	116,417,861
Axon Enterprise, Inc. *	177,289	85,733,415
Boeing Co. *	1,762,714	411,981,516
Builders FirstSource, Inc. *	251,161	28,732,818
Carrier Global Corp.	1,780,316	106,071,227
Caterpillar, Inc.	1,053,464	692,505,095
Comfort Systems USA, Inc.	79,272	90,536,551
Cummins, Inc.	310,875	179,940,668
Deere & Co.	565,583	298,627,824
Dover Corp.	307,190	61,895,713
Eaton Corp. PLC	874,046	307,157,245
EMCOR Group, Inc.	101,089	72,857,875
Emerson Electric Co.	1,263,625	185,702,330
Fastenal Co.	2,582,356	111,970,956
Fortive Corp.	717,835	37,908,866
GE Vernova, Inc.	611,087	443,875,264
Generac Holdings, Inc. *	131,648	22,122,130
General Dynamics Corp.	570,725	200,375,840
General Electric Co.	2,374,478	728,466,106
Honeywell International, Inc.	1,428,470	325,005,494
Howmet Aerospace, Inc.	905,077	188,328,422
Hubbell, Inc., Class B	120,224	58,662,099
Huntington Ingalls Industries, Inc.	89,195	37,507,389
IDEX Corp.	167,190	33,195,575
Illinois Tool Works, Inc.	593,445	155,043,441
Ingersoll Rand, Inc.	809,155	69,660,154
Johnson Controls International PLC	1,377,874	164,325,253
L3Harris Technologies, Inc.	421,073	144,364,878
Lennox International, Inc.	71,469	35,382,873
SECURITY	NUMBER OF SHARES	VALUE ($)
Lockheed Martin Corp.	458,411	290,733,424
Masco Corp.	468,327	30,951,731
Nordson Corp.	120,481	33,075,649
Northrop Grumman Corp.	302,392	209,333,886
Otis Worldwide Corp.	877,363	74,944,348
PACCAR, Inc.	1,183,733	145,492,623
Parker-Hannifin Corp.	284,058	265,832,839
Pentair PLC	369,283	38,911,350
Quanta Services, Inc.	335,928	159,441,507
Rockwell Automation, Inc.	252,794	106,590,590
RTX Corp.	3,018,195	606,445,921
Snap-on, Inc.	117,559	43,039,526
Stanley Black & Decker, Inc.	347,681	27,348,587
Textron, Inc.	394,202	34,713,428
Trane Technologies PLC	498,250	209,553,985
TransDigm Group, Inc.	126,586	180,706,578
United Rentals, Inc.	143,563	112,274,880
Westinghouse Air Brake Technologies Corp.	385,067	88,619,319
WW Grainger, Inc.	98,706	106,596,558
Xylem, Inc.	548,362	75,602,669
		8,469,050,052

Commercial & Professional Services 0.0%
Automatic Data Processing, Inc.	908,903	224,335,438
Broadridge Financial Solutions, Inc.	263,915	52,020,286
Cintas Corp.	769,887	147,348,673
Copart, Inc. *	1,995,627	80,982,544
Dayforce, Inc. *	364,503	25,249,123
Equifax, Inc.	276,421	55,671,189
Jacobs Solutions, Inc.	266,499	36,046,655
Leidos Holdings, Inc.	286,398	53,923,015
Paychex, Inc.	727,167	74,992,733
Paycom Software, Inc.	108,010	14,554,348
Republic Services, Inc., Class A	452,263	97,277,249
Rollins, Inc.	654,497	41,455,840
Veralto Corp.	560,060	55,434,739
Verisk Analytics, Inc., Class A	314,527	68,397,041
Waste Management, Inc.	835,147	185,603,069
		1,213,291,942

Consumer Discretionary Distribution & Retail 0.0%
Amazon.com, Inc. *	21,897,792	5,240,141,626
AutoZone, Inc. *	37,442	138,696,026
Best Buy Co., Inc.	439,685	28,623,493
Carvana Co., Class A *	318,973	127,943,260
eBay, Inc.	1,018,796	92,934,571
Genuine Parts Co.	311,789	43,335,553
Home Depot, Inc.	2,240,703	839,344,937
Lowe's Cos., Inc.	1,262,466	337,154,170
O'Reilly Automotive, Inc. *	1,900,152	186,993,958
Pool Corp.	73,219	18,604,216
Ross Stores, Inc.	733,578	138,389,490
TJX Cos., Inc.	2,505,323	375,322,439
Tractor Supply Co.	1,189,251	60,509,091
Ulta Beauty, Inc. *	100,487	65,051,264
Williams-Sonoma, Inc.	274,926	56,263,606
		7,749,307,700

Schwab S&P 500 Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Consumer Durables & Apparel 0.0%
Deckers Outdoor Corp. *	325,522	38,847,796
DR Horton, Inc.	616,038	91,691,096
Garmin Ltd.	369,309	74,467,467
Hasbro, Inc.	298,736	26,680,112
Lennar Corp., Class A	486,823	53,234,095
Lululemon Athletica, Inc. *	242,988	42,401,406
NIKE, Inc., Class B	2,678,357	165,549,246
NVR, Inc. *	6,421	49,029,022
PulteGroup, Inc.	436,030	54,542,993
Ralph Lauren Corp., Class A	86,302	30,499,990
Tapestry, Inc.	462,309	58,671,635
		685,614,858

Consumer Services 0.0%
Airbnb, Inc., Class A *	959,890	124,180,969
Booking Holdings, Inc.	72,562	362,943,514
Carnival Corp. *	2,451,076	73,581,302
Chipotle Mexican Grill, Inc., Class A *	2,970,575	115,466,250
Darden Restaurants, Inc.	261,780	52,185,843
Domino's Pizza, Inc.	69,900	28,682,067
DoorDash, Inc., Class A *	841,861	172,261,598
Expedia Group, Inc.	264,213	69,974,171
Hilton Worldwide Holdings, Inc.	522,053	155,838,041
Las Vegas Sands Corp.	680,002	35,856,505
Marriott International, Inc., Class A	502,712	158,505,094
McDonald's Corp.	1,603,121	504,983,115
MGM Resorts International *	460,875	15,457,748
Norwegian Cruise Line Holdings Ltd. *	1,025,153	22,512,360
Royal Caribbean Cruises Ltd.	570,990	185,371,903
Starbucks Corp.	2,559,261	235,324,049
Wynn Resorts Ltd.	188,582	20,263,136
Yum! Brands, Inc.	622,436	96,788,798
		2,430,176,463

Consumer Staples Distribution & Retail 0.0%
Costco Wholesale Corp.	997,635	938,026,309
Dollar General Corp.	493,616	70,799,343
Dollar Tree, Inc. *	429,721	50,530,892
Kroger Co.	1,371,290	86,185,576
Sysco Corp.	1,076,239	90,242,640
Target Corp.	1,024,374	108,040,726
Walmart, Inc.	9,871,170	1,176,051,194
		2,519,876,680

Energy 0.0%
APA Corp.	800,254	21,134,708
Baker Hughes Co., Class A	2,216,913	124,235,805
Chevron Corp.	4,260,657	753,710,223
ConocoPhillips	2,777,958	289,546,562
Coterra Energy, Inc.	1,721,334	49,660,486
Devon Energy Corp.	1,418,336	57,031,291
Diamondback Energy, Inc.	421,103	69,039,837
EOG Resources, Inc.	1,218,068	136,581,965
EQT Corp.	1,407,282	81,242,390
Expand Energy Corp.	537,510	60,421,499
Exxon Mobil Corp.	9,493,208	1,342,339,611
Halliburton Co.	1,895,644	63,541,987
Kinder Morgan, Inc.	4,410,483	134,475,627
Marathon Petroleum Corp.	675,952	119,095,983
Occidental Petroleum Corp.	1,621,906	73,618,313
ONEOK, Inc.	1,417,540	112,254,993
Phillips 66	907,750	130,316,590
SLB Ltd.	3,361,722	162,640,110
Targa Resources Corp.	484,562	97,387,271
SECURITY	NUMBER OF SHARES	VALUE ($)
Texas Pacific Land Corp.	129,498	45,111,923
Valero Energy Corp.	685,747	124,415,078
Williams Cos., Inc.	2,745,658	184,672,957
		4,232,475,209

Equity Real Estate Investment Trusts (REITs) 0.0%
Alexandria Real Estate Equities, Inc.	348,571	19,045,919
American Tower Corp.	1,055,052	189,149,723
AvalonBay Communities, Inc.	317,558	56,420,530
BXP, Inc.	330,617	21,381,001
Camden Property Trust	239,881	26,159,023
Crown Castle, Inc.	983,737	85,398,209
Digital Realty Trust, Inc.	726,260	120,522,847
Equinix, Inc.	221,020	181,441,949
Equity Residential	774,074	48,240,292
Essex Property Trust, Inc.	145,338	36,606,282
Extra Space Storage, Inc.	479,564	66,165,445
Federal Realty Investment Trust	175,348	17,738,204
Healthpeak Properties, Inc.	1,580,297	27,244,320
Host Hotels & Resorts, Inc.	1,460,933	27,071,088
Invitation Homes, Inc.	1,259,728	33,672,529
Iron Mountain, Inc.	665,769	61,337,298
Kimco Realty Corp.	1,516,463	31,967,040
Mid-America Apartment Communities, Inc.	264,878	35,573,115
Prologis, Inc.	2,089,544	272,810,865
Public Storage	354,972	98,039,717
Realty Income Corp.	2,069,236	126,554,474
Regency Centers Corp.	370,250	26,980,117
SBA Communications Corp., Class A	238,070	43,831,068
Simon Property Group, Inc.	736,469	140,893,884
UDR, Inc.	673,475	25,019,596
Ventas, Inc.	1,058,801	82,237,074
VICI Properties, Inc., Class A	2,400,161	67,396,521
Welltower, Inc.	1,544,984	291,013,186
Weyerhaeuser Co.	1,626,152	41,922,199
		2,301,833,515

Financial Services 0.0%
American Express Co.	1,208,778	425,695,348
Ameriprise Financial, Inc.	209,395	110,390,950
Apollo Global Management, Inc.	1,046,429	140,786,558
ARES Management Corp., Class A	465,379	69,653,275
Bank of New York Mellon Corp.	1,567,237	187,943,061
Berkshire Hathaway, Inc., Class B *	4,127,897	1,983,578,345
Blackrock, Inc.	324,573	363,177,713
Blackstone, Inc.	1,662,111	236,717,849
Block, Inc. *	1,229,294	74,286,236
Capital One Financial Corp.	1,429,561	312,973,790
Cboe Global Markets, Inc.	235,612	62,451,317
Charles Schwab Corp. (a)	3,736,446	388,291,468
CME Group, Inc.	812,222	234,780,891
Coinbase Global, Inc., Class A *	515,243	100,338,422
Corpay, Inc. *	157,538	49,566,181
FactSet Research Systems, Inc.	84,202	21,417,621
Fidelity National Information Services, Inc.	1,165,013	64,366,968
Fiserv, Inc. *	1,210,714	77,158,803
Franklin Resources, Inc.	678,833	18,070,535
Global Payments, Inc.	535,835	38,440,803
Goldman Sachs Group, Inc.	675,166	631,557,028
Interactive Brokers Group, Inc., Class A	1,004,581	75,223,025
Intercontinental Exchange, Inc.	1,284,443	223,210,505
Invesco Ltd.	1,004,598	27,415,479
Jack Henry & Associates, Inc.	162,879	29,189,546
KKR & Co., Inc.	1,545,015	176,533,414
Mastercard, Inc., Class A	1,845,795	994,495,888

Schwab S&P 500 Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Moody's Corp.	345,475	178,113,091
Morgan Stanley	2,719,031	497,038,867
MSCI, Inc., Class A	169,147	103,047,735
Nasdaq, Inc.	1,013,405	98,188,811
Northern Trust Corp.	426,952	63,799,437
PayPal Holdings, Inc.	2,100,025	110,650,317
Raymond James Financial, Inc.	396,744	65,803,960
Robinhood Markets, Inc., Class A *	1,770,156	176,095,119
S&P Global, Inc.	697,837	368,311,390
State Street Corp.	628,997	82,310,547
Synchrony Financial	809,461	58,791,152
T. Rowe Price Group, Inc.	491,405	51,931,680
Visa, Inc., Class A	3,799,002	1,222,632,814
		10,194,425,939

Food, Beverage & Tobacco 0.0%
Altria Group, Inc.	3,780,582	234,358,278
Archer-Daniels-Midland Co.	1,082,020	72,830,766
Brown-Forman Corp., Class B	406,855	11,135,622
Bunge Global SA	307,383	35,004,776
Campbell's Co.	440,063	12,312,963
Coca-Cola Co.	8,717,990	652,192,832
Conagra Brands, Inc.	1,071,271	19,829,226
Constellation Brands, Inc., Class A	318,806	49,956,900
General Mills, Inc.	1,194,044	55,236,476
Hershey Co.	333,228	64,896,153
Hormel Foods Corp.	652,341	16,054,112
J.M. Smucker Co.	240,451	25,213,692
Keurig Dr. Pepper, Inc.	3,067,737	84,178,703
Kraft Heinz Co.	1,903,572	45,190,799
Lamb Weston Holdings, Inc.	311,678	14,315,371
McCormick & Co., Inc. - Non Voting Shares	564,928	34,929,498
Molson Coors Beverage Co., Class B	383,705	18,433,188
Mondelez International, Inc., Class A	2,906,915	169,967,320
Monster Beverage Corp. *	1,603,670	129,512,389
PepsiCo, Inc.	3,078,256	472,912,469
Philip Morris International, Inc.	3,504,153	628,785,214
Tyson Foods, Inc., Class A	635,956	41,547,006
		2,888,793,753

Health Care Equipment & Services 0.0%
Abbott Laboratories	3,911,905	427,571,217
Align Technology, Inc. *	151,803	24,748,443
Baxter International, Inc.	1,168,466	23,451,113
Becton Dickinson & Co.	645,709	131,388,867
Boston Scientific Corp. *	3,337,961	312,199,492
Cardinal Health, Inc.	535,208	115,005,495
Cencora, Inc.	435,689	156,508,203
Centene Corp. *	1,057,607	45,815,535
Cigna Group	602,360	165,112,900
Cooper Cos., Inc. *	453,028	36,867,419
CVS Health Corp.	2,857,602	212,948,501
DaVita, Inc. *	80,644	8,817,615
Dexcom, Inc. *	877,251	64,074,413
Edwards Lifesciences Corp. *	1,305,687	106,230,694
Elevance Health, Inc.	499,874	172,826,437
GE HealthCare Technologies, Inc.	1,020,996	80,628,054
HCA Healthcare, Inc.	359,787	175,673,199
Henry Schein, Inc. *	222,380	16,785,242
Hologic, Inc. *	497,089	37,246,879
Humana, Inc.	270,919	52,883,389
IDEXX Laboratories, Inc. *	179,916	120,626,481
Insulet Corp. *	159,405	40,777,393
Intuitive Surgical, Inc. *	798,001	402,368,064
Labcorp Holdings, Inc.	187,262	50,845,378
McKesson Corp.	277,845	230,947,543
SECURITY	NUMBER OF SHARES	VALUE ($)
Medtronic PLC	2,887,280	297,274,349
Molina Healthcare, Inc. *	114,468	20,557,308
Quest Diagnostics, Inc.	251,914	47,115,475
ResMed, Inc.	329,011	84,986,831
Solventum Corp. *	328,089	25,253,010
STERIS PLC	219,715	57,697,159
Stryker Corp.	774,995	286,407,152
UnitedHealth Group, Inc.	2,039,122	585,085,276
Universal Health Services, Inc., Class B	123,161	24,787,383
Zimmer Biomet Holdings, Inc.	446,143	38,845,671
		4,680,357,580

Household & Personal Products 0.0%
Church & Dwight Co., Inc.	540,044	51,979,235
Clorox Co.	277,300	31,276,667
Colgate-Palmolive Co.	1,815,213	163,895,582
Estee Lauder Cos., Inc., Class A	554,453	63,917,342
Kenvue, Inc.	4,299,596	74,812,970
Kimberly-Clark Corp.	746,658	74,658,333
Procter & Gamble Co.	5,260,192	798,339,340
		1,258,879,469

Insurance 0.0%
Aflac, Inc.	1,064,360	118,090,742
Allstate Corp.	591,640	117,730,444
American International Group, Inc.	1,213,324	90,853,701
Aon PLC, Class A	484,366	169,353,728
Arch Capital Group Ltd. *	812,809	78,062,176
Arthur J Gallagher & Co.	579,070	144,402,686
Assurant, Inc.	111,775	26,616,981
Brown & Brown, Inc.	663,805	47,860,340
Chubb Ltd.	824,859	255,343,352
Cincinnati Financial Corp.	350,372	56,371,351
Erie Indemnity Co., Class A	57,588	16,297,980
Everest Group Ltd.	93,762	31,061,475
Globe Life, Inc.	181,047	25,386,410
Hartford Insurance Group, Inc.	627,253	84,716,790
Loews Corp.	380,509	40,170,335
Marsh & McLennan Cos., Inc.	1,101,500	207,291,285
MetLife, Inc.	1,242,978	98,046,105
Principal Financial Group, Inc.	452,798	42,889,027
Progressive Corp.	1,320,031	274,566,448
Prudential Financial, Inc.	785,973	87,329,460
Travelers Cos., Inc.	501,105	142,569,384
W.R. Berkley Corp.	674,827	46,279,636
Willis Towers Watson PLC	215,841	68,523,042
		2,269,812,878

Materials 0.0%
Air Products & Chemicals, Inc.	500,285	136,327,662
Albemarle Corp.	265,187	45,248,858
Amcor PLC	1,040,808	46,055,754
Avery Dennison Corp.	174,252	32,325,489
Ball Corp.	607,200	34,531,464
CF Industries Holdings, Inc.	355,748	33,166,386
Corteva, Inc.	1,518,067	110,515,278
CRH PLC	1,509,749	184,808,375
Dow, Inc.	1,593,608	43,903,900
DuPont de Nemours, Inc.	937,226	41,162,966
Ecolab, Inc.	573,288	161,661,483
Freeport-McMoRan, Inc.	3,232,406	194,687,813
International Flavors & Fragrances, Inc.	572,036	39,933,833
International Paper Co.	1,195,233	48,191,795
Linde PLC	1,051,143	480,340,817
LyondellBasell Industries NV, Class A	575,163	28,182,987
Martin Marietta Materials, Inc.	136,346	88,890,775

Schwab S&P 500 Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Mosaic Co.	709,006	19,497,665
Newmont Corp.	2,455,162	275,837,451
Nucor Corp.	513,309	91,225,275
Packaging Corp. of America	202,018	44,959,106
PPG Industries, Inc.	503,793	58,253,585
Sherwin-Williams Co.	519,155	184,113,129
Smurfit WestRock PLC	1,168,196	48,631,999
Steel Dynamics, Inc.	311,602	55,954,371
Vulcan Materials Co.	298,023	89,567,832
		2,617,976,048

Media & Entertainment 0.0%
Alphabet, Inc., Class A	13,089,868	4,424,375,384
Alphabet, Inc., Class C	10,461,138	3,541,409,047
Charter Communications, Inc., Class A *	196,995	40,604,609
Electronic Arts, Inc.	507,025	103,392,538
Fox Corp., Class A	769,337	55,992,347
Live Nation Entertainment, Inc. *	357,389	51,982,230
Match Group, Inc.	528,008	16,447,449
Meta Platforms, Inc., Class A	4,902,618	3,512,725,797
Netflix, Inc. *	9,538,583	796,376,295
News Corp., Class A	1,150,057	31,086,041
Omnicom Group, Inc.	717,443	55,271,809
Paramount Skydance Corp., Class B	694,198	7,781,959
Take-Two Interactive Software, Inc. *	390,608	86,050,942
TKO Group Holdings, Inc.	150,441	30,476,338
Trade Desk, Inc., Class A *	991,262	30,064,976
Walt Disney Co.	4,015,052	452,897,866
Warner Bros Discovery, Inc. *	5,586,618	153,855,460
		13,390,791,087

Pharmaceuticals, Biotechnology & Life Sciences 0.0%
AbbVie, Inc.	3,978,538	887,253,759
Agilent Technologies, Inc.	639,210	85,558,258
Amgen, Inc.	1,212,951	414,683,688
Biogen, Inc. *	332,403	59,795,976
Bio-Techne Corp.	349,979	22,430,154
Bristol-Myers Squibb Co.	4,582,429	252,262,716
Charles River Laboratories International, Inc. *	109,177	22,979,575
Danaher Corp.	1,413,469	309,394,229
Eli Lilly & Co.	1,787,639	1,854,049,789
Gilead Sciences, Inc.	2,792,879	396,449,174
Incyte Corp. *	368,868	36,912,621
IQVIA Holdings, Inc. *	383,167	88,185,885
Johnson & Johnson	5,423,533	1,232,497,874
Merck & Co., Inc.	5,587,250	616,106,057
Mettler-Toledo International, Inc. *	45,985	63,148,441
Moderna, Inc. *	787,965	34,725,618
Pfizer, Inc.	12,799,024	338,406,195
Regeneron Pharmaceuticals, Inc.	226,869	168,212,020
Revvity, Inc.	256,390	27,895,232
Thermo Fisher Scientific, Inc.	845,751	489,359,986
Vertex Pharmaceuticals, Inc. *	571,443	268,521,066
Viatris, Inc.	2,569,195	33,630,763
Waters Corp. *	133,515	49,496,681
West Pharmaceutical Services, Inc.	162,414	37,537,124
Zoetis, Inc.	992,100	123,833,922
		7,913,326,803

Real Estate Management & Development 0.0%
CBRE Group, Inc., Class A *	660,124	112,438,921
CoStar Group, Inc. *	955,188	58,744,062
		171,182,983

SECURITY	NUMBER OF SHARES	VALUE ($)
Semiconductors & Semiconductor Equipment 0.0%
Advanced Micro Devices, Inc. *	3,664,864	867,583,255
Analog Devices, Inc.	1,107,625	344,338,460
Applied Materials, Inc.	1,793,311	578,020,002
Broadcom, Inc.	10,629,180	3,521,447,334
First Solar, Inc. *	243,268	54,861,799
Intel Corp. *	10,094,463	469,089,696
KLA Corp.	295,775	422,348,953
Lam Research Corp.	2,827,433	660,092,508
Microchip Technology, Inc.	1,215,946	92,314,620
Micron Technology, Inc.	2,526,769	1,048,305,923
Monolithic Power Systems, Inc.	107,971	121,375,600
NVIDIA Corp.	54,675,306	10,450,091,236
NXP Semiconductors NV	567,062	128,235,401
ON Semiconductor Corp. *	902,641	54,059,169
Qnity Electronics, Inc.	472,113	45,407,828
QUALCOMM, Inc.	2,410,961	365,477,578
Skyworks Solutions, Inc.	340,998	19,014,048
Teradyne, Inc.	352,960	85,081,008
Texas Instruments, Inc.	2,045,389	440,883,599
		19,768,028,017

Software & Services 0.0%
Accenture PLC, Class A	1,395,118	367,808,909
Adobe, Inc. *	942,115	276,275,224
Akamai Technologies, Inc. *	327,729	31,838,872
AppLovin Corp., Class A *	609,491	288,356,287
Autodesk, Inc. *	479,716	121,305,785
Cadence Design Systems, Inc. *	611,810	181,316,012
Cognizant Technology Solutions Corp., Class A	1,084,603	89,002,522
Crowdstrike Holdings, Inc., Class A *	565,975	249,824,195
Datadog, Inc., Class A *	732,851	94,772,291
EPAM Systems, Inc. *	126,051	26,294,239
Fair Isaac Corp. *	53,519	78,307,395
Fortinet, Inc. *	1,422,624	115,602,426
Gartner, Inc. *	161,159	33,780,538
Gen Digital, Inc.	1,254,186	30,087,922
GoDaddy, Inc., Class A *	301,860	30,342,967
International Business Machines Corp.	2,104,170	645,348,939
Intuit, Inc.	627,712	313,178,071
Microsoft Corp.	16,720,740	7,194,767,215
Oracle Corp.	3,786,256	623,142,012
Palantir Technologies, Inc., Class A *	5,142,235	753,800,229
Palo Alto Networks, Inc. *	1,540,879	272,689,357
PTC, Inc. *	271,583	42,402,254
Roper Technologies, Inc.	243,539	90,408,983
Salesforce, Inc.	2,144,506	455,257,179
ServiceNow, Inc. *	2,337,013	273,453,891
Synopsys, Inc. *	418,338	194,575,279
Trimble, Inc. *	532,771	36,015,320
Tyler Technologies, Inc. *	96,316	35,579,130
VeriSign, Inc.	190,179	46,447,417
Workday, Inc., Class A *	490,618	86,167,239
		13,078,148,099

Technology Hardware & Equipment 0.0%
Amphenol Corp., Class A	2,755,943	397,076,267
Apple, Inc.	33,244,331	8,626,239,008
Arista Networks, Inc. *	2,324,225	329,435,652
CDW Corp.	297,006	37,538,588
Cisco Systems, Inc.	8,870,915	694,770,063
Corning, Inc.	1,758,143	181,528,265
Dell Technologies, Inc., Class C	676,608	77,431,020
F5, Inc. *	130,549	35,980,610
Hewlett Packard Enterprise Co.	2,992,133	64,390,702

Schwab S&P 500 Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
HP, Inc.	2,096,897	40,763,678
Jabil, Inc.	242,236	57,455,957
Keysight Technologies, Inc. *	387,975	83,930,632
Motorola Solutions, Inc.	374,960	150,936,398
NetApp, Inc.	447,292	43,096,584
Sandisk Corp. *	313,264	180,518,380
Seagate Technology Holdings PLC	489,834	199,700,423
Super Micro Computer, Inc. *	1,121,189	32,637,812
TE Connectivity PLC	664,014	147,929,039
Teledyne Technologies, Inc. *	106,543	66,088,623
Western Digital Corp.	768,606	192,328,279
Zebra Technologies Corp., Class A *	113,795	26,739,549
		11,666,515,529

Telecommunication Services 0.0%
AT&T, Inc.	15,966,824	418,490,457
Comcast Corp., Class A	8,181,354	243,395,282
T-Mobile U.S., Inc.	1,082,864	213,551,609
Verizon Communications, Inc.	9,496,104	422,766,550
		1,298,203,898

Transportation 0.0%
CH Robinson Worldwide, Inc.	266,229	51,901,344
CSX Corp.	4,187,865	158,133,782
Delta Air Lines, Inc.	1,460,024	96,200,981
Expeditors International of Washington, Inc.	300,246	48,201,493
FedEx Corp.	488,663	157,471,652
JB Hunt Transport Services, Inc.	170,739	34,612,210
Norfolk Southern Corp.	504,046	146,798,357
Old Dominion Freight Line, Inc.	413,562	71,628,938
Southwest Airlines Co.	1,168,463	55,525,362
Uber Technologies, Inc. *	4,675,478	374,272,014
Union Pacific Corp.	1,334,003	313,624,105
United Airlines Holdings, Inc. *	730,033	74,696,977
United Parcel Service, Inc., Class B	1,663,531	176,700,263
		1,759,767,478

Utilities 0.0%
AES Corp.	1,615,025	23,660,116
Alliant Energy Corp.	582,205	38,373,132
Ameren Corp.	610,183	63,019,700
American Electric Power Co., Inc.	1,207,784	144,662,329
American Water Works Co., Inc.	440,947	56,939,486
Atmos Energy Corp.	362,131	60,236,871
SECURITY	NUMBER OF SHARES	VALUE ($)
CenterPoint Energy, Inc.	1,476,975	58,621,138
CMS Energy Corp.	679,712	48,592,611
Consolidated Edison, Inc.	810,018	86,372,219
Constellation Energy Corp.	703,578	197,480,273
Dominion Energy, Inc.	1,922,973	115,705,285
DTE Energy Co.	467,344	62,801,687
Duke Energy Corp.	1,750,363	212,406,550
Edison International	863,321	53,767,632
Entergy Corp.	1,002,189	96,099,903
Evergy, Inc.	517,850	39,734,631
Eversource Energy	847,981	58,620,927
Exelon Corp.	2,280,783	102,133,463
FirstEnergy Corp.	1,171,869	55,476,278
NextEra Energy, Inc.	4,688,136	412,087,154
NiSource, Inc.	1,079,615	47,816,148
NRG Energy, Inc.	432,410	65,998,738
PG&E Corp.	4,923,273	75,916,870
Pinnacle West Capital Corp.	267,338	25,012,143
PPL Corp.	1,658,409	60,117,326
Public Service Enterprise Group, Inc.	1,120,943	92,320,865
Sempra	1,469,650	127,874,247
Southern Co.	2,474,294	220,979,197
Vistra Corp.	716,389	113,440,198
WEC Energy Group, Inc.	731,816	80,990,077
Xcel Energy, Inc.	1,330,070	101,165,124
		2,998,422,318
Total Common Stocks (Cost $47,667,097,000)		133,361,004,143
Total Investments in Securities (Cost $47,667,097,000)		133,361,004,143

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED APPRECIATION ($)
FUTURES CONTRACTS
Long
S&P 500 Index, e-mini, expires 03/20/26	1,128	392,868,300	1,383,735

*	Non-income producing security.
(a)	Issuer is affiliated with the fund’s investment adviser.

REIT —	Real Estate Investment Trust

Below is a summary of the fund’s transactions with affiliated issuers during the period ended January 31, 2026:
SECURITY	VALUE AT 10/31/25	PURCHASES	SALES	NET REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 1/31/26	BALANCE OF SHARES HELD AT 1/31/26	DIVIDENDS RECEIVED
COMMON STOCKS 0.0% OF NET ASSETS

Financial Services 0.0%
Charles Schwab Corp.	$357,772,000	$3,147,143	($7,806,388 )	$881,742	$34,296,971	$388,291,468	3,736,446	$1,021,989

Schwab S&P 500 Index Fund
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund’s investments as of January 31, 2026 (see notes to portfolio holdings for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks [1]	$133,361,004,143	$—	$—	$133,361,004,143
Futures Contracts [2]	1,383,735	—	—	1,383,735
Total	$133,362,387,878	$—	$—	$133,362,387,878

[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.

Schwab Investments
Schwab 1000 Index Fund

Portfolio Holdings as of January 31, 2026 (Unaudited)

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 99.7% OF NET ASSETS

Automobiles & Components 2.2%
Aptiv PLC *	68,594	5,195,995
Autoliv, Inc.	22,454	2,722,323
BorgWarner, Inc.	68,653	3,254,839
Ford Motor Co.	1,251,027	17,364,255
General Motors Co.	298,302	25,057,368
Gentex Corp.	68,458	1,575,218
Lear Corp.	16,603	1,944,045
Lucid Group, Inc. *(a)	37,127	410,996
Rivian Automotive, Inc., Class A *	257,124	3,792,579
Tesla, Inc. *	898,246	386,614,061
Thor Industries, Inc.	17,156	1,919,242
		449,850,921

Banks 3.6%
Bank of America Corp.	2,149,197	114,337,280
Bank OZK	33,894	1,611,999
BOK Financial Corp.	7,076	919,455
Cadence Bank	59,141	2,490,428
Citigroup, Inc.	571,908	66,175,475
Citizens Financial Group, Inc.	138,931	8,749,874
Columbia Banking System, Inc.	97,313	2,864,895
Comerica, Inc.	41,344	3,665,973
Commerce Bancshares, Inc.	39,849	2,097,651
Cullen/Frost Bankers, Inc.	20,482	2,822,829
East West Bancorp, Inc.	44,244	5,063,283
Fifth Third Bancorp	210,621	10,577,387
First Citizens BancShares, Inc., Class A	3,185	6,591,581
First Financial Bankshares, Inc.	44,805	1,425,695
First Horizon Corp.	156,322	3,828,326
Flagstar Bank NA	96,247	1,272,385
FNB Corp.	114,185	2,003,947
Glacier Bancorp, Inc.	41,422	2,099,267
Hancock Whitney Corp.	26,894	1,850,307
Home BancShares, Inc.	58,471	1,689,812
Huntington Bancshares, Inc.	500,684	8,751,956
JPMorgan Chase & Co.	870,196	266,184,255
KeyCorp	299,906	6,453,977
M&T Bank Corp.	48,841	10,821,700
Old National Bancorp	111,555	2,725,289
Pinnacle Financial Partners, Inc.	47,171	4,485,490
PNC Financial Services Group, Inc.	125,261	27,970,781
Popular, Inc.	21,304	2,844,723
Prosperity Bancshares, Inc.	29,804	2,056,774
Regions Financial Corp.	281,171	8,013,374
Southstate Bank Corp.	31,949	3,269,341
Truist Financial Corp.	410,792	21,122,925
U.S. Bancorp	496,779	27,874,270
UMB Financial Corp.	22,403	2,848,317
United Bankshares, Inc.	44,349	1,877,293
Valley National Bancorp	153,346	1,910,691
Webster Financial Corp.	51,604	3,393,995
Wells Fargo & Co.	1,003,157	90,775,677
Western Alliance Bancorp	33,346	2,972,796
SECURITY	NUMBER OF SHARES	VALUE ($)
Wintrust Financial Corp.	21,741	3,206,580
Zions Bancorp NA	47,112	2,822,480
		744,520,533

Capital Goods 7.3%
3M Co.	170,084	26,050,065
A.O. Smith Corp.	35,760	2,628,002
AAON, Inc.	21,436	1,951,962
Acuity, Inc.	9,777	3,023,439
Advanced Drainage Systems, Inc.	22,786	3,464,383
AECOM	42,050	4,054,881
AeroVironment, Inc. *	10,533	2,932,282
AGCO Corp.	19,628	2,226,011
Air Lease Corp., Class A	33,839	2,187,015
Allegion PLC	27,077	4,478,265
Allison Transmission Holdings, Inc.	26,351	2,864,354
AMETEK, Inc.	73,372	16,433,861
API Group Corp. *	120,617	5,014,049
Applied Industrial Technologies, Inc.	12,027	3,131,951
Archer Aviation, Inc., Class A *	195,917	1,408,643
Armstrong World Industries, Inc.	13,979	2,568,501
ATI, Inc. *	43,470	5,229,441
Axon Enterprise, Inc. *	25,277	12,223,452
Bloom Energy Corp., Class A *	69,658	10,544,131
Boeing Co. *	250,353	58,512,503
Builders FirstSource, Inc. *	35,226	4,029,854
BWX Technologies, Inc.	29,113	5,980,684
Carlisle Cos., Inc.	13,325	4,542,359
Carpenter Technology Corp.	15,891	5,050,637
Carrier Global Corp.	251,921	15,009,453
Caterpillar, Inc.	149,598	98,339,741
Chart Industries, Inc. *	14,216	2,947,545
CNH Industrial NV	274,858	2,957,472
Comfort Systems USA, Inc.	11,288	12,892,025
Construction Partners, Inc., Class A *	15,236	1,674,132
Core & Main, Inc., Class A *	61,255	3,268,567
Crane Co.	15,635	2,855,576
Cummins, Inc.	44,197	25,582,108
Curtiss-Wright Corp.	11,803	7,750,912
Deere & Co.	80,429	42,466,512
Donaldson Co., Inc.	37,102	3,782,178
Dover Corp.	44,122	8,890,142
Dycom Industries, Inc. *	9,317	3,395,022
Eaton Corp. PLC	124,007	43,578,540
EMCOR Group, Inc.	14,255	10,274,006
Emerson Electric Co.	179,718	26,411,357
Esab Corp.	17,651	2,137,536
ESCO Technologies, Inc.	7,865	1,794,557
Fastenal Co.	367,143	15,919,320
Federal Signal Corp.	18,760	2,027,768
Ferguson Enterprises, Inc.	62,639	15,813,842
Flowserve Corp.	39,913	3,119,201
Fluor Corp. *	51,735	2,389,640
Fortive Corp.	100,569	5,311,049
Fortune Brands Innovations, Inc.	39,491	2,136,463
FTAI Aviation Ltd.	32,786	8,928,284
Gates Industrial Corp. PLC *	82,479	1,898,667
GATX Corp.	11,073	2,014,289
GE Vernova, Inc.	86,742	63,006,787
Generac Holdings, Inc. *	18,892	3,174,612

Schwab 1000 Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
General Dynamics Corp.	80,995	28,436,535
General Electric Co.	337,189	103,446,213
Graco, Inc.	53,000	4,628,490
HEICO Corp.	32,175	10,647,029
Hexcel Corp.	24,350	2,016,424
Honeywell International, Inc.	203,250	46,243,440
Howmet Aerospace, Inc.	128,211	26,678,145
Hubbell, Inc., Class B	17,039	8,314,010
Huntington Ingalls Industries, Inc.	12,553	5,278,662
IDEX Corp.	24,250	4,814,837
IES Holdings, Inc. *	2,814	1,070,136
Illinois Tool Works, Inc.	84,296	22,023,173
Ingersoll Rand, Inc.	115,185	9,916,277
ITT, Inc.	27,169	4,952,909
JBT Marel Corp.	16,726	2,631,167
Johnson Controls International PLC	195,616	23,329,164
Karman Holdings, Inc. *	24,414	2,534,173
Kratos Defense & Security Solutions, Inc. *	54,367	5,600,345
L3Harris Technologies, Inc.	59,922	20,544,258
Lennox International, Inc.	10,041	4,971,098
Leonardo DRS, Inc.	22,759	934,485
Lincoln Electric Holdings, Inc.	17,776	4,716,862
Loar Holdings, Inc. *	11,330	777,011
Lockheed Martin Corp.	65,069	41,268,061
Masco Corp.	65,376	4,320,700
MasTec, Inc. *	19,454	4,678,298
Middleby Corp. *	14,332	2,109,240
Modine Manufacturing Co. *	16,474	3,042,089
Moog, Inc., Class A	9,170	2,800,059
Mueller Industries, Inc.	35,138	4,783,687
Nextpower, Inc., Class A *	46,714	5,469,742
Nordson Corp.	16,862	4,629,125
Northrop Grumman Corp.	42,941	29,726,337
nVent Electric PLC	51,841	5,819,671
Oshkosh Corp.	20,026	2,880,139
Otis Worldwide Corp.	124,061	10,597,291
Owens Corning	26,936	3,228,010
PACCAR, Inc.	167,980	20,646,422
Parker-Hannifin Corp.	40,341	37,752,721
Pentair PLC	52,637	5,546,361
Primoris Services Corp.	17,397	2,579,105
Quanta Services, Inc.	47,774	22,674,974
QXO, Inc. *	157,396	3,491,043
RBC Bearings, Inc. *	9,985	4,989,205
Regal Rexnord Corp.	21,621	3,491,791
Resideo Technologies, Inc. *	44,083	1,510,284
Rocket Lab Corp. *	150,359	12,039,245
Rockwell Automation, Inc.	35,703	15,054,170
RTX Corp.	428,546	86,107,748
Simpson Manufacturing Co., Inc.	13,349	2,359,836
SiteOne Landscape Supply, Inc. *	14,138	2,029,369
Snap-on, Inc.	16,480	6,033,493
SPX Technologies, Inc. *	16,071	3,349,357
StandardAero, Inc. *	61,707	1,906,129
Stanley Black & Decker, Inc.	49,235	3,872,825
Sterling Infrastructure, Inc. *	9,781	3,500,718
Symbotic, Inc. *	17,753	965,231
Textron, Inc.	55,443	4,882,311
Timken Co.	20,293	1,891,105
Toro Co.	32,150	2,941,725
Trane Technologies PLC	71,055	29,884,312
TransDigm Group, Inc.	17,994	25,687,155
Trex Co., Inc. *	36,045	1,492,984
UFP Industries, Inc.	18,578	1,918,736
United Rentals, Inc.	20,369	15,929,780
Valmont Industries, Inc.	6,318	2,815,048
Vertiv Holdings Co., Class A	121,893	22,694,039
Watsco, Inc.	11,044	4,267,954
SECURITY	NUMBER OF SHARES	VALUE ($)
Watts Water Technologies, Inc., Class A	9,029	2,702,470
WESCO International, Inc.	15,649	4,529,290
Westinghouse Air Brake Technologies Corp.	54,587	12,562,652
Woodward, Inc.	19,423	6,173,406
WW Grainger, Inc.	13,944	15,058,683
Xylem, Inc.	77,627	10,702,434
Zurn Elkay Water Solutions Corp.	47,777	2,202,997
		1,510,372,428

Commercial & Professional Services 1.1%
Amentum Holdings, Inc. *	49,366	1,766,316
Automatic Data Processing, Inc.	128,932	31,822,996
Booz Allen Hamilton Holding Corp., Class A	38,504	3,404,524
Broadridge Financial Solutions, Inc.	37,322	7,356,539
CACI International, Inc., Class A *	6,927	4,298,758
Casella Waste Systems, Inc., Class A *	20,160	2,033,741
Cintas Corp.	109,224	20,904,381
Clean Harbors, Inc. *	15,803	4,107,358
Copart, Inc. *	283,052	11,486,250
Dayforce, Inc. *	51,335	3,555,975
Equifax, Inc.	38,939	7,842,315
ExlService Holdings, Inc. *	51,627	2,021,197
FTI Consulting, Inc. *	9,634	1,682,771
Genpact Ltd.	50,135	2,210,954
Jacobs Solutions, Inc.	38,464	5,202,641
KBR, Inc.	40,217	1,721,690
Leidos Holdings, Inc.	40,781	7,678,247
MSA Safety, Inc.	11,764	2,083,993
Parsons Corp. *	17,003	1,191,230
Paychex, Inc.	103,542	10,678,286
Paycom Software, Inc.	15,941	2,148,050
Paylocity Holding Corp. *	14,139	1,908,482
RB Global, Inc.	59,765	6,787,511
Republic Services, Inc., Class A	64,373	13,845,989
Rollins, Inc.	94,266	5,970,808
SS&C Technologies Holdings, Inc.	67,642	5,539,203
Tetra Tech, Inc.	82,765	3,116,930
TransUnion	61,913	4,892,365
Veralto Corp.	79,779	7,896,525
Verisk Analytics, Inc., Class A	44,459	9,668,054
Waste Management, Inc.	118,235	26,276,546
		221,100,625

Consumer Discretionary Distribution & Retail 5.6%
Amazon.com, Inc. *	3,109,811	744,177,772
AutoNation, Inc. *	9,042	1,853,429
AutoZone, Inc. *	5,313	19,680,893
Bath & Body Works, Inc.	63,073	1,374,991
Best Buy Co., Inc.	62,722	4,083,202
Boot Barn Holdings, Inc. *	9,800	1,749,104
Burlington Stores, Inc. *	19,880	5,881,697
CarMax, Inc. *	47,445	2,113,200
Carvana Co., Class A *	45,224	18,139,799
Chewy, Inc., Class A *	71,739	2,088,322
Coupang, Inc., Class A *	435,171	8,773,047
Dick's Sporting Goods, Inc.	21,102	4,262,604
Dillard's, Inc., Class A	957	581,435
eBay, Inc.	144,583	13,188,861
Etsy, Inc. *	31,937	1,691,384
Five Below, Inc. *	17,732	3,398,160
Floor & Decor Holdings, Inc., Class A *	33,359	2,200,360

Schwab 1000 Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
GameStop Corp., Class A *	132,496	3,164,004
Gap, Inc.	72,258	2,021,779
Genuine Parts Co.	44,672	6,208,961
Group 1 Automotive, Inc.	4,056	1,436,879
Home Depot, Inc.	318,314	119,237,241
Lithia Motors, Inc., Class A	7,783	2,517,334
LKQ Corp.	79,821	2,622,120
Lowe's Cos., Inc.	178,964	47,794,126
Murphy USA, Inc.	5,553	2,346,198
Ollie's Bargain Outlet Holdings, Inc. *	19,604	2,162,517
O'Reilly Automotive, Inc. *	269,841	26,555,053
Penske Automotive Group, Inc.	5,885	922,709
Pool Corp.	10,139	2,576,219
Ross Stores, Inc.	103,564	19,537,349
TJX Cos., Inc.	356,247	53,369,363
Tractor Supply Co.	168,824	8,589,765
Ulta Beauty, Inc. *	14,300	9,257,248
Urban Outfitters, Inc. *	16,067	1,138,347
Wayfair, Inc., Class A *	33,802	3,498,169
Williams-Sonoma, Inc.	39,072	7,996,085
		1,158,189,726

Consumer Durables & Apparel 0.6%
Deckers Outdoor Corp. *	46,714	5,574,849
DR Horton, Inc.	87,410	13,010,104
Garmin Ltd.	52,235	10,532,665
Hasbro, Inc.	41,786	3,731,908
Installed Building Products, Inc.	7,209	2,077,201
Lennar Corp., Class A	67,990	7,434,706
Lululemon Athletica, Inc. *	34,567	6,031,942
Mattel, Inc. *	94,679	1,977,844
Meritage Homes Corp.	22,145	1,539,299
Mohawk Industries, Inc. *	17,002	2,012,697
NIKE, Inc., Class B	378,918	23,420,922
NVR, Inc. *	909	6,940,879
PulteGroup, Inc.	62,729	7,846,771
Ralph Lauren Corp., Class A	12,440	4,396,420
SharkNinja, Inc. *	22,717	2,685,149
Somnigroup International, Inc.	67,210	5,904,399
Tapestry, Inc.	65,838	8,355,501
Taylor Morrison Home Corp., Class A *	30,538	1,861,291
Toll Brothers, Inc.	31,229	4,512,278
TopBuild Corp. *	8,989	4,207,301
VF Corp.	107,006	2,096,248
Whirlpool Corp.	17,651	1,411,903
		127,562,277

Consumer Services 2.0%
ADT, Inc.	153,494	1,227,952
Airbnb, Inc., Class A *	136,125	17,610,491
Aramark	82,240	3,165,418
Booking Holdings, Inc.	10,289	51,463,932
Boyd Gaming Corp.	18,360	1,552,154
Bright Horizons Family Solutions, Inc. *	18,573	1,720,417
Brinker International, Inc. *	13,618	2,147,831
Caesars Entertainment, Inc. *	66,825	1,383,277
Carnival Corp. *	345,589	10,374,582
Cava Group, Inc. *	32,068	1,943,962
Chipotle Mexican Grill, Inc., Class A *	425,184	16,526,902
Choice Hotels International, Inc.	6,658	684,442
Churchill Downs, Inc.	21,407	2,105,593
Darden Restaurants, Inc.	37,061	7,388,110
Domino's Pizza, Inc.	9,816	4,027,799
DoorDash, Inc., Class A *	119,548	24,461,912
DraftKings, Inc., Class A *	159,806	4,396,263
SECURITY	NUMBER OF SHARES	VALUE ($)
Duolingo, Inc. *	12,813	1,717,711
Dutch Bros, Inc., Class A *	39,223	2,133,339
Expedia Group, Inc.	37,252	9,865,820
Flutter Entertainment PLC *	56,166	9,275,815
Grand Canyon Education, Inc. *	8,898	1,546,828
H&R Block, Inc.	40,562	1,600,171
Hilton Worldwide Holdings, Inc.	74,274	22,171,532
Hyatt Hotels Corp., Class A	13,636	2,132,261
Las Vegas Sands Corp.	96,269	5,076,264
Liberty Live Holdings, Inc., Class C *	16,272	1,343,742
Life Time Group Holdings, Inc. *	48,702	1,420,637
Marriott International, Inc., Class A	71,223	22,456,612
McDonald's Corp.	227,874	71,780,310
MGM Resorts International *	66,779	2,239,768
Norwegian Cruise Line Holdings Ltd. *	145,564	3,196,585
Planet Fitness, Inc., Class A *	26,436	2,406,733
Royal Caribbean Cruises Ltd.	81,121	26,335,933
Service Corp. International	45,200	3,635,436
Starbucks Corp.	364,168	33,485,248
Stride, Inc. *	13,855	1,172,133
Texas Roadhouse, Inc., Class A	21,093	3,793,787
Vail Resorts, Inc.	11,539	1,535,495
Viking Holdings Ltd. *	58,652	4,231,742
Wingstop, Inc.	8,700	2,309,241
Wyndham Hotels & Resorts, Inc.	23,077	1,679,775
Wynn Resorts Ltd.	27,186	2,921,136
Yum! Brands, Inc.	88,725	13,796,737
		407,441,828

Consumer Staples Distribution & Retail 1.9%
Albertsons Cos., Inc., Class A	127,657	2,125,489
BJ's Wholesale Club Holdings, Inc. *	42,118	3,893,388
Casey's General Stores, Inc.	11,788	7,149,422
Costco Wholesale Corp.	141,615	133,153,504
Dollar General Corp.	70,713	10,142,366
Dollar Tree, Inc. *	60,133	7,071,039
Kroger Co.	194,478	12,222,942
Maplebear, Inc. *	59,395	2,207,118
Performance Food Group Co. *	49,717	4,745,488
Sprouts Farmers Market, Inc. *	30,766	2,181,617
Sysco Corp.	152,208	12,762,641
Target Corp.	146,211	15,420,874
U.S. Foods Holding Corp. *	71,114	5,946,553
Walmart, Inc.	1,401,604	166,987,100
		386,009,541

Energy 3.1%
Antero Midstream Corp.	107,769	2,028,213
Antero Resources Corp. *	94,326	3,430,637
APA Corp.	114,689	3,028,936
Baker Hughes Co., Class A	315,435	17,676,977
Cheniere Energy, Inc.	68,582	14,506,465
Chevron Corp.	604,816	106,991,950
Chord Energy Corp.	17,607	1,764,926
ConocoPhillips	394,609	41,130,096
Coterra Energy, Inc.	244,328	7,048,863
Devon Energy Corp.	199,800	8,033,958
Diamondback Energy, Inc.	59,829	9,808,964
DT Midstream, Inc.	32,724	4,123,878
EOG Resources, Inc.	172,795	19,375,503
EQT Corp.	199,252	11,502,818
Expand Energy Corp.	76,764	8,629,041
Exxon Mobil Corp.	1,347,598	190,550,357
Halliburton Co.	268,862	9,012,254
HF Sinclair Corp.	48,604	2,526,922
Kinder Morgan, Inc.	626,269	19,094,942

Schwab 1000 Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Marathon Petroleum Corp.	96,062	16,925,164
Matador Resources Co.	36,312	1,642,755
Occidental Petroleum Corp.	231,517	10,508,557
ONEOK, Inc.	200,918	15,910,696
Ovintiv, Inc.	80,248	3,488,381
Permian Resources Corp., Class A	225,220	3,632,799
Phillips 66	129,482	18,588,436
Range Resources Corp.	74,980	2,837,993
SLB Ltd.	477,418	23,097,483
Targa Resources Corp.	68,755	13,818,380
TechnipFMC PLC	128,051	7,135,002
Texas Pacific Land Corp.	18,750	6,531,750
Valero Energy Corp.	98,090	17,796,469
Venture Global, Inc., Class A (a)	147,754	1,447,989
Viper Energy, Inc., Class A	53,881	2,281,321
Williams Cos., Inc.	389,956	26,228,441
		652,137,316

Equity Real Estate Investment Trusts (REITs) 1.9%
Agree Realty Corp.	37,281	2,692,807
Alexandria Real Estate Equities, Inc.	49,794	2,720,744
American Healthcare REIT, Inc.	57,022	2,674,902
American Homes 4 Rent, Class A	105,977	3,319,200
American Tower Corp.	149,526	26,807,021
AvalonBay Communities, Inc.	45,208	8,032,105
Brixmor Property Group, Inc.	98,553	2,640,235
BXP, Inc.	47,347	3,061,930
Camden Property Trust	34,508	3,763,097
CareTrust REIT, Inc.	70,850	2,645,539
Crown Castle, Inc.	139,399	12,101,227
CubeSmart	72,575	2,723,740
Digital Realty Trust, Inc.	103,428	17,163,877
EastGroup Properties, Inc.	16,995	3,086,972
Equinix, Inc.	31,422	25,795,262
Equity LifeStyle Properties, Inc.	62,569	3,952,484
Equity Residential	111,379	6,941,139
Essential Properties Realty Trust, Inc.	61,695	1,873,060
Essex Property Trust, Inc.	20,518	5,167,869
Extra Space Storage, Inc.	67,522	9,316,010
Federal Realty Investment Trust	25,288	2,558,134
First Industrial Realty Trust, Inc.	42,795	2,483,394
Gaming & Leisure Properties, Inc.	90,335	4,042,491
Healthcare Realty Trust, Inc., Class A	113,306	1,902,408
Healthpeak Properties, Inc.	222,403	3,834,228
Host Hotels & Resorts, Inc.	204,875	3,796,334
Invitation Homes, Inc.	178,210	4,763,553
Iron Mountain, Inc.	94,885	8,741,755
Kimco Realty Corp.	214,337	4,518,224
Lamar Advertising Co., Class A	27,450	3,522,110
Lineage, Inc.	16,233	579,680
Mid-America Apartment Communities, Inc.	38,004	5,103,937
Millrose Properties, Inc., Class A	49,288	1,468,782
NNN REIT, Inc.	60,552	2,523,202
Omega Healthcare Investors, Inc.	94,685	4,154,778
Prologis, Inc.	296,357	38,692,370
Public Storage	50,479	13,941,795
Realty Income Corp.	294,873	18,034,433
Regency Centers Corp.	51,641	3,763,080
Rexford Industrial Realty, Inc.	74,996	3,039,588
Ryman Hospitality Properties, Inc.	19,484	1,845,135
SBA Communications Corp., Class A	34,081	6,274,653
Simon Property Group, Inc.	104,001	19,896,431
STAG Industrial, Inc.	61,001	2,288,148
Sun Communities, Inc.	37,075	4,724,467
Terreno Realty Corp.	32,151	1,978,573
UDR, Inc.	98,316	3,652,439
Ventas, Inc.	150,398	11,681,413
SECURITY	NUMBER OF SHARES	VALUE ($)
VICI Properties, Inc., Class A	341,328	9,584,490
Vornado Realty Trust	51,931	1,655,560
Welltower, Inc.	219,496	41,344,267
Weyerhaeuser Co.	228,325	5,886,218
WP Carey, Inc.	69,539	4,850,345
		393,605,635

Financial Services 7.6%
Affiliated Managers Group, Inc.	9,156	2,866,652
Affirm Holdings, Inc. *	92,593	5,583,358
AGNC Investment Corp. (a)	347,602	3,962,663
Ally Financial, Inc.	91,121	3,852,596
American Express Co.	171,703	60,468,646
Ameriprise Financial, Inc.	29,737	15,677,049
Annaly Capital Management, Inc.	220,027	5,062,821
Apollo Global Management, Inc.	148,450	19,972,463
ARES Management Corp., Class A	65,457	9,796,949
Bank of New York Mellon Corp.	223,014	26,743,839
Berkshire Hathaway, Inc., Class B *	586,185	281,679,478
Blackrock, Inc.	46,124	51,609,989
Blackstone, Inc.	236,194	33,638,749
Block, Inc. *	173,878	10,507,448
Blue Owl Capital, Inc., Class A	199,231	2,717,511
Capital One Financial Corp.	203,491	44,550,285
Carlyle Group, Inc.	82,164	4,829,600
Cboe Global Markets, Inc.	33,311	8,829,414
Charles Schwab Corp. (b)	529,758	55,052,451
CME Group, Inc.	115,022	33,248,259
Coinbase Global, Inc., Class A *	72,962	14,208,620
Corebridge Financial, Inc.	85,711	2,642,470
Corpay, Inc. *	22,310	7,019,395
Credit Acceptance Corp. *	1,984	988,508
Enact Holdings, Inc.	9,991	397,342
Equitable Holdings, Inc.	90,612	4,204,397
Essent Group Ltd.	31,597	1,988,083
Evercore, Inc., Class A	12,415	4,385,847
FactSet Research Systems, Inc.	12,092	3,075,721
Fidelity National Information Services, Inc.	166,760	9,213,490
FirstCash Holdings, Inc.	12,143	2,070,382
Fiserv, Inc. *	172,017	10,962,643
Franklin Resources, Inc.	99,212	2,641,023
Global Payments, Inc.	76,247	5,469,960
Goldman Sachs Group, Inc.	95,884	89,690,852
Hamilton Lane, Inc., Class A	13,029	1,840,216
Houlihan Lokey, Inc., Class A	17,512	2,947,620
Interactive Brokers Group, Inc., Class A	141,910	10,626,221
Intercontinental Exchange, Inc.	182,578	31,728,405
Invesco Ltd.	142,368	3,885,223
Jack Henry & Associates, Inc.	23,066	4,133,658
Jackson Financial, Inc., Class A	21,415	2,546,672
Janus Henderson Group PLC	41,369	1,991,090
Jefferies Financial Group, Inc.	51,551	3,153,890
KKR & Co., Inc.	219,069	25,030,824
Lazard, Inc.	36,867	1,980,495
LPL Financial Holdings, Inc.	25,627	9,341,041
MarketAxess Holdings, Inc.	11,837	2,003,176
Mastercard, Inc., Class A	262,082	141,207,161
MGIC Investment Corp.	73,644	1,982,496
Moelis & Co., Class A	23,828	1,707,753
Moody's Corp.	49,058	25,292,342
Morgan Stanley	386,468	70,646,350
Morningstar, Inc.	7,321	1,479,501
MSCI, Inc., Class A	24,163	14,720,583
Nasdaq, Inc.	145,067	14,055,542
Northern Trust Corp.	60,885	9,098,046
OneMain Holdings, Inc.	37,750	2,474,135

Schwab 1000 Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
PayPal Holdings, Inc.	299,539	15,782,710
PennyMac Financial Services, Inc.	9,275	926,758
Piper Sandler Cos.	5,357	1,855,397
Raymond James Financial, Inc.	56,593	9,386,515
Rithm Capital Corp.	179,921	1,968,336
Robinhood Markets, Inc., Class A *	251,473	25,016,534
Rocket Cos., Inc., Class A	305,718	5,481,524
S&P Global, Inc.	99,033	52,268,627
SEI Investments Co.	30,059	2,640,683
Shift4 Payments, Inc., Class A *(a)	21,575	1,273,788
SLM Corp.	63,523	1,724,649
SoFi Technologies, Inc. *	404,110	9,217,749
Starwood Property Trust, Inc.	108,325	1,942,267
State Street Corp.	89,739	11,743,246
Stifel Financial Corp.	32,549	4,013,292
StoneX Group, Inc. *	14,982	1,681,879
Synchrony Financial	114,261	8,298,776
T. Rowe Price Group, Inc.	68,739	7,264,338
Toast, Inc., Class A *	149,477	4,650,229
TPG, Inc.	41,588	2,449,949
Tradeweb Markets, Inc., Class A	37,360	3,850,695
Upstart Holdings, Inc. *	27,252	1,069,641
Visa, Inc., Class A	539,494	173,625,354
Voya Financial, Inc.	30,676	2,351,622
WEX, Inc. *	11,502	1,770,158
		1,575,736,109

Food, Beverage & Tobacco 2.0%
Altria Group, Inc.	536,436	33,253,668
Archer-Daniels-Midland Co.	153,999	10,365,673
Brown-Forman Corp., Class B	56,568	1,548,266
Bunge Global SA	43,362	4,938,065
Cal-Maine Foods, Inc.	14,578	1,217,700
Campbell's Co.	64,545	1,805,969
Celsius Holdings, Inc. *	52,994	2,781,125
Coca-Cola Co.	1,236,853	92,528,973
Coca-Cola Consolidated, Inc.	18,170	2,762,930
Conagra Brands, Inc.	148,606	2,750,697
Constellation Brands, Inc., Class A	45,277	7,094,906
General Mills, Inc.	169,416	7,837,184
Hershey Co.	47,623	9,274,579
Hormel Foods Corp.	93,138	2,292,126
Ingredion, Inc.	20,043	2,367,078
J.M. Smucker Co.	33,914	3,556,222
Keurig Dr. Pepper, Inc.	434,036	11,909,948
Kraft Heinz Co.	270,064	6,411,319
Lamb Weston Holdings, Inc.	44,780	2,056,745
McCormick & Co., Inc. - Non Voting Shares	80,519	4,978,490
Molson Coors Beverage Co., Class B	53,776	2,583,399
Mondelez International, Inc., Class A	412,949	24,145,128
Monster Beverage Corp. *	227,377	18,362,967
PepsiCo, Inc.	437,185	67,164,732
Philip Morris International, Inc.	497,703	89,307,826
Pilgrim's Pride Corp.	13,039	565,501
Post Holdings, Inc. *	14,631	1,496,898
Primo Brands Corp.	81,452	1,542,701
Smithfield Foods, Inc.	11,582	276,810
Tyson Foods, Inc., Class A	89,559	5,850,890
		423,028,515

Health Care Equipment & Services 3.5%
Abbott Laboratories	555,777	60,746,426
Align Technology, Inc. *	21,522	3,508,732
Baxter International, Inc.	168,549	3,382,778
Becton Dickinson & Co.	91,277	18,573,044
Boston Scientific Corp. *	474,252	44,356,790
SECURITY	NUMBER OF SHARES	VALUE ($)
Cardinal Health, Inc.	75,949	16,319,921
Cencora, Inc.	62,120	22,314,746
Centene Corp. *	150,071	6,501,076
Chemed Corp.	4,430	1,892,230
Cigna Group	85,504	23,437,501
Cooper Cos., Inc. *	64,229	5,226,956
CVS Health Corp.	405,012	30,181,494
DaVita, Inc. *	11,284	1,233,793
Dexcom, Inc. *	125,759	9,185,437
Doximity, Inc., Class A *	43,881	1,644,221
Edwards Lifesciences Corp. *	185,043	15,055,098
Elevance Health, Inc.	71,102	24,582,805
Encompass Health Corp.	32,070	3,031,577
Ensign Group, Inc.	17,919	3,075,976
GE HealthCare Technologies, Inc.	145,793	11,513,273
Glaukos Corp. *	17,892	2,135,947
Globus Medical, Inc., Class A *	35,541	3,222,858
Guardant Health, Inc. *	41,434	4,725,133
HCA Healthcare, Inc.	50,879	24,842,689
HealthEquity, Inc. *	28,099	2,407,241
Henry Schein, Inc. *	31,668	2,390,301
Hims & Hers Health, Inc. *	66,561	1,803,138
Hologic, Inc. *	70,604	5,290,358
Humana, Inc.	38,316	7,479,283
IDEXX Laboratories, Inc. *	25,480	17,083,321
Insulet Corp. *	22,429	5,737,563
Intuitive Surgical, Inc. *	113,234	57,094,848
IRhythm Holdings, Inc. *	10,338	1,597,324
Labcorp Holdings, Inc.	26,662	7,239,266
Masimo Corp. *	14,339	1,969,175
McKesson Corp.	39,423	32,768,792
Medtronic PLC	409,144	42,125,466
Merit Medical Systems, Inc. *	18,622	1,510,058
Molina Healthcare, Inc. *	16,415	2,947,970
Penumbra, Inc. *	12,511	4,481,065
Quest Diagnostics, Inc.	35,162	6,576,349
RadNet, Inc. *	22,148	1,552,575
ResMed, Inc.	46,725	12,069,535
Solventum Corp. *	46,123	3,550,087
STERIS PLC	31,423	8,251,680
Stryker Corp.	109,873	40,604,666
Teleflex, Inc.	14,258	1,488,107
Tenet Healthcare Corp. *	28,385	5,372,713
UnitedHealth Group, Inc.	289,573	83,087,181
Universal Health Services, Inc., Class B	17,656	3,553,447
Veeva Systems, Inc., Class A *	48,406	9,870,952
Waystar Holding Corp. *	37,041	983,809
Zimmer Biomet Holdings, Inc.	62,605	5,451,017
		717,027,788

Household & Personal Products 0.9%
Church & Dwight Co., Inc.	77,015	7,412,694
Clorox Co.	39,248	4,426,782
Colgate-Palmolive Co.	257,406	23,241,187
elf Beauty, Inc. *	19,287	1,639,202
Estee Lauder Cos., Inc., Class A	78,953	9,101,702
Kenvue, Inc.	612,577	10,658,840
Kimberly-Clark Corp.	106,814	10,680,332
Procter & Gamble Co.	747,181	113,399,660
		180,560,399

Insurance 1.8%
Aflac, Inc.	150,399	16,686,769
Allstate Corp.	83,513	16,618,252
American Financial Group, Inc.	22,272	2,901,373
American International Group, Inc.	173,237	12,971,987

Schwab 1000 Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Aon PLC, Class A	68,555	23,969,570
Arch Capital Group Ltd. *	114,683	11,014,155
Arthur J Gallagher & Co.	82,132	20,481,257
Assurant, Inc.	16,273	3,875,090
Axis Capital Holdings Ltd.	25,225	2,602,716
Brown & Brown, Inc.	94,240	6,794,704
Chubb Ltd.	116,713	36,129,676
Cincinnati Financial Corp.	49,737	8,002,186
CNA Financial Corp.	6,753	323,199
Erie Indemnity Co., Class A	8,119	2,297,758
Everest Group Ltd.	13,174	4,364,283
Fidelity National Financial, Inc.	80,486	4,377,634
First American Financial Corp.	32,652	2,062,953
Globe Life, Inc.	25,292	3,546,444
Hanover Insurance Group, Inc.	11,702	2,037,786
Hartford Insurance Group, Inc.	89,042	12,026,013
Kinsale Capital Group, Inc.	6,944	2,748,991
Lincoln National Corp.	53,945	2,244,651
Loews Corp.	54,723	5,777,107
Markel Group, Inc. *	4,027	8,217,657
Marsh & McLennan Cos., Inc.	156,989	29,543,760
MetLife, Inc.	177,065	13,966,887
Old Republic International Corp.	72,800	2,851,576
Primerica, Inc.	10,227	2,690,110
Principal Financial Group, Inc.	64,045	6,066,342
Progressive Corp.	187,629	39,026,832
Prudential Financial, Inc.	111,540	12,393,209
Reinsurance Group of America, Inc.	20,850	4,227,338
RenaissanceRe Holdings Ltd.	14,670	4,132,539
RLI Corp.	29,310	1,712,583
Ryan Specialty Holdings, Inc., Class A	36,659	1,769,897
Travelers Cos., Inc.	71,306	20,287,270
Unum Group	49,185	3,736,584
W.R. Berkley Corp.	94,980	6,513,728
Willis Towers Watson PLC	30,533	9,693,312
		370,684,178

Materials 2.2%
Air Products & Chemicals, Inc.	70,868	19,311,530
Albemarle Corp.	37,918	6,469,948
Alcoa Corp.	83,537	4,745,737
Amcor PLC	146,358	6,476,342
Amrize Ltd. *	163,632	8,610,316
Anglogold Ashanti PLC	135,686	12,601,159
AptarGroup, Inc.	20,522	2,564,224
Avery Dennison Corp.	24,889	4,617,158
Axalta Coating Systems Ltd. *	70,587	2,370,312
Balchem Corp.	10,157	1,728,417
Ball Corp.	85,662	4,871,598
Celanese Corp., Class A	35,470	1,576,287
CF Industries Holdings, Inc.	49,861	4,648,541
Cleveland-Cliffs, Inc. *	175,400	2,413,504
Coeur Mining, Inc. *	201,006	4,108,563
Commercial Metals Co.	36,121	2,776,621
Corteva, Inc.	217,288	15,818,566
CRH PLC	213,791	26,170,156
Crown Holdings, Inc.	36,271	3,796,848
Dow, Inc.	223,315	6,152,328
DuPont de Nemours, Inc.	132,443	5,816,897
Eagle Materials, Inc.	10,561	2,152,437
Eastman Chemical Co.	35,995	2,495,173
Ecolab, Inc.	81,486	22,978,237
Element Solutions, Inc.	69,683	2,027,775
Freeport-McMoRan, Inc.	460,201	27,717,906
Graphic Packaging Holding Co.	91,284	1,337,311
Hecla Mining Co.	218,290	4,915,891
SECURITY	NUMBER OF SHARES	VALUE ($)
International Flavors & Fragrances, Inc.	81,893	5,716,950
International Paper Co.	167,238	6,743,036
Linde PLC	149,319	68,234,303
Louisiana-Pacific Corp.	20,450	1,712,483
LyondellBasell Industries NV, Class A	82,135	4,024,615
Martin Marietta Materials, Inc.	19,200	12,517,440
Mosaic Co.	99,023	2,723,133
MP Materials Corp. *	43,429	2,552,322
NewMarket Corp.	2,458	1,648,802
Newmont Corp.	348,654	39,171,277
Nucor Corp.	73,205	13,009,993
Packaging Corp. of America	28,567	6,357,586
PPG Industries, Inc.	72,539	8,387,685
Reliance, Inc.	16,410	5,407,095
Royal Gold, Inc.	26,017	6,850,536
RPM International, Inc.	41,229	4,409,854
Sherwin-Williams Co.	73,737	26,150,090
Smurfit WestRock PLC	167,516	6,973,691
Solstice Advanced Materials, Inc. *	48,993	3,026,298
Steel Dynamics, Inc.	43,630	7,834,639
Vulcan Materials Co.	42,093	12,650,630
Westlake Corp.	10,192	808,429
		458,180,669

Media & Entertainment 9.5%
Alphabet, Inc., Class A	1,859,676	628,570,488
Alphabet, Inc., Class C	1,486,506	503,226,876
Charter Communications, Inc., Class A *	28,314	5,836,082
EchoStar Corp., Class A *	43,274	4,899,482
Electronic Arts, Inc.	72,079	14,698,350
Fox Corp., Class A	107,850	7,849,323
Liberty Broadband Corp., Class C *	35,964	1,730,228
Liberty Media Corp.-Liberty Formula One, Class C *	71,486	6,220,712
Live Nation Entertainment, Inc. *	50,746	7,381,006
Match Group, Inc.	75,548	2,353,320
Meta Platforms, Inc., Class A	696,183	498,815,119
Netflix, Inc. *	1,354,614	113,096,723
New York Times Co., Class A	50,865	3,728,913
News Corp., Class A	165,622	4,476,763
Nexstar Media Group, Inc., Class A	9,077	1,927,773
Omnicom Group, Inc.	102,783	7,918,402
Paramount Skydance Corp., Class B	93,616	1,049,435
Pinterest, Inc., Class A *	192,390	4,257,591
Reddit, Inc., Class A *	40,559	7,311,571
ROBLOX Corp., Class A *	209,463	13,774,287
Roku, Inc. *	41,478	3,948,706
Sirius XM Holdings, Inc.	60,640	1,234,024
Snap, Inc., Class A *	349,378	2,421,189
Take-Two Interactive Software, Inc. *	55,372	12,198,452
TKO Group Holdings, Inc.	21,266	4,308,066
Trade Desk, Inc., Class A *	140,798	4,270,403
Versant Media Group, Inc. *	46,404	1,511,842
Walt Disney Co.	570,876	64,394,813
Warner Bros Discovery, Inc. *	792,666	21,830,022
		1,955,239,961

Pharmaceuticals, Biotechnology & Life Sciences 6.1%
AbbVie, Inc.	564,957	125,991,061
Agilent Technologies, Inc.	90,165	12,068,585
Alnylam Pharmaceuticals, Inc. *	41,991	14,195,478
Amgen, Inc.	171,914	58,773,958
Avantor, Inc. *	212,877	2,324,617
Avidity Biosciences, Inc. *	45,404	3,294,968
Axsome Therapeutics, Inc. *	13,552	2,496,956

Schwab 1000 Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Biogen, Inc. *	46,900	8,436,841
BioMarin Pharmaceutical, Inc. *	61,704	3,488,744
Bio-Rad Laboratories, Inc., Class A *	5,849	1,717,851
Bio-Techne Corp.	50,514	3,237,442
Bridgebio Pharma, Inc. *	54,322	4,197,461
Bristol-Myers Squibb Co.	651,835	35,883,517
Charles River Laboratories International, Inc. *	15,339	3,228,553
Corcept Therapeutics, Inc. *	28,954	1,154,396
Cytokinetics, Inc. *	38,382	2,425,359
Danaher Corp.	200,956	43,987,259
Elanco Animal Health, Inc. *	157,436	3,791,059
Eli Lilly & Co.	253,873	263,304,382
Exact Sciences Corp. *	61,212	6,264,436
Exelixis, Inc. *	86,081	3,560,310
Gilead Sciences, Inc.	397,075	56,364,796
Halozyme Therapeutics, Inc. *	37,648	2,699,738
Illumina, Inc. *	49,517	7,170,557
Incyte Corp. *	52,673	5,270,987
Insmed, Inc. *	68,227	10,702,770
Ionis Pharmaceuticals, Inc. *	51,551	4,261,721
IQVIA Holdings, Inc. *	54,313	12,500,137
Jazz Pharmaceuticals PLC *	19,269	3,169,558
Johnson & Johnson	770,306	175,052,039
Madrigal Pharmaceuticals, Inc. *	5,889	2,881,547
Medpace Holdings, Inc. *	7,152	4,165,897
Merck & Co., Inc.	794,094	87,564,745
Mettler-Toledo International, Inc. *	6,580	9,035,919
Moderna, Inc. *	113,765	5,013,624
Natera, Inc. *	44,167	10,208,760
Neurocrine Biosciences, Inc. *	31,790	4,325,347
Nuvalent, Inc., Class A *	16,560	1,703,858
Pfizer, Inc.	1,819,513	48,107,924
Regeneron Pharmaceuticals, Inc.	32,234	23,899,899
Repligen Corp. *	17,121	2,557,364
Revolution Medicines, Inc. *	58,316	5,653,736
Revvity, Inc.	36,337	3,953,466
Rhythm Pharmaceuticals, Inc. *	19,470	1,996,064
Roivant Sciences Ltd. *	136,129	2,943,109
Royalty Pharma PLC, Class A	119,900	4,997,432
Summit Therapeutics, Inc. *	50,934	737,524
Tempus AI, Inc. *	32,067	1,918,248
Thermo Fisher Scientific, Inc.	120,173	69,533,300
United Therapeutics Corp. *	13,631	6,399,618
Vertex Pharmaceuticals, Inc. *	81,064	38,091,974
Viatris, Inc.	372,727	4,878,996
Waters Corp. *	19,063	7,067,035
West Pharmaceutical Services, Inc.	23,033	5,323,387
Zoetis, Inc.	141,056	17,606,610
		1,251,580,919

Real Estate Management & Development 0.2%
CBRE Group, Inc., Class A *	93,725	15,964,179
CoStar Group, Inc. *	135,005	8,302,808
Jones Lang LaSalle, Inc. *	14,874	5,323,553
Zillow Group, Inc., Class C *	56,281	3,547,391
		33,137,931

Semiconductors & Semiconductor Equipment 14.0%
Advanced Micro Devices, Inc. *	520,444	123,204,708
Allegro MicroSystems, Inc. *	39,941	1,474,222
Amkor Technology, Inc.	34,804	1,682,077
Analog Devices, Inc.	157,110	48,842,357
Applied Materials, Inc.	254,599	82,062,350
Astera Labs, Inc. *	42,147	6,348,181
Broadcom, Inc.	1,509,560	500,117,228
Cirrus Logic, Inc. *	16,446	2,143,572
SECURITY	NUMBER OF SHARES	VALUE ($)
Credo Technology Group Holding Ltd. *	48,644	6,094,120
Enphase Energy, Inc. *	43,919	1,624,125
Entegris, Inc.	47,865	5,651,421
First Solar, Inc. *	34,472	7,774,125
GLOBALFOUNDRIES, Inc. *	33,807	1,426,655
Impinj, Inc. *	8,964	1,237,928
Intel Corp. *	1,433,479	66,613,769
KLA Corp.	42,034	60,022,030
Lam Research Corp.	401,484	93,730,455
Lattice Semiconductor Corp. *	43,609	3,511,397
MACOM Technology Solutions Holdings, Inc. *	20,055	4,393,248
Marvell Technology, Inc.	275,325	21,728,649
Microchip Technology, Inc.	173,518	13,173,487
Micron Technology, Inc.	358,846	148,878,028
MKS, Inc.	21,169	4,983,394
Monolithic Power Systems, Inc.	15,307	17,207,364
NVIDIA Corp.	7,767,153	1,484,535,953
NXP Semiconductors NV	80,385	18,178,264
ON Semiconductor Corp. *	127,727	7,649,570
Qnity Electronics, Inc.	67,568	6,498,690
Qorvo, Inc. *	27,194	2,124,123
QUALCOMM, Inc.	342,396	51,903,810
Rambus, Inc. *	34,613	3,939,998
Semtech Corp. *	27,900	2,225,025
SiTime Corp. *	7,032	2,553,390
Skyworks Solutions, Inc.	47,741	2,662,038
Teradyne, Inc.	49,868	12,020,681
Texas Instruments, Inc.	290,313	62,576,967
Universal Display Corp.	14,402	1,653,638
		2,882,447,037

Software & Services 9.8%
Accenture PLC, Class A	198,183	52,248,966
ACI Worldwide, Inc. *	33,990	1,473,806
Adobe, Inc. *	133,729	39,216,029
Akamai Technologies, Inc. *	45,741	4,443,738
Amdocs Ltd.	36,198	2,966,064
Appfolio, Inc., Class A *	7,137	1,355,174
AppLovin Corp., Class A *	86,448	40,899,413
Atlassian Corp., Class A *	53,744	6,351,466
Aurora Innovation, Inc. *	368,809	1,548,998
Autodesk, Inc. *	68,201	17,245,987
Bentley Systems, Inc., Class B	47,981	1,685,093
Bill Holdings, Inc. *	28,319	1,222,531
Cadence Design Systems, Inc. *	87,014	25,787,469
CCC Intelligent Solutions Holdings, Inc. *	187,471	1,421,030
Circle Internet Group, Inc. *	17,176	1,098,062
Clearwater Analytics Holdings, Inc., Class A *	92,039	2,217,219
Cloudflare, Inc., Class A *	100,802	17,877,235
Cognizant Technology Solutions Corp., Class A	154,064	12,642,492
Commvault Systems, Inc. *	13,902	1,191,401
Confluent, Inc., Class A *	97,089	2,965,098
CoreWeave, Inc., Class A *	72,863	6,790,103
Crowdstrike Holdings, Inc., Class A *	80,220	35,409,509
Datadog, Inc., Class A *	104,043	13,454,841
Docusign, Inc., Class A *	64,885	3,409,058
Dropbox, Inc., Class A *	55,383	1,411,159
D-Wave Quantum, Inc. *	109,130	2,315,739
Dynatrace, Inc. *	96,131	3,661,630
Elastic NV *	30,131	1,986,537
EPAM Systems, Inc. *	17,902	3,734,357
Fair Isaac Corp. *	7,577	11,086,439

Schwab 1000 Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Figma, Inc., Class A *	11,871	307,696
Fortinet, Inc. *	200,517	16,294,011
Gartner, Inc. *	23,223	4,867,773
Gen Digital, Inc.	180,528	4,330,867
Gitlab, Inc., Class A *	44,400	1,553,112
GoDaddy, Inc., Class A *	43,128	4,335,226
Guidewire Software, Inc. *	27,042	3,806,432
HubSpot, Inc. *	16,677	4,669,560
InterDigital, Inc.	8,315	2,714,349
International Business Machines Corp.	298,741	91,623,865
Intuit, Inc.	89,076	44,441,798
Kyndryl Holdings, Inc. *	71,281	1,639,463
Life360, Inc. *	24,992	1,431,792
Manhattan Associates, Inc. *	18,901	2,854,240
MARA Holdings, Inc. *	119,164	1,132,058
Microsoft Corp.	2,375,714	1,022,245,977
MongoDB, Inc., Class A *	25,986	9,649,381
Nutanix, Inc., Class A *	86,254	3,392,370
Okta, Inc. *	54,477	4,602,217
Oracle Corp.	537,649	88,486,272
Palantir Technologies, Inc., Class A *	730,205	107,040,751
Palo Alto Networks, Inc. *	218,570	38,680,333
Pegasystems, Inc.	30,591	1,336,521
Procore Technologies, Inc. *	38,543	2,177,294
PTC, Inc. *	38,464	6,005,384
Roper Technologies, Inc.	34,430	12,781,449
Rubrik, Inc., Class A *	45,454	2,543,151
SailPoint, Inc. *	23,111	362,612
Salesforce, Inc.	304,265	64,592,417
Samsara, Inc., Class A *	111,599	3,130,352
SentinelOne, Inc., Class A *	104,082	1,455,066
ServiceNow, Inc. *	332,100	38,859,021
ServiceTitan, Inc., Class A *	17,637	1,381,683
Snowflake, Inc., Class A *	108,311	20,871,530
SoundHound AI, Inc., Class A *(a)	120,860	1,022,476
Strategy, Inc., Class A *	85,594	12,814,278
Synopsys, Inc. *	59,376	27,616,668
Trimble, Inc. *	75,488	5,102,989
Twilio, Inc., Class A *	48,225	5,809,183
Tyler Technologies, Inc. *	13,863	5,120,992
UiPath, Inc., Class A *	131,824	1,659,664
Unity Software, Inc. *	108,864	3,167,942
Varonis Systems, Inc., Class B *	36,538	1,090,294
VeriSign, Inc.	26,929	6,576,870
Workday, Inc., Class A *	69,500	12,206,285
Zoom Communications, Inc. *	85,008	7,829,237
Zscaler, Inc. *	32,390	6,478,324
		2,031,207,868

Technology Hardware & Equipment 8.4%
Advanced Energy Industries, Inc.	12,054	3,078,109
Amphenol Corp., Class A	391,368	56,388,301
Apple, Inc.	4,723,290	1,225,599,289
Arista Networks, Inc. *	330,122	46,791,492
Arrow Electronics, Inc. *	16,899	2,238,949
Badger Meter, Inc.	9,639	1,412,885
Belden, Inc.	12,798	1,503,893
CDW Corp.	41,543	5,250,620
Ciena Corp. *	45,003	11,332,205
Cisco Systems, Inc.	1,259,635	98,654,613
Cognex Corp.	54,624	2,116,134
Coherent Corp. *	50,238	10,659,499
Corning, Inc.	248,924	25,701,403
Dell Technologies, Inc., Class C	96,579	11,052,501
F5, Inc. *	18,205	5,017,480
Fabrinet *	11,576	5,665,757
Flex Ltd. *	116,880	7,368,115
SECURITY	NUMBER OF SHARES	VALUE ($)
Hewlett Packard Enterprise Co.	424,979	9,145,548
HP, Inc.	298,680	5,806,339
IonQ, Inc. *	113,369	4,532,493
Itron, Inc. *	13,745	1,361,855
Jabil, Inc.	34,150	8,100,039
Keysight Technologies, Inc. *	54,979	11,893,607
Littelfuse, Inc.	7,881	2,551,553
Lumentum Holdings, Inc. *	22,664	8,880,662
Mirion Technologies, Inc., Class A *	81,270	2,018,747
Motorola Solutions, Inc.	53,479	21,527,437
NetApp, Inc.	63,583	6,126,222
Pure Storage, Inc., Class A *	98,606	6,857,061
Sandisk Corp. *	44,674	25,743,392
Sanmina Corp. *	17,202	2,437,179
Seagate Technology Holdings PLC	69,661	28,400,093
Super Micro Computer, Inc. *	161,513	4,701,643
TD SYNNEX Corp.	24,103	3,824,423
TE Connectivity PLC	93,909	20,921,047
Teledyne Technologies, Inc. *	15,179	9,415,534
Ubiquiti, Inc.	1,380	760,960
Vontier Corp.	46,491	1,743,413
Western Digital Corp.	109,349	27,362,400
Zebra Technologies Corp., Class A *	16,449	3,865,186
		1,737,808,078

Telecommunication Services 0.9%
AST SpaceMobile, Inc. *	77,340	8,600,982
AT&T, Inc.	2,270,086	59,498,954
Comcast Corp., Class A	1,160,118	34,513,511
GCI Liberty, Inc. *(c)	32,171	0
T-Mobile U.S., Inc.	153,382	30,248,464
Verizon Communications, Inc.	1,346,391	59,941,327
		192,803,238

Transportation 1.3%
Alaska Air Group, Inc. *	36,813	1,871,205
American Airlines Group, Inc. *	207,539	2,760,269
Avis Budget Group, Inc. *	5,429	624,281
CH Robinson Worldwide, Inc.	38,037	7,415,313
CSX Corp.	594,469	22,447,149
Delta Air Lines, Inc.	207,124	13,647,400
Expeditors International of Washington, Inc.	43,038	6,909,320
FedEx Corp.	69,112	22,271,342
GXO Logistics, Inc. *	35,623	2,015,906
JB Hunt Transport Services, Inc.	23,973	4,859,807
Joby Aviation, Inc. *	194,251	2,053,233
Knight-Swift Transportation Holdings, Inc.	51,247	2,823,710
Lyft, Inc., Class A *	127,980	2,159,023
Norfolk Southern Corp.	71,865	20,929,963
Old Dominion Freight Line, Inc.	58,279	10,093,923
Ryder System, Inc.	13,003	2,487,214
Saia, Inc. *	8,642	2,893,946
Southwest Airlines Co.	166,588	7,916,262
Uber Technologies, Inc. *	664,211	53,170,090
U-Haul Holding Co., Non Voting Shares	32,569	1,671,115
Union Pacific Corp.	189,803	44,622,685
United Airlines Holdings, Inc. *	103,281	10,567,712
United Parcel Service, Inc., Class B	236,477	25,118,587
XPO, Inc. *	37,931	5,617,960
		276,947,415

Schwab 1000 Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Utilities 2.2%
AES Corp.	231,207	3,387,183
Alliant Energy Corp.	82,958	5,467,762
Ameren Corp.	86,927	8,977,821
American Electric Power Co., Inc.	171,340	20,522,249
American Water Works Co., Inc.	62,776	8,106,265
Atmos Energy Corp.	51,154	8,508,956
CenterPoint Energy, Inc.	207,346	8,229,563
CMS Energy Corp.	97,939	7,001,659
Consolidated Edison, Inc.	115,154	12,278,871
Constellation Energy Corp.	99,760	28,000,637
Dominion Energy, Inc.	273,263	16,442,235
DTE Energy Co.	65,974	8,865,586
Duke Energy Corp.	249,191	30,239,328
Edison International	123,865	7,714,312
Entergy Corp.	142,769	13,690,119
Essential Utilities, Inc.	89,994	3,490,867
Evergy, Inc.	73,315	5,625,460
Eversource Energy	120,166	8,307,076
Exelon Corp.	323,090	14,467,970
FirstEnergy Corp.	167,271	7,918,609
IDACORP, Inc.	17,459	2,318,381
National Fuel Gas Co.	28,075	2,351,281
NextEra Energy, Inc.	665,901	58,532,698
NiSource, Inc.	153,849	6,813,972
NRG Energy, Inc.	61,075	9,321,877
OGE Energy Corp.	63,821	2,787,701
Oklo, Inc. *	39,533	3,147,617
Ormat Technologies, Inc.	19,465	2,431,957
PG&E Corp.	700,660	10,804,177
Pinnacle West Capital Corp.	37,879	3,543,959
PPL Corp.	234,981	8,518,061
Public Service Enterprise Group, Inc.	159,509	13,137,161
Sempra	208,922	18,178,303
Southern Co.	352,455	31,477,756
Southwest Gas Holdings, Inc.	19,799	1,639,753
Talen Energy Corp. *	14,449	5,033,454
TXNM Energy, Inc.	32,203	1,897,401
UGI Corp.	68,844	2,761,333
Vistra Corp.	102,059	16,161,043
WEC Energy Group, Inc.	103,984	11,507,909
Xcel Energy, Inc.	189,050	14,379,143
		453,987,465
Total Common Stocks (Cost $3,450,640,573)		20,591,168,400

SECURITY	NUMBER OF SHARES	VALUE ($)
SHORT-TERM INVESTMENTS 0.2% OF NET ASSETS

Money Market Funds 0.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.65% (d)	31,860,323	31,860,323
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.65% (d)(e)	7,963,847	7,963,847
		39,824,170
Total Short-Term Investments (Cost $39,824,170)		39,824,170
Total Investments in Securities (Cost $3,490,464,743)		20,630,992,570

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED APPRECIATION ($)
FUTURES CONTRACTS
Long
S&P 400 Mid-Cap Index, e-mini, expires 03/20/26	12	4,137,000	46,073
S&P 500 Index, e-mini, expires 03/20/26	117	40,749,638	586,036
			632,109

*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $7,498,943.
(b)	Issuer is affiliated with the fund’s investment adviser.
(c)	Fair valued using significant unobservable inputs (see notes to portfolio holdings for additional information).
(d)	The rate shown is the annualized 7-day yield.
(e)	Security purchased with cash collateral received for securities on loan.

REIT —	Real Estate Investment Trust

Below is a summary of the fund’s transactions with affiliated issuers during the period ended January 31, 2026:
SECURITY	VALUE AT 10/31/25	PURCHASES	SALES	NET REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 1/31/26	BALANCE OF SHARES HELD AT 1/31/26	DIVIDENDS RECEIVED
COMMON STOCKS 0.3% OF NET ASSETS

Financial Services 0.3%
Charles Schwab Corp.	$51,552,531	$—	($1,532,455 )	$1,061,470	$3,970,905	$55,052,451	529,758	$147,100

Schwab 1000 Index Fund
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund’s investments as of January 31, 2026 (see notes to portfolio holdings for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks [1]	$20,398,365,162	$—	$—	$20,398,365,162
Telecommunication Services	192,803,238	—	0 *	192,803,238
Short-Term Investments [1]	39,824,170	—	—	39,824,170
Futures Contracts [2]	632,109	—	—	632,109
Total	$20,631,624,679	$—	$0	$20,631,624,679

*	Level 3 amount shown includes securities determined to have no value.
[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.

Schwab Capital Trust
Schwab Small-Cap Index Fund

Portfolio Holdings as of January 31, 2026 (Unaudited)

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 99.8% OF NET ASSETS

Automobiles & Components 1.2%
Adient PLC *	206,235	4,289,688
American Axle & Manufacturing Holdings, Inc. *	289,476	2,307,124
Cooper-Standard Holdings, Inc. *	42,924	1,346,526
Dana, Inc.	297,373	8,594,080
Dorman Products, Inc. *	69,572	8,640,842
Faraday Future Intelligent Electric, Inc. *(a)	351,113	365,157
Fox Factory Holding Corp. *	106,453	1,958,735
Garrett Motion, Inc.	400,124	7,218,237
Gentherm, Inc. *	76,882	2,457,149
Goodyear Tire & Rubber Co. *	697,031	6,559,062
Holley, Inc. *	187,785	722,972
LCI Industries	59,761	8,766,341
Livewire Group, Inc., Class A *(a)	92,162	215,659
Motorcar Parts of America, Inc. *	33,114	411,607
Patrick Industries, Inc.	81,937	10,337,991
Phinia, Inc.	95,983	6,831,110
Solid Power, Inc. *	388,707	1,741,407
Standard Motor Products, Inc.	53,604	2,140,408
Strattec Security Corp. *	10,198	806,866
Visteon Corp.	69,263	6,293,236
Winnebago Industries, Inc.	68,845	3,160,674
XPEL, Inc. *	63,923	3,292,674
		88,457,545

Banks 9.8%
1st Source Corp.	46,831	3,153,131
ACNB Corp.	25,694	1,298,061
Amalgamated Financial Corp.	58,269	2,263,168
Amerant Bancorp, Inc.	91,448	1,984,422
Ameris Bancorp	166,840	13,450,641
Ames National Corp.	22,707	592,653
Arrow Financial Corp.	41,009	1,386,514
Associated Banc-Corp.	419,436	11,433,825
Atlantic Union Bankshares Corp.	359,429	13,960,222
Avidbank Holdings, Inc. *	7,200	209,520
Axos Financial, Inc. *	137,187	13,580,141
Banc of California, Inc.	323,469	6,462,911
BancFirst Corp.	52,760	5,800,962
Bancorp, Inc. *	106,504	6,330,598
Bank First Corp.	22,923	3,198,675
Bank of Hawaii Corp.	99,362	7,430,290
Bank of Marin Bancorp	37,031	994,282
Bank of NT Butterfield & Son Ltd.	105,187	5,448,687
Bank7 Corp.	10,305	457,954
BankUnited, Inc.	189,998	9,019,205
Bankwell Financial Group, Inc.	17,843	859,854
Banner Corp.	86,121	5,325,723
Bar Harbor Bankshares	41,026	1,391,192
BayCom Corp.	25,223	736,007
BCB Bancorp, Inc.	40,445	319,111
Beacon Financial Corp.	209,816	5,948,284
Blue Foundry Bancorp *	45,787	602,099
Blue Ridge Bankshares, Inc.	169,764	721,497
Bridgewater Bancshares, Inc. *	53,468	1,027,120
SECURITY	NUMBER OF SHARES	VALUE ($)
Burke & Herbert Financial Services Corp.	33,927	2,221,540
Business First Bancshares, Inc.	71,105	2,003,028
BV Financial, Inc. *	19,849	379,513
Byline Bancorp, Inc.	79,242	2,530,197
C&F Financial Corp.	7,520	566,256
California BanCorp	56,119	1,009,581
Camden National Corp.	41,892	1,992,802
Capital Bancorp, Inc.	29,526	907,039
Capital City Bank Group, Inc.	34,795	1,453,039
Capitol Federal Financial, Inc.	312,575	2,275,546
Carter Bankshares, Inc. *	57,338	1,227,607
Cathay General Bancorp	167,766	8,586,264
CB Financial Services, Inc.	11,206	401,511
Central Pacific Financial Corp.	66,064	2,151,705
CF Bankshares, Inc.	11,520	335,347
Chain Bridge Bancorp, Inc., Class A *	5,386	189,803
Chemung Financial Corp.	10,395	631,704
ChoiceOne Financial Services, Inc.	36,049	1,034,246
Citizens & Northern Corp.	43,652	993,520
Citizens Community Bancorp, Inc.	23,893	433,419
Citizens Financial Services, Inc.	11,422	722,442
City Holding Co.	35,607	4,382,866
Civista Bancshares, Inc.	47,356	1,142,700
CNB Financial Corp.	74,338	2,059,163
Coastal Financial Corp. *	32,375	3,100,878
CoastalSouth Bancshares, Inc. *	13,362	320,287
Colony Bankcorp, Inc.	42,785	832,596
Columbia Financial, Inc. *	67,808	1,103,236
Commercial Bancgroup, Inc. *	16,917	445,594
Community Financial System, Inc.	133,526	8,345,375
Community Trust Bancorp, Inc.	40,496	2,498,603
Community West Bancshares	42,950	1,029,512
ConnectOne Bancorp, Inc.	119,982	3,193,921
Customers Bancorp, Inc. *	80,826	6,386,871
CVB Financial Corp.	329,640	6,497,204
Dime Community Bancshares, Inc.	100,456	3,417,513
Eagle Bancorp Montana, Inc.	18,515	401,961
Eagle Bancorp, Inc.	70,387	1,883,556
Eagle Financial Services, Inc.	11,615	444,971
Eastern Bankshares, Inc.	558,371	11,438,230
ECB Bancorp, Inc. *	19,368	342,426
Enterprise Financial Services Corp.	92,229	5,289,333
Equity Bancshares, Inc., Class A	38,394	1,770,731
Esquire Financial Holdings, Inc.	18,403	1,962,312
Farmers & Merchants Bancorp, Inc.	32,158	862,799
Farmers National Banc Corp.	90,761	1,178,078
FB Bancorp, Inc. *	44,391	575,307
FB Financial Corp.	104,664	6,021,320
Fidelity D&D Bancorp, Inc.	11,926	533,092
Financial Institutions, Inc.	49,736	1,638,304
Finward Bancorp	8,575	314,231
Finwise Bancorp *	22,856	400,209
First BanCorp	400,941	8,868,815
First Bancorp, Inc.	26,908	735,934
First Bancorp/Southern Pines NC	101,424	5,875,492
First Bank	53,540	893,047
First Busey Corp.	212,517	5,238,544
First Business Financial Services, Inc.	19,946	1,143,305
First Capital, Inc.	8,187	482,378
First Commonwealth Financial Corp.	262,781	4,737,941

Schwab Small-Cap Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
First Community Bankshares, Inc.	39,150	1,410,183
First Community Corp.	18,504	542,537
First Financial Bancorp	253,475	7,284,872
First Financial Bankshares, Inc.	339,120	10,790,798
First Financial Corp.	28,448	1,853,672
First Foundation, Inc. *	162,768	1,022,183
First Internet Bancorp	19,480	424,469
First Interstate BancSystem, Inc., Class A	225,481	7,997,811
First Merchants Corp.	145,693	5,792,754
First Mid Bancshares, Inc.	54,583	2,297,944
First National Corp.	19,604	516,565
First Savings Financial Group, Inc.	13,887	471,880
First United Corp.	15,125	579,741
First Western Financial, Inc. *	21,208	533,381
Firstsun Capital Bancorp *	31,661	1,249,976
Five Star Bancorp	39,224	1,554,055
Flagstar Bank NA	766,919	10,138,669
Flushing Financial Corp.	81,556	1,287,769
Franklin Financial Services Corp.	10,523	536,778
FS Bancorp, Inc.	16,118	676,634
Fulton Financial Corp.	461,043	9,520,538
FVCBankcorp, Inc.	38,451	582,148
GBank Financial Holdings, Inc. *(a)	22,473	731,047
German American Bancorp, Inc.	91,377	3,844,230
Glacier Bancorp, Inc.	323,588	16,399,440
Great Southern Bancorp, Inc.	20,922	1,284,192
Greene County Bancorp, Inc.	16,941	397,097
Hancock Whitney Corp.	213,647	14,698,914
Hanmi Financial Corp.	75,441	2,004,467
Hanover Bancorp, Inc.	10,484	242,180
Hawthorn Bancshares, Inc.	14,326	507,284
HBT Financial, Inc.	28,230	761,645
Heritage Commerce Corp.	151,847	1,933,012
Heritage Financial Corp.	86,414	2,230,345
Hilltop Holdings, Inc.	109,886	4,115,231
Hingham Institution For Savings (a)	4,164	1,242,746
Home Bancorp, Inc.	17,108	1,021,177
Home BancShares, Inc.	474,888	13,724,263
HomeTrust Bancshares, Inc.	40,336	1,739,288
Hope Bancorp, Inc.	313,288	3,753,190
Horizon Bancorp, Inc.	127,853	2,252,770
Independent Bank Corp.	126,949	10,254,940
Independent Bank Corp., MI	50,803	1,785,725
International Bancshares Corp.	137,603	9,582,673
Investar Holding Corp.	22,575	642,259
John Marshall Bancorp, Inc.	31,214	644,257
Kearny Financial Corp.	144,728	1,127,431
Lakeland Financial Corp.	63,671	3,794,792
Landmark Bancorp, Inc.	11,950	322,531
LCNB Corp.	33,401	571,491
LINKBANCORP, Inc.	54,708	478,695
Live Oak Bancshares, Inc.	89,122	3,561,315
MainStreet Bancshares, Inc.	17,565	376,067
Mechanics Bancorp, Class A	121,940	1,827,881
Mercantile Bank Corp.	40,345	2,097,133
Meridian Corp.	22,740	430,468
Metrocity Bankshares, Inc.	49,657	1,398,838
Metropolitan Bank Holding Corp.	23,260	2,153,876
Mid Penn Bancorp, Inc.	49,801	1,642,935
Middlefield Banc Corp.	17,952	602,110
Midland States Bancorp, Inc.	52,625	1,202,481
MidWestOne Financial Group, Inc.	41,680	1,930,618
MVB Financial Corp.	27,596	779,311
National Bank Holdings Corp., Class A	95,383	3,832,489
National Bankshares, Inc.	15,347	558,784
NB Bancorp, Inc.	101,415	2,202,734
NBT Bancorp, Inc.	129,522	5,754,662
Nicolet Bankshares, Inc.	33,448	4,882,739
SECURITY	NUMBER OF SHARES	VALUE ($)
Northeast Bank	18,597	2,142,932
Northeast Community Bancorp, Inc.	30,892	729,051
Northfield Bancorp, Inc.	94,581	1,165,238
Northpointe Bancshares, Inc.	51,945	895,532
Northrim BanCorp, Inc.	55,039	1,296,719
Northwest Bancshares, Inc.	366,350	4,718,588
Norwood Financial Corp.	24,627	749,400
Oak Valley Bancorp	16,958	541,808
OceanFirst Financial Corp.	141,897	2,660,569
OFG Bancorp	111,024	4,474,267
Ohio Valley Banc Corp.	9,555	393,188
Old National Bancorp	882,967	21,570,884
Old Second Bancorp, Inc.	127,318	2,525,989
OP Bancorp	29,441	411,585
Orange County Bancorp, Inc.	29,088	896,492
Origin Bancorp, Inc.	74,858	3,206,168
Orrstown Financial Services, Inc.	47,499	1,710,914
Park National Corp.	37,431	6,099,007
Parke Bancorp, Inc.	25,701	701,894
Pathward Financial, Inc.	57,258	5,169,825
Patriot National Bancorp, Inc. *	168,909	260,120
PCB Bancorp	27,645	620,354
Peapack-Gladstone Financial Corp.	40,288	1,277,935
Peoples Bancorp of North Carolina, Inc.	10,577	387,436
Peoples Bancorp, Inc.	88,488	2,877,630
Peoples Financial Services Corp.	23,283	1,213,044
Pioneer Bancorp, Inc. *	28,152	398,351
Plumas Bancorp	16,172	810,379
Ponce Financial Group, Inc. *	49,070	823,395
Preferred Bank	29,634	2,541,708
Primis Financial Corp.	54,170	730,212
Princeton Bancorp, Inc.	12,481	452,187
Provident Financial Services, Inc.	324,387	7,181,928
QCR Holdings, Inc.	41,886	3,780,630
RBB Bancorp	41,327	857,122
Red River Bancshares, Inc.	12,649	1,050,626
Renasant Corp.	237,348	8,950,393
Republic Bancorp, Inc., Class A	20,935	1,520,090
Rhinebeck Bancorp, Inc. *	11,327	131,846
Richmond Mutual BanCorp, Inc.	20,271	284,402
Riverview Bancorp, Inc.	51,020	263,773
S&T Bancorp, Inc.	96,824	4,128,575
SB Financial Group, Inc.	13,314	303,959
Seacoast Banking Corp. of Florida	220,544	7,374,991
ServisFirst Bancshares, Inc.	130,103	10,648,931
Shore Bancshares, Inc.	76,922	1,459,210
Sierra Bancorp	30,976	1,096,860
Simmons First National Corp., Class A	363,676	7,393,533
SmartFinancial, Inc.	36,644	1,462,829
Sound Financial Bancorp, Inc.	5,316	233,372
South Plains Financial, Inc.	32,314	1,346,201
Southern First Bancshares, Inc. *	19,901	1,093,361
Southern Missouri Bancorp, Inc.	24,632	1,541,224
Southside Bancshares, Inc.	73,456	2,364,549
SR Bancorp, Inc.	19,131	318,340
Stellar Bancorp, Inc.	118,486	4,400,570
Sterling Bancorp, Inc. *(b)	46,061	6,474
Stock Yards Bancorp, Inc.	66,042	4,470,383
Texas Capital Bancshares, Inc. *	114,695	11,603,693
Third Coast Bancshares, Inc. *	32,471	1,317,024
Timberland Bancorp, Inc.	18,808	732,384
Tompkins Financial Corp.	34,041	2,727,365
Towne Bank	184,601	6,461,035
TriCo Bancshares	76,623	3,817,358
Triumph Financial, Inc. *	57,082	3,601,303
TrustCo Bank Corp.	46,468	2,016,711
Trustmark Corp.	141,314	6,008,671
UMB Financial Corp.	183,196	23,291,539
Union Bankshares, Inc.	9,085	226,126

Schwab Small-Cap Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
United Bankshares, Inc.	352,559	14,923,822
United Community Banks, Inc.	308,679	10,627,818
United Security Bancshares	33,990	365,053
Unity Bancorp, Inc.	18,252	984,878
Univest Financial Corp.	71,156	2,358,110
USCB Financial Holdings, Inc.	28,620	539,487
Valley National Bancorp	1,222,728	15,235,191
Virginia National Bankshares Corp.	11,233	459,654
WaFd, Inc.	196,397	6,406,470
Washington Trust Bancorp, Inc.	47,944	1,647,835
WesBanco, Inc.	238,806	8,427,464
West BanCorp, Inc.	38,011	902,001
Westamerica BanCorp	61,226	3,096,811
Western New England Bancorp, Inc.	46,061	618,599
WSFS Financial Corp.	141,089	9,132,691
		755,254,669

Capital Goods 14.5%
3D Systems Corp. *	323,023	723,572
AAR Corp. *	98,781	10,461,896
Aebi Schmidt Holding AG	92,525	1,354,566
AeroVironment, Inc. *	95,343	26,542,538
AerSale Corp. *	79,856	598,121
AirJoule Technologies Corp. *	58,901	189,661
AIRO Group Holdings, Inc. *(a)	22,006	226,442
Alamo Group, Inc.	26,079	5,093,489
Albany International Corp., Class A	74,722	4,146,324
Alliance Laundry Holdings, Inc. *	109,574	2,419,394
Allient, Inc.	36,110	2,203,071
Alta Equipment Group, Inc.	50,650	342,394
Ameresco, Inc., Class A *	81,370	2,550,136
American Superconductor Corp. *	110,261	3,299,009
American Woodmark Corp. *	36,495	2,167,438
Amprius Technologies, Inc. *	276,810	3,443,516
Apogee Enterprises, Inc.	53,022	1,968,707
Archer Aviation, Inc., Class A *	1,592,292	11,448,579
Arcosa, Inc.	122,413	14,012,616
Argan, Inc.	33,843	11,747,244
Array Technologies, Inc. *	382,188	4,328,279
Astec Industries, Inc.	57,805	2,816,260
Astronics Corp. *	77,336	5,858,202
Atkore, Inc.	84,682	5,881,165
Atmus Filtration Technologies, Inc.	210,751	12,217,235
AZZ, Inc.	74,842	9,302,112
Bloom Energy Corp., Class A *	551,139	83,425,910
Blue Bird Corp. *	79,711	4,010,260
BlueLinx Holdings, Inc. *	19,041	1,324,492
Boise Cascade Co.	94,906	7,669,354
Bowman Consulting Group Ltd., Class A *	35,309	1,229,812
Brookfield Business Corp., Class A	59,270	2,113,568
Byrna Technologies, Inc. *	45,585	624,970
Cadre Holdings, Inc.	72,106	2,884,961
CECO Environmental Corp. *	74,200	5,003,306
Centuri Holdings, Inc. *	197,268	5,444,597
Chart Industries, Inc. *	114,029	23,642,773
Columbus McKinnon Corp.	70,698	1,490,314
Concrete Pumping Holdings, Inc. *	54,532	315,195
Construction Partners, Inc., Class A *	118,320	13,001,002
CSW Industrials, Inc.	41,107	11,098,068
Custom Truck One Source, Inc. *	151,506	957,518
Distribution Solutions Group, Inc. *	24,546	696,861
DNOW, Inc. *	468,774	7,120,677
Douglas Dynamics, Inc.	57,577	2,169,501
Ducommun, Inc. *	34,792	3,943,673
DXP Enterprises, Inc. *	32,670	4,248,733
Dycom Industries, Inc. *	70,667	25,750,348
Eastern Co.	14,235	266,195
SECURITY	NUMBER OF SHARES	VALUE ($)
Energy Recovery, Inc. *	130,076	1,897,809
Enerpac Tool Group Corp., Class A	133,647	5,393,993
EnerSys	94,105	16,956,780
Enovix Corp. *	425,413	2,816,234
Enpro, Inc.	53,320	12,731,750
Eos Energy Enterprises, Inc. *	778,460	11,396,654
ESCO Technologies, Inc.	65,537	14,953,577
Eve Holding, Inc. *	245,593	967,636
EVI Industries, Inc.	12,531	322,047
Federal Signal Corp.	151,430	16,368,069
Firefly Aerospace, Inc. *(a)	54,155	1,364,706
Fluence Energy, Inc. *	160,666	4,943,693
Fluor Corp. *	405,969	18,751,708
Franklin Electric Co., Inc.	97,884	9,751,204
GATX Corp.	90,512	16,465,038
Gencor Industries, Inc. *	25,595	367,032
Gibraltar Industries, Inc. *	74,902	3,839,477
Global Industrial Co.	36,098	1,103,155
Gorman-Rupp Co.	52,906	2,882,848
Graham Corp. *	26,110	1,825,611
Granite Construction, Inc.	110,373	13,326,436
Great Lakes Dredge & Dock Corp. *	168,271	2,520,700
Greenbrier Cos., Inc.	75,966	3,830,206
Griffon Corp.	96,906	7,892,994
Helios Technologies, Inc.	83,669	5,420,078
Herc Holdings, Inc.	82,417	11,813,653
Hillenbrand, Inc.	177,807	5,673,821
Hillman Solutions Corp. *	500,393	4,688,682
Hudson Technologies, Inc. *	97,848	701,570
Hyliion Holdings Corp. *	307,289	629,942
Hyster-Yale, Inc.	29,282	979,483
IES Holdings, Inc. *	22,737	8,646,654
Insteel Industries, Inc.	46,929	1,555,227
Intuitive Machines, Inc., Class A *	275,756	5,236,606
Janus International Group, Inc. *	343,264	2,354,791
JBT Marel Corp.	131,690	20,716,154
JELD-WEN Holding, Inc. *(c)	212,036	576,738
Kadant, Inc.	29,699	9,534,567
Karat Packaging, Inc.	21,329	521,921
Kennametal, Inc.	192,475	6,619,215
Kratos Defense & Security Solutions, Inc. *	420,319	43,297,060
KULR Technology Group, Inc. *(a)	101,359	360,838
L.B. Foster Co., Class A *	25,520	766,876
Legence Corp., Class A *	93,068	4,365,820
Limbach Holdings, Inc. *	26,582	2,285,520
Lindsay Corp.	27,422	3,435,154
LSI Industries, Inc.	68,797	1,521,102
Luxfer Holdings PLC	68,484	1,036,848
Manitowoc Co., Inc. *	86,095	1,112,347
Masterbrand, Inc. *	318,721	3,862,899
Matrix Service Co. *	67,576	967,688
Mayville Engineering Co., Inc. *	32,111	629,376
McGrath RentCorp	61,865	6,909,702
Mercury Systems, Inc. *	131,195	12,316,587
Microvast Holdings, Inc. *	496,206	1,300,060
Miller Industries, Inc.	27,811	1,139,417
Modine Manufacturing Co. *	132,116	24,396,541
Moog, Inc., Class A	70,920	21,655,422
Mueller Water Products, Inc., Class A	393,566	10,653,832
MYR Group, Inc. *	38,871	9,719,305
NANO Nuclear Energy, Inc. *(a)	101,480	2,983,005
National Presto Industries, Inc.	13,235	1,686,139
Net Power, Inc. *(a)	84,845	201,083
Nextpower, Inc., Class A *	367,826	43,068,746
NPK International, Inc. *	207,902	2,871,127
NuScale Power Corp. *	319,568	5,586,049
NWPX Infrastructure, Inc. *	23,816	1,606,389
Omega Flex, Inc.	9,507	313,636

Schwab Small-Cap Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Orion Group Holdings, Inc. *	95,425	1,166,094
Palladyne AI Corp. *(a)	74,764	487,461
Park Aerospace Corp.	45,377	1,111,283
Park-Ohio Holdings Corp.	24,828	560,120
Plug Power, Inc. *	2,846,381	6,020,096
Powell Industries, Inc.	24,069	10,676,768
Power Solutions International, Inc. *	21,596	1,547,569
Preformed Line Products Co.	6,508	1,633,118
Primoris Services Corp.	136,411	20,222,931
Proto Labs, Inc. *	60,153	3,167,055
Quanex Building Products Corp.	115,176	2,156,095
Red Cat Holdings, Inc. *(a)	259,315	3,500,752
Redwire Corp. *(a)	184,095	2,163,116
Resideo Technologies, Inc. *	324,990	11,134,157
REV Group, Inc.	122,574	7,832,479
Richtech Robotics, Inc., Class B *(a)	386,799	1,384,740
Rush Enterprises, Inc., Class A	174,716	11,215,020
Satellogic, Inc., Class A *(a)	214,279	985,683
Shoals Technologies Group, Inc., Class A *	422,887	3,992,053
SKYX Platforms Corp. *	176,808	442,020
Southland Holdings, Inc. *	31,438	58,475
SPX Technologies, Inc. *	121,566	25,335,570
Standex International Corp.	30,306	7,273,440
Sterling Infrastructure, Inc. *	75,207	26,917,337
SunPower, Inc. *(a)	150,675	259,161
Sunrun, Inc. *	563,869	10,713,511
T1 Energy, Inc. *	334,022	2,782,403
Tecnoglass, Inc.	68,224	3,336,836
Tennant Co.	46,720	3,554,925
Terex Corp.	162,544	9,265,008
Thermon Group Holdings, Inc. *	82,812	3,747,243
Titan International, Inc. *	122,356	1,167,276
Titan Machinery, Inc. *	54,314	883,689
Transcat, Inc. *	22,875	1,379,591
Trinity Industries, Inc.	203,283	5,842,353
Tutor Perini Corp.	112,408	8,867,867
UFP Industries, Inc.	146,604	15,141,261
V2X, Inc. *	58,033	3,994,411
Vicor Corp. *	57,875	9,125,151
Voyager Technologies, Inc., Class A *	35,486	1,083,388
VSE Corp.	57,927	12,661,104
Wabash National Corp.	100,295	1,015,988
Watts Water Technologies, Inc., Class A	69,240	20,724,224
Willis Lease Finance Corp.	7,092	1,292,730
Worthington Enterprises, Inc.	79,067	4,393,753
Xometry, Inc., Class A *	109,645	6,264,019
Zurn Elkay Water Solutions Corp.	378,937	17,472,785
		1,118,113,190

Commercial & Professional Services 3.1%
ABM Industries, Inc.	153,324	7,059,037
ACCO Brands Corp.	218,744	855,289
ACV Auctions, Inc., Class A *	423,019	3,303,778
Alight, Inc., Class A	1,076,068	1,646,384
Asure Software, Inc. *	63,421	610,110
Barrett Business Services, Inc.	62,381	2,370,478
BlackSky Technology, Inc. *	78,796	1,739,028
BrightView Holdings, Inc. *	181,970	2,431,119
Brink's Co.	106,226	13,494,951
Casella Waste Systems, Inc., Class A *	158,492	15,988,673
CBIZ, Inc. *	124,844	4,912,611
Cimpress PLC *	43,643	3,451,725
CompX International, Inc.	3,107	72,393
Conduent, Inc. *	356,510	495,549
CoreCivic, Inc. *	266,210	4,932,871
CRA International, Inc.	16,145	3,050,436
CSG Systems International, Inc.	69,969	5,580,028
SECURITY	NUMBER OF SHARES	VALUE ($)
Deluxe Corp.	110,779	2,924,566
Ennis, Inc.	62,300	1,214,227
Enviri Corp. *	191,767	3,628,232
Exponent, Inc.	128,323	9,222,574
Falcon's Beyond Global, Inc., Class A *(a)	35,826	213,881
First Advantage Corp. *	199,836	2,697,786
Forrester Research, Inc. *	28,326	229,724
Franklin Covey Co. *	27,533	560,847
GEO Group, Inc. *	340,336	5,438,569
Healthcare Services Group, Inc. *	177,016	3,331,441
HireQuest, Inc.	13,645	153,233
HNI Corp.	160,285	7,660,020
Huron Consulting Group, Inc. *	43,052	7,275,788
IBEX Holdings Ltd. *	25,627	953,324
ICF International, Inc.	46,144	4,302,928
Innodata, Inc. *	77,727	4,309,185
Insperity, Inc.	90,635	3,872,834
Interface, Inc., Class A	146,633	4,614,541
Kelly Services, Inc., Class A	78,589	847,975
Kforce, Inc.	45,354	1,602,357
Korn Ferry	132,252	9,187,547
Legalzoom.com, Inc. *	322,197	2,864,331
Liquidity Services, Inc. *	58,521	1,872,672
Maximus, Inc.	142,674	13,474,133
MillerKnoll, Inc.	172,118	3,456,130
Mistras Group, Inc. *	30,166	426,547
Mobile Infrastructure Corp. *	23,574	75,201
Montrose Environmental Group, Inc. *	82,880	1,846,566
NL Industries, Inc.	19,332	117,539
OPENLANE, Inc. *	265,550	7,977,122
Perma-Fix Environmental Services, Inc. *	43,197	659,618
Pitney Bowes, Inc.	408,364	4,259,237
Planet Labs PBC *	600,348	14,990,690
Quad/Graphics, Inc.	71,919	440,144
RCM Technologies, Inc. *	12,263	255,193
Resolute Holdings Management, Inc. *	10,794	2,201,544
Resources Connection, Inc.	75,893	343,795
Skillsoft Corp. *(a)	11,108	100,527
Spire Global, Inc., Class A *	68,687	786,466
TIC Solutions, Inc. *	501,774	5,067,917
TriNet Group, Inc.	75,645	4,632,500
TrueBlue, Inc. *(c)	70,857	379,794
TTEC Holdings, Inc. *	49,634	158,333
UniFirst Corp.	36,830	7,918,450
Upwork, Inc. *	310,643	6,222,179
Verra Mobility Corp., Class A *	402,668	7,771,492
Vestis Corp.	288,369	1,883,050
Virco Mfg. Corp.	31,899	222,974
Willdan Group, Inc. *	35,322	4,457,636
		241,097,819

Consumer Discretionary Distribution & Retail 2.2%
1-800-Flowers.com, Inc., Class A *	62,456	269,810
Abercrombie & Fitch Co., Class A *	117,539	11,475,333
Academy Sports & Outdoors, Inc.	167,220	9,198,772
Advance Auto Parts, Inc.	151,616	7,279,084
American Eagle Outfitters, Inc.	402,162	9,374,396
America's Car-Mart, Inc. *	17,357	446,422
Arhaus, Inc. *	130,490	1,328,388
Arko Corp.	193,597	1,028,000
Asbury Automotive Group, Inc. *	49,033	11,498,729
BARK, Inc. *	224,163	199,505
Barnes & Noble Education, Inc. *	41,542	371,801
Bed Bath & Beyond, Inc. *	174,510	1,031,354
Boot Barn Holdings, Inc. *	77,555	13,842,016
Buckle, Inc.	79,991	3,783,574
Build-A-Bear Workshop, Inc.	31,181	1,860,882
Caleres, Inc.	83,625	1,021,898

Schwab Small-Cap Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Camping World Holdings, Inc., Class A	151,845	2,002,836
Citi Trends, Inc. *	11,954	515,815
Designer Brands, Inc., Class A	82,004	519,905
Envela Corp. *	15,964	217,749
EVgo, Inc., Class A *	321,015	966,255
Genesco, Inc. *	25,284	731,466
GigaCloud Technology, Inc., Class A *	61,266	2,446,351
Gold.com, Inc.	47,638	2,470,030
Group 1 Automotive, Inc.	31,058	11,002,607
Groupon, Inc., Class A *	64,929	918,745
Haverty Furniture Cos., Inc.	33,342	844,219
J Jill, Inc.	18,892	294,904
Kohl's Corp.	274,646	4,798,066
Lands' End, Inc. *	22,261	395,355
MarineMax, Inc. *	47,577	1,286,006
Monro, Inc.	74,604	1,396,587
National Vision Holdings, Inc. *	196,207	5,170,054
OneWater Marine, Inc., Class A *	27,791	369,065
Outdoor Holding Co. *	209,601	341,650
Petco Health & Wellness Co., Inc., Class A *	196,967	529,841
RealReal, Inc. *	252,547	3,704,865
Revolve Group, Inc. *	102,396	2,831,249
Sally Beauty Holdings, Inc. *	249,082	3,791,028
Savers Value Village, Inc. *	95,753	992,001
Shoe Carnival, Inc.	46,601	888,215
Signet Jewelers Ltd.	100,991	9,318,440
Sleep Number Corp. *	47,797	556,357
Sonic Automotive, Inc., Class A	37,411	2,243,164
Stitch Fix, Inc., Class A *	283,002	1,358,410
ThredUp, Inc., Class A *	247,623	1,257,925
Torrid Holdings, Inc. *(a)	84,585	97,273
Upbound Group, Inc.	133,251	2,518,444
Urban Outfitters, Inc. *	154,283	10,930,951
Victoria's Secret & Co. *	174,848	9,530,965
Warby Parker, Inc., Class A *	248,175	6,330,944
Weyco Group, Inc.	14,683	464,276
Winmark Corp.	7,506	3,382,879
Zumiez, Inc. *	33,955	835,633
		172,260,489

Consumer Durables & Apparel 2.6%
Acushnet Holdings Corp.	69,619	6,748,866
American Outdoor Brands, Inc. *	30,672	277,888
Bassett Furniture Industries, Inc.	19,997	315,952
Beazer Homes USA, Inc. *	69,747	1,504,443
Callaway Golf Co. *	333,548	4,786,414
Capri Holdings Ltd. *	292,882	6,610,347
Carter's, Inc.	89,743	3,106,005
Cavco Industries, Inc. *	19,643	9,664,749
Century Communities, Inc.	65,839	4,146,540
Champion Homes, Inc. *	142,655	11,181,299
Clarus Corp.	70,655	270,609
Cricut, Inc., Class A	123,142	550,445
Dream Finders Homes, Inc., Class A *	74,284	1,366,083
Ermenegildo Zegna NV	154,091	1,339,051
Escalade, Inc.	24,983	363,253
Ethan Allen Interiors, Inc.	58,857	1,349,591
Figs, Inc., Class A *	224,453	2,426,337
Flexsteel Industries, Inc.	9,324	373,240
Funko, Inc., Class A *	100,849	409,447
G-III Apparel Group Ltd.	91,863	2,696,179
Green Brick Partners, Inc. *	78,771	5,465,920
Hamilton Beach Brands Holding Co., Class A	17,997	343,563
Helen of Troy Ltd. *	56,835	941,187
Hovnanian Enterprises, Inc., Class A *	12,186	1,372,753
Installed Building Products, Inc.	58,471	16,847,834
SECURITY	NUMBER OF SHARES	VALUE ($)
JAKKS Pacific, Inc.	22,505	411,166
Johnson Outdoors, Inc., Class A	14,365	652,027
KB Home	159,232	9,162,209
Kontoor Brands, Inc.	138,949	8,299,424
Lakeland Industries, Inc. (a)	22,664	213,495
Latham Group, Inc. *	112,951	710,462
La-Z-Boy, Inc.	104,972	3,822,030
Legacy Housing Corp. *	21,265	441,249
Leggett & Platt, Inc.	334,762	3,906,672
LGI Homes, Inc. *	51,903	2,600,859
Lovesac Co. *	34,606	460,952
M/I Homes, Inc. *	65,640	8,776,068
Malibu Boats, Inc., Class A *	46,030	1,495,975
Marine Products Corp.	20,561	198,619
MasterCraft Boat Holdings, Inc. *	40,438	870,630
Meritage Homes Corp.	175,593	12,205,469
Movado Group, Inc.	37,521	855,479
Oxford Industries, Inc. (c)	35,552	1,310,091
Peloton Interactive, Inc., Class A *	995,320	5,563,839
Polaris, Inc.	134,211	8,568,030
Rocky Brands, Inc.	18,247	587,371
Smith & Wesson Brands, Inc.	109,341	1,194,004
Sonos, Inc. *	300,400	4,310,740
Steven Madden Ltd.	181,228	7,952,285
Sturm Ruger & Co., Inc.	35,834	1,314,749
Superior Group of Cos., Inc.	28,560	284,458
Taylor Morrison Home Corp., Class A *	242,044	14,752,582
Traeger, Inc. *	82,940	91,234
Tri Pointe Homes, Inc. *	213,869	7,132,531
Wolverine World Wide, Inc.	202,722	3,592,234
		196,194,928

Consumer Services 2.7%
Accel Entertainment, Inc., Class A *	127,832	1,445,780
Adtalem Global Education, Inc. *	90,594	9,381,009
American Public Education, Inc. *	43,643	1,823,405
Bally's Corp. *	23,611	360,776
Biglari Holdings, Inc., Class B *	1,679	629,675
BJ's Restaurants, Inc. *	51,278	2,144,446
Black Rock Coffee Bar, Inc., Class A *	40,299	600,858
Bloomin' Brands, Inc.	209,258	1,255,548
Brightstar Lottery PLC	265,683	3,847,090
Brinker International, Inc. *	111,618	17,604,391
Carriage Services, Inc., Class A	35,524	1,524,335
Cheesecake Factory, Inc.	116,647	6,760,860
Coursera, Inc. *	356,931	2,163,002
Cracker Barrel Old Country Store, Inc. (a)	56,610	1,705,093
Dave & Buster's Entertainment, Inc. *	67,980	1,275,985
Dine Brands Global, Inc.	37,981	1,306,167
Driven Brands Holdings, Inc. *	151,482	2,355,545
El Pollo Loco Holdings, Inc. *	70,055	709,657
European Wax Center, Inc., Class A *	71,928	282,677
First Watch Restaurant Group, Inc. *	137,867	2,204,493
Frontdoor, Inc. *	184,906	10,929,794
Genius Sports Ltd. *	550,117	4,786,018
Global Business Travel Group I *	326,191	2,234,408
Golden Entertainment, Inc.	48,905	1,316,523
Graham Holdings Co., Class B	8,083	9,429,870
Hilton Grand Vacations, Inc. *	152,996	6,901,650
Inspired Entertainment, Inc. *	61,860	552,410
Jack in the Box, Inc.	45,029	944,258
KinderCare Learning Cos., Inc. *	78,725	367,646
Krispy Kreme, Inc.	194,744	613,444
Kura Sushi USA, Inc., Class A *	15,808	1,056,132
Laureate Education, Inc. *	320,513	10,993,596
Life Time Group Holdings, Inc. *	380,941	11,112,049
Lincoln Educational Services Corp. *	73,977	1,972,227

Schwab Small-Cap Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Lindblad Expeditions Holdings, Inc. *	94,913	1,582,200
Marriott Vacations Worldwide Corp.	69,886	3,795,509
Matthews International Corp., Class A	75,892	1,995,201
McGraw Hill, Inc. *	74,012	1,091,677
Mister Car Wash, Inc. *	248,164	1,377,310
Monarch Casino & Resort, Inc.	32,283	2,954,863
Nathan's Famous, Inc.	7,226	730,693
Navan, Inc., Class A *	94,498	1,084,837
Nerdy, Inc. *	145,277	142,371
OneSpaWorld Holdings Ltd.	251,286	4,937,770
Papa John's International, Inc.	82,604	2,905,183
Perdoceo Education Corp.	165,201	5,291,388
Phoenix Education Partners, Inc.	12,016	366,608
Portillo's, Inc., Class A *	170,575	963,749
Pursuit Attractions & Hospitality, Inc. *	53,085	1,843,642
RCI Hospitality Holdings, Inc.	19,729	474,285
Red Rock Resorts, Inc., Class A	123,236	7,779,889
Rush Street Interactive, Inc. *	231,700	4,094,139
Sabre Corp. *	930,827	1,210,075
Serve Robotics, Inc. *(a)	157,083	1,638,376
Shake Shack, Inc., Class A *	98,164	8,694,385
Six Flags Entertainment Corp. *	241,125	4,342,661
Strategic Education, Inc.	58,801	4,999,261
Stride, Inc. *	107,565	9,099,999
Super Group SGHC Ltd.	403,173	3,818,048
Sweetgreen, Inc., Class A *	258,373	1,586,410
Target Hospitality Corp. *	78,568	541,333
Udemy, Inc. *	241,887	1,163,476
United Parks & Resorts, Inc. *	68,835	2,591,638
Universal Technical Institute, Inc. *	117,757	3,277,177
Xponential Fitness, Inc., Class A *	68,995	547,820
Zspace, Inc. *	5,265	2,195
		209,514,985

Consumer Staples Distribution & Retail 0.5%
Andersons, Inc.	82,653	5,123,660
Chefs' Warehouse, Inc. *	91,689	5,767,238
Grocery Outlet Holding Corp. *	236,781	2,256,523
HF Foods Group, Inc. *	99,321	189,703
Ingles Markets, Inc., Class A	37,137	2,780,076
Natural Grocers by Vitamin Cottage, Inc.	31,867	870,607
PriceSmart, Inc.	64,758	9,209,235
United Natural Foods, Inc. *	151,093	5,625,192
Village Super Market, Inc., Class A	23,443	835,977
Weis Markets, Inc.	34,339	2,443,220
		35,101,431

Energy 5.5%
Archrock, Inc.	435,954	12,899,879
Ardmore Shipping Corp.	86,141	1,112,942
Atlas Energy Solutions, Inc., Class A	195,310	2,279,268
BKV Corp. *	56,106	1,669,153
Borr Drilling Ltd. *	670,789	3,139,293
Bristow Group, Inc. *	72,059	3,167,714
Cactus, Inc., Class A	172,790	9,715,982
California Resources Corp.	184,691	9,880,968
Calumet, Inc. *	173,500	3,888,135
Centrus Energy Corp., Class A *	42,420	11,804,638
Clean Energy Fuels Corp. *	437,554	962,619
CNX Resources Corp. *	329,130	12,770,244
Comstock Resources, Inc. *	185,991	4,528,881
Core Laboratories, Inc.	119,143	2,328,054
Core Natural Resources, Inc.	128,520	12,258,238
Crescent Energy Co., Class A	593,671	5,800,166
CVR Energy, Inc. *	77,356	1,759,075
Delek U.S. Holdings, Inc.	150,944	4,454,357
DHT Holdings, Inc.	341,865	4,898,925
SECURITY	NUMBER OF SHARES	VALUE ($)
Diversified Energy Co.	157,743	2,112,179
DMC Global, Inc. *	49,852	428,727
Dorian LPG Ltd.	93,785	2,769,471
Empire Petroleum Corp. *	38,972	117,695
Encore Energy Corp. *	467,918	1,487,979
Energy Fuels, Inc. *	575,761	12,920,077
Energy Services of America Corp.	29,397	264,867
Epsilon Energy Ltd.	47,659	237,818
Evolution Petroleum Corp.	79,550	313,427
Excelerate Energy, Inc., Class A	60,223	2,249,329
Expro Group Holdings NV *	224,757	3,598,360
FLEX LNG Ltd. *	78,015	2,083,000
Flowco Holdings, Inc., Class A	49,992	1,044,833
Forum Energy Technologies, Inc. *	26,034	1,177,778
FutureFuel Corp.	62,845	206,760
Gevo, Inc. *	583,786	1,144,221
Golar LNG Ltd.	246,255	9,995,490
Granite Ridge Resources, Inc.	133,280	669,066
Green Plains, Inc. *	169,889	1,946,928
Gulfport Energy Corp. *	40,169	8,201,305
Helix Energy Solutions Group, Inc. *	351,897	2,794,062
Helmerich & Payne, Inc.	243,341	8,244,393
HighPeak Energy, Inc. (a)	54,033	245,850
Infinity Natural Resources, Inc., Class A *	39,198	622,464
Innovex International, Inc. *	96,816	2,405,878
International Seaways, Inc.	101,271	6,040,815
Kinetik Holdings, Inc., Class A	112,068	4,584,702
Kodiak Gas Services, Inc.	213,231	8,957,834
Kolibri Global Energy, Inc. *	74,565	300,497
Kosmos Energy Ltd. *	1,196,657	1,890,718
Liberty Energy, Inc., Class A	398,804	9,830,519
Lightbridge Corp. *	68,494	1,053,780
Magnolia Oil & Gas Corp., Class A	456,245	11,638,810
Mammoth Energy Services, Inc. *	59,935	140,248
Murphy Oil Corp.	340,740	10,252,867
Nabors Industries Ltd. *	35,485	2,371,817
NACCO Industries, Inc., Class A	9,700	477,531
National Energy Services Reunited Corp. *	154,452	3,039,615
Natural Gas Services Group, Inc.	25,631	887,858
Navigator Holdings Ltd.	78,786	1,459,905
New Fortress Energy, Inc. *	450,878	599,668
NextDecade Corp. *	344,849	1,824,251
NextNRG, Inc. *	87,050	80,948
Noble Corp. PLC	317,733	11,317,649
Nordic American Tankers Ltd.	513,944	2,138,007
Northern Oil & Gas, Inc.	241,153	6,028,825
Oceaneering International, Inc. *	249,121	7,498,542
Oil States International, Inc. *	143,758	1,217,630
OPAL Fuels, Inc., Class A *	53,148	122,772
Par Pacific Holdings, Inc. *	126,093	4,758,750
Patterson-UTI Energy, Inc.	872,336	6,568,690
PBF Energy, Inc., Class A	210,637	7,047,914
Peabody Energy Corp.	308,578	10,880,460
Prairie Operating Co. *(a)	70,904	129,754
PrimeEnergy Resources Corp. *	1,043	190,963
ProFrac Holding Corp., Class A *	70,101	365,226
ProPetro Holding Corp. *	202,940	2,331,781
Ranger Energy Services, Inc., Class A	49,846	768,625
REX American Resources Corp. *	72,817	2,461,943
Riley Exploration Permian, Inc.	37,944	1,064,329
RPC, Inc.	226,042	1,503,179
Sable Offshore Corp. *(a)	190,872	1,847,641
SandRidge Energy, Inc.	90,383	1,432,571
Scorpio Tankers, Inc.	113,800	7,239,956
SEACOR Marine Holdings, Inc. *	57,057	381,141
Seadrill Ltd. *	158,473	6,098,041
Select Water Solutions, Inc.	239,367	2,893,947
SFL Corp. Ltd.	306,973	2,719,781

Schwab Small-Cap Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
SM Energy Co.	628,408	12,235,104
Solaris Energy Infrastructure, Inc.	106,644	5,885,682
Summit Midstream Corp. *	23,260	667,795
Talos Energy, Inc. *	327,530	3,904,158
Teekay Corp. Ltd.	134,254	1,373,418
Teekay Tankers Ltd., Class A	60,457	3,900,686
TETRA Technologies, Inc. *	320,711	3,656,105
Tidewater, Inc. *	124,026	7,750,385
Transocean Ltd. *	2,342,327	11,641,365
Uranium Energy Corp. *	1,203,128	20,741,927
VAALCO Energy, Inc.	259,493	1,333,794
Valaris Ltd. *	157,427	9,088,261
Verde Clean Fuels, Inc. *	5,783	11,103
Vitesse Energy, Inc.	74,097	1,553,073
W&T Offshore, Inc.	252,324	547,543
World Kinect Corp.	137,168	3,691,191
XCF Global, Inc., Class A *	89,675	19,764
		419,042,342

Equity Real Estate Investment Trusts (REITs) 4.6%
Acadia Realty Trust	332,425	6,651,824
Alexander & Baldwin, Inc.	183,573	3,807,304
Alexander's, Inc.	5,502	1,347,440
Alpine Income Property Trust, Inc.	34,123	601,247
American Assets Trust, Inc.	131,278	2,370,881
American Healthcare REIT, Inc.	426,327	19,999,000
Apartment Investment & Management Co., Class A	330,288	1,942,093
Apple Hospitality REIT, Inc.	564,726	6,573,411
Armada Hoffler Properties, Inc.	201,428	1,403,953
Braemar Hotels & Resorts, Inc.	135,032	360,535
Brandywine Realty Trust	434,028	1,228,299
Broadstone Net Lease, Inc.	478,215	8,851,760
BRT Apartments Corp.	26,586	390,548
CareTrust REIT, Inc.	566,714	21,161,101
CBL & Associates Properties, Inc.	45,797	1,639,533
Centerspace	42,628	2,739,701
Chatham Lodging Trust	115,507	821,255
Clipper Realty, Inc.	32,924	114,905
Community Healthcare Trust, Inc.	69,461	1,200,286
COPT Defense Properties	287,269	8,850,758
CTO Realty Growth, Inc.	78,931	1,402,604
Curbline Properties Corp.	244,824	5,936,982
DiamondRock Hospitality Co.	520,113	4,774,637
Diversified Healthcare Trust	555,157	3,225,462
Douglas Emmett, Inc.	409,644	4,325,841
Easterly Government Properties, Inc.	106,533	2,491,807
Empire State Realty Trust, Inc., Class A	354,183	2,348,233
Essential Properties Realty Trust, Inc.	500,899	15,207,294
Farmland Partners, Inc.	98,644	1,145,257
Four Corners Property Trust, Inc.	267,258	6,587,910
Franklin Street Properties Corp.	191,734	161,057
FrontView REIT, Inc.	53,141	872,044
Getty Realty Corp.	136,269	4,068,992
Gladstone Commercial Corp.	116,004	1,351,447
Gladstone Land Corp.	87,667	977,487
Global Medical REIT, Inc.	31,739	1,096,265
Global Net Lease, Inc.	501,213	4,741,475
Hudson Pacific Properties, Inc. *	133,076	1,147,115
Independence Realty Trust, Inc.	606,646	10,130,988
Industrial Logistics Properties Trust	133,541	711,773
Innovative Industrial Properties, Inc.	69,971	3,380,999
InvenTrust Properties Corp.	197,170	5,794,826
JBG SMITH Properties	149,802	2,522,666
Kite Realty Group Trust	548,647	12,887,718
LTC Properties, Inc.	114,317	4,169,141
LXP Industrial Trust	146,654	7,266,706
Macerich Co.	641,048	12,135,039
SECURITY	NUMBER OF SHARES	VALUE ($)
Modiv Industrial, Inc.	23,147	354,612
National Health Investors, Inc.	118,713	9,748,711
NET Lease Office Properties	36,880	719,529
NETSTREIT Corp.	211,418	3,983,115
NexPoint Diversified Real Estate Trust	92,889	444,938
NexPoint Residential Trust, Inc.	56,170	1,697,457
One Liberty Properties, Inc.	45,582	982,292
Outfront Media, Inc.	372,756	9,065,426
Peakstone Realty Trust	92,319	1,442,023
Pebblebrook Hotel Trust	295,463	3,374,187
Phillips Edison & Co., Inc.	317,814	11,514,401
Piedmont Realty Trust, Inc., Class A	311,097	2,619,437
Postal Realty Trust, Inc., Class A	59,813	1,090,391
RLJ Lodging Trust	347,065	2,578,693
Ryman Hospitality Properties, Inc.	155,715	14,746,210
Sabra Health Care REIT, Inc.	599,375	11,226,294
Safehold, Inc.	142,748	2,014,174
Saul Centers, Inc.	30,561	969,700
Service Properties Trust (c)	387,943	772,007
Sila Realty Trust, Inc.	140,520	3,421,662
SITE Centers Corp.	126,344	773,225
SL Green Realty Corp.	181,280	8,117,718
Smartstop Self Storage REIT, Inc.	78,981	2,483,163
Strawberry Fields REIT, Inc.	17,949	235,491
Summit Hotel Properties, Inc.	268,376	1,186,222
Sunstone Hotel Investors, Inc.	460,725	4,040,558
Tanger, Inc.	282,193	9,233,355
Terreno Realty Corp.	257,831	15,866,920
UMH Properties, Inc.	203,505	3,180,783
Universal Health Realty Income Trust	32,190	1,278,909
Urban Edge Properties	321,048	6,237,963
Veris Residential, Inc.	190,074	2,887,224
Whitestone REIT	113,172	1,611,569
Xenia Hotels & Resorts, Inc.	238,957	3,524,616
		356,340,574

Financial Services 5.7%
Acacia Research Corp. *	85,241	339,259
Acadian Asset Management, Inc.	67,559	3,744,120
ACRES Commercial Realty Corp. *	15,291	292,823
Adamas Trust, Inc.	214,164	1,713,312
Alerus Financial Corp.	58,903	1,450,192
AlTi Global, Inc. *	106,775	500,775
Angel Oak Mortgage REIT, Inc.	34,544	309,860
Apollo Commercial Real Estate Finance, Inc.	351,404	3,798,677
Arbor Realty Trust, Inc. (a)	490,683	3,778,259
Ares Commercial Real Estate Corp.	136,744	712,436
ARMOUR Residential REIT, Inc.	283,661	4,935,701
Artisan Partners Asset Management, Inc., Class A	157,986	7,033,537
Atlanticus Holdings Corp. *	13,418	692,771
Bakkt, Inc. *(a)	35,310	472,801
Banco Latinoamericano de Comercio Exterior SA, Class E	71,119	3,447,138
Better Home & Finance Holding Co. *(a)	13,807	418,490
BGC Group, Inc., Class A	914,373	8,329,938
Blackstone Mortgage Trust, Inc., Class A	401,704	7,732,802
Bread Financial Holdings, Inc.	115,437	8,373,800
BrightSpire Capital, Inc., Class A	323,968	1,937,329
Burford Capital Ltd.	508,422	4,926,609
Cannae Holdings, Inc.	118,491	1,707,455
Cantaloupe, Inc. *	140,672	1,510,817
Cass Information Systems, Inc.	29,941	1,346,147
Chicago Atlantic Real Estate Finance, Inc.	45,322	561,993
Chimera Investment Corp.	206,008	2,544,199
Claros Mortgage Trust, Inc. *	231,827	635,206

Schwab Small-Cap Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Cohen & Steers, Inc.	70,115	4,505,590
Compass Diversified Holdings	170,815	1,122,255
Consumer Portfolio Services, Inc. *	22,997	198,464
Dave, Inc. *	26,099	4,272,145
Diamond Hill Investment Group, Inc.	6,453	1,105,722
DigitalBridge Group, Inc.	446,963	6,878,761
Donnelley Financial Solutions, Inc. *	64,315	3,328,301
Dynex Capital, Inc.	370,090	5,136,849
Ellington Financial, Inc.	247,215	3,176,713
Enact Holdings, Inc.	71,485	2,842,958
Encore Capital Group, Inc. *	56,685	3,129,012
Enova International, Inc. *	60,894	10,057,862
Essent Group Ltd.	238,877	15,030,141
EVERTEC, Inc.	162,397	4,873,534
Federal Agricultural Mortgage Corp., Class C	23,629	4,000,390
Finance of America Cos., Inc., Class A *	12,518	291,544
FirstCash Holdings, Inc.	99,885	17,030,392
Flywire Corp. *	294,459	3,710,183
Fold Holdings, Inc. *	15,777	30,607
Forge Global Holdings, Inc. *	28,145	1,258,082
Franklin BSP Realty Trust, Inc.	205,633	2,109,795
GCM Grosvenor, Inc., Class A	131,214	1,485,342
Green Dot Corp., Class A *	136,483	1,662,363
HA Sustainable Infrastructure Capital, Inc.	308,562	10,617,618
Innventure, Inc. *(a)	67,282	221,358
International Money Express, Inc. *	70,405	1,088,461
Invesco Mortgage Capital, Inc.	179,798	1,544,465
Jackson Financial, Inc., Class A	174,603	20,763,789
Jefferson Capital, Inc.	19,386	414,279
KKR Real Estate Finance Trust, Inc.	139,286	1,153,288
Ladder Capital Corp., Class A	287,489	3,153,754
LendingClub Corp. *	284,867	4,817,101
LendingTree, Inc. *	28,233	1,599,682
loanDepot, Inc., Class A *	220,014	479,631
Lument Finance Trust, Inc.	112,249	150,414
Marex Group PLC	138,779	5,478,995
MarketWise, Inc.	4,889	80,913
Marqeta, Inc., Class A *	917,094	3,787,598
Medallion Financial Corp.	40,740	419,215
Merchants Bancorp	65,732	2,725,249
MFA Financial, Inc.	258,055	2,487,650
Miami International Holdings, Inc. *	59,013	2,462,612
Moelis & Co., Class A	187,345	13,427,016
Navient Corp.	169,533	1,663,119
NCR Atleos Corp. *	184,528	6,882,894
Nelnet, Inc., Class A	28,102	3,706,654
NerdWallet, Inc., Class A *	109,472	1,320,232
NewtekOne, Inc.	55,271	745,606
Nexpoint Real Estate Finance, Inc.	18,214	269,021
NMI Holdings, Inc., Class A *	197,230	7,636,746
Onity Group, Inc. *	16,359	739,754
Open Lending Corp., Class A *	249,017	445,740
Oportun Financial Corp. *	105,362	571,062
OppFi, Inc.	65,546	623,998
Orchid Island Capital, Inc.	387,172	3,019,942
P10, Inc., Class A	148,606	1,601,973
Pagseguro Digital Ltd., Class A	452,016	5,085,180
Patria Investments Ltd., Class A	168,104	2,455,999
Payoneer Global, Inc. *	700,944	4,479,032
Paysafe Ltd. *	79,796	547,401
Paysign, Inc. *	86,767	361,818
PennyMac Financial Services, Inc.	73,701	7,364,204
PennyMac Mortgage Investment Trust	220,158	2,604,469
Perella Weinberg Partners, Class A	156,839	3,499,078
Piper Sandler Cos.	44,087	15,269,532
PJT Partners, Inc., Class A	57,984	10,032,972
PRA Group, Inc. *	97,650	1,248,944
SECURITY	NUMBER OF SHARES	VALUE ($)
Priority Technology Holdings, Inc. *	69,279	409,439
PROG Holdings, Inc.	99,189	3,217,691
Radian Group, Inc.	341,242	11,226,862
Ready Capital Corp. (a)	365,578	778,681
Redwood Trust, Inc.	318,966	1,747,934
Regional Management Corp.	23,285	862,709
Remitly Global, Inc. *	424,706	5,614,613
Repay Holdings Corp., Class A *	165,394	577,225
Rithm Property Trust, Inc.	17,101	281,653
Security National Financial Corp., Class A *	38,642	340,822
Seven Hills Realty Trust	56,111	483,677
Sezzle, Inc. *(a)	40,847	2,583,164
Siebert Financial Corp. *	35,189	104,511
Silvercrest Asset Management Group, Inc., Class A	17,146	252,732
StepStone Group, Inc., Class A	175,990	12,440,733
StoneCo Ltd., Class A *	633,109	10,218,379
StoneX Group, Inc. *	123,506	13,864,784
Strive, Inc., Class A *(a)	685,219	562,633
Sunrise Realty Trust, Inc.	25,253	237,378
SWK Holdings Corp.	7,589	132,808
TPG Mortgage Investment Trust, Inc.	70,492	606,231
TPG RE Finance Trust, Inc.	168,214	1,518,972
Two Harbors Investment Corp.	263,362	3,020,762
Upstart Holdings, Inc. *	215,159	8,444,991
Value Line, Inc.	1,716	64,316
Velocity Financial, Inc. *	27,953	567,166
Victory Capital Holdings, Inc., Class A	111,364	7,854,503
Virtus Investment Partners, Inc.	16,210	2,646,283
Vroom, Inc. *	2,462	47,418
Walker & Dunlop, Inc.	83,056	5,223,392
Waterstone Financial, Inc.	39,311	718,998
Webull Corp. *	687,356	4,832,113
Westwood Holdings Group, Inc.	18,344	335,879
WisdomTree, Inc.	313,043	5,071,297
World Acceptance Corp. *	7,588	920,045
		437,342,703

Food, Beverage & Tobacco 1.0%
Alico, Inc.	14,111	582,925
B&G Foods, Inc.	200,192	874,839
Beyond Meat, Inc. *(a)	943,012	719,707
BRC, Inc., Class A *	241,483	199,731
Calavo Growers, Inc.	42,980	1,093,411
Cal-Maine Foods, Inc.	111,554	9,318,106
Dole PLC	208,205	3,316,706
Forafric Global PLC *(a)	14,401	144,298
Fresh Del Monte Produce, Inc.	83,802	3,323,587
Hain Celestial Group, Inc. *(c)	222,907	269,717
Ispire Technology, Inc. *	46,503	171,131
J&J Snack Foods Corp.	39,053	3,710,035
John B Sanfilippo & Son, Inc.	19,667	1,591,060
Lifeway Foods, Inc. *	13,039	287,249
Limoneira Co.	42,017	605,045
Mama's Creations, Inc. *	93,360	1,409,736
Marzetti Co.	50,714	8,701,001
MGP Ingredients, Inc.	35,654	888,141
Mission Produce, Inc. *	106,372	1,431,767
National Beverage Corp. *	59,918	2,042,005
Seneca Foods Corp., Class A *	11,908	1,420,982
Simply Good Foods Co. *	234,483	4,401,246
SunOpta, Inc. *	245,072	1,122,430
Tootsie Roll Industries, Inc.	45,185	1,711,608
TreeHouse Foods, Inc. *	127,020	3,129,773
Turning Point Brands, Inc.	43,753	5,300,676
Universal Corp.	60,953	3,449,330
Utz Brands, Inc.	185,571	1,955,918

Schwab Small-Cap Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Vita Coco Co., Inc. *	120,371	6,421,793
Vital Farms, Inc. *	87,926	2,501,495
Westrock Coffee Co. *(a)	92,173	445,195
Zevia PBC, Class A *	137,576	254,516
		72,795,159

Health Care Equipment & Services 5.9%
Accendra Health, Inc. *(c)	188,222	415,971
Accuray, Inc. *	238,817	192,797
Acme United Corp.	8,194	342,427
AdaptHealth Corp., Class A *	258,257	2,595,483
Addus HomeCare Corp. *	45,835	4,743,006
agilon health, Inc. *	797,558	663,728
AirSculpt Technologies, Inc. *(a)	41,020	121,829
Alignment Healthcare, Inc. *	427,470	9,630,899
Alphatec Holdings, Inc. *	295,050	4,375,591
AMN Healthcare Services, Inc. *	96,480	2,055,024
AngioDynamics, Inc. *	100,992	1,046,277
Anteris Technologies Global Corp. *	84,911	506,919
Ardent Health, Inc. *	58,530	478,190
Artivion, Inc. *	106,428	4,339,070
Astrana Health, Inc. *	103,172	2,346,131
AtriCure, Inc. *	122,185	4,512,292
Avanos Medical, Inc. *	111,941	1,491,054
Aveanna Healthcare Holdings, Inc. *	175,948	1,477,963
Axogen, Inc. *	111,873	3,898,774
Beta Bionics, Inc. *	96,882	1,339,878
Bioventus, Inc., Class A *	115,127	912,957
BrightSpring Health Services, Inc. *	280,450	11,013,271
Brookdale Senior Living, Inc. *	586,168	8,792,520
Butterfly Network, Inc. *	492,743	1,951,262
CapsoVision, Inc. *	14,091	70,737
Carlsmed, Inc. *	16,775	208,345
Castle Biosciences, Inc. *	71,958	2,834,426
Ceribell, Inc. *	67,413	1,389,382
Cerus Corp. *	470,865	1,097,115
Claritev Corp. *	18,906	513,487
ClearPoint Neuro, Inc. *	65,540	847,432
Clover Health Investments Corp., Class A *	1,022,699	2,290,846
Community Health Systems, Inc. *	327,448	1,051,108
Concentra Group Holdings Parent, Inc.	295,077	6,544,808
CONMED Corp.	78,616	3,018,068
CorVel Corp. *	73,465	5,115,368
Cross Country Healthcare, Inc. *	78,029	727,230
CVRx, Inc. *	40,122	274,836
Definitive Healthcare Corp. *	73,208	169,843
Delcath Systems, Inc. *	76,604	759,146
DocGo, Inc. *	229,986	176,307
Electromed, Inc. *	17,266	515,735
Embecta Corp.	146,221	1,551,405
Enhabit, Inc. *	123,710	1,315,037
Enovis Corp. *	144,700	3,189,188
Ensign Group, Inc.	141,594	24,306,026
Evolent Health, Inc., Class A *	298,801	959,151
Fulgent Genetics, Inc. *	52,298	1,370,208
GeneDx Holdings Corp. *	47,787	4,599,977
Glaukos Corp. *	140,882	16,818,493
Guardant Health, Inc. *	306,178	34,916,539
Guardian Pharmacy Services, Inc., Class A *	56,769	1,714,424
Haemonetics Corp. *	121,328	8,087,724
Health Catalyst, Inc. *	169,948	365,388
HealthEquity, Inc. *	215,079	18,425,818
HealthStream, Inc.	59,985	1,337,066
HeartFlow, Inc. *	49,010	1,463,929
Hims & Hers Health, Inc. *	516,808	14,000,329
ICU Medical, Inc. *	60,923	9,132,358
SECURITY	NUMBER OF SHARES	VALUE ($)
Innovage Holding Corp. *	52,185	289,627
Inogen, Inc. *	60,983	359,800
Integer Holdings Corp. *	86,836	7,542,575
Integra LifeSciences Holdings Corp. *	168,036	1,871,921
iRadimed Corp.	20,437	2,000,374
IRhythm Holdings, Inc. *	80,363	12,416,887
Joint Corp. *	35,328	345,508
Kestra Medical Technologies Ltd. *	50,034	1,234,339
KORU Medical Systems, Inc. *	107,851	581,317
Lantheus Holdings, Inc. *	168,881	11,301,516
LeMaitre Vascular, Inc.	52,360	4,449,029
LENSAR, Inc. *	23,620	300,683
LifeMD, Inc. *	104,173	337,520
LifeStance Health Group, Inc. *	420,458	2,972,638
LivaNova PLC *	137,435	9,030,854
Lucid Diagnostics, Inc. *	224,921	267,656
Merit Medical Systems, Inc. *	147,505	11,961,180
Myomo, Inc. *	81,566	68,442
Nano-X Imaging Ltd. *(a)	161,467	440,805
National HealthCare Corp.	32,133	4,598,554
National Research Corp.	29,119	592,280
Neogen Corp. *	552,582	5,647,388
NeoGenomics, Inc. *	323,816	3,905,221
Neuronetics, Inc. *	108,787	227,365
NeuroPace, Inc. *	65,202	986,506
Novocure Ltd. *	256,189	3,176,744
Nutex Health, Inc. *	8,614	1,281,677
Omada Health, Inc. *	22,886	342,146
OmniAb, Inc., Class A *(b)	12,825	0
OmniAb, Inc., Class B *(b)	12,825	0
Omnicell, Inc. *	115,035	5,579,197
Oncology Institute, Inc. *	168,265	455,998
OPKO Health, Inc. *	1,024,609	1,291,007
OptimizeRx Corp. *	39,388	423,815
Option Care Health, Inc. *	402,552	13,686,768
OraSure Technologies, Inc. *	182,619	509,507
Orthofix Medical, Inc. *	98,111	1,298,009
OrthoPediatrics Corp. *	42,576	743,377
Outset Medical, Inc. *	41,162	206,222
PACS Group, Inc. *	110,537	3,731,729
Pediatrix Medical Group, Inc. *	217,819	4,656,970
Pennant Group, Inc. *	86,102	2,378,137
Phreesia, Inc. *	143,353	1,925,231
Picard Medical, Inc. *(a)	16,130	28,227
Privia Health Group, Inc. *	293,564	6,816,556
PROCEPT BioRobotics Corp. *	135,023	3,910,266
Pro-Dex, Inc. *	5,295	207,723
Progyny, Inc. *	189,687	4,527,829
Pulmonx Corp. *	92,935	152,413
Pulse Biosciences, Inc. *(a)	44,622	617,122
QuidelOrtho Corp. *	171,012	4,646,396
RadNet, Inc. *	172,203	12,071,430
RxSight, Inc. *	87,000	756,030
Sanara Medtech, Inc. *	7,567	166,474
SANUWAVE Health, Inc. *(a)	18,807	507,037
SBC Medical Group Holdings, Inc. *	27,341	125,222
Schrodinger, Inc. *	140,828	1,967,367
Select Medical Holdings Corp.	269,809	4,060,625
Shoulder Innovations, Inc. *	11,779	166,791
SI-BONE, Inc. *	97,675	1,619,451
Sight Sciences, Inc. *	103,559	650,350
Simulations Plus, Inc. *	41,901	707,708
Sonida Senior Living, Inc. *	13,669	435,358
STAAR Surgical Co. *	126,783	2,402,538
Stereotaxis, Inc. *	147,583	323,207
Strata Critical Medical, Inc. *	168,894	824,203
Surgery Partners, Inc. *	195,350	2,902,901
Tactile Systems Technology, Inc. *	55,780	1,609,811
Talkspace, Inc. *	368,142	1,487,294

Schwab Small-Cap Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Tandem Diabetes Care, Inc. *	170,136	3,384,005
Teladoc Health, Inc. *	449,935	2,452,146
TransMedics Group, Inc. *	84,629	11,338,170
Treace Medical Concepts, Inc. *	120,000	278,400
TruBridge, Inc. *	25,033	484,389
U.S. Physical Therapy, Inc.	38,049	3,191,170
UFP Technologies, Inc. *	19,024	4,777,687
Utah Medical Products, Inc.	7,867	480,359
Varex Imaging Corp. *	103,996	1,449,704
Viemed Healthcare, Inc. *	88,551	679,186
Waystar Holding Corp. *	277,837	7,379,351
		455,402,007

Household & Personal Products 0.5%
Beauty Health Co. *	287,460	431,190
Central Garden & Pet Co. *	20,863	705,795
Central Garden & Pet Co., Class A *	127,279	3,903,647
Edgewell Personal Care Co.	112,794	2,194,971
Energizer Holdings, Inc.	158,166	3,452,764
FitLife Brands, Inc. *	9,738	154,834
Herbalife Ltd. *	256,862	4,428,301
Honest Co., Inc. *	235,104	580,707
Interparfums, Inc.	46,083	4,496,318
Lifevantage Corp. (a)	26,548	140,704
Medifast, Inc. *(c)	28,079	321,224
Nature's Sunshine Products, Inc. *	42,491	1,071,623
Nu Skin Enterprises, Inc., Class A (c)	121,637	1,290,569
Oil-Dri Corp. of America	24,732	1,497,523
Olaplex Holdings, Inc. *	341,149	539,015
Spectrum Brands Holdings, Inc.	59,157	3,768,893
USANA Health Sciences, Inc. *	28,032	608,294
Waldencast PLC, Class A *(a)	106,148	192,128
WD-40 Co.	34,302	7,931,652
		37,710,152

Insurance 1.9%
Abacus Global Management, Inc.	99,485	741,163
American Coastal Insurance Corp., Class C	63,356	700,084
American Integrity Insurance Group, Inc. *	19,802	370,099
AMERISAFE, Inc.	47,557	1,788,619
Aspen Insurance Holdings Ltd., Class A *	39,271	1,465,986
Ategrity Specialty Holdings LLC *	15,549	276,928
Baldwin Insurance Group, Inc., Class A *	180,615	3,959,081
Bowhead Specialty Holdings, Inc. *	44,865	1,101,884
Citizens, Inc. *(a)	113,268	628,637
CNO Financial Group, Inc.	242,565	10,199,858
Crawford & Co., Class A	42,596	462,167
Donegal Group, Inc., Class A	43,110	804,864
eHealth, Inc. *	71,975	203,689
Employers Holdings, Inc.	55,977	2,441,717
F&G Annuities & Life, Inc.	92,926	2,740,388
Fidelis Insurance Holdings Ltd.	141,851	2,700,843
Genworth Financial, Inc., Class A *	1,026,460	8,560,676
GoHealth, Inc., Class A *	26,448	57,128
Goosehead Insurance, Inc., Class A *	60,053	3,713,678
Greenlight Capital Re Ltd., Class A *	65,308	905,822
Hamilton Insurance Group Ltd., Class B *	113,128	3,139,302
HCI Group, Inc.	27,216	4,318,363
Heritage Insurance Holdings, Inc. *	61,800	1,611,126
Hippo Holdings, Inc. *	45,070	1,343,086
Horace Mann Educators Corp.	102,711	4,602,480
Investors Title Co.	3,593	932,096
James River Group Holdings, Inc.	91,276	612,462
Kestrel Group Ltd. *	6,756	80,194
SECURITY	NUMBER OF SHARES	VALUE ($)
Kingstone Cos., Inc.	27,773	429,093
Kingsway Financial Services, Inc. *	51,998	697,813
Lemonade, Inc. *	152,744	13,247,487
MBIA, Inc. *	118,226	756,646
Mercury General Corp.	67,630	5,923,712
NI Holdings, Inc. *	16,317	222,238
Octave Specialty Group, Inc. *	101,490	575,448
Oscar Health, Inc., Class A *	499,040	7,161,224
Palomar Holdings, Inc. *	66,465	8,214,409
ProAssurance Corp. *	129,027	3,125,034
Root, Inc., Class A *	30,750	1,910,497
Safety Insurance Group, Inc.	37,192	2,927,010
Selective Insurance Group, Inc.	153,377	12,895,938
Selectquote, Inc. *	348,726	495,191
SiriusPoint Ltd. *	257,470	5,254,963
Skyward Specialty Insurance Group, Inc. *	90,391	4,033,246
Slide Insurance Holdings, Inc. *	66,524	1,146,209
Stewart Information Services Corp.	70,104	4,727,113
Tiptree, Inc.	59,497	1,063,806
Trupanion, Inc. *	93,640	2,995,544
United Fire Group, Inc.	53,566	1,925,162
Universal Insurance Holdings, Inc.	64,714	1,970,541
		142,160,744

Materials 4.6%
AdvanSix, Inc.	65,561	1,038,486
Alpha Metallurgical Resources, Inc. *	29,550	6,199,590
American Battery Technology Co. *	285,603	1,153,836
American Vanguard Corp. *	60,383	306,746
Ardagh Metal Packaging SA	348,178	1,528,501
Arq, Inc. *	87,487	311,454
Ascent Industries Co. *	21,592	350,006
ASP Isotopes, Inc. *	233,392	1,479,705
Aspen Aerogels, Inc. *	166,552	561,280
Avient Corp.	232,060	8,388,969
Balchem Corp.	82,764	14,083,950
Cabot Corp.	134,372	9,700,315
Caledonia Mining Corp. PLC	41,801	1,147,019
Century Aluminum Co. *	132,706	6,015,563
Chemours Co.	379,801	5,693,217
Clearwater Paper Corp. *	39,633	666,627
Coeur Mining, Inc. *	1,614,191	32,994,064
Commercial Metals Co.	280,716	21,578,639
Compass Minerals International, Inc. *	87,137	2,176,682
Constellium SE, Class A *	346,491	7,785,653
Contango ORE, Inc. *	28,503	808,060
Core Molding Technologies, Inc. *	19,892	388,292
Critical Metals Corp. *(a)	113,592	1,496,007
Dakota Gold Corp. *	223,146	1,336,645
Ecovyst, Inc. *	287,938	3,055,022
Ferroglobe PLC	299,858	1,424,326
Flotek Industries, Inc. *	35,803	621,898
Friedman Industries, Inc.	16,126	316,553
Greif, Inc., Class A	77,364	5,463,446
Hawkins, Inc.	49,145	6,401,136
HB Fuller Co.	137,861	8,285,446
Hecla Mining Co.	1,602,525	36,088,863
Idaho Strategic Resources, Inc. *	36,129	1,302,812
Ingevity Corp. *	91,785	6,038,535
Innospec, Inc.	62,412	5,100,309
Intrepid Potash, Inc. *	26,842	881,491
Ivanhoe Electric, Inc. *	269,043	4,597,945
Kaiser Aluminum Corp.	40,530	4,969,789
Knife River Corp. *	144,164	9,683,496
Koppers Holdings, Inc.	48,021	1,414,699
Kronos Worldwide, Inc.	52,547	275,872
Lifezone Metals Ltd. *(a)	69,596	368,163

Schwab Small-Cap Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
LSB Industries, Inc. *	135,629	1,259,993
Magnera Corp. *	81,395	1,063,833
Materion Corp.	52,154	7,211,855
Mativ Holdings, Inc.	135,855	1,637,053
Metallus, Inc. *	92,625	1,847,869
Minerals Technologies, Inc.	79,373	5,219,568
Myers Industries, Inc.	93,017	1,922,661
NioCorp Developments Ltd. *	270,133	1,593,785
Novagold Resources, Inc. *	762,445	6,656,145
O-I Glass, Inc. *	388,468	5,935,791
Olympic Steel, Inc.	24,671	1,186,428
Orion SA	138,614	856,635
Perimeter Solutions, Inc. *	351,406	9,189,267
Perpetua Resources Corp. *	213,634	5,686,937
PureCycle Technologies, Inc. *(a)	328,174	3,137,343
Quaker Chemical Corp.	34,625	5,323,248
Ramaco Resources, Inc., Class A *	104,044	2,029,898
Ranpak Holdings Corp., Class A *	119,111	600,319
Rayonier Advanced Materials, Inc. *	164,555	1,276,947
Ryerson Holding Corp.	68,718	1,939,222
Sensient Technologies Corp.	106,643	10,079,896
Smith-Midland Corp. *	6,775	238,074
Solesence, Inc. *	47,387	63,972
SSR Mining, Inc. *	513,620	11,725,945
Stepan Co.	54,422	3,135,251
SunCoke Energy, Inc.	214,221	1,683,777
Sylvamo Corp.	86,267	4,221,907
Titan America SA *(a)	61,975	1,075,886
Tredegar Corp. *	68,122	582,443
TriMas Corp.	80,631	2,803,540
Trinseo PLC (c)	85,028	38,263
Tronox Holdings PLC	302,658	1,834,107
U.S. Antimony Corp. *	299,228	2,193,341
U.S. Gold Corp. *	30,311	525,593
U.S. Goldmining, Inc. *(a)	5,806	78,004
U.S. Lime & Minerals, Inc.	27,244	3,283,719
USA Rare Earth, Inc. *(a)	221,519	4,966,456
Valhi, Inc.	6,412	90,986
Vox Royalty Corp.	152,658	804,508
Warrior Met Coal, Inc.	131,496	11,742,593
Worthington Steel, Inc.	83,057	3,341,383
		353,563,548

Media & Entertainment 1.9%
Advantage Solutions, Inc. *	235,258	254,079
AMC Entertainment Holdings, Inc., Class A *(a)	1,297,364	1,803,336
AMC Networks, Inc., Class A *(c)	75,403	581,357
Angi, Inc. *	91,651	1,189,630
Arena Group Holdings, Inc. *	32,213	125,308
Atlanta Braves Holdings, Inc., Class C *	135,048	5,392,467
Boston Omaha Corp., Class A *	54,422	664,493
Bumble, Inc., Class A *	183,016	613,104
Cable One, Inc.	12,798	1,036,510
Cargurus, Inc. *	206,887	6,703,139
Cars.com, Inc. *	135,342	1,537,485
Cinemark Holdings, Inc.	262,809	6,223,317
CuriosityStream, Inc.	100,606	374,254
EchoStar Corp., Class A *	341,838	38,702,898
Emerald Holding, Inc.	34,750	175,140
Entravision Communications Corp., Class A	160,520	483,165
Eventbrite, Inc., Class A *	186,520	824,418
EverQuote, Inc., Class A *	73,406	1,666,316
EW Scripps Co., Class A *(c)	154,805	518,597
fuboTV, Inc. *	836,838	1,866,149
Gaia, Inc. *	42,547	144,234
Gambling.com Group Ltd. *	48,387	230,806
SECURITY	NUMBER OF SHARES	VALUE ($)
Getty Images Holdings, Inc. *(a)	271,385	355,514
Golden Matrix Group, Inc. *	54,047	39,384
Gray Media, Inc. (c)	220,015	992,268
Grindr, Inc. *	83,922	949,997
Ibotta, Inc., Class A *	34,851	720,022
iHeartMedia, Inc., Class A *	306,281	992,350
IMAX Corp. *	110,934	3,872,706
John Wiley & Sons, Inc., Class A	102,815	3,210,912
Lionsgate Studios Corp. *	516,958	4,880,083
Madison Square Garden Entertainment Corp., Class A *	99,649	6,165,284
Magnite, Inc. *	352,268	5,097,318
Marcus Corp.	58,401	881,271
MediaAlpha, Inc., Class A *	86,595	885,867
National CineMedia, Inc.	171,647	619,646
Newsmax, Inc. *(a)	117,120	808,128
Nextdoor Holdings, Inc. *	548,832	1,075,711
Nexxen International Ltd. *	87,849	542,907
Optimum Communications, Inc., Class A *	654,761	1,001,784
Playstudios, Inc. *	223,185	141,611
Playtika Holding Corp.	140,419	508,317
PubMatic, Inc., Class A *	92,707	673,053
QuinStreet, Inc. *	140,846	1,871,843
Reservoir Media, Inc. *	52,271	394,646
Rumble, Inc. *(a)	268,769	1,529,296
Scholastic Corp.	51,717	1,808,543
Shutterstock, Inc.	61,298	1,216,765
Sinclair, Inc.	96,461	1,399,649
Sphere Entertainment Co. *	70,194	6,704,229
Stagwell, Inc., Class A *	282,510	1,697,885
Starz Entertainment Corp. *	28,741	287,123
Teads Holding Co. *	90,114	60,656
TechTarget, Inc. *	72,676	380,822
TEGNA, Inc.	406,418	7,786,969
Thryv Holdings, Inc. *	90,996	437,691
Travelzoo *	15,929	93,185
TripAdvisor, Inc. *	287,624	3,822,523
USA TODAY Co., Inc. *	353,257	2,091,281
Vivid Seats, Inc., Class A *	8,227	59,975
Webtoon Entertainment, Inc. *(a)	45,321	547,931
Yelp, Inc., Class A *	152,969	4,188,291
Ziff Davis, Inc. *	102,188	3,905,625
ZipRecruiter, Inc., Class A *	153,895	378,582
		146,187,845

Pharmaceuticals, Biotechnology & Life Sciences 11.8%
10X Genomics, Inc., Class A *	278,286	5,621,377
4D Molecular Therapeutics, Inc. *	101,091	895,666
Aardvark Therapeutics, Inc. *(a)	31,533	409,614
Abeona Therapeutics, Inc. *	108,776	553,670
Absci Corp. *(a)	338,732	1,012,809
ACADIA Pharmaceuticals, Inc. *	314,010	7,891,071
Aclaris Therapeutics, Inc. *	226,525	795,103
Actuate Therapeutics, Inc. *(a)	23,841	112,291
Adaptive Biotechnologies Corp. *	377,189	6,977,997
ADC Therapeutics SA *	212,668	767,731
ADMA Biologics, Inc. *	584,094	10,104,826
Agios Pharmaceuticals, Inc. *	142,120	3,899,773
Akebia Therapeutics, Inc. *	626,235	882,991
Aldeyra Therapeutics, Inc. *	133,738	716,836
Alector, Inc. *	199,113	376,324
Alkermes PLC *	408,881	13,856,977
Allogene Therapeutics, Inc. *	380,073	699,334
Alpha Teknova, Inc. *	27,270	65,993
Altimmune, Inc. *	225,561	1,263,142
Alumis, Inc. *	142,783	3,499,611
Amicus Therapeutics, Inc. *	750,571	10,725,660

Schwab Small-Cap Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Amneal Pharmaceuticals, Inc. *	379,402	5,190,219
Amphastar Pharmaceuticals, Inc. *	90,894	2,407,782
Amylyx Pharmaceuticals, Inc. *	224,531	3,208,548
AnaptysBio, Inc. *	46,244	2,192,428
Anavex Life Sciences Corp. *(a)	213,799	1,004,855
ANI Pharmaceuticals, Inc. *	45,723	3,742,428
Anika Therapeutics, Inc. *	30,467	281,210
Annexon, Inc. *	250,034	1,560,212
Apogee Therapeutics, Inc. *	96,944	6,350,801
Aquestive Therapeutics, Inc. *	263,304	776,747
Arbutus Biopharma Corp. *	377,870	1,560,603
Arcellx, Inc. *	86,205	5,888,664
Arcturus Therapeutics Holdings, Inc. *	63,272	472,642
Arcus Biosciences, Inc. *	198,878	4,184,393
Arcutis Biotherapeutics, Inc. *	276,672	7,019,169
Ardelyx, Inc. *	605,981	4,659,994
ArriVent Biopharma, Inc. *	74,620	1,678,204
Arrowhead Pharmaceuticals, Inc. *	334,340	23,179,792
ARS Pharmaceuticals, Inc. *(a)	147,221	1,470,738
Arvinas, Inc. *	164,761	2,204,502
Atea Pharmaceuticals, Inc. *	176,354	747,741
Atlantic International Corp. *	13,194	45,651
aTyr Pharma, Inc. *	264,675	233,655
Aura Biosciences, Inc. *	109,586	613,682
Aurinia Pharmaceuticals, Inc. *	300,047	4,359,683
Avadel Pharmaceuticals PLC *	225,218	4,853,448
Avidity Biosciences, Inc. *	291,623	21,163,081
Avita Medical, Inc. *(a)	30,634	135,096
Axsome Therapeutics, Inc. *	103,374	19,046,660
Azenta, Inc. *	102,665	3,991,615
Beam Therapeutics, Inc. *	240,741	6,649,266
Benitec Biopharma, Inc. *	36,274	441,817
Bicara Therapeutics, Inc. *	79,734	1,339,531
BioAge Labs, Inc. *	59,357	1,127,189
BioCryst Pharmaceuticals, Inc. *	589,041	3,875,890
Biohaven Ltd. *	237,530	2,809,980
BioLife Solutions, Inc. *	104,355	2,274,939
Biote Corp., Class A *	65,711	137,336
Bridgebio Pharma, Inc. *	399,854	30,896,719
Bright Minds Biosciences, Inc. *	12,918	1,004,375
Candel Therapeutics, Inc. *(a)	112,407	656,457
Capricor Therapeutics, Inc. *	97,840	2,141,718
Cardiff Oncology, Inc. *(a)	159,522	279,164
CareDx, Inc. *	132,221	2,717,142
Cartesian Therapeutics, Inc. *(a)	24,889	169,992
Catalyst Pharmaceuticals, Inc. *	291,924	7,093,753
Celcuity, Inc. *	81,136	8,877,901
Celldex Therapeutics, Inc. *	164,426	4,044,880
CG oncology, Inc. *	141,045	7,341,392
Codexis, Inc. *	226,411	280,750
Cogent Biosciences, Inc. *	350,219	12,576,364
Coherus Oncology, Inc. *	275,555	595,199
Collegium Pharmaceutical, Inc. *	78,980	3,626,762
Compass Therapeutics, Inc. *	329,817	2,110,829
CorMedix, Inc. *(a)	185,913	1,442,685
Corvus Pharmaceuticals, Inc. *	143,416	2,968,711
Crinetics Pharmaceuticals, Inc. *	246,360	12,303,218
CRISPR Therapeutics AG *	219,917	10,987,053
CryoPort, Inc. *	121,974	1,159,973
Cullinan Therapeutics, Inc. *	136,588	1,633,592
Cytek Biosciences, Inc. *	299,409	1,497,045
Cytokinetics, Inc. *	294,313	18,597,638
Day One Biopharmaceuticals, Inc. *	197,743	2,206,812
Definium Therapeutics, Inc. *	237,163	4,003,311
Denali Therapeutics, Inc. *	332,960	7,238,550
Design Therapeutics, Inc. *	59,501	607,505
DiaMedica Therapeutics, Inc. *	83,629	672,377
Dianthus Therapeutics, Inc. *	61,978	3,309,005
Disc Medicine, Inc. *	62,960	4,868,067
SECURITY	NUMBER OF SHARES	VALUE ($)
Dynavax Technologies Corp. *	253,426	3,924,302
Dyne Therapeutics, Inc. *	311,217	5,567,672
Edgewise Therapeutics, Inc. *	170,630	4,803,235
Editas Medicine, Inc. *	225,833	449,408
Eledon Pharmaceuticals, Inc. *	143,144	314,917
Emergent BioSolutions, Inc. *	131,303	1,488,976
Enanta Pharmaceuticals, Inc. *	70,209	905,696
Enliven Therapeutics, Inc. *	98,626	2,608,658
Entrada Therapeutics, Inc. *	70,446	805,902
Erasca, Inc. *	438,030	4,603,695
Esperion Therapeutics, Inc. *	586,338	1,987,686
Eton Pharmaceuticals, Inc. *	63,951	959,905
Evolus, Inc. *	127,803	599,396
EyePoint, Inc. *	190,836	2,580,103
Fate Therapeutics, Inc. *	271,470	323,049
Fennec Pharmaceuticals, Inc. *	57,249	434,520
Foghorn Therapeutics, Inc. *	82,203	469,379
Fortrea Holdings, Inc. *	229,763	3,862,316
Fulcrum Therapeutics, Inc. *	107,589	1,154,430
Geron Corp. *	1,364,617	1,869,525
Ginkgo Bioworks Holdings, Inc. *	105,951	950,380
Gossamer Bio, Inc. *	479,580	1,093,442
GRAIL, Inc. *	88,679	8,674,580
Greenwich Lifesciences, Inc. *(a)	16,290	489,840
Gyre Therapeutics, Inc. *(a)	29,280	236,875
Harmony Biosciences Holdings, Inc. *	109,906	4,013,767
Harrow, Inc. *	79,332	3,247,852
Heron Therapeutics, Inc. *	384,594	507,664
Humacyte, Inc. *(a)	383,550	382,668
Ideaya Biosciences, Inc. *	202,433	6,516,318
ImmunityBio, Inc. *(a)	745,695	4,660,594
Immunome, Inc. *	235,967	5,809,508
Immunovant, Inc. *	177,237	4,608,162
Indivior Pharmaceuticals, Inc. *	305,639	10,813,508
Inhibikase Therapeutics, Inc. *	152,298	228,447
Inhibrx Biosciences, Inc. *	22,799	1,738,880
Inmune Bio, Inc. *(a)	50,252	79,901
Innoviva, Inc. *	159,025	3,180,500
Intellia Therapeutics, Inc. *	260,564	3,426,417
Iovance Biotherapeutics, Inc. *	771,624	1,967,641
Ironwood Pharmaceuticals, Inc., Class A *	399,921	1,955,614
Jade Biosciences, Inc.	116,730	1,822,155
Janux Therapeutics, Inc. *	108,516	1,487,754
Journey Medical Corp. *	35,507	296,839
KalVista Pharmaceuticals, Inc. *	97,688	1,524,910
Keros Therapeutics, Inc. *	73,996	1,325,268
Kodiak Sciences, Inc. *	81,993	1,866,981
Korro Bio, Inc. *	16,310	217,412
Krystal Biotech, Inc. *	62,467	17,443,285
Kura Oncology, Inc. *	202,393	1,643,431
Kymera Therapeutics, Inc. *	141,960	10,319,072
Larimar Therapeutics, Inc. *	128,190	453,793
LB Pharmaceuticals, Inc. *	49,242	1,056,241
LENZ Therapeutics, Inc. *(a)	40,341	638,195
Lexeo Therapeutics, Inc. *	159,350	1,180,784
Lifecore Biomedical, Inc. *	69,255	601,826
Ligand Pharmaceuticals, Inc. *	48,896	9,392,922
Liquidia Corp. *	162,247	6,877,650
Madrigal Pharmaceuticals, Inc. *	46,866	22,932,002
MannKind Corp. *	759,883	4,392,124
MapLight Therapeutics, Inc. *(a)	41,720	738,027
Maravai LifeSciences Holdings, Inc., Class A *	272,451	915,435
MaxCyte, Inc. *	252,206	228,700
Maze Therapeutics, Inc. *	53,787	2,344,037
MBX Biosciences, Inc. *	71,387	2,630,611
MediWound Ltd. *(a)	24,273	440,069
MeiraGTx Holdings PLC *	116,271	884,822

Schwab Small-Cap Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Mesa Laboratories, Inc.	13,244	1,043,097
MiMedx Group, Inc. *	297,276	1,519,080
Mineralys Therapeutics, Inc. *	117,535	3,630,656
Mirum Pharmaceuticals, Inc. *	103,414	10,674,393
Monopar Therapeutics, Inc. *	11,285	681,388
Monte Rosa Therapeutics, Inc. *	117,266	2,406,298
Myriad Genetics, Inc. *	230,749	1,296,809
Neurogene, Inc. *	24,720	436,555
Niagen Bioscience, Inc. *	132,843	795,730
Nkarta, Inc. *	106,644	236,750
Novavax, Inc. *(a)	378,565	3,348,407
Nurix Therapeutics, Inc. *	253,278	4,184,153
Nuvalent, Inc., Class A *	126,157	12,980,294
Nuvation Bio, Inc. *	609,966	3,196,222
Nuvectis Pharma, Inc. *	38,422	311,602
Ocular Therapeutix, Inc. *	468,244	4,279,750
Olema Pharmaceuticals, Inc. *	149,706	3,850,438
Omeros Corp., Class B *(a)	164,497	1,922,970
OmniAb, Inc. *	259,591	472,456
Organogenesis Holdings, Inc., Class A *	171,602	686,408
ORIC Pharmaceuticals, Inc. *	166,676	1,710,096
Oruka Therapeutics, Inc. *	97,473	3,336,501
Pacific Biosciences of California, Inc. *	700,565	1,583,277
Pacira BioSciences, Inc. *	113,449	2,330,242
Palvella Therapeutics, Inc. *	18,183	1,394,454
Personalis, Inc. *	125,201	1,173,133
Perspective Therapeutics, Inc. *	148,768	563,831
Phathom Pharmaceuticals, Inc. *	100,235	1,370,212
Phibro Animal Health Corp., Class A	51,364	2,062,265
Praxis Precision Medicines, Inc. *	61,934	19,447,276
Precigen, Inc. *	453,150	2,034,644
Prestige Consumer Healthcare, Inc. *	124,948	8,055,398
Prime Medicine, Inc. *	254,701	970,411
Protagonist Therapeutics, Inc. *	146,791	12,007,504
Protalix BioTherapeutics, Inc. *	175,070	409,664
Protara Therapeutics, Inc. *	87,499	619,493
Prothena Corp. PLC *	112,508	991,195
PTC Therapeutics, Inc. *	195,816	14,789,982
Puma Biotechnology, Inc. *	105,919	686,355
Quanterix Corp. *	108,850	690,109
Quantum-Si, Inc. *	391,443	442,331
Rapport Therapeutics, Inc. *	71,359	1,898,863
Recursion Pharmaceuticals, Inc., Class A *	955,111	4,001,915
REGENXBIO, Inc. *	119,661	1,335,417
Relay Therapeutics, Inc. *	356,596	2,731,525
Replimune Group, Inc. *	174,635	1,227,684
Rezolute, Inc. *	206,420	689,443
Rhythm Pharmaceuticals, Inc. *	133,359	13,671,965
Rigel Pharmaceuticals, Inc. *	44,273	1,543,357
Rocket Pharmaceuticals, Inc. *	211,740	736,855
Sana Biotechnology, Inc. *	415,907	1,842,468
Savara, Inc. *	355,020	1,917,108
Scholar Rock Holding Corp. *	207,267	9,190,219
SELLAS Life Sciences Group, Inc. *(a)	314,438	1,185,431
Septerna, Inc. *	53,994	1,260,220
SIGA Technologies, Inc.	103,165	691,206
Sionna Therapeutics, Inc. *	40,545	1,713,432
Soleno Therapeutics, Inc. *	117,585	4,534,078
Solid Biosciences, Inc. *	146,685	947,585
Spyre Therapeutics, Inc. *	173,313	5,542,550
Standard BioTools, Inc. *	762,234	1,067,128
Stoke Therapeutics, Inc. *	113,077	3,430,756
Supernus Pharmaceuticals, Inc. *	136,002	6,549,856
Syndax Pharmaceuticals, Inc. *	215,225	4,371,220
Tango Therapeutics, Inc. *	269,653	3,130,671
Tarsus Pharmaceuticals, Inc. *	98,514	6,358,094
Taysha Gene Therapies, Inc. *	559,637	2,523,963
Tectonic Therapeutic, Inc. *	27,647	552,664
SECURITY	NUMBER OF SHARES	VALUE ($)
Terns Pharmaceuticals, Inc. *	216,298	7,483,911
Tevogen Bio Holdings, Inc. *	76,475	23,225
TG Therapeutics, Inc. *	365,919	10,768,996
Theravance Biopharma, Inc. *	95,266	1,804,338
Third Harmonic Bio, Inc. *(b)	63,409	1,268
Tonix Pharmaceuticals Holding Corp. *(a)	28,704	494,857
Travere Therapeutics, Inc. *	207,540	6,452,419
Trevi Therapeutics, Inc. *	230,455	2,412,864
TriSalus Life Sciences, Inc. *	75,077	373,133
TuHURA Biosciences, Inc. *(a)	81,920	43,835
Tvardi Therapeutics, Inc. *	11,773	46,739
Twist Bioscience Corp. *	150,991	6,201,200
Tyra Biosciences, Inc. *	65,220	2,010,080
Upstream Bio, Inc. *	82,212	2,555,149
UroGen Pharma Ltd. *	92,483	1,813,592
Vanda Pharmaceuticals, Inc. *	139,069	1,048,580
Vaxcyte, Inc. *	288,448	15,452,159
Vera Therapeutics, Inc., Class A *	140,103	6,060,856
Veracyte, Inc. *	197,796	7,532,072
Verastem, Inc. *	131,895	804,560
Vericel Corp. *	127,400	4,583,852
Vir Biotechnology, Inc. *	225,203	1,675,510
Viridian Therapeutics, Inc. *	201,676	6,655,308
Voyager Therapeutics, Inc. *	114,888	448,063
WaVe Life Sciences Ltd. *	292,743	3,788,094
Xencor, Inc. *	176,201	2,130,270
Xenon Pharmaceuticals, Inc. *	191,752	7,863,750
Xeris Biopharma Holdings, Inc. *	388,727	2,861,031
XOMA Royalty Corp. *	23,488	602,702
Zenas Biopharma, Inc. *(a)	47,493	872,446
Zevra Therapeutics, Inc. *	138,820	1,249,380
Zymeworks, Inc. *	125,997	2,838,712
		908,088,052

Real Estate Management & Development 0.7%
American Realty Investors, Inc. *	3,281	56,532
Compass, Inc., Class A *	1,618,496	20,263,570
Cushman & Wakefield Ltd. *	584,717	9,612,748
Douglas Elliman, Inc. *	184,323	497,672
eXp World Holdings, Inc.	219,914	1,988,023
Forestar Group, Inc. *	48,797	1,269,698
FRP Holdings, Inc. *	29,380	702,476
Kennedy-Wilson Holdings, Inc.	306,010	3,014,199
Logistic Properties of The Americas, Class A *	7,814	23,129
Marcus & Millichap, Inc.	60,039	1,633,061
Maui Land & Pineapple Co., Inc. *	18,272	312,999
Newmark Group, Inc., Class A	373,656	6,662,286
RE/MAX Holdings, Inc., Class A *	47,268	367,745
Real Brokerage, Inc. *	337,291	1,194,010
RMR Group, Inc., Class A	37,895	574,109
Seaport Entertainment Group, Inc. *	18,541	350,240
St. Joe Co.	95,734	6,336,633
Stratus Properties, Inc. *	16,706	495,667
Tejon Ranch Co. *	52,282	841,217
Transcontinental Realty Investors, Inc. *	4,778	254,285
		56,450,299

Semiconductors & Semiconductor Equipment 3.4%
ACM Research, Inc., Class A *	127,102	7,387,168
Aehr Test Systems *	72,295	1,853,644
Aeluma, Inc. *	32,234	508,975
Alpha & Omega Semiconductor Ltd. *	62,505	1,381,361
Ambarella, Inc. *	102,693	6,576,460
Ambiq Micro, Inc. *(a)	11,595	352,372
Atomera, Inc. *(a)	73,502	215,361

Schwab Small-Cap Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Axcelis Technologies, Inc. *	78,349	6,900,196
Blaize Holdings, Inc. *	200,262	272,356
CEVA, Inc. *	59,855	1,262,342
Cohu, Inc. *	115,617	3,299,709
Credo Technology Group Holding Ltd. *	386,739	48,450,662
Diodes, Inc. *	115,972	6,864,383
FormFactor, Inc. *	196,359	13,841,346
Ichor Holdings Ltd. *	85,543	2,595,375
Impinj, Inc. *	67,877	9,373,814
indie Semiconductor, Inc., Class A *	495,388	2,031,091
Kopin Corp. *	454,559	1,159,125
Kulicke & Soffa Industries, Inc.	128,619	7,373,727
MaxLinear, Inc. *	207,827	3,605,799
Navitas Semiconductor Corp., Class A *	403,673	3,463,514
NVE Corp.	12,067	814,402
PDF Solutions, Inc. *	79,964	2,546,853
Penguin Solutions, Inc. *	132,135	2,538,313
Photronics, Inc. *	144,029	4,979,083
Power Integrations, Inc.	140,883	6,472,165
Rambus, Inc. *	272,018	30,963,809
Rigetti Computing, Inc. *	805,341	14,633,046
Semtech Corp. *	219,764	17,526,179
Silicon Laboratories, Inc. *	82,185	11,707,253
SiTime Corp. *	54,311	19,720,867
SkyWater Technology, Inc. *	76,505	2,422,148
Synaptics, Inc. *	98,216	8,103,802
Ultra Clean Holdings, Inc. *	112,200	4,900,896
Veeco Instruments, Inc. *	149,772	4,677,380
		260,774,976

Software & Services 5.7%
8x8, Inc. *	338,209	561,427
A10 Networks, Inc.	181,480	3,165,011
ACI Worldwide, Inc. *	261,282	11,329,188
Adeia, Inc.	273,994	4,956,551
Agilysys, Inc. *	65,114	5,648,639
Airship AI Holdings, Inc., Class A *(a)	62,661	194,876
Alarm.com Holdings, Inc. *	120,366	5,871,453
Alkami Technology, Inc. *	173,876	3,684,432
Amplitude, Inc., Class A *	230,873	2,117,105
Appian Corp., Class A *	99,512	2,776,385
Applied Digital Corp. *	599,212	20,301,303
Arteris, Inc. *	77,136	1,157,811
Asana, Inc., Class A *	219,970	2,254,693
ASGN, Inc. *	104,846	5,461,428
AudioEye, Inc. *	20,864	196,539
AvePoint, Inc. *	371,232	4,317,428
Backblaze, Inc., Class A *	141,627	644,403
BigBear.ai Holdings, Inc. *(a)	1,096,050	5,524,092
Bit Digital, Inc. *	793,085	1,609,963
Bitdeer Technologies Group, Class A *(a)	249,391	3,252,059
Blackbaud, Inc. *	96,872	5,202,026
BlackLine, Inc. *	131,091	6,091,799
Blend Labs, Inc., Class A *	498,460	1,186,335
Box, Inc., Class A *	354,720	8,992,152
Braze, Inc., Class A *	215,781	4,492,560
C3.ai, Inc., Class A *	315,823	3,477,211
Cerence, Inc. *	101,110	1,145,576
Chaince Digital Holdings, Inc. *(a)	99,586	571,624
Cipher Mining, Inc. *	817,905	13,053,764
Cleanspark, Inc. *	700,663	8,295,850
Clear Secure, Inc., Class A	217,222	7,085,782
Clearwater Analytics Holdings, Inc., Class A *	703,408	16,945,099
Commerce.com, Inc. *	164,132	512,092
Commvault Systems, Inc. *	112,789	9,666,017
Consensus Cloud Solutions, Inc. *	48,044	1,026,220
Core Scientific, Inc. *	732,049	13,169,562
SECURITY	NUMBER OF SHARES	VALUE ($)
Crexendo, Inc. *	42,512	297,584
CS Disco, Inc. *	58,837	367,731
CSP, Inc.	17,269	197,212
Daily Journal Corp. *	3,148	1,845,893
Digimarc Corp. *	38,990	239,009
Digital Turbine, Inc. *	276,945	1,445,653
DigitalOcean Holdings, Inc. *	172,362	9,523,000
Domo, Inc., Class B *	85,202	500,136
D-Wave Quantum, Inc. *	843,877	17,907,070
eGain Corp. *	39,702	407,740
EverCommerce, Inc. *(a)	36,080	434,764
Expensify, Inc., Class A *	149,882	217,329
Fastly, Inc., Class A *	352,751	3,262,947
Five9, Inc. *	195,130	3,445,996
Freshworks, Inc., Class A *	504,930	5,443,145
Grid Dynamics Holdings, Inc. *	169,109	1,398,531
Hackett Group, Inc.	62,939	1,148,637
Hut 8 Corp. *	241,477	13,481,661
I3 Verticals, Inc., Class A *	58,656	1,302,750
Information Services Group, Inc.	85,994	478,987
Intapp, Inc. *	143,527	4,872,742
InterDigital, Inc.	65,305	21,318,164
Jamf Holding Corp. *(b)	195,469	2,550,870
Kaltura, Inc. *	226,391	369,017
Life360, Inc. *	51,702	2,962,008
LiveRamp Holdings, Inc. *	163,540	3,982,199
MARA Holdings, Inc. *	936,905	8,900,597
Mitek Systems, Inc. *	111,769	1,119,925
N-able, Inc. *	181,649	1,102,609
NCR Voyix Corp. *	349,753	3,469,550
NextNav, Inc. *	238,555	3,425,650
ON24, Inc. *	92,995	741,170
OneSpan, Inc.	90,039	1,060,659
Ooma, Inc. *	63,482	745,914
Pagaya Technologies Ltd., Class A *	129,426	2,509,570
PagerDuty, Inc. *	226,668	2,402,681
PAR Technology Corp. *	101,153	2,651,220
Porch Group, Inc. *	217,533	1,716,335
Progress Software Corp. *	108,268	4,430,327
Q2 Holdings, Inc. *	156,843	9,606,634
Qualys, Inc. *	92,196	12,160,652
Rackspace Technology, Inc. *	208,157	127,309
Rapid7, Inc. *	159,657	1,903,111
Red Violet, Inc.	28,135	1,279,580
ReposiTrak, Inc.	27,730	294,493
Rezolve AI PLC *(a)	451,041	1,163,686
Rimini Street, Inc. *	121,828	420,307
Riot Platforms, Inc. *	879,009	13,598,269
Sapiens International Corp. NV *(b)	77,849	3,386,432
SEMrush Holdings, Inc., Class A *	128,129	1,523,454
Silvaco Group, Inc. *	20,263	90,778
SoundHound AI, Inc., Class A *(a)	945,118	7,995,698
SoundThinking, Inc. *	23,980	167,380
Sprinklr, Inc., Class A *	281,283	1,794,586
Sprout Social, Inc., Class A *	133,244	1,205,858
SPS Commerce, Inc. *	96,046	8,573,066
Synchronoss Technologies, Inc. *	23,054	202,875
Telos Corp. *	131,289	716,838
Tenable Holdings, Inc. *	306,369	6,758,500
Terawulf, Inc. *	763,401	10,206,671
TSS, Inc. *(a)	51,876	529,135
Tucows, Inc., Class A *	17,011	377,984
Unisys Corp. *	169,105	444,746
Varonis Systems, Inc., Class B *	293,091	8,745,835
Vertex, Inc., Class A *	176,732	3,278,379
Via Transportation, Inc., Class A *(a)	25,499	592,852
Viant Technology, Inc., Class A *	36,733	434,184
VTEX, Class A *	144,205	452,804
Weave Communications, Inc. *	151,928	987,532

Schwab Small-Cap Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Whitefiber, Inc. *(a)	26,973	526,243
WM Technology, Inc. *	218,931	169,212
Workiva, Inc., Class A *	126,698	9,758,280
Xperi, Inc. *	114,012	645,308
Yext, Inc. *	253,739	1,816,771
Zeta Global Holdings Corp., Class A *	475,811	8,840,568
		440,391,447

Technology Hardware & Equipment 5.2%
908 Devices, Inc. *	68,459	431,976
ADTRAN Holdings, Inc. *	187,406	1,727,883
Advanced Energy Industries, Inc.	95,034	24,267,882
Aeva Technologies, Inc. *	94,223	1,203,228
Applied Optoelectronics, Inc. *	151,914	6,624,970
Arlo Technologies, Inc. *	250,733	3,181,802
Aviat Networks, Inc. *	28,635	624,529
Badger Meter, Inc.	74,837	10,969,607
Bel Fuse, Inc., Class B	29,866	6,008,741
Belden, Inc.	98,848	11,615,628
Benchmark Electronics, Inc.	90,431	4,715,072
BK Technologies Corp. *	7,000	533,960
Calix, Inc. *	152,339	6,804,983
Clearfield, Inc. *	29,135	867,349
Climb Global Solutions, Inc.	9,877	1,171,313
Corsair Gaming, Inc. *	114,040	581,604
CPI Card Group, Inc. *	14,680	190,693
CTS Corp.	72,413	3,722,752
Daktronics, Inc. *	95,787	2,217,469
Diebold Nixdorf, Inc. *	62,570	4,317,956
Digi International, Inc. *	91,652	3,947,452
Eastman Kodak Co. *	123,808	906,275
ePlus, Inc.	66,313	5,690,318
Evolv Technologies Holdings, Inc. *	388,201	2,402,964
Extreme Networks, Inc. *	332,596	4,849,250
Fabrinet *	91,073	44,574,769
Frequency Electronics, Inc. *	16,461	865,519
GPGI, Inc., Class A *	144,968	3,416,896
Harmonic, Inc. *	285,161	2,771,765
Immersion Corp.	68,023	457,115
Inseego Corp. *	30,694	334,258
Insight Enterprises, Inc. *	73,498	6,175,302
IonQ, Inc. *	853,014	34,103,500
Itron, Inc. *	114,522	11,346,840
Kimball Electronics, Inc. *	61,239	1,850,030
Knowles Corp. *	215,052	5,212,860
Methode Electronics, Inc.	84,915	678,471
MicroVision, Inc. *	744,394	604,895
Mirion Technologies, Inc., Class A *	604,344	15,011,905
M-Tron Industries, Inc. *	6,125	399,595
Napco Security Technologies, Inc.	87,008	3,209,725
Neonode, Inc. *	26,356	47,704
NETGEAR, Inc. *	68,963	1,442,016
NetScout Systems, Inc. *	176,104	4,897,452
nLight, Inc. *	116,988	5,335,823
Novanta, Inc. *	91,112	12,258,208
OSI Systems, Inc. *	40,854	10,219,220
Ouster, Inc. *	138,037	2,875,311
PC Connection, Inc.	27,767	1,632,977
Plexus Corp. *	67,742	13,503,013
Powerfleet, Inc. NJ *	312,788	1,598,347
Quantum Computing, Inc. *	507,294	4,702,615
Ribbon Communications, Inc. *	233,194	610,968
Richardson Electronics Ltd.	29,832	360,669
Rogers Corp. *	45,653	4,439,298
Sanmina Corp. *	131,738	18,664,640
ScanSource, Inc. *	55,618	2,391,018
TTM Technologies, Inc. *	258,058	25,341,296
Turtle Beach Corp. *	40,445	483,722
SECURITY	NUMBER OF SHARES	VALUE ($)
Viasat, Inc. *	311,705	14,079,715
Viavi Solutions, Inc. *	558,034	13,649,512
Vishay Intertechnology, Inc.	305,448	6,154,777
Vishay Precision Group, Inc. *	30,434	1,524,135
Vistance Networks, Inc. *	549,429	9,889,722
Vuzix Corp. *(a)	173,016	455,032
Xerox Holdings Corp.	290,122	635,367
		397,781,658

Telecommunication Services 0.7%
Anterix, Inc. *	28,100	738,047
ATN International, Inc.	25,841	625,094
Bandwidth, Inc., Class A *	70,790	988,936
Cogent Communications Holdings, Inc.	123,527	3,001,706
Globalstar, Inc. *	126,700	7,807,254
Gogo, Inc. *	192,861	885,232
IDT Corp., Class B	40,840	1,986,049
Liberty Latin America Ltd., Class C *	393,466	3,061,165
Lumen Technologies, Inc. *	2,404,518	21,207,849
Shenandoah Telecommunications Co.	127,541	1,513,912
Spok Holdings, Inc.	50,891	700,769
Telephone & Data Systems, Inc.	250,922	11,324,110
Uniti Group, Inc.	422,807	3,517,754
		57,357,877

Transportation 1.1%
Allegiant Travel Co. *	36,487	3,233,843
ArcBest Corp.	57,634	5,199,740
Arrive AI, Inc. *(a)	9,211	17,132
Costamare Bulkers Holdings Ltd. *	21,909	362,156
Costamare, Inc.	110,550	1,855,029
Covenant Logistics Group, Inc., Class A	38,647	950,716
flyExclusive, Inc. *	12,799	37,885
Forward Air Corp. *	54,294	1,513,717
Frontier Group Holdings, Inc. *	211,309	980,474
FTAI Infrastructure, Inc.	277,021	1,612,262
Genco Shipping & Trading Ltd.	79,832	1,668,489
Heartland Express, Inc.	110,195	1,111,868
Hertz Global Holdings, Inc. *(a)	295,452	1,447,715
Himalaya Shipping Ltd. *	69,962	759,787
Hub Group, Inc., Class A	150,606	7,165,834
JetBlue Airways Corp. *	747,855	3,642,054
Joby Aviation, Inc. *	1,226,691	12,966,124
Marten Transport Ltd.	145,761	1,792,860
Matson, Inc.	79,252	12,704,096
PAMT Corp. *	11,645	126,348
Pangaea Logistics Solutions Ltd.	74,107	628,427
Proficient Auto Logistics, Inc. *	61,552	620,444
Radiant Logistics, Inc. *	91,088	613,022
RXO, Inc. *	409,207	5,966,238
Safe Bulkers, Inc.	131,072	748,421
Sky Harbour Group Corp. *	53,606	495,319
SkyWest, Inc. *	102,064	9,851,217
Sun Country Airlines Holdings, Inc. *	128,504	2,253,960
Universal Logistics Holdings, Inc.	16,781	268,664
Werner Enterprises, Inc.	151,197	5,178,497
		85,772,338

Utilities 3.0%
American States Water Co.	97,517	7,114,840
Avista Corp.	205,393	8,480,677
Black Hills Corp.	185,240	13,518,815
Brookfield Infrastructure Corp., Class A	303,700	14,532,045
Cadiz, Inc. *	138,243	779,691
California Water Service Group	150,865	6,743,665
Chesapeake Utilities Corp.	58,976	7,589,032

Schwab Small-Cap Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Consolidated Water Co. Ltd.	38,400	1,454,592
Genie Energy Ltd., Class B	53,565	737,590
Global Water Resources, Inc.	29,891	259,155
H2O America	83,588	4,349,919
Hallador Energy Co. *	77,964	1,441,554
Hawaiian Electric Industries, Inc. *	438,408	6,716,411
MGE Energy, Inc.	92,900	7,420,852
Middlesex Water Co.	45,854	2,401,833
Montauk Renewables, Inc. *	173,221	301,405
New Jersey Resources Corp.	254,933	12,614,085
Northwest Natural Holding Co.	103,738	4,830,041
Northwestern Energy Group, Inc.	155,637	10,561,527
Oklo, Inc. *	273,999	21,815,800
ONE Gas, Inc.	151,184	12,028,199
Ormat Technologies, Inc.	153,949	19,234,388
Otter Tail Corp.	97,268	8,672,415
Portland General Electric Co.	285,508	14,346,777
Pure Cycle Corp. *	50,167	580,934
RGC Resources, Inc.	20,545	446,032
Southwest Gas Holdings, Inc.	163,239	13,519,454
Spire, Inc.	147,198	12,436,759
TXNM Energy, Inc.	253,975	14,964,207
Unitil Corp.	44,297	2,255,160
York Water Co.	35,813	1,202,601
		233,350,455
Total Common Stocks (Cost $4,727,742,512)		7,676,507,232

RIGHTS 0.0% OF NET ASSETS

Pharmaceuticals, Biotechnology & Life Sciences 0.0%
Aduro Biotech, Inc. CVR *(b)	27,867	56,835
Cartesian Therapeutics, Inc. CVR *(b)	265,512	557,381
GTx, Inc. CVR *(b)	592	0
Tobira Therapeutics, Inc. CVR *(b)	14,029	0
		614,216
Total Rights (Cost $44,006)		614,216

SECURITY	NUMBER OF SHARES	VALUE ($)
SHORT-TERM INVESTMENTS 1.1% OF NET ASSETS

Money Market Funds 1.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.65% (d)(e)	83,948,803	83,948,803
Total Short-Term Investments (Cost $83,948,803)		83,948,803
Total Investments in Securities (Cost $4,811,735,321)		7,761,070,251

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED DEPRECIATION ($)
FUTURES CONTRACTS
Long
Russell 2000 Index, e-mini, expires 03/20/26	136	17,847,280	(433,758)

*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $77,161,189.
(b)	Fair valued using significant unobservable inputs (see notes to portfolio holdings for additional information).
(c)	Issuer is an affiliated company, as the investment adviser owns at least 5% of the voting securities of such company.
(d)	The rate shown is the annualized 7-day yield.
(e)	Security purchased with cash collateral received for securities on loan.

CVR —	Contingent Value Rights
REIT —	Real Estate Investment Trust

Below is a summary of the fund’s transactions with affiliated issuers and affiliated companies which are or were affiliates during the period ended January 31, 2026. An affiliated company is a company in which the investment adviser has or had an ownership of at least 5% of the voting securities of a security issue during the report period. A dash in the Value at October 31, 2025, and/or Value and Balance of Shares Held at January 31, 2026, columns means either the issuer was not held or not held as an affiliate on the stated date.
SECURITY	VALUE AT 10/31/25	PURCHASES	SALES	NET REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 1/31/26	BALANCE OF SHARES HELD AT 1/31/26	DIVIDENDS RECEIVED
COMMON STOCKS 0.1% OF NET ASSETS

Capital Goods 0.0%
JELD-WEN Holding, Inc.	$—	$—	$—	$—	($343,498 )	$576,738	212,036	$—

Commercial & Professional Services 0.0%
TrueBlue, Inc.	335,862	—	—	—	43,932	379,794	70,857	—

Consumer Durables & Apparel 0.0%
Oxford Industries, Inc.	—	36,464	(35,557)	(38,988)	41,987	1,310,091	35,552	24,531

Schwab Small-Cap Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	VALUE AT 10/31/25	PURCHASES	SALES	NET REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 1/31/26	BALANCE OF SHARES HELD AT 1/31/26	DIVIDENDS RECEIVED
Equity Real Estate Investment Trusts (REITs) 0.0%
Service Properties Trust	$830,198	$—	$—	$—	($58,191 )	$772,007	387,943	$3,880

Food, Beverage & Tobacco 0.0%
Hain Celestial Group, Inc.	—	—	—	—	11,145	269,717	222,907	—

Health Care Equipment & Services 0.0%
Accendra Health, Inc.	—	—	—	—	(331,270)	415,971	188,222	—

Household & Personal Products 0.0%
Medifast, Inc.	335,899	34,999	(34,993)	(201,316)	186,635	321,224	28,079	—
Nu Skin Enterprises, Inc., Class A	—	—	—	—	(13,380)	1,290,569	121,637	7,298
						1,611,793

Materials 0.0%
Trinseo PLC	—	—	—	—	(85,878)	38,263	85,028	—

Media & Entertainment 0.1%
AMC Networks, Inc., Class A	—	—	(41,891)	(56,615)	75,335	581,357	75,403	—
EW Scripps Co., Class A	367,081	36,260	(34,245)	(62,570)	212,071	518,597	154,805	—
Gray Media, Inc.	—	—	—	—	(13,201)	992,268	220,015	17,601
						2,092,222
Total	$1,869,040	$107,723	($146,686 )	($359,489 )	($274,313 )	$7,466,596		$53,310

The following is a summary of the inputs used to value the fund’s investments as of January 31, 2026 (see notes to portfolio holdings for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks [1]	$5,117,371,057	$—	$—	$5,117,371,057
Banks	755,248,195	—	6,474	755,254,669
Health Care Equipment & Services	455,402,007	—	0 *	455,402,007
Pharmaceuticals, Biotechnology & Life Sciences	908,086,784	—	1,268	908,088,052
Software & Services	434,454,145	—	5,937,302	440,391,447
Rights
Pharmaceuticals, Biotechnology & Life Sciences	—	—	614,216 *	614,216
Short-Term Investments [1]	83,948,803	—	—	83,948,803
Liabilities
Futures Contracts [2]	(433,758)	—	—	(433,758)
Total	$7,754,077,233	$—	$6,559,260	$7,760,636,493

*	Level 3 amount shown includes securities determined to have no value.
[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.

Schwab Capital Trust
Schwab Total Stock Market Index Fund

Portfolio Holdings as of January 31, 2026 (Unaudited)

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 99.7% OF NET ASSETS

Automobiles & Components 2.2%
Adient PLC *	41,000	852,800
American Axle & Manufacturing Holdings, Inc. *	60,450	481,787
Aptiv PLC *	106,902	8,097,826
Autoliv, Inc.	34,936	4,235,641
BorgWarner, Inc.	107,397	5,091,692
Cooper-Standard Holdings, Inc. *	8,444	264,888
Dana, Inc.	57,278	1,655,334
Dorman Products, Inc. *	13,391	1,663,162
Empery Digital, Inc. *(a)	23,000	112,930
Ford Motor Co.	1,937,107	26,887,045
Fox Factory Holding Corp. *	27,704	509,754
Garrett Motion, Inc.	66,094	1,192,336
General Motors Co.	459,112	38,565,408
Gentex Corp.	108,849	2,504,615
Gentherm, Inc. *	14,378	459,521
Goodyear Tire & Rubber Co. *	140,000	1,317,400
Harley-Davidson, Inc.	66,117	1,309,117
Holley, Inc. *	27,094	104,312
Kodiak AI, Inc. *(a)	55,071	501,697
LCI Industries	11,790	1,729,475
Lear Corp.	26,619	3,116,819
Lucid Group, Inc. *(a)	67,776	750,280
Mobileye Global, Inc., Class A *	82,607	741,811
Motorcar Parts of America, Inc. *	10,000	124,300
Patrick Industries, Inc.	15,969	2,014,809
Phinia, Inc.	20,144	1,433,648
QuantumScape Corp., Class A *	230,544	2,040,314
Rivian Automotive, Inc., Class A *	401,979	5,929,190
Solid Power, Inc. *	81,166	363,624
Standard Motor Products, Inc.	9,698	387,241
Strattec Security Corp. *	1,500	118,680
Tesla, Inc. *	1,389,732	598,154,550
Thor Industries, Inc.	25,361	2,837,135
Visteon Corp.	14,517	1,319,015
Winnebago Industries, Inc.	13,059	599,539
XPEL, Inc. *	12,144	625,537
		718,093,232

Banks 3.8%
1st Source Corp.	8,134	547,662
ACNB Corp.	5,076	256,440
Affinity Bancshares, Inc.	1,146	23,115
Amalgamated Financial Corp.	11,518	447,359
Amerant Bancorp, Inc.	19,131	415,143
Ameris Bancorp	30,743	2,478,501
Ames National Corp.	4,056	105,862
Arrow Financial Corp.	6,961	235,351
Associated Banc-Corp.	77,934	2,124,481
Atlantic Union Bankshares Corp.	69,229	2,688,854
Auburn National BanCorp, Inc.	800	19,888
Avidbank Holdings, Inc. *	3,500	101,850
Avidia Bancorp, Inc. *	10,000	183,900
Axos Financial, Inc. *	28,266	2,798,051
Banc of California, Inc.	65,552	1,309,729
BancFirst Corp.	10,180	1,119,291
SECURITY	NUMBER OF SHARES	VALUE ($)
Bancorp, Inc. *	21,677	1,288,481
Bank First Corp.	4,459	622,209
Bank of America Corp.	3,321,711	176,715,025
Bank of Hawaii Corp.	20,704	1,548,245
Bank of Marin Bancorp	6,631	178,042
Bank of the James Financial Group, Inc.	2,744	51,862
Bank OZK	53,473	2,543,176
Bank7 Corp.	2,054	91,280
BankUnited, Inc.	36,102	1,713,762
Bankwell Financial Group, Inc.	2,376	114,499
Banner Corp.	17,160	1,061,174
Bar Harbor Bankshares	5,903	200,171
BayCom Corp.	4,901	143,011
BCB Bancorp, Inc.	7,033	55,490
Beacon Financial Corp.	40,671	1,153,023
Blue Foundry Bancorp *	9,742	128,107
Blue Ridge Bankshares, Inc.	40,597	172,537
BOK Financial Corp.	10,921	1,419,075
Bridgewater Bancshares, Inc. *	8,542	164,092
Broadway Financial Corp. *	2,507	20,507
Burke & Herbert Financial Services Corp.	6,104	399,690
Business First Bancshares, Inc.	15,152	426,832
BV Financial, Inc. *	5,000	95,600
Byline Bancorp, Inc.	14,729	470,297
C&F Financial Corp.	1,200	90,360
Cadence Bank	91,418	3,849,612
California BanCorp	8,995	161,820
Camden National Corp.	8,027	381,844
Capital Bancorp, Inc.	5,770	177,254
Capital City Bank Group, Inc.	5,558	232,102
Capitol Federal Financial, Inc.	63,473	462,083
Carter Bankshares, Inc. *	9,825	210,353
Catalyst Bancorp, Inc. *	1,959	30,462
Cathay General Bancorp	32,083	1,642,008
CB Financial Services, Inc.	2,090	74,885
Central Pacific Financial Corp.	11,311	368,399
CF Bankshares, Inc.	2,505	72,921
Chemung Financial Corp.	1,306	79,366
ChoiceOne Financial Services, Inc.	7,247	207,916
Citigroup, Inc.	884,603	102,357,413
Citizens & Northern Corp.	5,947	135,354
Citizens Community Bancorp, Inc.	8,309	150,725
Citizens Financial Group, Inc.	211,363	13,311,642
Citizens Financial Services, Inc.	2,033	128,587
City Holding Co.	6,963	857,076
Civista Bancshares, Inc.	9,755	235,388
CNB Financial Corp.	14,433	399,794
Coastal Financial Corp. *	6,270	600,541
CoastalSouth Bancshares, Inc. *	4,000	95,880
Colony Bankcorp, Inc.	7,200	140,112
Columbia Banking System, Inc.	150,298	4,424,773
Columbia Financial, Inc. *	14,396	234,223
Comerica, Inc.	62,348	5,528,397
Commerce Bancshares, Inc.	62,485	3,289,210
Commercial Bancgroup, Inc. *	12,901	339,812
Community Financial System, Inc.	25,119	1,569,937
Community Trust Bancorp, Inc.	7,370	454,729
Community West Bancshares	6,826	163,619
ConnectOne Bancorp, Inc.	28,115	748,421

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Cullen/Frost Bankers, Inc.	31,149	4,292,955
Customers Bancorp, Inc. *	14,966	1,182,613
CVB Financial Corp.	61,166	1,205,582
Dime Community Bancshares, Inc.	18,909	643,284
Eagle Bancorp Montana, Inc.	2,563	55,643
Eagle Bancorp, Inc.	13,609	364,177
Eagle Financial Services, Inc.	2,313	88,611
East West Bancorp, Inc.	67,715	7,749,305
Eastern Bankshares, Inc.	121,832	2,495,721
ECB Bancorp, Inc. *	4,412	78,004
Enterprise Financial Services Corp.	16,939	971,452
Equity Bancshares, Inc., Class A	6,351	292,908
Esquire Financial Holdings, Inc.	3,256	347,187
Farmers & Merchants Bancorp, Inc.	6,004	161,087
Farmers National Banc Corp.	14,833	192,532
FB Bancorp, Inc. *	10,000	129,600
FB Financial Corp.	19,553	1,124,884
Fidelity D&D Bancorp, Inc.	1,779	79,521
Fifth Third Bancorp	325,511	16,347,162
Financial Institutions, Inc.	9,261	305,057
Finward Bancorp	1,806	66,181
Finwise Bancorp *	4,562	79,881
First BanCorp	76,777	1,698,307
First Bancorp, Inc.	3,588	98,132
First Bancorp/Southern Pines NC	20,264	1,173,894
First Bank	9,056	151,054
First Busey Corp.	43,051	1,061,207
First Business Financial Services, Inc.	4,713	270,149
First Capital, Inc.	1,074	63,280
First Citizens BancShares, Inc., Class A	4,981	10,308,528
First Commonwealth Financial Corp.	47,600	858,228
First Community Bankshares, Inc.	8,451	304,405
First Community Corp.	3,520	103,206
First Financial Bancorp	62,267	1,789,554
First Financial Bankshares, Inc.	62,840	1,999,569
First Financial Corp.	6,587	429,209
First Foundation, Inc. *	39,000	244,920
First Hawaiian, Inc.	61,009	1,619,789
First Horizon Corp.	245,031	6,000,809
First Internet Bancorp	3,435	74,849
First Interstate BancSystem, Inc., Class A	43,857	1,555,608
First Merchants Corp.	28,372	1,128,071
First Mid Bancshares, Inc.	9,125	384,162
First National Corp.	2,648	69,775
First Northwest Bancorp	3,416	35,629
First Savings Financial Group, Inc.	2,389	81,178
First Seacoast Bancorp, Inc. *	3,389	43,311
First U.S. Bancshares, Inc.	4,841	70,921
First United Corp.	2,849	109,202
First Western Financial, Inc. *	2,786	70,068
Firstsun Capital Bancorp *	5,528	218,245
Five Star Bancorp	9,216	365,138
Flagstar Bank NA	144,343	1,908,214
Flushing Financial Corp.	16,608	262,240
FNB Corp.	180,514	3,168,021
Franklin Financial Services Corp.	1,992	101,612
FS Bancorp, Inc.	3,171	133,119
Fulton Financial Corp.	89,085	1,839,605
FVCBankcorp, Inc.	8,954	135,564
GBank Financial Holdings, Inc. *(a)	5,604	182,298
German American Bancorp, Inc.	17,793	748,552
Glacier Bancorp, Inc.	64,647	3,276,310
Great Southern Bancorp, Inc.	4,013	246,318
Greene County Bancorp, Inc.	3,212	75,289
Hancock Whitney Corp.	41,248	2,837,862
Hanmi Financial Corp.	13,522	359,280
Hanover Bancorp, Inc.	2,522	58,258
SECURITY	NUMBER OF SHARES	VALUE ($)
Hawthorn Bancshares, Inc.	2,065	73,122
HBT Financial, Inc.	5,821	157,051
Heritage Commerce Corp.	26,186	333,348
Heritage Financial Corp.	14,372	370,941
Hilltop Holdings, Inc.	19,991	748,663
Hingham Institution For Savings	707	211,004
Home Bancorp, Inc.	3,387	202,170
Home BancShares, Inc.	88,010	2,543,489
HomeTrust Bancshares, Inc.	6,363	274,373
Hope Bancorp, Inc.	59,050	707,419
Horizon Bancorp, Inc.	53,053	934,794
Huntington Bancshares, Inc.	775,409	13,554,149
Independent Bank Corp.	24,428	1,973,294
Independent Bank Corp., MI	9,444	331,957
International Bancshares Corp.	25,869	1,801,517
Investar Holding Corp.	3,333	94,824
Isabella Bank Corp.	3,500	168,630
John Marshall Bancorp, Inc.	4,443	91,704
JPMorgan Chase & Co.	1,346,095	411,757,000
Kearny Financial Corp.	30,246	235,616
KeyCorp	456,245	9,818,392
Lakeland Financial Corp.	12,289	732,424
Landmark Bancorp, Inc.	2,287	61,726
LCNB Corp.	4,732	80,965
LINKBANCORP, Inc.	12,773	111,764
Live Oak Bancshares, Inc.	16,949	677,282
M&T Bank Corp.	75,644	16,760,441
Magyar Bancorp, Inc.	31,051	547,119
MainStreet Bancshares, Inc.	3,000	64,230
Mechanics Bancorp, Class A	27,221	408,043
Mercantile Bank Corp.	7,502	389,954
Meridian Corp.	3,846	72,805
Metrocity Bankshares, Inc.	7,678	216,289
Metropolitan Bank Holding Corp.	4,799	444,387
Mid Penn Bancorp, Inc.	7,934	261,743
Middlefield Banc Corp.	3,452	115,780
Midland States Bancorp, Inc.	8,785	200,737
MidWestOne Financial Group, Inc.	9,344	432,814
MVB Financial Corp.	4,605	130,045
National Bank Holdings Corp., Class A	16,969	681,814
National Bankshares, Inc.	12,506	455,343
NB Bancorp, Inc.	19,402	421,414
NBT Bancorp, Inc.	26,535	1,178,950
Nicolet Bankshares, Inc.	6,917	1,009,744
Northeast Bank	3,001	345,805
Northeast Community Bancorp, Inc.	5,675	133,930
Northfield Bancorp, Inc.	18,804	231,665
Northpointe Bancshares, Inc.	5,000	86,200
Northrim BanCorp, Inc.	10,384	244,647
Northwest Bancshares, Inc.	72,761	937,162
Norwood Financial Corp.	3,060	93,116
NSTS Bancorp, Inc. *	1,610	20,189
Oak Valley Bancorp	3,707	118,439
OceanFirst Financial Corp.	25,110	470,812
OFG Bancorp	23,182	934,235
Ohio Valley Banc Corp.	1,400	57,610
Old National Bancorp	174,176	4,255,120
Old Second Bancorp, Inc.	25,972	515,284
OP Bancorp	5,203	72,738
Orange County Bancorp, Inc.	3,324	102,446
Origin Bancorp, Inc.	14,052	601,847
Orrstown Financial Services, Inc.	8,410	302,928
Park National Corp.	7,007	1,141,721
Parke Bancorp, Inc.	4,518	123,387
Pathward Financial, Inc.	11,847	1,069,666
PCB Bancorp	4,081	91,578
Peapack-Gladstone Financial Corp.	6,657	211,160

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Peoples Bancorp of North Carolina, Inc.	1,896	69,450
Peoples Bancorp, Inc.	15,377	500,060
Peoples Financial Services Corp.	3,954	206,003
Pinnacle Financial Partners, Inc.	74,306	7,065,758
Pioneer Bancorp, Inc. *	2,717	38,446
Plumas Bancorp	2,267	113,599
PNC Financial Services Group, Inc.	193,644	43,240,705
Ponce Financial Group, Inc. *	10,983	184,295
Popular, Inc.	33,139	4,425,051
Preferred Bank	5,696	488,546
Primis Financial Corp.	10,278	138,547
Princeton Bancorp, Inc.	1,590	57,606
Prosperity Bancshares, Inc.	47,987	3,311,583
Provident Financial Holdings, Inc.	3,562	57,562
Provident Financial Services, Inc.	62,095	1,374,783
QCR Holdings, Inc.	8,130	733,814
RBB Bancorp	6,055	125,581
Red River Bancshares, Inc.	1,974	163,960
Regions Financial Corp.	431,820	12,306,870
Renasant Corp.	49,173	1,854,314
Republic Bancorp, Inc., Class A	4,781	347,148
Richmond Mutual BanCorp, Inc.	4,348	61,002
Riverview Bancorp, Inc.	6,215	32,132
S&T Bancorp, Inc.	19,181	817,878
SB Financial Group, Inc.	3,301	75,362
Seacoast Banking Corp. of Florida	59,866	2,001,919
ServisFirst Bancshares, Inc.	25,796	2,111,403
Shore Bancshares, Inc.	11,833	224,472
Sierra Bancorp	5,854	207,290
Simmons First National Corp., Class A	68,364	1,389,840
SmartFinancial, Inc.	6,197	247,384
Sound Financial Bancorp, Inc.	1,096	48,114
South Plains Financial, Inc.	5,663	235,921
Southern First Bancshares, Inc. *	2,967	163,007
Southern Missouri Bancorp, Inc.	4,045	253,096
Southside Bancshares, Inc.	12,464	401,216
Southstate Bank Corp.	49,698	5,085,596
SR Bancorp, Inc.	3,800	63,232
Stellar Bancorp, Inc.	23,106	858,157
Sterling Bancorp, Inc. *(b)	9,738	1,369
Stock Yards Bancorp, Inc.	13,389	906,301
Texas Capital Bancshares, Inc. *	23,189	2,346,031
TFS Financial Corp.	26,645	375,028
Third Coast Bancshares, Inc. *	6,287	255,001
Timberland Bancorp, Inc.	3,571	139,055
Tompkins Financial Corp.	5,291	423,915
Towne Bank	34,866	1,220,310
TriCo Bancshares	17,078	850,826
Triumph Financial, Inc. *	12,774	805,912
Truist Financial Corp.	632,699	32,533,383
TrustCo Bank Corp.	7,608	330,187
Trustmark Corp.	28,468	1,210,459
U.S. Bancorp	767,886	43,086,083
UMB Financial Corp.	35,284	4,486,008
Union Bankshares, Inc.	2,125	52,891
United Bancorp, Inc.	3,371	46,857
United Bankshares, Inc.	67,922	2,875,138
United Community Banks, Inc.	58,201	2,003,860
United Security Bancshares	6,461	69,391
Unity Bancorp, Inc.	2,383	128,587
Univest Financial Corp.	12,810	424,523
USCB Financial Holdings, Inc.	5,422	102,205
Valley National Bancorp	231,446	2,883,817
Virginia National Bankshares Corp.	2,256	92,316
WaFd, Inc.	37,211	1,213,823
Washington Trust Bancorp, Inc.	9,175	315,345
Webster Financial Corp.	79,314	5,216,482
SECURITY	NUMBER OF SHARES	VALUE ($)
Wells Fargo & Co.	1,552,238	140,462,017
WesBanco, Inc.	47,799	1,686,827
West BanCorp, Inc.	6,294	149,357
Westamerica BanCorp	11,179	565,434
Western Alliance Bancorp	51,051	4,551,197
Western New England Bancorp, Inc.	10,349	138,987
Wintrust Financial Corp.	32,927	4,856,403
WSFS Financial Corp.	28,426	1,840,015
Zions Bancorp NA	75,547	4,526,021
		1,273,057,986

Capital Goods 7.4%
3D Systems Corp. *	66,133	148,138
3M Co.	262,167	40,153,498
A.O. Smith Corp.	55,293	4,063,483
AAON, Inc.	32,610	2,969,467
AAR Corp. *	18,492	1,958,488
Acuity, Inc.	14,783	4,571,495
Advanced Drainage Systems, Inc.	35,373	5,378,111
AECOM	65,283	6,295,240
AeroVironment, Inc. *	15,899	4,426,123
AGCO Corp.	30,702	3,481,914
Air Lease Corp., Class A	50,788	3,282,428
AirJoule Technologies Corp. *	15,696	50,541
Alamo Group, Inc.	4,923	961,511
Albany International Corp., Class A	14,231	789,678
Allegion PLC	42,344	7,003,274
Alliance Laundry Holdings, Inc. *	22,665	500,443
Allient, Inc.	6,061	369,782
Allison Transmission Holdings, Inc.	40,814	4,436,482
Alpha Pro Tech Ltd. *	5,970	30,089
Alta Equipment Group, Inc.	10,115	68,377
Ameresco, Inc., Class A *	15,500	485,770
American Infrastructure Corp. *(a)(b)	6,920	42
American Superconductor Corp. *	22,971	687,292
American Woodmark Corp. *	7,275	432,062
AMETEK, Inc.	113,902	25,511,770
Amprius Technologies, Inc. *	64,868	806,958
API Group Corp. *	182,448	7,584,363
Apogee Enterprises, Inc.	9,815	364,431
Applied Industrial Technologies, Inc.	18,256	4,754,045
Archer Aviation, Inc., Class A *	313,682	2,255,374
Arcosa, Inc.	24,068	2,755,064
Argan, Inc.	7,128	2,474,200
Armstrong World Industries, Inc.	21,577	3,964,558
Array Technologies, Inc. *	85,978	973,701
Astec Industries, Inc.	9,833	479,064
Astronics Corp. *	17,079	1,293,734
ATI, Inc. *	66,612	8,013,424
Atkore, Inc.	16,714	1,160,787
Atmus Filtration Technologies, Inc.	39,240	2,274,743
Axon Enterprise, Inc. *	38,859	18,791,435
AZZ, Inc.	15,514	1,928,235
Babcock & Wilcox Enterprises, Inc. *	51,145	493,038
Beta Technologies, Inc., Class A *	19,245	413,767
Blink Charging Co. *(a)	89,323	63,419
Bloom Energy Corp., Class A *	107,328	16,246,239
Blue Bird Corp. *	15,059	757,618
BlueLinx Holdings, Inc. *	3,850	267,806
Boeing Co. *	387,133	90,480,725
Boise Cascade Co.	21,084	1,703,798
Bowman Consulting Group Ltd., Class A *	6,300	219,429
Broadwind, Inc. *	7,298	21,894
Builders FirstSource, Inc. *	55,278	6,323,803
BWX Technologies, Inc.	44,698	9,182,310
Byrna Technologies, Inc. *	8,100	111,051
Cadre Holdings, Inc.	13,121	524,971

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Carlisle Cos., Inc.	20,611	7,026,084
Carpenter Technology Corp.	24,797	7,881,231
Carrier Global Corp.	389,559	23,209,925
Caterpillar, Inc.	231,313	152,055,914
CEA Industries, Inc. *	34,988	174,590
CECO Environmental Corp. *	15,800	1,065,394
Centuri Holdings, Inc. *	43,392	1,197,619
ChargePoint Holdings, Inc. *(a)	14,308	85,705
Chart Industries, Inc. *	21,508	4,459,469
CNH Industrial NV	456,184	4,908,540
Columbus McKinnon Corp.	13,948	294,024
Comfort Systems USA, Inc.	17,401	19,873,682
Concrete Pumping Holdings, Inc. *	9,442	54,575
Construction Partners, Inc., Class A *	24,124	2,650,745
Core & Main, Inc., Class A *	94,148	5,023,737
CPI Aerostructures, Inc. *	9,173	35,775
Crane Co.	24,348	4,446,919
CSW Industrials, Inc.	8,427	2,275,121
Cummins, Inc.	68,265	39,513,147
Curtiss-Wright Corp.	18,075	11,869,672
Custom Truck One Source, Inc. *	24,214	153,032
Deere & Co.	124,359	65,661,552
Distribution Solutions Group, Inc. *	4,920	139,679
DNOW, Inc. *	92,601	1,406,609
Donaldson Co., Inc.	56,818	5,792,027
Douglas Dynamics, Inc.	10,577	398,541
Dover Corp.	67,379	13,576,195
Ducommun, Inc. *	6,692	758,538
DXP Enterprises, Inc. *	6,811	885,771
Dycom Industries, Inc. *	14,426	5,256,690
Eastern Co.	1,809	33,828
Eaton Corp. PLC	192,127	67,517,270
EMCOR Group, Inc.	22,135	15,953,359
Emerson Electric Co.	277,703	40,811,233
Energy Recovery, Inc. *	27,634	403,180
Energy Vault Holdings, Inc. *	62,860	295,442
Enerpac Tool Group Corp., Class A	25,676	1,036,283
EnerSys	18,665	3,363,246
Enovix Corp. *	93,280	617,514
Enpro, Inc.	10,347	2,470,657
Eos Energy Enterprises, Inc. *	141,752	2,075,249
Esab Corp.	28,509	3,452,440
ESCO Technologies, Inc.	12,466	2,844,367
Eve Holding, Inc. *	75,733	298,388
Everus Construction Group, Inc. *	24,427	2,161,545
EVI Industries, Inc.	2,765	71,061
Fastenal Co.	565,616	24,525,110
Federal Signal Corp.	29,964	3,238,809
Ferguson Enterprises, Inc.	96,800	24,438,128
Firefly Aerospace, Inc. *(a)	10,200	257,040
Flowserve Corp.	63,756	4,982,531
Fluence Energy, Inc. *	30,000	923,100
Fluor Corp. *	78,897	3,644,252
Fortive Corp.	159,444	8,420,238
Fortune Brands Innovations, Inc.	62,316	3,371,296
Franklin Electric Co., Inc.	18,479	1,840,878
FreightCar America, Inc. *	5,033	57,930
FTAI Aviation Ltd.	50,956	13,876,338
FuelCell Energy, Inc. *	30,899	253,063
Gates Industrial Corp. PLC *	127,819	2,942,393
GATX Corp.	17,864	3,249,640
GE Vernova, Inc.	134,636	97,795,551
Gencor Industries, Inc. *	3,418	49,014
Generac Holdings, Inc. *	29,320	4,926,933
General Dynamics Corp.	125,361	44,012,993
General Electric Co.	522,585	160,323,852
Gibraltar Industries, Inc. *	14,337	734,915
Global Industrial Co.	8,750	267,400
Gorman-Rupp Co.	9,748	531,169
SECURITY	NUMBER OF SHARES	VALUE ($)
Graco, Inc.	82,273	7,184,901
GrafTech International Ltd. *	8,800	132,968
Graham Corp. *	4,043	282,687
Granite Construction, Inc.	20,835	2,515,618
Great Lakes Dredge & Dock Corp. *	30,154	451,707
Greenbrier Cos., Inc.	15,526	782,821
Griffon Corp.	19,552	1,592,510
Hayward Holdings, Inc. *	97,611	1,575,442
HEICO Corp.	49,509	16,383,023
Helios Technologies, Inc.	16,121	1,044,318
Herc Holdings, Inc.	15,360	2,201,702
Hexcel Corp.	39,351	3,258,656
Hillenbrand, Inc.	34,666	1,106,192
Hillman Solutions Corp. *	92,449	866,247
Honeywell International, Inc.	314,043	71,451,063
Howmet Aerospace, Inc.	198,452	41,293,892
Hubbell, Inc., Class B	26,208	12,787,932
Hudson Technologies, Inc. *	17,443	125,066
Huntington Ingalls Industries, Inc.	19,547	8,219,709
Hyliion Holdings Corp. *	54,325	111,366
Hyster-Yale, Inc.	5,997	200,600
IDEX Corp.	36,940	7,334,437
IES Holdings, Inc. *	4,300	1,635,247
Illinois Tool Works, Inc.	130,179	34,010,566
Ingersoll Rand, Inc.	177,852	15,311,279
Innovative Solutions & Support, Inc. *	6,865	126,934
Insteel Industries, Inc.	8,973	297,365
Intuitive Machines, Inc., Class A *	62,223	1,181,615
ITT, Inc.	41,467	7,559,434
Janus International Group, Inc. *	71,323	489,276
JBT Marel Corp.	25,361	3,989,539
JELD-WEN Holding, Inc. *(c)	40,500	110,160
Johnson Controls International PLC	301,007	35,898,095
Kadant, Inc.	5,773	1,853,364
Karat Packaging, Inc.	3,014	73,753
Karman Holdings, Inc. *	37,613	3,904,229
Kennametal, Inc.	36,795	1,265,380
Kratos Defense & Security Solutions, Inc. *	83,956	8,648,308
L.B. Foster Co., Class A *	5,290	158,964
L3Harris Technologies, Inc.	92,681	31,775,681
Legence Corp., Class A *	17,406	816,515
Lennox International, Inc.	15,832	7,838,107
Leonardo DRS, Inc.	38,590	1,584,505
Limbach Holdings, Inc. *	6,744	579,849
Lincoln Electric Holdings, Inc.	26,902	7,138,446
Lindsay Corp.	5,079	636,246
Loar Holdings, Inc. *	17,275	1,184,719
Lockheed Martin Corp.	100,871	63,974,406
LSI Industries, Inc.	12,912	285,484
Luxfer Holdings PLC	12,212	184,890
Manitowoc Co., Inc. *	22,850	295,222
Masco Corp.	103,239	6,823,066
MasTec, Inc. *	30,482	7,330,311
Masterbrand, Inc. *	61,652	747,222
Matrix Service Co. *	10,847	155,329
Mayville Engineering Co., Inc. *	11,327	222,009
McGrath RentCorp	11,733	1,310,459
Mercury Systems, Inc. *	25,375	2,382,205
Microvast Holdings, Inc. *	110,747	290,157
Middleby Corp. *	22,655	3,334,136
Miller Industries, Inc.	5,104	209,111
Modine Manufacturing Co. *	26,577	4,907,709
Moog, Inc., Class A	13,959	4,262,381
MSC Industrial Direct Co., Inc., Class A	23,424	1,975,580
Mueller Industries, Inc.	54,186	7,376,882
Mueller Water Products, Inc., Class A	80,032	2,166,466
MYR Group, Inc. *	7,578	1,894,803

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
NANO Nuclear Energy, Inc. *(a)	22,025	647,425
National Presto Industries, Inc.	3,738	476,221
NeoVolta, Inc. *(a)	12,964	54,578
Nextpower, Inc., Class A *	73,746	8,634,919
NN, Inc. *	28,401	42,317
Nordson Corp.	25,970	7,129,544
Northrop Grumman Corp.	66,499	46,034,598
NPK International, Inc. *	41,111	567,743
NuScale Power Corp. *	75,909	1,326,889
nVent Electric PLC	78,724	8,837,556
NWPX Infrastructure, Inc. *	4,286	289,091
Ocean Power Technologies, Inc. *	50,000	24,985
Optex Systems Holdings, Inc. *	1,633	24,381
Orion Group Holdings, Inc. *	16,674	203,756
Oshkosh Corp.	30,889	4,442,456
Otis Worldwide Corp.	192,559	16,448,390
Owens Corning	41,962	5,028,726
PACCAR, Inc.	259,846	31,937,672
Palladyne AI Corp. *(a)	16,115	105,070
Park Aerospace Corp.	8,310	203,512
Parker-Hannifin Corp.	62,233	58,240,131
Park-Ohio Holdings Corp.	3,931	88,683
Pentair PLC	80,412	8,473,012
Perma-Pipe International Holdings, Inc. *	3,363	97,123
Plug Power, Inc. *	692,278	1,464,168
Powell Industries, Inc.	4,603	2,041,845
Power Solutions International, Inc. *	3,000	214,980
Preformed Line Products Co.	1,284	322,207
Primoris Services Corp.	26,940	3,993,855
Proto Labs, Inc. *	11,556	608,423
Quanex Building Products Corp.	29,879	559,335
Quanta Services, Inc.	73,532	34,900,493
QXO, Inc. *	241,326	5,352,611
RBC Bearings, Inc. *	15,602	7,795,851
Red Cat Holdings, Inc. *(a)	65,458	883,683
Redwire Corp. *(a)	37,798	444,126
Regal Rexnord Corp.	32,914	5,315,611
Resideo Technologies, Inc. *	70,118	2,402,243
REV Group, Inc.	23,688	1,513,663
Richtech Robotics, Inc., Class B *(a)	97,881	350,414
Rocket Lab Corp. *	232,098	18,584,087
Rockwell Automation, Inc.	55,496	23,399,888
RTX Corp.	662,658	133,147,872
Rush Enterprises, Inc., Class A	34,390	2,207,494
Satellogic, Inc., Class A *(a)	105,125	483,575
Sensata Technologies Holding PLC	71,760	2,482,178
SES AI Corp. *	162,323	329,516
Shoals Technologies Group, Inc., Class A *	94,261	889,824
Simpson Manufacturing Co., Inc.	20,839	3,683,918
SiteOne Landscape Supply, Inc. *	22,471	3,225,487
SKYX Platforms Corp. *	75,741	189,352
Snap-on, Inc.	25,471	9,325,188
Southland Holdings, Inc. *	4,155	7,728
SPX Technologies, Inc. *	24,562	5,118,966
StandardAero, Inc. *	95,467	2,948,976
Standex International Corp.	5,702	1,368,480
Stanley Black & Decker, Inc.	78,271	6,156,797
Stem, Inc. *	4,000	62,400
Sterling Infrastructure, Inc. *	14,936	5,345,744
Sunrun, Inc. *	112,000	2,128,000
Symbotic, Inc. *	27,761	1,509,366
T1 Energy, Inc. *	80,000	666,400
Taylor Devices, Inc. *	2,017	146,717
TechPrecision Corp. *	4,478	21,360
Tecnoglass, Inc.	13,125	641,944
Tecogen, Inc. *	12,000	44,880
Tennant Co.	8,760	666,548
SECURITY	NUMBER OF SHARES	VALUE ($)
Terex Corp.	33,672	1,919,304
Terrestrial Energy, Inc. *(a)	38,400	349,824
Textron, Inc.	89,099	7,846,058
Thermon Group Holdings, Inc. *	14,491	655,718
Timken Co.	30,576	2,849,377
Titan International, Inc. *	41,443	395,366
Titan Machinery, Inc. *	8,199	133,398
Toro Co.	48,190	4,409,385
Trane Technologies PLC	109,463	46,037,949
Transcat, Inc. *	4,012	241,964
TransDigm Group, Inc.	27,829	39,727,011
Trex Co., Inc. *	52,765	2,185,526
Trinity Industries, Inc.	38,655	1,110,945
Tutor Perini Corp.	21,007	1,657,242
Twin Disc, Inc.	5,599	96,247
UFP Industries, Inc.	28,160	2,908,365
Ultralife Corp. *	6,691	42,689
United Rentals, Inc.	31,428	24,578,582
V2X, Inc. *	9,769	672,400
Valmont Industries, Inc.	9,518	4,240,840
Vertiv Holdings Co., Class A	188,548	35,103,867
Vicor Corp. *	11,782	1,857,668
Virgin Galactic Holdings, Inc. *(a)	40,128	114,365
VirTra, Inc. *	3,586	16,818
Voyager Technologies, Inc., Class A *	6,200	189,286
VSE Corp.	11,084	2,422,630
Wabash National Corp.	19,725	199,814
Watsco, Inc.	17,399	6,723,844
Watts Water Technologies, Inc., Class A	13,474	4,032,903
WESCO International, Inc.	23,598	6,829,969
Westinghouse Air Brake Technologies Corp.	84,088	19,352,012
Willis Lease Finance Corp.	2,226	405,755
WillScot Holdings Corp.	96,037	1,923,621
Woodward, Inc.	29,518	9,382,001
Worthington Enterprises, Inc.	14,782	821,436
WW Grainger, Inc.	21,503	23,221,950
Xometry, Inc., Class A *	21,139	1,207,671
Xylem, Inc.	119,972	16,540,540
Zurn Elkay Water Solutions Corp.	72,736	3,353,857
		2,462,099,048

Commercial & Professional Services 1.2%
ABM Industries, Inc.	31,067	1,430,325
ACCO Brands Corp.	38,516	150,598
ACV Auctions, Inc., Class A *	100,000	781,000
Alight, Inc., Class A	343,674	525,821
Amentum Holdings, Inc. *	75,704	2,708,689
Asure Software, Inc. *	7,413	71,313
Automatic Data Processing, Inc.	199,514	49,244,046
Barrett Business Services, Inc.	12,336	468,768
BlackSky Technology, Inc. *	16,866	372,233
Booz Allen Hamilton Holding Corp., Class A	61,065	5,399,367
Brady Corp., Class A	21,188	1,832,126
Bridger Aerospace Group Holdings, Inc. *	12,500	36,000
BrightView Holdings, Inc. *	33,240	444,086
Brink's Co.	20,025	2,543,976
Broadridge Financial Solutions, Inc.	57,258	11,286,124
CACI International, Inc., Class A *	10,764	6,679,923
Casella Waste Systems, Inc., Class A *	30,614	3,088,340
CBIZ, Inc. *	23,132	910,244
Cimpress PLC *	8,208	649,171
Cintas Corp.	169,303	32,402,901

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Clarivate PLC *	271,043	718,264
Clean Harbors, Inc. *	24,772	6,438,491
Concentrix Corp.	22,073	824,427
Conduent, Inc. *	70,351	97,788
Copart, Inc. *	442,627	17,961,804
CoreCivic, Inc. *	52,808	978,532
CRA International, Inc.	3,254	614,811
CSG Systems International, Inc.	12,935	1,031,566
Dayforce, Inc. *	78,254	5,420,655
Deluxe Corp.	27,083	714,991
DLH Holdings Corp. *	3,968	22,657
Ennis, Inc.	10,401	202,716
Enviri Corp. *	39,233	742,288
Equifax, Inc.	60,286	12,141,600
ExlService Holdings, Inc. *	77,835	3,047,240
Exponent, Inc.	23,887	1,716,759
Falcon's Beyond Global, Inc., Class A *(a)	8,000	47,760
First Advantage Corp. *	41,008	553,608
Franklin Covey Co. *	5,263	107,207
FTI Consulting, Inc. *	15,242	2,662,320
Genpact Ltd.	81,432	3,591,151
GEO Group, Inc. *	65,932	1,053,593
Healthcare Services Group, Inc. *	33,424	629,040
HireQuest, Inc.	1,724	19,361
HNI Corp.	33,788	1,614,729
Huron Consulting Group, Inc. *	7,782	1,315,158
ICF International, Inc.	8,748	815,751
Innodata, Inc. *	15,604	865,086
Insperity, Inc.	21,215	906,517
Interface, Inc., Class A	28,517	897,430
Jacobs Solutions, Inc.	58,990	7,978,987
KBR, Inc.	63,193	2,705,292
Kelly Services, Inc., Class A	16,000	172,640
Kforce, Inc.	8,111	286,562
Korn Ferry	26,866	1,866,381
Legalzoom.com, Inc. *	58,398	519,158
Leidos Holdings, Inc.	62,876	11,838,293
Liquidity Services, Inc. *	10,485	335,520
ManpowerGroup, Inc.	27,696	1,006,196
Mastech Digital, Inc. *	3,073	21,327
Maximus, Inc.	28,019	2,646,114
MillerKnoll, Inc.	34,000	682,720
Mistras Group, Inc. *	7,028	99,376
Mobile Infrastructure Corp. *	22,500	71,775
Montrose Environmental Group, Inc. *	15,161	337,787
MSA Safety, Inc.	17,724	3,139,807
NL Industries, Inc.	5,834	35,471
OPENLANE, Inc. *	52,761	1,584,940
Parsons Corp. *	26,047	1,824,853
Paychex, Inc.	159,896	16,490,074
Paycom Software, Inc.	24,157	3,255,156
Paylocity Holding Corp. *	21,739	2,934,330
Perma-Fix Environmental Services, Inc. *	5,410	82,611
Pitney Bowes, Inc.	72,387	754,996
Planet Labs PBC *	123,221	3,076,828
Quad/Graphics, Inc.	10,911	66,775
RB Global, Inc.	90,556	10,284,445
RCM Technologies, Inc. *	3,160	65,760
Republic Services, Inc., Class A	100,223	21,556,965
Resolute Holdings Management, Inc. *	1,836	374,471
Resources Connection, Inc.	67,295	304,846
Robert Half, Inc.	55,490	1,920,509
Rollins, Inc.	143,981	9,119,757
SECURITY	NUMBER OF SHARES	VALUE ($)
Science Applications International Corp.	24,136	2,456,079
Spire Global, Inc., Class A *	13,858	158,674
SS&C Technologies Holdings, Inc.	104,658	8,570,444
TaskUS, Inc., Class A *	9,000	97,200
Team, Inc. *	2,284	32,958
Tetra Tech, Inc.	127,881	4,815,998
TIC Solutions, Inc. *	94,170	951,117
TransUnion	95,972	7,583,707
TriNet Group, Inc.	14,580	892,879
TrueBlue, Inc. *(c)	18,000	96,480
UL Solutions, Inc., Class A	37,587	2,639,735
UniFirst Corp.	7,337	1,577,455
Upwork, Inc. *	63,845	1,278,815
Veralto Corp.	121,369	12,013,104
Verisk Analytics, Inc., Class A	68,760	14,952,550
Verra Mobility Corp., Class A *	78,130	1,507,909
Vestis Corp.	59,168	386,367
Virco Mfg. Corp.	8,190	57,248
Waste Management, Inc.	183,511	40,783,485
Willdan Group, Inc. *	7,231	912,552
		397,983,829

Consumer Discretionary Distribution & Retail 5.5%
1stdibs.com, Inc. *	26,868	147,237
Abercrombie & Fitch Co., Class A *	24,062	2,349,173
Academy Sports & Outdoors, Inc.	33,263	1,829,798
Advance Auto Parts, Inc.	28,924	1,388,641
Amazon.com, Inc. *	4,810,596	1,151,175,623
American Eagle Outfitters, Inc.	78,036	1,819,019
America's Car-Mart, Inc. *	10,559	271,577
Arhaus, Inc. *	27,308	277,995
Arko Corp.	30,423	161,546
Asbury Automotive Group, Inc. *	10,044	2,355,418
AutoNation, Inc. *	13,438	2,754,521
AutoZone, Inc. *	8,241	30,527,054
Barnes & Noble Education, Inc. *	12,663	113,334
Bath & Body Works, Inc.	103,146	2,248,583
Bed Bath & Beyond, Inc. *	37,842	223,646
Best Buy Co., Inc.	97,264	6,331,886
Boot Barn Holdings, Inc. *	14,735	2,629,903
Buckle, Inc.	14,381	680,221
Build-A-Bear Workshop, Inc.	7,407	442,050
Burlington Stores, Inc. *	30,924	9,149,175
Caleres, Inc.	20,958	256,107
Camping World Holdings, Inc., Class A	28,282	373,040
CarMax, Inc. *	73,559	3,276,318
Carvana Co., Class A *	69,672	27,946,136
Chewy, Inc., Class A *	113,481	3,303,432
Citi Trends, Inc. *	3,328	143,603
Coupang, Inc., Class A *	664,302	13,392,328
Designer Brands, Inc., Class A	22,662	143,677
Dick's Sporting Goods, Inc.	32,242	6,512,884
Dillard's, Inc., Class A	1,484	901,619
eBay, Inc.	222,639	20,309,130
Envela Corp. *	4,047	55,201
Etsy, Inc. *	50,325	2,665,212
EVgo, Inc., Class A *	64,643	194,575
Five Below, Inc. *	27,331	5,237,713
Floor & Decor Holdings, Inc., Class A *	54,823	3,616,125
GameStop Corp., Class A *	206,989	4,942,897
Gap, Inc.	114,088	3,192,182
Genesco, Inc. *	5,301	153,358
Genuine Parts Co.	68,695	9,547,918
GigaCloud Technology, Inc., Class A *	13,833	552,352
Gold.com, Inc.	12,487	647,451

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Group 1 Automotive, Inc.	6,053	2,144,336
Groupon, Inc., Class A *	14,848	210,099
GrowGeneration Corp. *	28,000	36,680
Haverty Furniture Cos., Inc.	5,993	151,743
Home Depot, Inc.	492,043	184,314,387
J Jill, Inc.	6,517	101,730
Kohl's Corp.	55,000	960,850
Lands' End, Inc. *	8,000	142,080
Lithia Motors, Inc., Class A	12,009	3,884,191
LKQ Corp.	128,825	4,231,901
Lowe's Cos., Inc.	276,843	73,933,692
Macy's, Inc.	132,008	2,642,800
MarineMax, Inc. *	9,973	269,570
Monro, Inc.	14,000	262,080
Murphy USA, Inc.	8,321	3,515,706
National Vision Holdings, Inc. *	38,236	1,007,519
Ollie's Bargain Outlet Holdings, Inc. *	29,621	3,267,493
O'Reilly Automotive, Inc. *	416,108	40,949,188
Outdoor Holding Co. *	42,500	69,275
Pattern Group, Inc., Class A *	13,394	185,105
Penske Automotive Group, Inc.	9,206	1,443,409
Petco Health & Wellness Co., Inc., Class A *	38,893	104,622
PetMed Express, Inc. *(a)	10,000	31,900
Pool Corp.	16,090	4,088,308
RealReal, Inc. *	49,796	730,507
Revolve Group, Inc. *	23,599	652,512
RH *	7,607	1,512,500
Ross Stores, Inc.	160,775	30,330,204
Sally Beauty Holdings, Inc. *	52,790	803,464
Savers Value Village, Inc. *	22,816	236,374
Shoe Carnival, Inc.	19,071	363,493
Signet Jewelers Ltd.	20,487	1,890,335
Sleep Number Corp. *	11,000	128,040
Sonic Automotive, Inc., Class A	6,954	416,962
Stitch Fix, Inc., Class A *	56,716	272,237
ThredUp, Inc., Class A *	49,831	253,141
TJX Cos., Inc.	549,515	82,322,842
Tractor Supply Co.	261,609	13,310,666
Ulta Beauty, Inc. *	22,151	14,339,671
Upbound Group, Inc.	25,070	473,823
Urban Outfitters, Inc. *	25,860	1,832,181
Valvoline, Inc. *	60,919	1,993,270
Victoria's Secret & Co. *	41,399	2,256,660
Warby Parker, Inc., Class A *	53,810	1,372,693
Wayfair, Inc., Class A *	52,443	5,427,326
Weyco Group, Inc.	3,125	98,813
Williams-Sonoma, Inc.	60,235	12,327,093
Winmark Corp.	1,442	649,895
Zumiez, Inc. *	6,961	171,310
		1,826,354,334

Consumer Durables & Apparel 0.7%
Acushnet Holdings Corp.	13,529	1,311,501
Bassett Furniture Industries, Inc.	4,101	64,796
Beazer Homes USA, Inc. *	12,137	261,795
Brunswick Corp.	33,157	2,659,854
Callaway Golf Co. *	68,746	986,505
Capri Holdings Ltd. *	59,911	1,352,191
Carter's, Inc.	19,464	673,649
Cavco Industries, Inc. *	3,805	1,872,136
Century Communities, Inc.	12,966	816,599
Champion Homes, Inc. *	27,776	2,177,083
Clarus Corp.	14,055	53,831
Columbia Sportswear Co.	15,317	846,724
Cricut, Inc., Class A	25,000	111,750
Crocs, Inc. *	26,742	2,244,189
Crown Crafts, Inc.	5,621	16,582
SECURITY	NUMBER OF SHARES	VALUE ($)
Culp, Inc. *	2,586	9,103
Deckers Outdoor Corp. *	71,427	8,524,098
DR Horton, Inc.	134,906	20,079,409
Dream Finders Homes, Inc., Class A *	16,669	306,543
Escalade, Inc.	3,803	55,296
Ethan Allen Interiors, Inc.	10,573	242,439
Figs, Inc., Class A *	74,500	805,345
Flexsteel Industries, Inc.	2,656	106,320
Fossil Group, Inc. *	25,000	86,750
Garmin Ltd.	80,712	16,274,768
G-III Apparel Group Ltd.	17,626	517,323
GoPro, Inc., Class A *	64,829	75,202
Green Brick Partners, Inc. *	14,150	981,868
Hamilton Beach Brands Holding Co., Class A	3,706	70,747
Hasbro, Inc.	66,232	5,915,180
Helen of Troy Ltd. *	11,000	182,160
Hovnanian Enterprises, Inc., Class A *	2,031	228,792
Installed Building Products, Inc.	11,091	3,195,761
JAKKS Pacific, Inc.	5,309	96,995
Johnson Outdoors, Inc., Class A	2,681	121,691
KB Home	32,712	1,882,248
Kontoor Brands, Inc.	25,379	1,515,888
Lakeland Industries, Inc. (a)	3,608	33,987
Latham Group, Inc. *	20,641	129,832
La-Z-Boy, Inc.	19,021	692,555
Legacy Housing Corp. *	4,652	96,529
Leggett & Platt, Inc.	65,000	758,550
Lennar Corp., Class A	110,494	12,082,519
Levi Strauss & Co., Class A	49,226	978,613
LGI Homes, Inc. *	9,867	494,435
Lovesac Co. *	17,811	237,242
Lululemon Athletica, Inc. *	53,153	9,275,198
M/I Homes, Inc. *	12,695	1,697,321
Malibu Boats, Inc., Class A *	8,904	289,380
Marine Products Corp.	5,165	49,894
MasterCraft Boat Holdings, Inc. *	7,841	168,817
Mattel, Inc. *	152,567	3,187,125
Meritage Homes Corp.	34,368	2,388,920
Mohawk Industries, Inc. *	26,405	3,125,824
Movado Group, Inc.	6,936	158,141
Newell Brands, Inc.	203,000	862,750
NIKE, Inc., Class B	585,494	36,189,384
NVR, Inc. *	1,390	10,613,665
Oxford Industries, Inc. (c)	7,014	258,466
Peloton Interactive, Inc., Class A *	213,712	1,194,650
Polaris, Inc.	26,806	1,711,295
PulteGroup, Inc.	96,329	12,049,795
PVH Corp.	24,228	1,510,858
Ralph Lauren Corp., Class A	18,920	6,686,517
Rocky Brands, Inc.	2,880	92,707
Smith & Wesson Brands, Inc.	20,549	224,395
Smith Douglas Homes Corp. *	4,614	83,237
Somnigroup International, Inc.	103,883	9,126,122
Sonos, Inc. *	60,399	866,726
Steven Madden Ltd.	36,680	1,609,518
Sturm Ruger & Co., Inc.	7,968	292,346
Superior Group of Cos., Inc.	5,398	53,764
Tapestry, Inc.	101,275	12,852,810
Taylor Morrison Home Corp., Class A *	48,752	2,971,434
Toll Brothers, Inc.	47,011	6,792,619
TopBuild Corp. *	13,690	6,407,604
Tri Pointe Homes, Inc. *	43,323	1,444,822
Under Armour, Inc., Class A *	150,000	925,500
VF Corp.	161,817	3,169,995
Whirlpool Corp.	27,336	2,186,607

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Wolverine World Wide, Inc.	46,544	824,760
YETI Holdings, Inc. *	40,285	1,841,427
		235,411,766

Consumer Services 2.0%
Accel Entertainment, Inc., Class A *	29,774	336,744
ADT, Inc.	244,990	1,959,920
Adtalem Global Education, Inc. *	18,961	1,963,412
Airbnb, Inc., Class A *	209,914	27,156,574
American Public Education, Inc. *	8,505	355,339
Aramark	130,908	5,038,649
Bally's Corp. *	3,500	53,480
Biglari Holdings, Inc., Class B *	514	192,765
BJ's Restaurants, Inc. *	10,196	426,397
Black Rock Coffee Bar, Inc., Class A *	12,729	189,789
Bloomin' Brands, Inc.	63,313	379,878
Booking Holdings, Inc.	15,995	80,004,431
Boyd Gaming Corp.	29,340	2,480,404
Bright Horizons Family Solutions, Inc. *	27,445	2,542,230
Brinker International, Inc. *	22,173	3,497,126
Caesars Entertainment, Inc. *	100,088	2,071,822
Canterbury Park Holding Corp.	1,452	22,506
Carnival Corp. *	533,011	16,000,990
Carriage Services, Inc., Class A	9,313	399,621
Cava Group, Inc. *	50,911	3,086,225
Cheesecake Factory, Inc.	22,932	1,329,139
Chegg, Inc. *	60,000	46,140
Chipotle Mexican Grill, Inc., Class A *	652,031	25,344,445
Choice Hotels International, Inc.	10,433	1,072,512
Churchill Downs, Inc.	32,413	3,188,143
Coursera, Inc. *	71,705	434,532
Cracker Barrel Old Country Store, Inc. (a)	11,000	331,320
Darden Restaurants, Inc.	57,230	11,408,801
Dave & Buster's Entertainment, Inc. *	14,984	281,250
Dine Brands Global, Inc.	7,136	245,407
Domino's Pizza, Inc.	15,385	6,312,927
DoorDash, Inc., Class A *	184,626	37,778,172
DraftKings, Inc., Class A *	243,456	6,697,475
Driven Brands Holdings, Inc. *	31,309	486,855
Duolingo, Inc. *	19,567	2,623,152
Dutch Bros, Inc., Class A *	64,385	3,501,900
El Pollo Loco Holdings, Inc. *	9,086	92,041
European Wax Center, Inc., Class A *	22,075	86,755
Expedia Group, Inc.	57,448	15,214,528
First Watch Restaurant Group, Inc. *	25,923	414,509
Flutter Entertainment PLC *	86,623	14,305,788
Frontdoor, Inc. *	35,506	2,098,760
Global Business Travel Group I *	59,046	404,465
Golden Entertainment, Inc.	9,398	252,994
Graham Holdings Co., Class B	1,760	2,053,269
Grand Canyon Education, Inc. *	13,551	2,355,706
H&R Block, Inc.	64,065	2,527,364
Hilton Grand Vacations, Inc. *	29,359	1,324,384
Hilton Worldwide Holdings, Inc.	114,475	34,171,932
Hyatt Hotels Corp., Class A	20,348	3,181,817
Inspired Entertainment, Inc. *	10,938	97,676
Jack in the Box, Inc.	17,238	361,481
Krispy Kreme, Inc.	48,000	151,200
Kura Sushi USA, Inc., Class A *	2,756	184,128
Las Vegas Sands Corp.	150,936	7,958,855
Laureate Education, Inc. *	68,588	2,352,568
Liberty Live Holdings, Inc., Class C *	35,493	2,931,012
Life Time Group Holdings, Inc. *	73,247	2,136,615
Lincoln Educational Services Corp. *	14,839	395,608
Lindblad Expeditions Holdings, Inc. *	24,542	409,115
SECURITY	NUMBER OF SHARES	VALUE ($)
Lucky Strike Entertainment Corp., Class A (a)	14,987	121,395
Marriott International, Inc., Class A	109,695	34,586,833
Marriott Vacations Worldwide Corp.	15,572	845,715
Matthews International Corp., Class A	14,759	388,014
McDonald's Corp.	352,197	110,942,055
McGraw Hill, Inc. *	12,000	177,000
MGM Resorts International *	100,818	3,381,436
Mister Car Wash, Inc. *	47,073	261,255
Monarch Casino & Resort, Inc.	5,776	528,677
Nathan's Famous, Inc.	1,235	124,883
Navan, Inc., Class A *	22,922	263,145
Nerdy, Inc. *	39,000	38,220
Norwegian Cruise Line Holdings Ltd. *	222,254	4,880,698
OneSpaWorld Holdings Ltd.	50,012	982,736
Papa John's International, Inc.	16,061	564,865
Penn Entertainment, Inc. *	65,304	838,503
Perdoceo Education Corp.	29,123	932,810
Planet Fitness, Inc., Class A *	40,412	3,679,108
Portillo's, Inc., Class A *	68,816	388,810
Pursuit Attractions & Hospitality, Inc. *	9,565	332,192
Rave Restaurant Group, Inc. *	10,012	33,440
RCI Hospitality Holdings, Inc.	3,668	88,179
Red Rock Resorts, Inc., Class A	23,238	1,467,015
Royal Caribbean Cruises Ltd.	124,893	40,546,512
Rush Street Interactive, Inc. *	48,975	865,388
Sabre Corp. *	189,849	246,804
Serve Robotics, Inc. *(a)	26,785	279,368
Service Corp. International	70,012	5,631,065
Shake Shack, Inc., Class A *	21,242	1,881,404
Sharplink Gaming, Inc. *	99,379	882,486
Six Flags Entertainment Corp. *	50,000	900,500
Starbucks Corp.	560,722	51,558,388
Strategic Education, Inc.	12,183	1,035,799
Stride, Inc. *	22,905	1,937,763
Sweetgreen, Inc., Class A *	51,000	313,140
Target Hospitality Corp. *	21,320	146,895
Texas Roadhouse, Inc., Class A	32,726	5,886,098
Travel & Leisure Co.	31,866	2,215,962
Udemy, Inc. *	45,337	218,071
United Parks & Resorts, Inc. *	14,466	544,645
Universal Technical Institute, Inc. *	24,431	679,915
Vail Resorts, Inc.	18,470	2,457,803
Venu Holding Corp. *	16,934	92,968
Wendy's Co.	78,650	612,684
Wingstop, Inc.	13,959	3,705,137
WW International, Inc. *	4,893	99,083
Wyndham Hotels & Resorts, Inc.	36,751	2,675,105
Wynn Resorts Ltd.	41,964	4,509,032
Xponential Fitness, Inc., Class A *	19,583	155,489
Yum! Brands, Inc.	136,714	21,259,027
		661,886,557

Consumer Staples Distribution & Retail 1.8%
Albertsons Cos., Inc., Class A	194,525	3,238,841
Andersons, Inc.	16,777	1,040,006
BJ's Wholesale Club Holdings, Inc. *	65,543	6,058,795
Casey's General Stores, Inc.	18,334	11,119,571
Chefs' Warehouse, Inc. *	18,284	1,150,064
Costco Wholesale Corp.	219,339	206,233,495
Dollar General Corp.	108,113	15,506,648
Dollar Tree, Inc. *	93,344	10,976,321
Grocery Outlet Holding Corp. *	49,000	466,970
Ingles Markets, Inc., Class A	7,246	542,436
Kroger Co.	301,346	18,939,596

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Maplebear, Inc. *	91,919	3,415,710
Natural Grocers by Vitamin Cottage, Inc.	4,452	121,629
Performance Food Group Co. *	77,948	7,440,137
PriceSmart, Inc.	12,274	1,745,485
Sprouts Farmers Market, Inc. *	47,419	3,362,481
Sysco Corp.	236,270	19,811,239
Target Corp.	223,779	23,601,971
U.S. Foods Holding Corp. *	110,584	9,247,034
United Natural Foods, Inc. *	29,992	1,116,602
Village Super Market, Inc., Class A	6,411	228,616
Walmart, Inc.	2,166,355	258,099,535
Weis Markets, Inc.	4,525	321,954
		603,785,136

Energy 3.3%
Aemetis, Inc. *	26,000	39,780
Amplify Energy Corp. *	16,372	82,187
Antero Midstream Corp.	168,828	3,177,343
Antero Resources Corp. *	142,291	5,175,124
APA Corp.	178,413	4,711,887
Archrock, Inc.	87,999	2,603,890
Atlas Energy Solutions, Inc., Class A	33,548	391,505
Baker Hughes Co., Class A	486,345	27,254,774
BKV Corp. *	11,264	335,104
Bristow Group, Inc. *	13,008	571,832
Cactus, Inc., Class A	33,094	1,860,876
California Resources Corp.	39,352	2,105,332
Calumet, Inc. *	34,512	773,414
Centrus Energy Corp., Class A *	8,511	2,368,441
Cheniere Energy, Inc.	106,232	22,470,193
Chevron Corp.	935,829	165,548,150
Chord Energy Corp.	27,856	2,792,285
Clean Energy Fuels Corp. *	64,632	142,190
CNX Resources Corp. *	66,461	2,578,687
Comstock Resources, Inc. *	38,020	925,787
Comstock, Inc. *	56,249	165,935
ConocoPhillips	609,779	63,557,265
Core Laboratories, Inc.	22,510	439,845
Core Natural Resources, Inc.	25,610	2,442,682
Coterra Energy, Inc.	378,178	10,910,435
Crescent Energy Co., Class A	131,425	1,284,022
CVR Energy, Inc. *	13,209	300,373
Delek U.S. Holdings, Inc.	28,941	854,049
Devon Energy Corp.	308,879	12,420,025
Diamondback Energy, Inc.	91,864	15,061,103
DMC Global, Inc. *	8,283	71,234
Dorian LPG Ltd.	17,028	502,837
DT Midstream, Inc.	50,554	6,370,815
Energy Services of America Corp.	8,556	77,090
EOG Resources, Inc.	267,250	29,966,742
Epsilon Energy Ltd.	5,425	27,071
EQT Corp.	306,316	17,683,623
Evolution Petroleum Corp.	15,426	60,778
Excelerate Energy, Inc., Class A	11,119	415,295
Expand Energy Corp.	116,924	13,143,427
Expro Group Holdings NV *	50,353	806,152
Exxon Mobil Corp.	2,085,059	294,827,343
Flowco Holdings, Inc., Class A	10,000	209,000
Forum Energy Technologies, Inc. *	4,222	191,003
FutureFuel Corp.	92,103	303,019
Geospace Technologies Corp. *	10,335	159,779
Gevo, Inc. *	99,561	195,140
Granite Ridge Resources, Inc.	22,980	115,360
Green Plains, Inc. *	46,716	535,365
Gulfport Energy Corp. *	8,296	1,693,794
Halliburton Co.	416,015	13,944,823
Helix Energy Solutions Group, Inc. *	70,570	560,326
SECURITY	NUMBER OF SHARES	VALUE ($)
Helmerich & Payne, Inc.	52,583	1,781,512
HF Sinclair Corp.	75,977	3,950,044
Infinity Natural Resources, Inc., Class A *	6,300	100,044
Innovex International, Inc. *	17,876	444,219
International Seaways, Inc.	19,219	1,146,413
Kinder Morgan, Inc.	964,751	29,415,258
Kinetik Holdings, Inc., Class A (a)	26,026	1,064,724
Kodiak Gas Services, Inc.	40,578	1,704,682
Kosmos Energy Ltd. *	355,000	560,900
Liberty Energy, Inc., Class A	84,978	2,094,708
Lightbridge Corp. *	21,562	331,731
Magnolia Oil & Gas Corp., Class A	90,844	2,317,430
Mammoth Energy Services, Inc. *	10,739	25,129
Marathon Petroleum Corp.	148,592	26,180,424
Matador Resources Co.	57,502	2,601,390
Murphy Oil Corp.	64,275	1,934,035
Nabors Industries Ltd. *	7,500	501,300
NACCO Industries, Inc., Class A	1,966	96,786
Natural Gas Services Group, Inc.	4,213	145,938
New Fortress Energy, Inc. *	54,415	72,372
NextDecade Corp. *	65,662	347,352
Noble Corp. PLC	62,160	2,214,139
Northern Oil & Gas, Inc.	53,419	1,335,475
NOV, Inc.	180,928	3,320,029
Occidental Petroleum Corp.	353,918	16,064,338
Oceaneering International, Inc. *	48,506	1,460,031
Oil States International, Inc. *	29,052	246,070
ONEOK, Inc.	311,307	24,652,401
Ovintiv, Inc.	126,751	5,509,866
Par Pacific Holdings, Inc. *	24,479	923,837
Patterson-UTI Energy, Inc.	161,752	1,217,993
PBF Energy, Inc., Class A	41,255	1,380,392
Peabody Energy Corp.	61,456	2,166,939
Permian Resources Corp., Class A	336,470	5,427,261
Phillips 66	199,026	28,572,173
Prairie Operating Co. *(a)	25,000	45,750
PrimeEnergy Resources Corp. *	362	66,279
ProFrac Holding Corp., Class A *	11,000	57,310
ProPetro Holding Corp. *	39,887	458,302
Range Resources Corp.	114,590	4,337,231
Ranger Energy Services, Inc., Class A	5,075	78,256
REX American Resources Corp. *	14,502	490,313
Riley Exploration Permian, Inc.	5,555	155,818
Ring Energy, Inc. *	96,457	114,784
RPC, Inc.	36,343	241,681
Sable Offshore Corp. *(a)	74,144	717,714
SandRidge Energy, Inc.	12,685	201,057
SEACOR Marine Holdings, Inc. *	10,252	68,483
Seadrill Ltd. *	33,562	1,291,466
Select Water Solutions, Inc.	48,335	584,370
SLB Ltd.	738,674	35,737,048
SM Energy Co.	120,061	2,337,588
Smart Sand, Inc.	17,439	81,091
Solaris Energy Infrastructure, Inc.	24,618	1,358,667
Summit Midstream Corp. *	4,783	137,320
Talos Energy, Inc. *	63,295	754,476
Targa Resources Corp.	106,085	21,320,963
TechnipFMC PLC	201,234	11,212,758
TETRA Technologies, Inc. *	64,233	732,256
Texas Pacific Land Corp.	28,476	9,919,899
Tidewater, Inc. *	22,190	1,386,653
Transocean Ltd. *	483,483	2,402,911
Uranium Energy Corp. *	239,322	4,125,911
Ur-Energy, Inc. *	175,000	308,000
VAALCO Energy, Inc.	43,433	223,246
Valaris Ltd. *	31,641	1,826,635
Valero Energy Corp.	150,744	27,349,484
Venture Global, Inc., Class A (a)	246,566	2,416,347

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Viper Energy, Inc., Class A	81,065	3,432,292
Vitesse Energy, Inc.	13,373	280,298
W&T Offshore, Inc.	50,000	108,500
Weatherford International PLC	35,131	3,305,124
Williams Cos., Inc.	604,249	40,641,788
World Kinect Corp.	27,459	738,922
		1,087,558,857

Equity Real Estate Investment Trusts (REITs) 2.0%
Acadia Realty Trust	65,151	1,303,672
Agree Realty Corp.	56,772	4,100,642
Alexander & Baldwin, Inc.	35,571	737,743
Alexander's, Inc.	964	236,084
Alexandria Real Estate Equities, Inc.	78,722	4,301,370
Alpine Income Property Trust, Inc.	4,623	81,457
American Assets Trust, Inc.	21,772	393,202
American Healthcare REIT, Inc.	90,287	4,235,363
American Homes 4 Rent, Class A	159,781	5,004,341
American Tower Corp.	230,485	41,321,351
Americold Realty Trust, Inc.	125,000	1,551,250
Apartment Investment & Management Co., Class A	63,000	370,440
Apple Hospitality REIT, Inc.	105,963	1,233,409
Armada Hoffler Properties, Inc.	38,123	265,717
AvalonBay Communities, Inc.	70,271	12,485,049
Bluerock Homes Trust, Inc.	1,536	13,363
Braemar Hotels & Resorts, Inc.	24,766	66,125
Brandywine Realty Trust	35,000	99,050
Brixmor Property Group, Inc.	153,398	4,109,532
Broadstone Net Lease, Inc.	95,652	1,770,519
BRT Apartments Corp.	5,530	81,236
BXP, Inc.	72,570	4,693,102
Camden Property Trust	51,989	5,669,400
CareTrust REIT, Inc.	109,992	4,107,101
CBL & Associates Properties, Inc.	10,626	380,411
Centerspace	8,509	546,873
Clipper Realty, Inc.	5,283	18,438
Community Healthcare Trust, Inc.	24,827	429,011
COPT Defense Properties	55,553	1,711,588
Cousins Properties, Inc.	87,444	2,207,087
Crown Castle, Inc.	216,298	18,776,829
CTO Realty Growth, Inc.	15,942	283,289
CubeSmart	112,166	4,209,590
Curbline Properties Corp.	50,358	1,221,181
DiamondRock Hospitality Co.	99,179	910,463
Digital Realty Trust, Inc.	159,772	26,514,163
Diversified Healthcare Trust	100,000	581,000
Douglas Emmett, Inc.	82,507	871,274
Easterly Government Properties, Inc.	23,370	546,624
EastGroup Properties, Inc.	26,809	4,869,587
Empire State Realty Trust, Inc., Class A	40,000	265,200
EPR Properties	36,814	1,996,791
Equinix, Inc.	48,556	39,861,077
Equity LifeStyle Properties, Inc.	96,449	6,092,683
Equity Residential	172,873	10,773,445
Essential Properties Realty Trust, Inc.	97,090	2,947,652
Essex Property Trust, Inc.	31,516	7,937,935
Extra Space Storage, Inc.	104,687	14,443,665
Farmland Partners, Inc.	21,207	246,213
Federal Realty Investment Trust	38,667	3,911,554
First Industrial Realty Trust, Inc.	66,527	3,860,562
Four Corners Property Trust, Inc.	55,097	1,358,141
Franklin Street Properties Corp.	38,431	32,282
FrontView REIT, Inc.	17,000	278,970
Gaming & Leisure Properties, Inc.	142,098	6,358,885
Getty Realty Corp.	31,634	944,591
Gladstone Commercial Corp.	22,360	260,494
SECURITY	NUMBER OF SHARES	VALUE ($)
Gladstone Land Corp.	32,591	363,390
Global Medical REIT, Inc.	7,219	249,344
Global Net Lease, Inc.	94,810	896,903
Healthcare Realty Trust, Inc., Class A	178,920	3,004,067
Healthpeak Properties, Inc.	348,469	6,007,606
Highwoods Properties, Inc.	58,956	1,524,013
Host Hotels & Resorts, Inc.	313,660	5,812,120
Hudson Pacific Properties, Inc. *	40,266	347,093
Independence Realty Trust, Inc.	116,856	1,951,495
Industrial Logistics Properties Trust	24,875	132,584
Innovative Industrial Properties, Inc.	13,677	660,873
InvenTrust Properties Corp.	38,416	1,129,046
Invitation Homes, Inc.	281,596	7,527,061
Iron Mountain, Inc.	145,919	13,443,517
JBG SMITH Properties	42,784	720,483
Kilroy Realty Corp.	53,304	1,837,922
Kimco Realty Corp.	335,056	7,062,980
Kite Realty Group Trust	105,603	2,480,614
Lamar Advertising Co., Class A	43,450	5,575,069
Lineage, Inc.	29,567	1,055,838
LTC Properties, Inc.	22,499	820,539
LXP Industrial Trust	29,929	1,482,982
Macerich Co.	124,219	2,351,466
Medical Properties Trust, Inc. (a)	242,764	1,218,675
Mid-America Apartment Communities, Inc.	58,061	7,797,592
Millrose Properties, Inc., Class A	78,013	2,324,787
Modiv Industrial, Inc.	8,196	125,563
National Health Investors, Inc.	22,914	1,881,698
National Storage Affiliates Trust	35,438	1,127,283
NET Lease Office Properties	6,279	122,503
NETSTREIT Corp.	44,339	835,347
NexPoint Diversified Real Estate Trust	60,840	291,424
NexPoint Residential Trust, Inc.	15,154	457,954
NNN REIT, Inc.	93,810	3,909,063
Omega Healthcare Investors, Inc.	146,537	6,430,044
One Liberty Properties, Inc.	6,163	132,813
Orion Properties, Inc.	25,500	56,865
Outfront Media, Inc.	74,427	1,810,065
Park Hotels & Resorts, Inc.	80,000	874,400
Peakstone Realty Trust	19,131	298,826
Pebblebrook Hotel Trust	40,000	456,800
Phillips Edison & Co., Inc.	61,483	2,227,529
Piedmont Realty Trust, Inc., Class A	59,125	497,833
Postal Realty Trust, Inc., Class A	13,537	246,780
PotlatchDeltic Corp.	35,748	1,491,764
Prologis, Inc.	458,210	59,823,898
Public Storage	77,854	21,502,496
Rayonier, Inc.	77,172	1,754,891
Realty Income Corp.	452,297	27,662,485
Regency Centers Corp.	82,437	6,007,184
Rexford Industrial Realty, Inc.	113,692	4,607,937
RLJ Lodging Trust	50,000	371,500
Ryman Hospitality Properties, Inc.	32,200	3,049,340
Sabra Health Care REIT, Inc.	124,814	2,337,766
Safehold, Inc.	12,000	169,320
Saul Centers, Inc.	5,768	183,019
SBA Communications Corp., Class A	52,365	9,640,920
Service Properties Trust (c)	79,200	157,608
Sila Realty Trust, Inc.	26,410	643,083
Simon Property Group, Inc.	161,335	30,864,999
SITE Centers Corp.	22,400	137,088
SL Green Realty Corp.	40,067	1,794,200
Smartstop Self Storage REIT, Inc.	33,603	1,056,478
STAG Industrial, Inc.	93,709	3,515,025
Summit Hotel Properties, Inc.	47,221	208,717
Sun Communities, Inc.	57,919	7,380,618
Sunstone Hotel Investors, Inc.	91,945	806,358

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Tanger, Inc.	55,925	1,829,866
Terreno Realty Corp.	50,238	3,091,647
UDR, Inc.	150,466	5,589,812
UMH Properties, Inc.	39,350	615,040
Universal Health Realty Income Trust	7,432	295,273
Urban Edge Properties	61,172	1,188,572
Ventas, Inc.	231,925	18,013,615
Veris Residential, Inc.	37,721	572,982
VICI Properties, Inc., Class A	525,218	14,748,121
Vornado Realty Trust	79,652	2,539,306
Welltower, Inc.	338,081	63,680,937
Weyerhaeuser Co.	358,589	9,244,424
Whitestone REIT	20,066	285,740
WP Carey, Inc.	107,678	7,510,540
Xenia Hotels & Resorts, Inc.	45,844	676,199
		678,487,683

Financial Services 7.6%
Acacia Research Corp. *	29,703	118,218
Acadian Asset Management, Inc.	14,000	775,880
ACRES Commercial Realty Corp. *	3,144	60,208
Adamas Trust, Inc.	40,532	324,256
Affiliated Managers Group, Inc.	13,909	4,354,769
Affirm Holdings, Inc. *	142,916	8,617,835
AGNC Investment Corp.	531,280	6,056,592
Alerus Financial Corp.	11,281	277,738
Ally Financial, Inc.	139,106	5,881,402
ALT5 Sigma Corp. *	54,000	113,400
AlTi Global, Inc. *	8,982	42,126
American Express Co.	265,463	93,488,105
Ameriprise Financial, Inc.	46,056	24,280,263
Angel Oak Mortgage REIT, Inc.	9,942	89,180
Annaly Capital Management, Inc.	338,509	7,789,092
Apollo Commercial Real Estate Finance, Inc.	61,373	663,442
Apollo Global Management, Inc.	230,275	30,981,198
Arbor Realty Trust, Inc. (a)	115,959	892,884
Ares Commercial Real Estate Corp.	52,011	270,977
ARES Management Corp., Class A	101,207	15,147,652
ARMOUR Residential REIT, Inc.	54,206	943,184
Artisan Partners Asset Management, Inc., Class A	36,794	1,638,069
Atlanticus Holdings Corp. *	2,144	110,695
Bakkt, Inc. *(a)	4,920	65,879
Bank of New York Mellon Corp.	345,129	41,387,870
Berkshire Hathaway, Inc., Class B *	907,147	435,911,348
Better Home & Finance Holding Co. *(a)	3,600	109,116
BGC Group, Inc., Class A	172,212	1,568,851
Blackrock, Inc.	71,439	79,935,955
Blackstone Mortgage Trust, Inc., Class A	78,316	1,507,583
Blackstone, Inc.	364,643	51,932,456
Block, Inc. *	270,497	16,346,134
Blue Owl Capital, Inc., Class A	315,180	4,299,055
Bread Financial Holdings, Inc.	22,422	1,626,492
BrightSpire Capital, Inc., Class A	69,114	413,302
Cannae Holdings, Inc.	25,712	370,510
Cantaloupe, Inc. *	26,721	286,984
Capital One Financial Corp.	314,636	68,883,259
Carlyle Group, Inc.	127,835	7,514,141
Cass Information Systems, Inc.	5,702	256,362
Cboe Global Markets, Inc.	51,943	13,768,012
Charles Schwab Corp. (d)	821,007	85,319,047
Chicago Atlantic Real Estate Finance, Inc.	9,254	114,750
Chime Financial, Inc., Class A *	17,000	432,140
SECURITY	NUMBER OF SHARES	VALUE ($)
Chimera Investment Corp.	38,000	469,300
Claros Mortgage Trust, Inc. *	61,707	169,077
CME Group, Inc.	178,123	51,488,234
Cohen & Steers, Inc.	14,837	953,426
Coinbase Global, Inc., Class A *	112,712	21,949,535
Consumer Portfolio Services, Inc. *	5,099	44,004
Corebridge Financial, Inc.	134,404	4,143,675
Corpay, Inc. *	34,361	10,811,001
Credit Acceptance Corp. *	3,048	1,518,635
Dave, Inc. *	5,360	877,378
DeFi Development Corp. *(a)	20,914	108,125
Diamond Hill Investment Group, Inc.	1,364	233,721
DigitalBridge Group, Inc.	87,169	1,341,531
Donnelley Financial Solutions, Inc. *	12,417	642,580
Dynex Capital, Inc.	73,877	1,025,413
Ellington Financial, Inc.	59,396	763,239
Enact Holdings, Inc.	14,940	594,164
Encore Capital Group, Inc. *	12,749	703,745
Enova International, Inc. *	12,373	2,043,648
Equitable Holdings, Inc.	141,248	6,553,907
Essent Group Ltd.	47,237	2,972,152
Euronet Worldwide, Inc. *	22,044	1,597,308
Evercore, Inc., Class A	19,039	6,725,907
EVERTEC, Inc.	29,799	894,268
EZCORP, Inc., Class A *	25,151	539,489
FactSet Research Systems, Inc.	18,625	4,737,455
Federal Agricultural Mortgage Corp., Class C	4,622	782,505
Federated Hermes, Inc.	35,278	1,879,612
Fidelity National Information Services, Inc.	257,411	14,221,958
Figure Technology Solutions, Inc., Class A *(a)	16,939	963,490
Finance of America Cos., Inc., Class A *	5,723	133,289
FirstCash Holdings, Inc.	18,911	3,224,325
Fiserv, Inc. *	266,154	16,961,994
Flywire Corp. *	50,041	630,517
Forge Global Holdings, Inc. *	6,731	300,876
Franklin BSP Realty Trust, Inc.	44,583	457,422
Franklin Resources, Inc.	155,419	4,137,254
Galaxy Digital, Inc., Class A *	93,627	2,645,899
GCM Grosvenor, Inc., Class A	25,770	291,716
Gemini Space Station, Inc., Class A *(a)	16,673	139,053
Global Payments, Inc.	117,427	8,424,213
Goldman Sachs Group, Inc.	148,483	138,892,483
Granite Point Mortgage Trust, Inc.	23,221	49,461
Great Elm Group, Inc. *	9,772	21,010
Green Dot Corp., Class A *	26,000	316,680
HA Sustainable Infrastructure Capital, Inc.	62,554	2,152,483
Hamilton Lane, Inc., Class A	20,717	2,926,069
Houlihan Lokey, Inc., Class A	27,113	4,563,660
Innventure, Inc. *(a)	15,812	52,021
Interactive Brokers Group, Inc., Class A	220,347	16,499,583
Intercontinental Exchange, Inc.	282,200	49,040,716
International Money Express, Inc. *	18,445	285,160
Invesco Ltd.	220,773	6,024,895
Invesco Mortgage Capital, Inc.	28,900	248,251
Jack Henry & Associates, Inc.	35,841	6,423,066
Jackson Financial, Inc., Class A	33,011	3,925,668
Janus Henderson Group PLC	59,917	2,883,805
Jefferies Financial Group, Inc.	81,424	4,981,520
Jefferson Capital, Inc.	5,000	106,850
KKR & Co., Inc.	339,376	38,777,102
KKR Real Estate Finance Trust, Inc.	43,949	363,898

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Ladder Capital Corp., Class A	54,768	600,805
Lazard, Inc.	55,551	2,984,200
LendingClub Corp. *	60,370	1,020,857
LendingTree, Inc. *	6,556	371,463
loanDepot, Inc., Class A *	108,318	236,133
LPL Financial Holdings, Inc.	39,500	14,397,750
Lument Finance Trust, Inc.	24,035	32,207
Manhattan Bridge Capital, Inc.	7,727	34,694
MarketAxess Holdings, Inc.	19,133	3,237,878
Marqeta, Inc., Class A *	195,000	805,350
Mastercard, Inc., Class A	405,535	218,498,203
Medallion Financial Corp.	6,557	67,472
Merchants Bancorp	12,767	529,320
MFA Financial, Inc.	50,500	486,820
MGIC Investment Corp.	111,505	3,001,715
Miami International Holdings, Inc. *	10,727	447,638
Moelis & Co., Class A	36,239	2,597,249
Moody's Corp.	75,810	39,084,604
Morgan Stanley	597,208	109,169,622
Morningstar, Inc.	11,843	2,393,352
MSCI, Inc., Class A	37,163	22,640,443
Nasdaq, Inc.	222,506	21,558,606
Navient Corp.	37,356	366,462
NCR Atleos Corp. *	35,791	1,335,004
Nelnet, Inc., Class A	6,753	890,721
NerdWallet, Inc., Class A *	22,319	269,167
NewtekOne, Inc.	11,192	150,980
Nexpoint Real Estate Finance, Inc.	5,703	84,233
NMI Holdings, Inc., Class A *	38,589	1,494,166
Northern Trust Corp.	93,253	13,934,796
OneMain Holdings, Inc.	59,322	3,887,964
Onity Group, Inc. *	3,090	139,730
Open Lending Corp., Class A *	30,000	53,700
Oportun Financial Corp. *	16,000	86,720
Oppenheimer Holdings, Inc., Class A	3,500	294,105
OppFi, Inc.	17,756	169,037
Orchid Island Capital, Inc.	99,840	778,752
P10, Inc., Class A	37,410	403,280
Paymentus Holdings, Inc., Class A *	25,595	684,154
Payoneer Global, Inc. *	141,097	901,610
PayPal Holdings, Inc.	462,694	24,379,347
Paysign, Inc. *	26,608	110,955
PennyMac Financial Services, Inc.	13,935	1,392,385
PennyMac Mortgage Investment Trust	41,298	488,555
Perella Weinberg Partners, Class A	32,601	727,328
Piper Sandler Cos.	8,403	2,910,379
PJT Partners, Inc., Class A	11,852	2,050,752
PRA Group, Inc. *	21,991	281,265
Priority Technology Holdings, Inc. *	9,469	55,962
PROG Holdings, Inc.	19,924	646,335
Radian Group, Inc.	68,498	2,253,584
Raymond James Financial, Inc.	87,026	14,434,132
Ready Capital Corp. (a)	178,490	380,184
Redwood Trust, Inc.	69,393	380,274
Regional Management Corp.	3,411	126,378
Remitly Global, Inc. *	82,935	1,096,401
Repay Holdings Corp., Class A *	35,500	123,895
Rithm Capital Corp.	282,146	3,086,677
Rithm Property Trust, Inc.	3,602	59,325
Robinhood Markets, Inc., Class A *	389,960	38,793,221
Rocket Cos., Inc., Class A	478,623	8,581,710
S&P Global, Inc.	153,237	80,876,956
Security National Financial Corp., Class A *	7,773	68,558
SEI Investments Co.	45,864	4,029,152
Seven Hills Realty Trust	56,691	488,676
Sezzle, Inc. *(a)	7,900	499,596
Shift4 Payments, Inc., Class A *(a)	33,081	1,953,102
SECURITY	NUMBER OF SHARES	VALUE ($)
Silvercrest Asset Management Group, Inc., Class A	3,213	47,360
SLM Corp.	101,185	2,747,173
SoFi Technologies, Inc. *	628,969	14,346,783
Starwood Property Trust, Inc.	177,584	3,184,081
State Street Corp.	137,980	18,056,063
StepStone Group, Inc., Class A	36,109	2,552,545
Stifel Financial Corp.	50,771	6,260,064
StoneX Group, Inc. *	22,698	2,548,077
Strive, Inc., Class A *(a)	451,543	370,762
Sunrise Realty Trust, Inc.	2,814	26,452
SWK Holdings Corp.	1,451	25,392
Synchrony Financial	177,784	12,912,452
T. Rowe Price Group, Inc.	108,439	11,459,833
Toast, Inc., Class A *	232,867	7,244,492
TPG Mortgage Investment Trust, Inc.	14,032	120,675
TPG RE Finance Trust, Inc.	31,952	288,527
TPG, Inc.	64,329	3,789,621
Tradeweb Markets, Inc., Class A	58,318	6,010,836
Two Harbors Investment Corp.	51,925	595,580
Upstart Holdings, Inc. *	44,032	1,728,256
UWM Holdings Corp.	130,059	638,590
Velocity Financial, Inc. *	5,032	102,099
Victory Capital Holdings, Inc., Class A	23,325	1,645,112
Virtu Financial, Inc., Class A	38,843	1,612,373
Virtus Investment Partners, Inc.	2,856	466,242
Visa, Inc., Class A	834,600	268,599,318
Voya Financial, Inc.	46,953	3,599,417
Walker & Dunlop, Inc.	16,462	1,035,295
Waterstone Financial, Inc.	8,861	162,068
Western Union Co.	160,667	1,505,450
WEX, Inc. *	16,578	2,551,354
WisdomTree, Inc.	59,234	959,591
World Acceptance Corp. *	1,349	163,566
		2,510,347,377

Food, Beverage & Tobacco 2.0%
Alico, Inc.	2,213	91,419
Altria Group, Inc.	829,783	51,438,248
Archer-Daniels-Midland Co.	238,078	16,025,030
B&G Foods, Inc.	71,044	310,462
Beyond Meat, Inc. *(a)	224,000	170,957
Boston Beer Co., Inc., Class A *	3,638	777,150
BRC, Inc., Class A *	48,000	39,701
Brown-Forman Corp., Class B	113,189	3,097,983
Bunge Global SA	65,982	7,514,030
Calavo Growers, Inc.	7,291	185,483
Cal-Maine Foods, Inc.	21,931	1,831,896
Campbell's Co.	96,046	2,687,367
Celsius Holdings, Inc. *	78,075	4,097,376
Coca-Cola Co.	1,914,075	143,191,951
Coca-Cola Consolidated, Inc.	28,386	4,316,375
Conagra Brands, Inc.	248,076	4,591,887
Constellation Brands, Inc., Class A	70,053	10,977,305
Darling Ingredients, Inc. *	80,396	3,670,881
Flowers Foods, Inc.	113,373	1,295,853
Fresh Del Monte Produce, Inc.	17,575	697,025
Freshpet, Inc. *	25,753	1,794,984
General Mills, Inc.	262,364	12,136,959
Hain Celestial Group, Inc. *(c)	73,232	88,611
Hershey Co.	72,811	14,179,942
Hormel Foods Corp.	142,595	3,509,263
Ingredion, Inc.	31,040	3,665,824
J&J Snack Foods Corp.	7,548	717,060
J.M. Smucker Co.	53,739	5,635,072
John B Sanfilippo & Son, Inc.	3,955	319,960
Keurig Dr. Pepper, Inc.	671,266	18,419,539
Kraft Heinz Co.	423,948	10,064,526

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Lamb Weston Holdings, Inc.	68,753	3,157,825
Lifeway Foods, Inc. *	2,366	52,123
Limoneira Co.	7,226	104,054
Mama's Creations, Inc. *	16,154	243,925
Marzetti Co.	10,487	1,799,255
McCormick & Co., Inc. - Non Voting Shares	126,383	7,814,261
MGP Ingredients, Inc.	10,000	249,100
Mission Produce, Inc. *	18,304	246,372
Molson Coors Beverage Co., Class B	85,641	4,114,194
Mondelez International, Inc., Class A	636,205	37,198,906
Monster Beverage Corp. *	353,214	28,525,563
National Beverage Corp. *	13,198	449,788
PepsiCo, Inc.	673,889	103,529,567
Philip Morris International, Inc.	769,511	138,081,054
Pilgrim's Pride Corp.	19,693	854,085
Post Holdings, Inc. *	23,145	2,367,965
Primo Brands Corp.	130,021	2,462,598
Seaboard Corp.	139	706,437
Seneca Foods Corp., Class A *	2,612	311,690
Simply Good Foods Co. *	46,953	881,308
SunOpta, Inc. *	43,000	196,940
Tootsie Roll Industries, Inc.	9,873	373,989
TreeHouse Foods, Inc. *	21,000	517,440
Turning Point Brands, Inc.	9,848	1,193,085
Tyson Foods, Inc., Class A	139,962	9,143,717
Universal Corp.	12,751	721,579
Utz Brands, Inc.	39,000	411,060
Vita Coco Co., Inc. *	22,425	1,196,374
Vital Farms, Inc. *	18,421	524,077
Zevia PBC, Class A *	20,011	37,020
		675,005,470

Health Care Equipment & Services 3.6%
Abbott Laboratories	859,211	93,911,762
Acadia Healthcare Co., Inc. *	45,600	612,864
Accendra Health, Inc. *(c)	30,000	66,300
Accuray, Inc. *	138,517	111,825
Acme United Corp.	1,454	60,763
AdaptHealth Corp., Class A *	56,230	565,112
Addus HomeCare Corp. *	8,798	910,417
agilon health, Inc. *	292,441	243,369
Align Technology, Inc. *	33,631	5,482,862
Alignment Healthcare, Inc. *	71,414	1,608,957
Alphatec Holdings, Inc. *	58,192	862,987
AMN Healthcare Services, Inc. *	27,105	577,337
AngioDynamics, Inc. *	16,851	174,576
Anteris Technologies Global Corp. *	17,000	101,490
Ardent Health, Inc. *	12,542	102,468
Artivion, Inc. *	21,300	868,401
Astrana Health, Inc. *	20,000	454,800
AtriCure, Inc. *	27,251	1,006,379
Avanos Medical, Inc. *	34,573	460,512
Aveanna Healthcare Holdings, Inc. *	42,117	353,783
Axogen, Inc. *	23,319	812,667
Baxter International, Inc.	255,321	5,124,292
Becton Dickinson & Co.	141,417	28,775,531
Beta Bionics, Inc. *	20,552	284,234
Billiontoone, Inc., Class A *(a)	2,925	241,342
Bioventus, Inc., Class A *	20,832	165,198
Boston Scientific Corp. *	733,194	68,575,635
BrightSpring Health Services, Inc. *	54,933	2,157,219
Brookdale Senior Living, Inc. *	121,029	1,815,435
Butterfly Network, Inc. *	129,773	513,901
Cardinal Health, Inc.	116,856	25,110,017
Castle Biosciences, Inc. *	13,247	521,799
Cencora, Inc.	95,774	34,403,936
Centene Corp. *	231,378	10,023,295
SECURITY	NUMBER OF SHARES	VALUE ($)
Ceribell, Inc. *	12,963	267,167
Certara, Inc. *	70,000	615,300
Cerus Corp. *	134,641	313,714
Chemed Corp.	7,182	3,067,719
Cigna Group	131,695	36,098,916
Claritev Corp. *	4,000	108,640
ClearPoint Neuro, Inc. *	13,369	172,861
Clover Health Investments Corp., Class A *	212,274	475,494
Community Health Systems, Inc. *	50,191	161,113
Concentra Group Holdings Parent, Inc.	61,313	1,359,922
CONMED Corp.	19,629	753,557
Cooper Cos., Inc. *	97,989	7,974,345
CorVel Corp. *	16,296	1,134,690
Cross Country Healthcare, Inc. *	14,884	138,719
CVRx, Inc. *	5,810	39,799
CVS Health Corp.	625,494	46,611,813
DaVita, Inc. *	18,514	2,024,321
Definitive Healthcare Corp. *	24,978	57,949
Delcath Systems, Inc. *	12,977	128,602
Dentsply Sirona, Inc.	98,000	1,222,060
Dexcom, Inc. *	193,608	14,141,128
DocGo, Inc. *	45,000	34,497
Doximity, Inc., Class A *	69,829	2,616,493
Edwards Lifesciences Corp. *	286,679	23,324,203
Electromed, Inc. *	3,594	107,353
Elevance Health, Inc.	109,604	37,894,487
Embecta Corp.	41,316	438,363
Encompass Health Corp.	49,869	4,714,117
Enhabit, Inc. *	23,015	244,649
Enovis Corp. *	35,941	792,140
Ensign Group, Inc.	28,358	4,867,934
Envista Holdings Corp. *	78,739	1,848,004
Evolent Health, Inc., Class A *	56,000	179,760
FONAR Corp. *	3,312	61,736
Fulgent Genetics, Inc. *	9,036	236,743
GE HealthCare Technologies, Inc.	224,952	17,764,460
GeneDx Holdings Corp. *	10,756	1,035,373
Glaukos Corp. *	28,066	3,350,519
Globus Medical, Inc., Class A *	55,733	5,053,868
GoodRx Holdings, Inc., Class A *	46,400	105,328
Guardant Health, Inc. *	64,453	7,350,220
Guardian Pharmacy Services, Inc., Class A *	11,616	350,803
Haemonetics Corp. *	22,782	1,518,648
HCA Healthcare, Inc.	78,658	38,406,342
Health Catalyst, Inc. *	26,200	56,330
HealthEquity, Inc. *	43,582	3,733,670
HealthStream, Inc.	11,829	263,668
HeartFlow, Inc. *	9,700	289,739
Henry Schein, Inc. *	49,045	3,701,917
Hims & Hers Health, Inc. *	104,605	2,833,749
Hinge Health, Inc., Class A *	9,035	315,322
Hologic, Inc. *	110,377	8,270,549
Humana, Inc.	59,586	11,631,187
ICU Medical, Inc. *	12,135	1,819,036
IDEXX Laboratories, Inc. *	39,458	26,455,011
InfuSystem Holdings, Inc. *	10,655	88,010
Inogen, Inc. *	16,555	97,675
Inspire Medical Systems, Inc. *	13,056	989,384
Insulet Corp. *	34,984	8,949,257
Integer Holdings Corp. *	17,370	1,508,758
Integra LifeSciences Holdings Corp. *	31,364	349,395
Intuitive Surgical, Inc. *	174,871	88,173,456
iRadimed Corp.	4,278	418,731
IRhythm Holdings, Inc. *	15,645	2,417,309
Joint Corp. *	31,143	304,579
Kestra Medical Technologies Ltd. *	6,000	148,020

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Kewaunee Scientific Corp. *	1,200	47,448
KORU Medical Systems, Inc. *	12,813	69,062
Labcorp Holdings, Inc.	40,896	11,104,082
Lantheus Holdings, Inc. *	33,429	2,237,069
LeMaitre Vascular, Inc.	9,838	835,935
LENSAR, Inc. *	4,846	61,690
LifeMD, Inc. *	20,209	65,477
LifeStance Health Group, Inc. *	88,312	624,366
LivaNova PLC *	26,525	1,742,958
Masimo Corp. *	22,928	3,148,702
McKesson Corp.	61,033	50,731,240
Medline, Inc., Class A *	108,887	4,812,805
Medtronic PLC	633,206	65,194,890
Merit Medical Systems, Inc. *	29,482	2,390,695
Milestone Scientific, Inc. *	34,400	9,666
Molina Healthcare, Inc. *	25,897	4,650,842
National HealthCare Corp.	6,222	890,430
National Research Corp.	9,615	195,569
Neogen Corp. *	107,300	1,096,606
NeoGenomics, Inc. *	62,000	747,720
NeuroPace, Inc. *	13,356	202,076
Novocure Ltd. *	60,677	752,395
Nutex Health, Inc. *	1,600	238,064
Omada Health, Inc. *	6,858	102,527
OmniAb, Inc., Class A *(b)	2,395	0
OmniAb, Inc., Class B *(b)	2,395	0
Omnicell, Inc. *	21,903	1,062,295
Oncology Institute, Inc. *	40,000	108,400
OPKO Health, Inc. *	277,893	350,145
OptimizeRx Corp. *	8,000	86,080
Option Care Health, Inc. *	77,815	2,645,710
OraSure Technologies, Inc. *	35,000	97,650
Orchestra BioMed Holdings, Inc. *	40,496	141,331
Orthofix Medical, Inc. *	22,050	291,722
OrthoPediatrics Corp. *	8,300	144,918
Owlet, Inc. *	14,935	180,265
PACS Group, Inc. *	22,000	742,720
Pediatrix Medical Group, Inc. *	44,894	959,834
Pennant Group, Inc. *	17,830	492,465
Penumbra, Inc. *	19,242	6,891,907
Phreesia, Inc. *	28,000	376,040
Privia Health Group, Inc. *	58,873	1,367,031
PROCEPT BioRobotics Corp. *	26,802	776,186
Pro-Dex, Inc. *	1,916	75,165
Progyny, Inc. *	39,195	935,585
Pulse Biosciences, Inc. *(a)	9,273	128,246
Quest Diagnostics, Inc.	54,629	10,217,262
QuidelOrtho Corp. *	38,421	1,043,899
RadNet, Inc. *	33,538	2,351,014
ResMed, Inc.	71,799	18,546,400
RxSight, Inc. *	17,500	152,075
Sanara Medtech, Inc. *	1,654	36,388
SANUWAVE Health, Inc. *(a)	5,591	150,733
Schrodinger, Inc. *	27,000	377,190
Select Medical Holdings Corp.	53,777	809,344
Senseonics Holdings, Inc. *	15,765	115,557
SI-BONE, Inc. *	19,218	318,634
Simulations Plus, Inc. *	7,000	118,230
Solventum Corp. *	72,955	5,615,346
Sonida Senior Living, Inc. *	3,855	122,782
STAAR Surgical Co. *	24,350	461,433
Stereotaxis, Inc. *	42,696	93,504
STERIS PLC	48,689	12,785,731
Strata Critical Medical, Inc. *	26,008	126,919
Stryker Corp.	169,583	62,671,093
Surgery Partners, Inc. *	37,410	555,913
Tactile Systems Technology, Inc. *	11,000	317,460
Talkspace, Inc. *	88,164	356,183
Tandem Diabetes Care, Inc. *	32,500	646,425
SECURITY	NUMBER OF SHARES	VALUE ($)
Teladoc Health, Inc. *	105,641	575,743
Teleflex, Inc.	22,826	2,382,350
Tenet Healthcare Corp. *	43,242	8,184,846
TransMedics Group, Inc. *	17,649	2,364,525
TruBridge, Inc. *	6,539	126,530
U.S. Physical Therapy, Inc.	7,360	617,283
UFP Technologies, Inc. *	3,930	986,980
UnitedHealth Group, Inc.	447,940	128,527,424
Universal Health Services, Inc., Class B	27,134	5,460,989
Utah Medical Products, Inc.	2,665	162,725
Varex Imaging Corp. *	30,155	420,361
Veeva Systems, Inc., Class A *	74,700	15,232,824
Viemed Healthcare, Inc. *	16,000	122,720
Vivani Medical, Inc. *	30,016	41,722
Waystar Holding Corp. *	55,337	1,469,751
Zimmer Biomet Holdings, Inc.	99,939	8,701,689
		1,182,214,072

Household & Personal Products 0.9%
Beauty Health Co. *	59,555	89,333
BellRing Brands, Inc. *	61,798	1,536,916
Central Garden & Pet Co., Class A *	29,542	906,053
Church & Dwight Co., Inc.	119,081	11,461,546
Clorox Co.	61,714	6,960,722
Colgate-Palmolive Co.	397,464	35,887,025
Coty, Inc., Class A *	225,000	713,250
Edgewell Personal Care Co.	23,000	447,580
elf Beauty, Inc. *	30,715	2,610,468
Energizer Holdings, Inc.	31,376	684,938
Estee Lauder Cos., Inc., Class A	121,401	13,995,107
Herbalife Ltd. *	54,075	932,253
Honest Co., Inc. *	49,277	121,714
Interparfums, Inc.	10,379	1,012,679
Kenvue, Inc.	946,942	16,476,791
Kimberly-Clark Corp.	163,666	16,364,963
Lifevantage Corp. (a)	7,299	38,685
Medifast, Inc. *(c)	8,935	102,216
Natural Health Trends Corp.	6,750	25,718
Nature's Sunshine Products, Inc. *	8,762	220,978
Nu Skin Enterprises, Inc., Class A (c)	23,590	250,290
Oil-Dri Corp. of America	4,984	301,781
Olaplex Holdings, Inc. *	49,924	78,880
Procter & Gamble Co.	1,155,285	175,337,604
Reynolds Consumer Products, Inc.	26,473	613,379
Spectrum Brands Holdings, Inc.	12,510	797,012
United-Guardian, Inc.	3,342	24,096
WD-40 Co.	6,485	1,499,527
		289,491,504

Insurance 1.8%
Abacus Global Management, Inc.	12,400	92,380
Aflac, Inc.	233,126	25,865,330
Allstate Corp.	129,235	25,716,473
American Coastal Insurance Corp., Class C	16,093	177,828
American Financial Group, Inc.	34,132	4,446,376
American International Group, Inc.	266,764	19,975,288
AMERISAFE, Inc.	9,109	342,589
Aon PLC, Class A	106,690	37,303,092
Arch Capital Group Ltd. *	177,864	17,082,059
Arthur J Gallagher & Co.	126,727	31,601,912
Assurant, Inc.	24,413	5,813,468
Assured Guaranty Ltd.	20,670	1,753,849
Axis Capital Holdings Ltd.	37,763	3,896,386
Baldwin Insurance Group, Inc., Class A *	35,057	768,449

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Bowhead Specialty Holdings, Inc. *	9,325	229,022
Brighthouse Financial, Inc. *	27,922	1,788,683
Brown & Brown, Inc.	144,792	10,439,503
Chubb Ltd.	180,920	56,005,595
Cincinnati Financial Corp.	76,679	12,336,884
Citizens, Inc. *(a)	24,606	136,563
CNA Financial Corp.	11,874	568,290
CNO Financial Group, Inc.	47,869	2,012,891
Crawford & Co., Class A	10,215	110,833
Donegal Group, Inc., Class A	6,507	121,486
eHealth, Inc. *	13,577	38,423
Employers Holdings, Inc.	11,659	508,566
Erie Indemnity Co., Class A	12,798	3,621,962
Everest Group Ltd.	21,103	6,991,002
F&G Annuities & Life, Inc.	18,659	550,254
Fidelity National Financial, Inc.	126,898	6,901,982
First American Financial Corp.	49,299	3,114,711
Genworth Financial, Inc., Class A *	204,348	1,704,262
Globe Life, Inc.	38,845	5,446,846
Goosehead Insurance, Inc., Class A *	12,865	795,572
Greenlight Capital Re Ltd., Class A *	9,834	136,398
Hagerty, Inc., Class A *	15,234	192,101
Hanover Insurance Group, Inc.	17,134	2,983,715
Hartford Insurance Group, Inc.	137,659	18,592,224
HCI Group, Inc.	5,357	849,995
Heritage Insurance Holdings, Inc. *	10,125	263,959
Hippo Holdings, Inc. *	9,999	297,970
Horace Mann Educators Corp.	19,846	889,299
Investors Title Co.	697	180,816
James River Group Holdings, Inc.	17,990	120,713
Kemper Corp.	30,177	1,189,276
Kingstone Cos., Inc.	5,000	77,250
Kingsway Financial Services, Inc. *	5,983	80,292
Kinsale Capital Group, Inc.	10,806	4,277,879
Lemonade, Inc. *	30,870	2,677,355
Lincoln National Corp.	84,437	3,513,424
Loews Corp.	83,115	8,774,451
Markel Group, Inc. *	6,199	12,649,927
Marsh & McLennan Cos., Inc.	242,099	45,560,611
MBIA, Inc. *	22,069	141,242
Mercury General Corp.	13,587	1,190,085
MetLife, Inc.	274,157	21,625,504
Neptune Insurance Holdings, Inc., Class A *(a)	12,429	316,939
NI Holdings, Inc. *	3,782	51,511
Octave Specialty Group, Inc. *	26,370	149,518
Old Republic International Corp.	113,761	4,456,018
Oscar Health, Inc., Class A *	109,331	1,568,900
Palomar Holdings, Inc. *	12,717	1,571,694
Primerica, Inc.	15,834	4,164,975
Principal Financial Group, Inc.	99,379	9,413,179
ProAssurance Corp. *	24,020	581,764
Progressive Corp.	289,910	60,301,280
Prudential Financial, Inc.	173,139	19,237,474
Reinsurance Group of America, Inc.	32,789	6,647,970
RenaissanceRe Holdings Ltd.	22,672	6,386,702
RLI Corp.	46,078	2,692,337
Root, Inc., Class A *	6,804	422,732
Ryan Specialty Holdings, Inc., Class A	57,503	2,776,245
Safety Insurance Group, Inc.	7,104	559,085
Selective Insurance Group, Inc.	30,746	2,585,124
Selectquote, Inc. *	82,616	117,315
SiriusPoint Ltd. *	51,279	1,046,604
Skyward Specialty Insurance Group, Inc. *	18,704	834,572
Slide Insurance Holdings, Inc. *	13,264	228,539
Stewart Information Services Corp.	13,159	887,311
Tiptree, Inc.	9,652	172,578
SECURITY	NUMBER OF SHARES	VALUE ($)
Travelers Cos., Inc.	110,478	31,432,096
Trupanion, Inc. *	16,359	523,324
TWFG, Inc. *	5,800	144,942
United Fire Group, Inc.	9,091	326,731
Universal Insurance Holdings, Inc.	10,346	315,036
Unum Group	75,069	5,702,992
W.R. Berkley Corp.	147,314	10,102,794
White Mountains Insurance Group Ltd.	1,229	2,513,219
Willis Towers Watson PLC	47,407	15,050,300
		607,805,095

Materials 2.2%
AdvanSix, Inc.	21,240	336,442
Air Products & Chemicals, Inc.	109,743	29,904,967
Albemarle Corp.	57,991	9,895,004
Alcoa Corp.	129,006	7,328,831
Alpha Metallurgical Resources, Inc. *	5,295	1,110,891
Alto Ingredients, Inc. *	33,727	84,318
Amcor PLC	225,699	9,987,181
American Battery Technology Co. *	83,995	339,340
Amrize Ltd. *	253,868	13,358,534
AptarGroup, Inc.	31,707	3,961,790
Arq, Inc. *	12,500	44,500
Ascent Industries Co. *	4,646	75,312
Ashland, Inc.	24,079	1,472,672
ASP Isotopes, Inc. *	50,711	321,508
Aspen Aerogels, Inc. *	34,000	114,580
Avery Dennison Corp.	38,418	7,126,923
Avient Corp.	47,722	1,725,150
Axalta Coating Systems Ltd. *	103,891	3,488,660
Balchem Corp.	15,726	2,676,093
Ball Corp.	131,253	7,464,358
Cabot Corp.	28,037	2,023,991
Celanese Corp., Class A	52,246	2,321,812
Century Aluminum Co. *	28,243	1,280,255
CF Industries Holdings, Inc.	76,101	7,094,896
Chemours Co.	74,926	1,123,141
Clearwater Paper Corp. *	7,639	128,488
Cleveland-Cliffs, Inc. *	286,365	3,940,382
Coeur Mining, Inc. *	313,983	6,417,813
Commercial Metals Co.	53,599	4,120,155
Compass Minerals International, Inc. *	18,363	458,708
Contango ORE, Inc. *	6,450	182,858
Core Molding Technologies, Inc. *	2,885	56,315
Corteva, Inc.	332,505	24,206,364
CRH PLC	331,657	40,598,133
Crown Holdings, Inc.	55,405	5,799,795
Dakota Gold Corp. *	58,026	347,576
Dow, Inc.	355,832	9,803,172
DuPont de Nemours, Inc.	205,822	9,039,702
Eagle Materials, Inc.	15,593	3,178,009
Eastman Chemical Co.	58,602	4,062,291
Ecolab, Inc.	125,741	35,457,705
Ecovyst, Inc. *	62,976	668,175
Eightco Holdings, Inc. *(a)	98,373	142,641
Element Solutions, Inc.	117,353	3,414,972
Flotek Industries, Inc. *	5,068	88,031
FMC Corp.	61,000	963,800
Freeport-McMoRan, Inc.	707,745	42,627,481
Friedman Industries, Inc.	2,834	55,631
Graphic Packaging Holding Co.	152,360	2,232,074
Greif, Inc., Class A	14,564	1,028,510
Hawkins, Inc.	10,210	1,329,853
HB Fuller Co.	26,013	1,563,381
Hecla Mining Co.	329,745	7,425,857
Huntsman Corp.	81,401	880,759

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Hycroft Mining Holding Corp., Class A *	36,337	1,357,187
Idaho Strategic Resources, Inc. *	8,743	315,273
Ingevity Corp. *	17,756	1,168,167
Innospec, Inc.	11,817	965,685
International Flavors & Fragrances, Inc.	127,736	8,917,250
International Paper Co.	262,949	10,602,104
Intrepid Potash, Inc. *	3,965	130,211
Ivanhoe Electric, Inc. *	52,102	890,423
Kaiser Aluminum Corp.	7,681	941,844
Knife River Corp. *	27,236	1,829,442
Koppers Holdings, Inc.	10,777	317,490
Linde PLC	230,257	105,220,541
Louisiana-Pacific Corp.	32,120	2,689,729
LSB Industries, Inc. *	21,659	201,212
LyondellBasell Industries NV, Class A	126,978	6,221,922
Magnera Corp. *	15,392	201,173
Martin Marietta Materials, Inc.	29,678	19,348,572
Materion Corp.	9,668	1,336,891
Mativ Holdings, Inc.	29,717	358,090
McEwen, Inc. *	27,009	652,267
Metallus, Inc. *	16,743	334,023
Minerals Technologies, Inc.	15,242	1,002,314
Mosaic Co.	157,175	4,322,313
MP Materials Corp. *	66,025	3,880,289
Myers Industries, Inc.	15,888	328,405
NewMarket Corp.	3,802	2,550,344
Newmont Corp.	539,678	60,632,823
Northern Technologies International Corp.	2,657	24,072
Novusterra, Inc. *(b)	3,229	0
Nucor Corp.	112,329	19,963,110
O-I Glass, Inc. *	82,974	1,267,843
Olin Corp.	57,735	1,201,465
Olympic Steel, Inc.	4,090	196,688
Orion SA	20,000	123,600
Packaging Corp. of America	43,861	9,761,266
Perimeter Solutions, Inc. *	72,240	1,889,076
PPG Industries, Inc.	111,771	12,924,081
PureCycle Technologies, Inc. *(a)	76,295	729,380
Quaker Chemical Corp.	6,333	973,635
Ramaco Resources, Inc., Class A *	20,435	398,687
Ranpak Holdings Corp., Class A *	15,372	77,475
Rayonier Advanced Materials, Inc. *	32,420	251,579
Reliance, Inc.	26,139	8,612,801
Royal Gold, Inc.	40,110	10,561,364
RPM International, Inc.	63,403	6,781,585
Ryerson Holding Corp.	12,949	365,421
Scotts Miracle-Gro Co.	23,197	1,489,711
Sealed Air Corp.	70,919	2,970,088
Sensient Technologies Corp.	20,316	1,920,268
Sherwin-Williams Co.	113,635	40,299,516
Silgan Holdings, Inc.	43,633	1,882,764
Smith-Midland Corp. *	1,800	63,252
Smurfit WestRock PLC	260,035	10,825,257
Solitario Resources Corp. *	44,899	35,012
Solstice Advanced Materials, Inc. *	79,719	4,924,243
Sonoco Products Co.	50,717	2,434,416
Steel Dynamics, Inc.	67,198	12,066,745
Stepan Co.	15,160	873,368
SunCoke Energy, Inc.	44,951	353,315
Sylvamo Corp.	15,710	768,847
Tredegar Corp. *	27,832	237,964
TriMas Corp.	17,344	603,051
Tronox Holdings PLC	81,638	494,726
U.S. Antimony Corp. *	76,418	560,144
U.S. Gold Corp. *	7,270	126,062
U.S. Lime & Minerals, Inc.	4,810	579,749
SECURITY	NUMBER OF SHARES	VALUE ($)
USA Rare Earth, Inc. *(a)	54,528	1,222,518
Valhi, Inc.	1,628	23,101
Vulcan Materials Co.	65,084	19,560,345
Warrior Met Coal, Inc.	26,646	2,379,488
Westlake Corp.	18,193	1,443,069
Worthington Steel, Inc.	16,439	661,341
		746,497,252

Media & Entertainment 9.2%
Advantage Solutions, Inc. *	79,487	85,846
Alphabet, Inc., Class A	2,877,159	972,479,742
Alphabet, Inc., Class C	2,299,207	778,350,546
AMC Entertainment Holdings, Inc., Class A *(a)	269,257	374,267
AMC Networks, Inc., Class A *(c)	33,212	256,065
Angel Studios, Inc. *(a)	48,974	192,958
Angi, Inc. *	22,390	290,622
Arena Group Holdings, Inc. *	13,000	50,570
Atlanta Braves Holdings, Inc., Class C *	27,292	1,089,770
Boston Omaha Corp., Class A *	8,359	102,063
Bumble, Inc., Class A *	43,000	144,050
Cable One, Inc.	2,299	186,196
Cargurus, Inc. *	40,040	1,297,296
Cars.com, Inc. *	26,286	298,609
Charter Communications, Inc., Class A *	43,572	8,981,061
Cinemark Holdings, Inc.	49,363	1,168,916
Clear Channel Outdoor Holdings, Inc. *	153,084	319,946
CuriosityStream, Inc.	23,041	85,712
DHI Group, Inc. *	17,605	30,633
DoubleVerify Holdings, Inc. *	66,000	714,120
EchoStar Corp., Class A *	67,281	7,617,555
Electronic Arts, Inc.	112,013	22,841,691
Emerald Holding, Inc.	6,732	33,929
Entravision Communications Corp., Class A	34,841	104,871
Eventbrite, Inc., Class A *	44,108	194,957
EverQuote, Inc., Class A *	12,961	294,215
EW Scripps Co., Class A *(c)	70,247	235,327
Fox Corp., Class A	167,814	12,213,503
fuboTV, Inc. *	161,375	359,866
Gaia, Inc. *	10,263	34,792
Gray Media, Inc. (c)	43,415	195,802
Grindr, Inc. *	22,844	258,594
IAC, Inc. *	32,254	1,191,785
Ibotta, Inc., Class A *	7,000	144,620
iHeartMedia, Inc., Class A *	65,000	210,600
IZEA Worldwide, Inc. *	6,054	21,310
John Wiley & Sons, Inc., Class A	20,346	635,406
Liberty Broadband Corp., Class C *	68,223	3,282,208
Liberty Media Corp.-Liberty Formula One, Class C *	120,348	10,472,683
Lionsgate Studios Corp. *	124,120	1,171,693
Live Nation Entertainment, Inc. *	77,413	11,259,721
LiveOne, Inc. *	3,979	19,139
Madison Square Garden Entertainment Corp., Class A *	19,650	1,215,745
Madison Square Garden Sports Corp. *	8,628	2,446,469
Magnite, Inc. *	69,956	1,012,263
Marchex, Inc., Class B *	24,313	39,873
Marcus Corp.	10,398	156,906
Match Group, Inc.	115,791	3,606,890
MediaAlpha, Inc., Class A *	18,518	189,439
Meta Platforms, Inc., Class A	1,076,856	771,567,324

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
MNTN, Inc., Class A *	2,088	19,210
National CineMedia, Inc.	44,303	159,934
Netflix, Inc. *	2,095,199	174,928,164
New York Times Co., Class A	79,849	5,853,730
News Corp., Class A	253,612	6,855,132
Nexstar Media Group, Inc., Class A	13,766	2,923,623
Nextdoor Holdings, Inc. *	113,778	223,005
NIQ Global Intelligence PLC *	24,100	409,459
Omnicom Group, Inc.	159,001	12,249,437
Optimum Communications, Inc., Class A *	117,818	180,262
Paramount Skydance Corp., Class B	160,884	1,803,510
Pinterest, Inc., Class A *	293,398	6,492,898
Playstudios, Inc. *	52,000	32,994
Playtika Holding Corp.	69,711	252,354
PubMatic, Inc., Class A *	16,000	116,160
QuinStreet, Inc. *	28,747	382,048
Reddit, Inc., Class A *	62,663	11,296,259
Reservoir Media, Inc. *	14,527	109,679
ROBLOX Corp., Class A *	323,460	21,270,730
Roku, Inc. *	64,431	6,133,831
Rumble, Inc. *(a)	54,011	307,323
Saga Communications, Inc., Class A	1,989	22,635
Scholastic Corp.	12,861	449,749
Shutterstock, Inc.	11,000	218,350
Sinclair, Inc.	18,794	272,701
Sirius XM Holdings, Inc.	98,922	2,013,063
Snap, Inc., Class A *	573,960	3,977,543
Sphere Entertainment Co. *	13,111	1,252,232
Stagwell, Inc., Class A *	53,700	322,737
Starz Entertainment Corp. *	5,995	59,890
Stubhub Holdings, Inc., Class A *(a)	19,003	268,322
Take-Two Interactive Software, Inc. *	85,898	18,923,329
TechTarget, Inc. *	17,506	91,731
TEGNA, Inc.	77,571	1,486,260
TKO Group Holdings, Inc.	32,359	6,555,286
Townsquare Media, Inc., Class A	6,366	41,825
Trade Desk, Inc., Class A *	218,383	6,623,556
Travelzoo *	4,020	23,517
TripAdvisor, Inc. *	56,355	748,958
Trump Media & Technology Group Corp. *	83,643	1,068,958
USA TODAY Co., Inc. *	69,602	412,044
Versant Media Group, Inc. *	71,146	2,317,937
Walt Disney Co.	882,608	99,558,182
Warner Bros Discovery, Inc. *	1,224,600	33,725,484
Warner Music Group Corp., Class A	74,636	2,237,587
Webtoon Entertainment, Inc. *(a)	10,247	123,886
Yelp, Inc., Class A *	28,856	790,077
Zedge, Inc., Class B	11,319	35,202
Ziff Davis, Inc. *	20,342	777,471
ZipRecruiter, Inc., Class A *	35,000	86,100
ZoomInfo Technologies, Inc., Class A *	135,000	1,086,750
		3,057,099,268

Pharmaceuticals, Biotechnology & Life Sciences 6.3%
10X Genomics, Inc., Class A *	64,435	1,301,587
4D Molecular Therapeutics, Inc. *	24,050	213,083
AbbVie, Inc.	873,790	194,863,908
Abeona Therapeutics, Inc. *	23,850	121,396
Absci Corp. *(a)	69,263	207,096
ACADIA Pharmaceuticals, Inc. *	59,762	1,501,819
Achieve Life Sciences, Inc. *	20,000	83,600
Aclaris Therapeutics, Inc. *	58,079	203,857
Adaptive Biotechnologies Corp. *	57,118	1,056,683
ADMA Biologics, Inc. *	115,884	2,004,793
Agenus, Inc. *	15,000	42,600
SECURITY	NUMBER OF SHARES	VALUE ($)
Agilent Technologies, Inc.	139,755	18,706,207
Agios Pharmaceuticals, Inc. *	27,110	743,898
Akebia Therapeutics, Inc. *	119,804	168,924
Aldeyra Therapeutics, Inc. *	19,049	102,103
Alector, Inc. *	50,000	94,500
Alkermes PLC *	84,252	2,855,300
Allogene Therapeutics, Inc. *	60,000	110,400
Alnylam Pharmaceuticals, Inc. *	65,284	22,069,909
Alpha Teknova, Inc. *	7,000	16,940
Altimmune, Inc. *	65,000	364,000
Alto Neuroscience, Inc. *	16,417	254,135
Alumis, Inc. *	37,280	913,733
Amgen, Inc.	266,038	90,953,071
Amicus Therapeutics, Inc. *	164,465	2,350,205
Amneal Pharmaceuticals, Inc. *	88,719	1,213,676
Amphastar Pharmaceuticals, Inc. *	19,039	504,343
Amylyx Pharmaceuticals, Inc. *	45,499	650,181
AnaptysBio, Inc. *	10,000	474,100
Anavex Life Sciences Corp. *	46,710	219,537
ANI Pharmaceuticals, Inc. *	8,569	701,373
Anixa Biosciences, Inc. *	12,785	38,866
Annexon, Inc. *	84,264	525,807
Apellis Pharmaceuticals, Inc. *	51,868	1,171,179
Apogee Therapeutics, Inc. *	23,884	1,564,641
Aquestive Therapeutics, Inc. *	43,867	129,408
Arbutus Biopharma Corp. *	68,681	283,653
Arcellx, Inc. *	22,446	1,533,286
Arcturus Therapeutics Holdings, Inc. *	13,000	97,110
Arcus Biosciences, Inc. *	39,893	839,349
Arcutis Biotherapeutics, Inc. *	56,631	1,436,728
Ardelyx, Inc. *	111,347	856,258
ArriVent Biopharma, Inc. *	15,269	343,400
Arrowhead Pharmaceuticals, Inc. *	67,794	4,700,158
ARS Pharmaceuticals, Inc. *(a)	41,900	418,581
Arvinas, Inc. *	30,110	402,872
Assembly Biosciences, Inc. *	6,704	172,796
Atara Biotherapeutics, Inc. *	1,643	8,544
Atea Pharmaceuticals, Inc. *	35,000	148,400
Atossa Therapeutics, Inc. *	80,000	45,200
Aura Biosciences, Inc. *	25,362	142,027
Avadel Pharmaceuticals PLC *	54,297	1,170,100
Avantor, Inc. *	346,298	3,781,574
Avidity Biosciences, Inc. *	70,370	5,106,751
Avita Medical, Inc. *(a)	15,000	66,150
Axsome Therapeutics, Inc. *	21,149	3,896,703
Azenta, Inc. *	23,306	906,137
Beam Therapeutics, Inc. *	50,189	1,386,220
Benitec Biopharma, Inc. *	9,000	109,620
Bicara Therapeutics, Inc. *	17,159	288,271
BioAge Labs, Inc. *	19,714	374,369
BioCryst Pharmaceuticals, Inc. *	119,632	787,179
Biogen, Inc. *	72,195	12,987,159
Biohaven Ltd. *	65,463	774,427
BioLife Solutions, Inc. *	17,453	380,475
BioMarin Pharmaceutical, Inc. *	96,043	5,430,271
Bio-Rad Laboratories, Inc., Class A *	9,297	2,730,529
Biote Corp., Class A *	7,115	14,870
Bio-Techne Corp.	76,030	4,872,763
Black Diamond Therapeutics, Inc. *	14,484	36,065
BridgeBio Oncology Therapeutics, Inc. *	22,000	257,840
Bridgebio Pharma, Inc. *	84,637	6,539,901
Bristol-Myers Squibb Co.	1,003,187	55,225,444
Bruker Corp.	56,256	2,491,578
C4 Therapeutics, Inc. *	40,958	77,820
Cabaletta Bio, Inc. *	50,606	130,057
Candel Therapeutics, Inc. *(a)	15,000	87,600
Capricor Therapeutics, Inc. *	23,201	507,870

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Cardiff Oncology, Inc. *(a)	29,101	50,927
CareDx, Inc. *	26,640	547,452
Caribou Biosciences, Inc. *	46,922	66,160
Cassava Sciences, Inc. *	25,000	49,750
Catalyst Pharmaceuticals, Inc. *	55,477	1,348,091
Celcuity, Inc. *	18,249	1,996,806
Celldex Therapeutics, Inc. *	33,071	813,547
CG oncology, Inc. *	35,666	1,856,415
Champions Oncology, Inc. *	6,854	50,103
Charles River Laboratories International, Inc. *	24,397	5,135,081
Codexis, Inc. *	45,863	56,870
Cogent Biosciences, Inc. *	75,876	2,724,707
Cognition Therapeutics, Inc. *	84,940	92,585
Coherus Oncology, Inc. *	39,420	85,147
Collegium Pharmaceutical, Inc. *	15,803	725,674
Compass Therapeutics, Inc. *	87,353	559,059
Contineum Therapeutics, Inc., Class A *	15,969	227,718
Corbus Pharmaceuticals Holdings, Inc. *	4,813	39,804
Corcept Therapeutics, Inc. *	45,877	1,829,116
CorMedix, Inc. *(a)	33,604	260,767
Corvus Pharmaceuticals, Inc. *	35,908	743,296
Coya Therapeutics, Inc. *	10,000	46,500
Crinetics Pharmaceuticals, Inc. *	50,395	2,516,726
CRISPR Therapeutics AG *	47,774	2,386,789
CryoPort, Inc. *	30,567	290,692
Cullinan Therapeutics, Inc. *	24,598	294,192
Cytek Biosciences, Inc. *	55,000	275,000
Cytokinetics, Inc. *	60,912	3,849,029
CytomX Therapeutics, Inc. *	68,652	390,630
Danaher Corp.	310,320	67,925,945
Day One Biopharmaceuticals, Inc. *	47,795	533,392
Definium Therapeutics, Inc. *	45,467	767,483
Denali Therapeutics, Inc. *	76,889	1,671,567
Design Therapeutics, Inc. *	15,000	153,150
DiaMedica Therapeutics, Inc. *	13,251	106,538
Dianthus Therapeutics, Inc. *	15,714	838,970
Disc Medicine, Inc. *	15,179	1,173,640
Dynavax Technologies Corp. *	51,496	797,416
Dyne Therapeutics, Inc. *	70,254	1,256,844
Edgewise Therapeutics, Inc. *	39,774	1,119,638
Editas Medicine, Inc. *	39,120	77,849
Elanco Animal Health, Inc. *	246,341	5,931,891
Eledon Pharmaceuticals, Inc. *	29,987	65,971
Eli Lilly & Co.	392,718	407,307,474
Emergent BioSolutions, Inc. *	27,070	306,974
Enanta Pharmaceuticals, Inc. *	16,254	209,677
Enliven Therapeutics, Inc. *	21,677	573,357
Entrada Therapeutics, Inc. *	18,905	216,273
Erasca, Inc. *	119,321	1,254,064
Esperion Therapeutics, Inc. *	138,642	469,996
Eton Pharmaceuticals, Inc. *	13,239	198,717
Evolus, Inc. *	31,279	146,699
Evommune, Inc. *(a)	12,000	217,200
Exact Sciences Corp. *	94,126	9,632,855
Exelixis, Inc. *	130,590	5,401,202
EyePoint, Inc. *	41,524	561,404
Forte Biosciences, Inc. *	5,500	160,985
Fortrea Holdings, Inc. *	49,284	828,464
Fulcrum Therapeutics, Inc. *	20,522	220,201
Galectin Therapeutics, Inc. *(a)	29,970	84,815
Genelux Corp. *(a)	25,000	66,500
Geron Corp. *	246,465	337,657
Gilead Sciences, Inc.	613,102	87,029,829
Ginkgo Bioworks Holdings, Inc. *	26,924	241,508
Gossamer Bio, Inc. *	98,778	225,214
GRAIL, Inc. *	15,155	1,482,462
SECURITY	NUMBER OF SHARES	VALUE ($)
Greenwich Lifesciences, Inc. *(a)	2,671	80,317
Gyre Therapeutics, Inc. *(a)	20,984	169,761
Halozyme Therapeutics, Inc. *	59,287	4,251,471
Harmony Biosciences Holdings, Inc. *	18,633	680,477
Harrow, Inc. *	16,653	681,774
Heron Therapeutics, Inc. *	69,211	91,359
Humacyte, Inc. *(a)	50,000	49,885
Ideaya Biosciences, Inc. *	43,560	1,402,196
Illumina, Inc. *	75,460	10,927,363
Immuneering Corp., Class A *	22,344	103,453
Immunic, Inc. *	25,000	15,625
ImmunityBio, Inc. *(a)	140,694	879,337
Immunome, Inc. *	50,597	1,245,698
Immunovant, Inc. *	40,738	1,059,188
Incyte Corp. *	81,525	8,158,207
Indivior Pharmaceuticals, Inc. *	61,161	2,163,876
Inhibrx Biosciences, Inc. *	5,000	381,350
Innoviva, Inc. *	39,953	799,060
Insmed, Inc. *	105,261	16,512,293
Instil Bio, Inc. *(a)	2,981	21,046
Intellia Therapeutics, Inc. *	68,374	899,118
Invivyd, Inc. *	117,920	205,181
Ionis Pharmaceuticals, Inc. *	78,995	6,530,517
Iovance Biotherapeutics, Inc. *	174,059	443,850
IQVIA Holdings, Inc. *	83,731	19,270,690
Ironwood Pharmaceuticals, Inc., Class A *	95,218	465,616
Jade Biosciences, Inc.	11,607	181,185
Janux Therapeutics, Inc. *	24,967	342,298
Jazz Pharmaceuticals PLC *	30,206	4,968,585
Johnson & Johnson	1,191,366	270,737,923
KalVista Pharmaceuticals, Inc. *	18,163	283,524
Karyopharm Therapeutics, Inc. *	3,400	22,168
Keros Therapeutics, Inc. *	9,571	171,417
Kodiak Sciences, Inc. *	19,282	439,051
Krystal Biotech, Inc. *	12,541	3,501,949
Kura Oncology, Inc. *	46,794	379,967
Kymera Therapeutics, Inc. *	29,657	2,155,767
Larimar Therapeutics, Inc. *	44,839	158,730
LB Pharmaceuticals, Inc. *	14,457	310,103
LENZ Therapeutics, Inc. *(a)	9,817	155,305
Lexeo Therapeutics, Inc. *	36,676	271,769
Lexicon Pharmaceuticals, Inc. *	90,000	104,400
Lifecore Biomedical, Inc. *	18,427	160,131
Ligand Pharmaceuticals, Inc. *	9,605	1,845,120
Lineage Cell Therapeutics, Inc. *	129,818	192,131
Lipocine, Inc. *	2,942	26,478
Liquidia Corp. *	34,328	1,455,164
Lyell Immunopharma, Inc. *	8,143	195,432
Madrigal Pharmaceuticals, Inc. *	9,150	4,477,186
MannKind Corp. *	153,864	889,334
MapLight Therapeutics, Inc. *(a)	11,837	209,397
Maravai LifeSciences Holdings, Inc., Class A *	69,631	233,960
MaxCyte, Inc. *	114,828	104,126
Maze Therapeutics, Inc. *	10,000	435,800
MBX Biosciences, Inc. *	15,891	585,583
MediciNova, Inc. *	71,506	122,990
Medpace Holdings, Inc. *	10,913	6,356,604
Merck & Co., Inc.	1,224,362	135,010,398
Merrimack Pharmaceuticals, Inc. *(b)	5,681	0
Mesa Laboratories, Inc.	4,652	366,392
Mettler-Toledo International, Inc. *	10,098	13,866,978
MiMedx Group, Inc. *	65,801	336,243
Mineralys Therapeutics, Inc. *	29,285	904,614
Mirum Pharmaceuticals, Inc. *	22,680	2,341,030
Moderna, Inc. *	174,669	7,697,663
Monopar Therapeutics, Inc. *	3,000	181,140
Monte Rosa Therapeutics, Inc. *	28,456	583,917

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Myriad Genetics, Inc. *	45,000	252,900
Natera, Inc. *	68,379	15,805,122
Nektar Therapeutics *	10,738	400,850
Neumora Therapeutics, Inc. *	42,000	83,580
Neurocrine Biosciences, Inc. *	48,933	6,657,824
Neurogene, Inc. *	5,239	92,521
Niagen Bioscience, Inc. *	24,667	147,755
Nkarta, Inc. *	22,478	49,901
NovaBay Pharmaceuticals, Inc.	93,261	173,465
Novavax, Inc. *(a)	80,744	714,181
Nurix Therapeutics, Inc. *	45,666	754,402
Nuvalent, Inc., Class A *	26,411	2,717,428
Nuvation Bio, Inc. *	115,236	603,837
Nuvectis Pharma, Inc. *	5,600	45,416
Ocugen, Inc. *	170,254	246,868
Ocular Therapeutix, Inc. *	81,575	745,595
Olema Pharmaceuticals, Inc. *	20,373	523,994
Omeros Corp., Class B *(a)	41,846	489,180
OmniAb, Inc. *	48,133	87,602
Organogenesis Holdings, Inc., Class A *	29,326	117,304
Organon & Co.	128,400	1,096,536
ORIC Pharmaceuticals, Inc. *	41,888	429,771
Oruka Therapeutics, Inc. *	21,105	722,424
Pacific Biosciences of California, Inc. *	158,754	358,784
Pacira BioSciences, Inc. *	23,777	488,380
Palvella Therapeutics, Inc. *	3,787	290,425
Perrigo Co. PLC	68,000	966,280
Personalis, Inc. *	32,941	308,657
Perspective Therapeutics, Inc. *	33,471	126,855
Pfizer, Inc.	2,801,057	74,059,947
Phathom Pharmaceuticals, Inc. *	20,962	286,551
Phibro Animal Health Corp., Class A	9,847	395,357
Praxis Precision Medicines, Inc. *	12,578	3,949,492
Precigen, Inc. *	107,713	483,631
Prestige Consumer Healthcare, Inc. *	23,985	1,546,313
Prime Medicine, Inc. *	77,214	294,185
ProKidney Corp. *(a)	49,000	97,020
Protagonist Therapeutics, Inc. *	28,910	2,364,838
Protara Therapeutics, Inc. *	15,000	106,200
Prothena Corp. PLC *	20,000	176,200
PTC Therapeutics, Inc. *	40,513	3,059,947
Puma Biotechnology, Inc. *	19,453	126,055
Quanterix Corp. *	18,993	120,416
Quantum-Si, Inc. *	76,645	86,609
Rapport Therapeutics, Inc. *	16,710	444,653
RAPT Therapeutics, Inc. *	10,000	576,800
Recursion Pharmaceuticals, Inc., Class A *	269,940	1,131,049
Regeneron Pharmaceuticals, Inc.	49,590	36,768,505
REGENXBIO, Inc. *	22,786	254,292
Relay Therapeutics, Inc. *	70,432	539,509
Relmada Therapeutics, Inc. *	53,081	188,438
Repligen Corp. *	26,233	3,918,423
Replimune Group, Inc. *	34,000	239,020
Revolution Medicines, Inc. *	89,182	8,646,195
Revvity, Inc.	56,469	6,143,827
Rezolute, Inc. *	35,257	117,758
Rhythm Pharmaceuticals, Inc. *	29,561	3,030,594
Rigel Pharmaceuticals, Inc. *	8,579	299,064
Rocket Pharmaceuticals, Inc. *	50,000	174,000
Roivant Sciences Ltd. *	216,866	4,688,643
Royalty Pharma PLC, Class A	187,114	7,798,912
Sagimet Biosciences, Inc., Class A *	15,000	85,050
Sana Biotechnology, Inc. *	89,715	397,437
Sarepta Therapeutics, Inc. *	54,129	1,100,984
Savara, Inc. *	79,785	430,839
Scholar Rock Holding Corp. *	42,540	1,886,224
SECURITY	NUMBER OF SHARES	VALUE ($)
SELLAS Life Sciences Group, Inc. *(a)	102,901	387,937
Septerna, Inc. *	13,690	319,525
Sera Prognostics, Inc., Class A *	12,000	33,120
Shattuck Labs, Inc. *	20,881	80,809
SIGA Technologies, Inc.	17,097	114,550
Sionna Therapeutics, Inc. *	8,762	370,282
Soleno Therapeutics, Inc. *	23,691	913,525
Solid Biosciences, Inc. *	14,847	95,912
Sotera Health Co. *	109,015	1,975,352
Spero Therapeutics, Inc. *	28,565	62,557
Spyre Therapeutics, Inc. *	37,101	1,186,490
Standard BioTools, Inc. *	150,000	210,000
Stoke Therapeutics, Inc. *	24,208	734,471
Summit Therapeutics, Inc. *	75,091	1,087,318
Supernus Pharmaceuticals, Inc. *	28,988	1,396,062
Syndax Pharmaceuticals, Inc. *	47,559	965,923
Tango Therapeutics, Inc. *	48,653	564,861
Tarsus Pharmaceuticals, Inc. *	18,777	1,211,868
Taysha Gene Therapies, Inc. *	122,352	551,808
Tectonic Therapeutic, Inc. *	4,711	94,173
Tempus AI, Inc. *	50,564	3,024,738
Tenaya Therapeutics, Inc. *	50,000	38,735
Terns Pharmaceuticals, Inc. *	42,017	1,453,788
TG Therapeutics, Inc. *	70,410	2,072,166
Theravance Biopharma, Inc. *	21,449	406,244
Thermo Fisher Scientific, Inc.	185,337	107,237,842
Third Harmonic Bio, Inc. *(b)	11,232	225
Tonix Pharmaceuticals Holding Corp. *(a)	4,700	81,028
Travere Therapeutics, Inc. *	45,040	1,400,294
Trevi Therapeutics, Inc. *	53,588	561,066
TriSalus Life Sciences, Inc. *	25,000	124,250
Twist Bioscience Corp. *	30,306	1,244,667
Tyra Biosciences, Inc. *	9,880	304,502
Ultragenyx Pharmaceutical, Inc. *	46,083	1,109,218
uniQure NV *	29,188	663,151
United Therapeutics Corp. *	21,297	9,998,729
Upstream Bio, Inc. *	18,905	587,567
Vanda Pharmaceuticals, Inc. *	32,000	241,280
Vaxcyte, Inc. *	58,294	3,122,810
Ventyx Biosciences, Inc. *	30,926	431,418
Vera Therapeutics, Inc., Class A *	32,767	1,417,500
Veracyte, Inc. *	41,441	1,578,073
Verastem, Inc. *	29,159	177,870
Vericel Corp. *	23,544	847,113
Vertex Pharmaceuticals, Inc. *	125,242	58,851,216
Veru, Inc. *	6,500	16,445
Viatris, Inc.	574,738	7,523,320
Vigil Neuroscience, Inc. *(b)	20,643	1,032
Viking Therapeutics, Inc. *	56,100	1,629,144
Vir Biotechnology, Inc. *	49,897	371,234
Viridian Therapeutics, Inc. *	45,363	1,496,979
Vistagen Therapeutics, Inc. *	23,302	13,007
Vor BioPharma, Inc. *(a)	8,100	105,300
Voyager Therapeutics, Inc. *	23,000	89,700
Waters Corp. *	29,368	10,887,305
WaVe Life Sciences Ltd. *	76,146	985,329
West Pharmaceutical Services, Inc.	35,483	8,200,831
X4 Pharmaceuticals, Inc. *	66,731	246,905
Xencor, Inc. *	34,518	417,323
Xeris Biopharma Holdings, Inc. *	82,840	609,702
XOMA Royalty Corp. *	5,843	149,931
Zenas Biopharma, Inc. *(a)	13,951	256,280
Zevra Therapeutics, Inc. *	40,851	367,659
Zoetis, Inc.	217,599	27,160,707
		2,110,867,057

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Real Estate Management & Development 0.2%
AMREP Corp. *	2,361	49,062
CBRE Group, Inc., Class A *	144,398	24,595,311
Compass, Inc., Class A *	337,416	4,224,448
CoStar Group, Inc. *	210,191	12,926,747
Cushman & Wakefield Ltd. *	121,471	1,996,983
Douglas Elliman, Inc. *	40,000	108,000
eXp World Holdings, Inc.	42,778	386,713
Forestar Group, Inc. *	9,724	253,018
FRP Holdings, Inc. *	5,956	142,408
Howard Hughes Holdings, Inc. *	15,974	1,304,437
Jones Lang LaSalle, Inc. *	23,438	8,388,695
Kennedy-Wilson Holdings, Inc.	57,369	565,085
Marcus & Millichap, Inc.	11,056	300,723
Maui Land & Pineapple Co., Inc. *	3,498	59,921
Newmark Group, Inc., Class A	81,094	1,445,906
Opendoor Technologies, Inc. *	442,893	2,280,899
RMR Group, Inc., Class A	11,800	178,770
Seaport Entertainment Group, Inc. *	4,108	77,600
Seritage Growth Properties, Class A *	31,941	105,405
St. Joe Co.	19,358	1,281,306
Stratus Properties, Inc. *	3,398	100,819
Tejon Ranch Co. *	11,108	178,728
Zillow Group, Inc., Class C *	111,815	7,047,699
		67,998,683

Semiconductors & Semiconductor Equipment 13.5%
ACM Research, Inc., Class A *	28,467	1,654,502
Advanced Micro Devices, Inc. *	806,241	190,861,432
Aehr Test Systems *	15,743	403,651
Aeluma, Inc. *	6,000	94,740
Allegro MicroSystems, Inc. *	61,363	2,264,908
Alpha & Omega Semiconductor Ltd. *	10,813	238,967
Ambarella, Inc. *	20,795	1,331,712
Amkor Technology, Inc.	55,864	2,699,907
Analog Devices, Inc.	243,155	75,592,026
Applied Materials, Inc.	393,866	126,950,889
Astera Labs, Inc. *	64,906	9,776,142
Axcelis Technologies, Inc. *	15,374	1,353,988
AXT, Inc. *	20,000	370,800
Blaize Holdings, Inc. *	27,000	36,720
Broadcom, Inc.	2,335,282	773,678,927
CEVA, Inc. *	10,247	216,109
Cirrus Logic, Inc. *	24,868	3,241,295
Cohu, Inc. *	25,139	717,467
Credo Technology Group Holding Ltd. *	74,875	9,380,340
Datavault AI, Inc. *(a)	174,967	117,473
Diodes, Inc. *	23,096	1,367,052
Enphase Energy, Inc. *	62,575	2,314,023
Entegris, Inc.	75,284	8,888,782
Everspin Technologies, Inc. *	8,698	112,987
First Solar, Inc. *	53,160	11,988,643
FormFactor, Inc. *	37,142	2,618,140
Ichor Holdings Ltd. *	23,152	702,432
Impinj, Inc. *	13,185	1,820,848
indie Semiconductor, Inc., Class A *	95,547	391,743
Intel Corp. *	2,217,100	103,028,637
inTEST Corp. *	4,591	42,008
KLA Corp.	64,981	92,788,969
Kopin Corp. *	78,341	199,770
Kulicke & Soffa Industries, Inc.	25,712	1,474,069
Lam Research Corp.	621,008	144,980,528
Lattice Semiconductor Corp. *	68,399	5,507,487
MACOM Technology Solutions Holdings, Inc. *	31,707	6,945,735
Marvell Technology, Inc.	426,056	33,624,339
SECURITY	NUMBER OF SHARES	VALUE ($)
MaxLinear, Inc. *	40,453	701,860
Microchip Technology, Inc.	267,879	20,337,374
Micron Technology, Inc.	555,126	230,310,675
MKS, Inc.	33,227	7,821,968
Monolithic Power Systems, Inc.	23,627	26,560,292
Navitas Semiconductor Corp., Class A *	97,455	836,164
NVE Corp.	2,299	155,159
NVIDIA Corp.	12,016,210	2,296,658,217
NXP Semiconductors NV	124,220	28,091,111
ON Semiconductor Corp. *	197,494	11,827,916
Onto Innovation, Inc. *	24,645	4,979,522
PDF Solutions, Inc. *	14,956	476,349
Penguin Solutions, Inc. *	23,108	443,905
Photronics, Inc. *	31,345	1,083,597
Power Integrations, Inc.	27,802	1,277,224
Qnity Electronics, Inc.	102,882	9,895,191
Qorvo, Inc. *	41,057	3,206,962
QUALCOMM, Inc.	529,621	80,285,247
QuickLogic Corp. *	7,578	55,774
Rambus, Inc. *	52,576	5,984,726
Rigetti Computing, Inc. *	164,647	2,991,636
Semtech Corp. *	42,625	3,399,344
Silicon Laboratories, Inc. *	15,681	2,233,758
SiTime Corp. *	10,693	3,882,735
SkyWater Technology, Inc. *	19,669	622,721
Skyworks Solutions, Inc.	74,398	4,148,432
SolarEdge Technologies, Inc. *(a)	28,622	885,851
Synaptics, Inc. *	19,574	1,615,051
Teradyne, Inc.	77,326	18,639,432
Texas Instruments, Inc.	449,431	96,874,852
Ultra Clean Holdings, Inc. *	21,314	930,996
Universal Display Corp.	21,706	2,492,283
Veeco Instruments, Inc. *	32,982	1,030,028
Wolfspeed, Inc. *(a)	8,911	139,546
		4,490,654,085

Software & Services 9.7%
8x8, Inc. *	70,702	117,365
A10 Networks, Inc.	35,602	620,899
Accenture PLC, Class A	306,830	80,892,661
ACI Worldwide, Inc. *	49,858	2,161,843
Adeia, Inc.	61,826	1,118,432
Adobe, Inc. *	207,030	60,711,548
Agilysys, Inc. *	12,370	1,073,098
Airship AI Holdings, Inc., Class A *(a)	10,000	31,100
Akamai Technologies, Inc. *	70,146	6,814,684
Alarm.com Holdings, Inc. *	23,883	1,165,013
Alkami Technology, Inc. *	39,733	841,942
American Bitcoin Corp., Class A *(a)	124,973	188,709
Amplitude, Inc., Class A *	47,091	431,824
Appfolio, Inc., Class A *	11,277	2,141,277
Appian Corp., Class A *	19,338	539,530
Applied Digital Corp. *	122,083	4,136,172
AppLovin Corp., Class A *	133,863	63,331,924
Arteris, Inc. *	20,000	300,200
Asana, Inc., Class A *	45,781	469,255
ASGN, Inc. *	24,701	1,286,675
Atlassian Corp., Class A *	82,811	9,786,604
AudioEye, Inc. *	4,308	40,581
Aurora Innovation, Inc. *	604,178	2,537,548
Autodesk, Inc. *	105,158	26,591,303
AvePoint, Inc. *	64,507	750,216
Backblaze, Inc., Class A *	28,678	130,485
Bentley Systems, Inc., Class B	76,222	2,676,917
BigBear.ai Holdings, Inc. *(a)	221,284	1,115,271
Bill Holdings, Inc. *	43,658	1,884,716
Bit Digital, Inc. *	167,651	340,332

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
BitMine Immersion Technologies, Inc.	139,403	3,499,015
Blackbaud, Inc. *	18,090	971,433
BlackLine, Inc. *	23,993	1,114,955
Blend Labs, Inc., Class A *	109,476	260,553
Box, Inc., Class A *	71,299	1,807,430
Braze, Inc., Class A *	42,071	875,918
C3.ai, Inc., Class A *	60,400	665,004
Cadence Design Systems, Inc. *	134,313	39,805,001
CCC Intelligent Solutions Holdings, Inc. *	309,054	2,342,629
Cerence, Inc. *	24,000	271,920
Cipher Mining, Inc. *	143,252	2,286,302
Circle Internet Group, Inc. *	27,760	1,774,697
Cleanspark, Inc. *	146,470	1,734,205
Clear Secure, Inc., Class A	46,065	1,502,640
Clearwater Analytics Holdings, Inc., Class A *	144,330	3,476,910
Cloudflare, Inc., Class A *	155,530	27,583,246
Cognizant Technology Solutions Corp., Class A	238,360	19,559,822
Commerce.com, Inc. *	30,500	95,160
Commvault Systems, Inc. *	21,577	1,849,149
Confluent, Inc., Class A *	151,498	4,626,749
Consensus Cloud Solutions, Inc. *	8,336	178,057
Core Scientific, Inc. *	155,363	2,794,980
CoreWeave, Inc., Class A *	112,338	10,468,778
Crowdstrike Holdings, Inc., Class A *	123,850	54,668,009
CS Disco, Inc. *	11,500	71,875
CSP, Inc.	5,818	66,442
Daily Journal Corp. *	412	241,584
Datadog, Inc., Class A *	160,062	20,699,218
Digimarc Corp. *	21,522	131,930
Digital Turbine, Inc. *	52,036	271,628
DigitalOcean Holdings, Inc. *	35,783	1,977,011
Docusign, Inc., Class A *	100,922	5,302,442
Dolby Laboratories, Inc., Class A	29,612	1,900,794
Domo, Inc., Class B *	16,000	93,920
Dropbox, Inc., Class A *	85,706	2,183,789
D-Wave Quantum, Inc. *	170,548	3,619,029
DXC Technology Co. *	88,666	1,279,450
Dynatrace, Inc. *	152,381	5,804,192
eGain Corp. *	7,634	78,401
Elastic NV *	47,101	3,105,369
EPAM Systems, Inc. *	27,285	5,691,651
EverCommerce, Inc. *(a)	12,868	155,059
Expensify, Inc., Class A *	35,000	50,750
Fair Isaac Corp. *	11,697	17,114,699
Fastly, Inc., Class A *	69,803	645,678
Five9, Inc. *	38,700	683,442
Fortinet, Inc. *	312,093	25,360,677
Freshworks, Inc., Class A *	100,972	1,088,478
Gartner, Inc. *	35,952	7,535,899
Gen Digital, Inc.	278,670	6,685,293
Gitlab, Inc., Class A *	73,435	2,568,756
GoDaddy, Inc., Class A *	66,736	6,708,303
Grid Dynamics Holdings, Inc. *	40,009	330,874
Guidewire Software, Inc. *	42,647	6,002,992
Hackett Group, Inc.	12,220	223,015
HubSpot, Inc. *	25,805	7,225,400
Hut 8 Corp. *	50,045	2,794,012
I3 Verticals, Inc., Class A *	10,325	229,318
Information Services Group, Inc.	16,112	89,744
Intapp, Inc. *	27,569	935,968
Intellicheck, Inc. *	12,962	73,624
InterDigital, Inc.	12,930	4,220,869
International Business Machines Corp.	462,148	141,740,792
Intuit, Inc.	137,935	68,818,530
Jamf Holding Corp. *(b)	40,000	522,000
SECURITY	NUMBER OF SHARES	VALUE ($)
Kaltura, Inc. *	33,164	54,057
Klaviyo, Inc., Class A *	68,201	1,514,744
Kyndryl Holdings, Inc. *	118,384	2,722,832
Life360, Inc. *	37,854	2,168,656
LiveRamp Holdings, Inc. *	30,335	738,657
Manhattan Associates, Inc. *	29,619	4,472,765
MARA Holdings, Inc. *	195,824	1,860,328
Microsoft Corp.	3,675,344	1,581,463,770
Mitek Systems, Inc. *	34,983	350,530
MongoDB, Inc., Class A *	40,084	14,884,392
N-able, Inc. *	40,700	247,049
nCino, Inc. *	49,946	1,066,347
NCR Voyix Corp. *	66,187	656,575
Netskope, Inc., Class A *	30,223	448,812
NextNav, Inc. *	44,657	641,275
Nutanix, Inc., Class A *	135,293	5,321,074
Okta, Inc. *	83,883	7,086,436
ON24, Inc. *	18,000	143,460
OneSpan, Inc.	17,440	205,443
Onestream, Inc. *	44,679	1,054,871
Ooma, Inc. *	9,711	114,104
Oracle Corp.	831,745	136,888,592
PagerDuty, Inc. *	47,000	498,200
Palantir Technologies, Inc., Class A *	1,130,945	165,785,228
Palo Alto Networks, Inc. *	338,084	59,830,725
PAR Technology Corp. *	23,040	603,878
Pegasystems, Inc.	45,399	1,983,482
Pivotal Software, Inc. *(b)	31,626	0
Porch Group, Inc. *	52,923	417,562
Procore Technologies, Inc. *	60,092	3,394,597
Progress Software Corp. *	20,511	839,310
PTC, Inc. *	59,771	9,332,046
Q2 Holdings, Inc. *	30,358	1,859,428
Qualys, Inc. *	17,368	2,290,839
Rackspace Technology, Inc. *	28,860	17,651
Rapid7, Inc. *	37,500	447,000
Red Violet, Inc.	6,806	309,537
Rekor Systems, Inc. *	96,549	107,169
ReposiTrak, Inc.	6,299	66,895
Research Solutions, Inc. *	18,069	51,497
Rimini Street, Inc. *	21,843	75,358
RingCentral, Inc., Class A *	38,341	992,265
Riot Platforms, Inc. *	165,568	2,561,337
Roper Technologies, Inc.	53,065	19,699,320
Rubrik, Inc., Class A *	71,280	3,988,116
SailPoint, Inc. *	37,348	585,990
Salesforce, Inc.	470,598	99,903,249
Samsara, Inc., Class A *	170,579	4,784,741
SEMrush Holdings, Inc., Class A *	22,212	264,101
SentinelOne, Inc., Class A *	163,827	2,290,301
ServiceNow, Inc. *	513,002	60,026,364
ServiceTitan, Inc., Class A *	28,155	2,205,663
Snowflake, Inc., Class A *	167,094	32,199,014
SoundHound AI, Inc., Class A *(a)	197,633	1,671,975
Sprinklr, Inc., Class A *	57,049	363,973
Sprout Social, Inc., Class A *	25,000	226,250
SPS Commerce, Inc. *	20,028	1,787,699
SRAX, Inc. *(b)	9,789	0
Strategy, Inc., Class A *	132,091	19,775,344
Synopsys, Inc. *	91,703	42,652,441
Telos Corp. *	25,409	138,733
Tenable Holdings, Inc. *	57,298	1,263,994
Teradata Corp. *	45,373	1,294,038
Terawulf, Inc. *	164,465	2,198,897
Trimble, Inc. *	117,225	7,924,410
TSS, Inc. *(a)	12,157	124,001
Tucows, Inc., Class A *	5,000	111,100
Twilio, Inc., Class A *	74,845	9,015,829
Tyler Technologies, Inc. *	21,382	7,898,511

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
UiPath, Inc., Class A *	205,808	2,591,123
Unisys Corp. *	39,083	102,788
Unity Software, Inc. *	170,042	4,948,222
Varonis Systems, Inc., Class B *	59,371	1,771,631
VeriSign, Inc.	41,362	10,101,841
Veritone, Inc. *	50,909	181,745
Vertex, Inc., Class A *	35,910	666,131
Via Transportation, Inc., Class A *	7,175	166,819
Viant Technology, Inc., Class A *	10,390	122,810
Weave Communications, Inc. *	33,621	218,537
Whitefiber, Inc. *(a)	4,600	89,746
WM Technology, Inc. *	40,927	31,632
Workday, Inc., Class A *	106,957	18,784,858
Workiva, Inc., Class A *	25,143	1,936,514
Xperi, Inc. *	25,000	141,500
Yext, Inc. *	46,726	334,558
Zeta Global Holdings Corp., Class A *	96,633	1,795,441
Zoom Communications, Inc. *	131,575	12,118,058
Zscaler, Inc. *	49,818	9,964,098
		3,216,794,462

Technology Hardware & Equipment 8.3%
908 Devices, Inc. *	20,374	128,560
ADTRAN Holdings, Inc. *	33,081	305,007
Advanced Energy Industries, Inc.	18,358	4,687,899
Aeva Technologies, Inc. *	13,355	170,543
Airgain, Inc. *	7,096	29,945
Amphenol Corp., Class A	605,249	87,204,276
Apple, Inc.	7,306,830	1,895,976,248
Applied Optoelectronics, Inc. *	33,519	1,461,764
Arista Networks, Inc. *	510,700	72,386,618
Arlo Technologies, Inc. *	48,708	618,105
Arrow Electronics, Inc. *	25,011	3,313,707
AstroNova, Inc. *	4,083	37,114
Aviat Networks, Inc. *	4,936	107,654
Avnet, Inc.	41,153	2,567,536
Badger Meter, Inc.	14,474	2,121,599
Bel Fuse, Inc., Class B	6,365	1,280,574
Belden, Inc.	19,416	2,281,574
Benchmark Electronics, Inc.	17,566	915,891
BK Technologies Corp. *	2,000	152,560
Calix, Inc. *	30,469	1,361,050
CDW Corp.	64,547	8,158,095
Ciena Corp. *	69,505	17,502,054
Cisco Systems, Inc.	1,948,241	152,586,235
Clearfield, Inc. *	5,453	162,336
Climb Global Solutions, Inc.	1,603	190,100
Cognex Corp.	82,200	3,184,428
Coherent Corp. *	77,096	16,358,229
Corning, Inc.	385,983	39,852,745
Corsair Gaming, Inc. *	23,511	119,906
CPI Card Group, Inc. *	1,805	23,447
Crane NXT Co.	24,246	1,224,908
CTS Corp.	13,417	689,768
Daktronics, Inc. *	24,125	558,494
Dell Technologies, Inc., Class C	148,454	16,989,076
Diebold Nixdorf, Inc. *	17,287	1,192,976
Digi International, Inc. *	17,947	772,977
Eastman Kodak Co. *	36,964	270,577
ePlus, Inc.	12,538	1,075,886
Evolv Technologies Holdings, Inc. *	65,781	407,184
Extreme Networks, Inc. *	65,060	948,575
F5, Inc. *	28,707	7,911,936
Fabrinet *	17,624	8,625,891
Flex Ltd. *	182,578	11,509,717
Forward Industries, Inc. *	39,052	253,447
Frequency Electronics, Inc. *	4,719	248,125
Genasys, Inc. *	20,918	38,489
SECURITY	NUMBER OF SHARES	VALUE ($)
GPGI, Inc., Class A *	36,913	870,039
Harmonic, Inc. *	56,948	553,535
Hewlett Packard Enterprise Co.	655,072	14,097,149
HP, Inc.	466,198	9,062,889
Identiv, Inc. *	8,288	27,516
Immersion Corp.	13,101	88,039
Inseego Corp. *	4,205	45,792
Insight Enterprises, Inc. *	17,150	1,440,943
IonQ, Inc. *	176,026	7,037,520
IPG Photonics Corp. *	13,344	1,233,119
Itron, Inc. *	22,107	2,190,362
Jabil, Inc.	52,339	12,414,287
Keysight Technologies, Inc. *	84,639	18,309,955
Kimball Electronics, Inc. *	10,963	331,192
Knowles Corp. *	40,205	974,569
KVH Industries, Inc. *	5,414	36,166
LightPath Technologies, Inc., Class A *	24,173	251,883
Lightwave Logic, Inc. *	60,000	198,000
Littelfuse, Inc.	12,351	3,998,760
Lumentum Holdings, Inc. *	34,742	13,613,305
Methode Electronics, Inc.	26,544	212,087
MicroVision, Inc. *	167,237	135,897
Mirion Technologies, Inc., Class A *	122,710	3,048,116
Motorola Solutions, Inc.	82,122	33,057,390
M-Tron Industries, Inc. *	2,643	172,429
Napco Security Technologies, Inc.	18,552	684,383
Neonode, Inc. *	4,440	8,036
NetApp, Inc.	98,653	9,505,217
NETGEAR, Inc. *	13,065	273,189
NetScout Systems, Inc. *	34,140	949,433
nLight, Inc. *	25,673	1,170,946
Novanta, Inc. *	17,211	2,315,568
Ondas, Inc. *	183,041	1,896,305
One Stop Systems, Inc. *	12,911	127,690
OSI Systems, Inc. *	7,935	1,984,861
Ouster, Inc. *	29,221	608,673
PC Connection, Inc.	5,698	335,099
Plexus Corp. *	12,972	2,585,709
Powerfleet, Inc. NJ *	54,255	277,243
Pure Storage, Inc., Class A *	154,671	10,755,821
Quantum Computing, Inc. *	96,486	894,425
Ralliant Corp.	57,202	3,029,990
ReElement Technologies LLC *(a)(b)	12,919	0
Research Frontiers, Inc. *	21,870	26,244
RF Industries Ltd. *	7,044	68,749
Ribbon Communications, Inc. *	38,255	100,228
Richardson Electronics Ltd.	5,554	67,148
Rogers Corp. *	8,205	797,854
Sandisk Corp. *	68,684	39,579,156
Sanmina Corp. *	26,743	3,788,948
ScanSource, Inc. *	10,228	439,702
Seagate Technology Holdings PLC	107,425	43,796,098
SmartRent, Inc. *	80,000	129,600
Super Micro Computer, Inc. *	245,077	7,134,191
TD SYNNEX Corp.	36,971	5,866,189
TE Connectivity PLC	144,936	32,288,842
Teledyne Technologies, Inc. *	23,290	14,446,788
TransAct Technologies, Inc. *	3,397	12,501
TTM Technologies, Inc. *	50,171	4,926,792
Turtle Beach Corp. *	7,827	93,611
Ubiquiti, Inc.	2,068	1,140,337
Unusual Machines, Inc. *	24,507	339,422
Viasat, Inc. *	64,631	2,919,382
Viavi Solutions, Inc. *	109,669	2,682,504
Vishay Intertechnology, Inc.	64,041	1,290,426
Vishay Precision Group, Inc. *	5,394	270,132
Vistance Networks, Inc. *	115,618	2,081,124
Vontier Corp.	72,249	2,709,338

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Vuzix Corp. *(a)	48,683	128,036
Western Digital Corp.	168,596	42,187,777
Wrap Technologies, Inc. *(a)	21,515	46,903
Xerox Holdings Corp.	122,230	267,684
Zebra Technologies Corp., Class A *	25,672	6,032,407
		2,744,425,465

Telecommunication Services 0.9%
Anterix, Inc. *	8,567	225,012
Array Digital Infrastructure, Inc.	6,696	322,680
AST SpaceMobile, Inc. *	119,740	13,316,285
AT&T, Inc.	3,503,803	91,834,677
ATN International, Inc.	5,256	127,143
Bandwidth, Inc., Class A *	15,306	213,825
Cogent Communications Holdings, Inc.	24,608	597,974
Comcast Corp., Class A	1,797,635	53,479,641
GCI Liberty, Inc. *(b)	35,715	0
GCI Liberty, Inc., Class C *	17,066	631,271
Globalstar, Inc. *	24,731	1,523,924
Gogo, Inc. *	42,437	194,786
IDT Corp., Class B	9,928	482,799
Iridium Communications, Inc.	51,747	1,030,800
Liberty Global Ltd., Class C *	151,474	1,678,332
Liberty Latin America Ltd., Class C *	78,742	612,613
Lumen Technologies, Inc. *	475,153	4,190,850
NII Holdings, Inc. Escrow *(b)	28,127	14,485
Shenandoah Telecommunications Co.	21,835	259,182
Spok Holdings, Inc.	9,849	135,621
Telephone & Data Systems, Inc.	47,678	2,151,708
T-Mobile U.S., Inc.	237,386	46,814,893
Uniti Group, Inc.	92,988	773,660
Verizon Communications, Inc.	2,084,854	92,817,700
		313,429,861

Transportation 1.4%
Alaska Air Group, Inc. *	58,718	2,984,636
Allegiant Travel Co. *	6,715	595,150
American Airlines Group, Inc. *	332,595	4,423,514
ArcBest Corp.	11,604	1,046,913
Avis Budget Group, Inc. *(a)	8,421	968,331
CH Robinson Worldwide, Inc.	58,577	11,419,586
Covenant Logistics Group, Inc., Class A	6,788	166,985
CSX Corp.	918,115	34,668,022
Delta Air Lines, Inc.	319,362	21,042,762
Expeditors International of Washington, Inc.	65,778	10,560,000
FedEx Corp.	107,004	34,482,039
Forward Air Corp. *	10,889	303,585
Frontier Group Holdings, Inc. *	70,092	325,227
FTAI Infrastructure, Inc.	59,598	346,860
Genco Shipping & Trading Ltd.	21,083	440,635
GXO Logistics, Inc. *	57,805	3,271,185
Heartland Express, Inc.	26,008	262,421
Hertz Global Holdings, Inc. *(a)	61,544	301,566
Hub Group, Inc., Class A	28,838	1,372,112
JB Hunt Transport Services, Inc.	36,913	7,483,003
JetBlue Airways Corp. *	150,000	730,500
Joby Aviation, Inc. *	300,524	3,176,539
Kirby Corp. *	27,378	3,221,295
Knight-Swift Transportation Holdings, Inc.	80,786	4,451,309
Landstar System, Inc.	16,676	2,490,727
Lyft, Inc., Class A *	201,501	3,399,322
SECURITY	NUMBER OF SHARES	VALUE ($)
Marten Transport Ltd.	38,680	475,764
Matson, Inc.	14,898	2,388,149
Norfolk Southern Corp.	110,795	32,267,936
Old Dominion Freight Line, Inc.	90,957	15,753,752
Pangaea Logistics Solutions Ltd.	13,298	112,767
Proficient Auto Logistics, Inc. *	9,150	92,232
Radiant Logistics, Inc. *	16,850	113,401
RXO, Inc. *	91,794	1,338,357
Ryder System, Inc.	19,907	3,807,811
Saia, Inc. *	13,210	4,423,633
Schneider National, Inc., Class B	29,347	787,673
Sky Harbour Group Corp. *	9,000	83,160
SkyWest, Inc. *	19,023	1,836,100
Southwest Airlines Co.	253,279	12,035,818
Sun Country Airlines Holdings, Inc. *	32,770	574,786
Uber Technologies, Inc. *	1,028,155	82,303,808
U-Haul Holding Co., Non Voting Shares	53,498	2,744,982
Union Pacific Corp.	293,025	68,890,178
United Airlines Holdings, Inc. *	159,976	16,368,744
United Parcel Service, Inc., Class B	364,456	38,712,516
Universal Logistics Holdings, Inc.	3,300	52,833
Werner Enterprises, Inc.	29,435	1,008,149
Wheels Up Experience, Inc. *	55,298	34,838
XPO, Inc. *	57,375	8,497,811
		448,639,422

Utilities 2.2%
AES Corp.	359,452	5,265,972
Alliant Energy Corp.	126,803	8,357,586
Ameren Corp.	134,202	13,860,383
American Electric Power Co., Inc.	265,886	31,846,496
American States Water Co.	19,453	1,419,291
American Water Works Co., Inc.	96,867	12,508,436
Artesian Resources Corp., Class A	5,123	170,903
Atmos Energy Corp.	80,541	13,397,190
Avista Corp.	39,141	1,616,132
Black Hills Corp.	37,990	2,772,510
Cadiz, Inc. *	22,878	129,032
California Water Service Group	27,919	1,247,979
CenterPoint Energy, Inc.	324,979	12,898,417
Chesapeake Utilities Corp.	12,066	1,552,653
Clearway Energy, Inc., Class C	59,836	2,163,071
CMS Energy Corp.	150,895	10,787,484
Consolidated Edison, Inc.	178,852	19,070,989
Consolidated Water Co. Ltd.	7,055	267,243
Constellation Energy Corp.	154,207	43,282,821
Dominion Energy, Inc.	420,046	25,274,168
DTE Energy Co.	102,370	13,756,481
Duke Energy Corp.	386,678	46,923,375
Edison International	189,126	11,778,767
Entergy Corp.	219,944	21,090,430
Essential Utilities, Inc.	139,602	5,415,162
Evergy, Inc.	113,645	8,719,981
Eversource Energy	185,998	12,858,042
Exelon Corp.	497,130	22,261,481
FirstEnergy Corp.	255,552	12,097,832
Genie Energy Ltd., Class B	9,550	131,504
Global Water Resources, Inc.	4,694	40,697
H2O America	17,143	892,122
Hallador Energy Co. *	16,191	299,372
Hawaiian Electric Industries, Inc. *	88,795	1,360,339
IDACORP, Inc.	26,498	3,518,669
MDU Resources Group, Inc.	105,153	2,156,688
MGE Energy, Inc.	19,205	1,534,095
Middlesex Water Co.	9,717	508,976
National Fuel Gas Co.	43,902	3,676,792
New Jersey Resources Corp.	51,673	2,556,780

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
NextEra Energy, Inc.	1,029,789	90,518,453
NiSource, Inc.	236,115	10,457,533
Northwest Natural Holding Co.	21,565	1,004,066
Northwestern Energy Group, Inc.	29,338	1,990,877
NRG Energy, Inc.	94,096	14,361,872
OGE Energy Corp.	100,252	4,379,007
Oklo, Inc. *	61,519	4,898,143
ONE Gas, Inc.	29,379	2,337,393
Ormat Technologies, Inc.	30,649	3,829,286
Otter Tail Corp.	20,403	1,819,131
PG&E Corp.	1,088,870	16,790,375
Pinnacle West Capital Corp.	58,402	5,464,091
Portland General Electric Co.	53,974	2,712,193
PPL Corp.	365,168	13,237,340
Public Service Enterprise Group, Inc.	246,194	20,276,538
Pure Cycle Corp. *	8,445	97,793
RGC Resources, Inc.	3,883	84,300
Sempra	322,173	28,032,273
Southern Co.	542,131	48,417,720
Southwest Gas Holdings, Inc.	31,618	2,618,603
Spire, Inc.	28,415	2,400,783
Talen Energy Corp. *	22,418	7,809,534
TXNM Energy, Inc.	49,576	2,921,018
UGI Corp.	104,341	4,185,118
Unitil Corp.	15,278	777,803
Vistra Corp.	157,148	24,884,386
WEC Energy Group, Inc.	160,768	17,792,195
Xcel Energy, Inc.	291,037	22,136,274
York Water Co.	6,196	208,062
		735,908,501
Total Common Stocks (Cost $12,919,722,590)		33,141,896,002

RIGHTS 0.0% OF NET ASSETS

Pharmaceuticals, Biotechnology & Life Sciences 0.0%
Aduro Biotech, Inc. CVR *(b)	5,747	11,721
Cartesian Therapeutics, Inc. CVR *(b)	59,796	125,528
Checkpoint Therapeutics, Inc. CVR *(b)	20,000	2,400
Cyteir Therapeutics, Inc. CVR *(b)	15,972	0
Frequency Therapeutics, Inc. CVR *(b)	23,364	962
F-star Therapeutics, Inc. Agonist CVR *(b)	975	0
F-star Therapeutics, Inc. Antagonist CVR *(b)	975	0
Homology Medicines, Inc. CVR *(b)	21,971	0
IMARA, Inc. CVR *(b)	11,519	0
Magenta Therapeutics, Inc. CVR *(b)	27,369	0
Miromatrix Medical, Inc. CVR *(b)	11,036	11,511
SECURITY	NUMBER OF SHARES	VALUE ($)
Pardes Biosciences, Inc. CVR *(b)	19,235	0
Sesen Bio, Inc. CVR *(b)	67,895	0
Surface Oncology, Inc. CVR *(b)	44,721	75
Tectonic Therapeutic, Inc. CVR *(b)	816	0
Zynerba Pharmaceuticals, Inc. CVR *(b)	37,596	0
		152,197
Total Rights (Cost $24,446)		152,197

SHORT-TERM INVESTMENTS 0.1% OF NET ASSETS

Money Market Funds 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.65% (e)(f)	31,463,745	31,463,745
Total Short-Term Investments (Cost $31,463,745)		31,463,745
Total Investments in Securities (Cost $12,951,210,781)		33,173,511,944

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED DEPRECIATION ($)
FUTURES CONTRACTS
Long
Russell 2000 Index, e-mini, expires 03/20/26	84	11,023,320	(159,928)
S&P 500 Index, e-mini, expires 03/20/26	285	99,261,938	(82,140)
			(242,068)

*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $29,288,554.
(b)	Fair valued using significant unobservable inputs (see notes to portfolio holdings for additional information).
(c)	Issuer is an affiliated company, as the investment adviser owns at least 5% of the voting securities of such company.
(d)	Issuer is affiliated with the fund’s investment adviser.
(e)	The rate shown is the annualized 7-day yield.
(f)	Security purchased with cash collateral received for securities on loan.

CVR —	Contingent Value Rights
REIT —	Real Estate Investment Trust

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued

Below is a summary of the fund’s transactions with affiliated issuers and companies which are or were affiliates during the period ended January 31, 2026. An affiliated company is a company in which the investment adviser has or had an ownership of at least 5% of the voting securities of a security issue during the report period. A dash in the Value at October 31, 2025, and/or Value and Balance of Shares Held at January 31, 2026, columns means either the issuer was not held or not held as an affiliate on the stated date.
SECURITY	VALUE AT 10/31/25	PURCHASES	SALES	NET REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 1/31/26	BALANCE OF SHARES HELD AT 1/31/26	DIVIDENDS RECEIVED
COMMON STOCKS 0.3% OF NET ASSETS

Capital Goods 0.0%
JELD-WEN Holding, Inc.	$—	$—	$—	$—	($65,610 )	$110,160	40,500	$—

Commercial & Professional Services 0.0%
TrueBlue, Inc.	85,320	—	—	—	11,160	96,480	18,000	—

Consumer Durables & Apparel 0.0%
Oxford Industries, Inc.	—	—	—	—	—	258,466	7,014	4,840

Equity Real Estate Investment Trusts (REITs) 0.0%
Service Properties Trust	169,488	—	—	—	(11,880)	157,608	79,200	792

Financial Services 0.3%
Charles Schwab Corp.	77,110,078	1,838,289	(1,278,907)	131,285	7,518,302	85,319,047	821,007	220,268

Food, Beverage & Tobacco 0.0%
Hain Celestial Group, Inc.	—	—	—	—	3,662	88,611	73,232	—

Health Care Equipment & Services 0.0%
Accendra Health, Inc.	—	—	—	—	(52,800)	66,300	30,000	—

Household & Personal Products 0.0%
Medifast, Inc.	107,399	—	—	—	(5,183)	102,216	8,935	—
Nu Skin Enterprises, Inc., Class A	—	—	—	—	(2,595)	250,290	23,590	1,415
						352,506

Media & Entertainment 0.0%
AMC Networks, Inc., Class A	—	167,465	—	—	(29,633)	256,065	33,212	—
EW Scripps Co., Class A	70,470	167,360	—	—	(2,503)	235,327	70,247	—
Gray Media, Inc.	—	—	—	—	(2,605)	195,802	43,415	3,473
						687,194
Total	$77,542,755	$2,173,114	($1,278,907 )	$131,285	$7,360,315	$87,136,372		$230,788

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund’s investments as of January 31, 2026 (see notes to portfolio holdings for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks [1]	$19,092,510,799	$—	$—	$19,092,510,799
Banks	1,273,056,617	—	1,369	1,273,057,986
Capital Goods	2,462,099,006	—	42	2,462,099,048
Health Care Equipment & Services	1,182,214,072	—	0 *	1,182,214,072
Materials	746,497,252	—	0 *	746,497,252
Pharmaceuticals, Biotechnology & Life Sciences	2,110,865,800	—	1,257 *	2,110,867,057
Software & Services	3,216,272,462	—	522,000 *	3,216,794,462
Technology Hardware & Equipment	2,744,425,465	—	0 *	2,744,425,465
Telecommunication Services	313,415,376	—	14,485 *	313,429,861
Rights
Pharmaceuticals, Biotechnology & Life Sciences	—	—	152,197 *	152,197
Short-Term Investments [1]	31,463,745	—	—	31,463,745
Liabilities
Futures Contracts [2]	(242,068)	—	—	(242,068)
Total	$33,172,578,526	$—	$691,350	$33,173,269,876

*	Level 3 amount shown includes securities determined to have no value.
[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.

Schwab Capital Trust
Schwab U.S. Large-Cap Growth Index Fund

Portfolio Holdings as of January 31, 2026 (Unaudited)

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 99.5% OF NET ASSETS

Automobiles & Components 3.7%
Tesla, Inc. *	388,276	167,117,873

Banks 0.4%
Bank of America Corp.	80,300	4,271,960
Citigroup, Inc.	48,321	5,591,223
NU Holdings Ltd., Class A *	510,122	9,054,665
Popular, Inc.	800	106,824
Western Alliance Bancorp	3,427	305,517
		19,330,189

Capital Goods 4.4%
3M Co.	12,973	1,986,945
AAON, Inc.	10,210	929,723
Allison Transmission Holdings, Inc.	2,150	233,705
Armstrong World Industries, Inc.	1,850	339,919
Axon Enterprise, Inc. *	11,360	5,493,469
Boeing Co. *	15,912	3,718,953
BWX Technologies, Inc.	2,432	499,606
Carlisle Cos., Inc.	718	244,759
Carpenter Technology Corp.	1,277	405,869
Caterpillar, Inc.	8,681	5,706,542
Comfort Systems USA, Inc.	5,301	6,054,272
Core & Main, Inc., Class A *	16,659	888,924
EMCOR Group, Inc.	2,323	1,674,256
Fastenal Co.	143,577	6,225,499
Ferguson Enterprises, Inc.	1,763	445,087
FTAI Aviation Ltd.	15,512	4,224,228
GE Vernova, Inc.	41,653	30,255,490
General Electric Co.	158,465	48,615,477
HEICO Corp.	15,270	5,052,996
Howmet Aerospace, Inc.	61,097	12,713,064
Illinois Tool Works, Inc.	14,417	3,766,585
Karman Holdings, Inc. *	7,776	807,149
Lennox International, Inc.	4,830	2,391,236
Leonardo DRS, Inc.	4,718	193,721
Loar Holdings, Inc. *	6,102	418,475
Lockheed Martin Corp.	8,752	5,550,693
MasTec, Inc. *	1,997	480,238
Quanta Services, Inc.	17,382	8,250,019
RBC Bearings, Inc. *	961	480,183
Rocket Lab Corp. *	63,001	5,044,490
Rockwell Automation, Inc.	1,405	592,418
Simpson Manufacturing Co., Inc.	486	85,915
SiteOne Landscape Supply, Inc. *	2,181	313,061
StandardAero, Inc. *	1,919	59,278
Trane Technologies PLC	33,949	14,278,270
TransDigm Group, Inc.	1,463	2,088,491
Vertiv Holdings Co., Class A	57,969	10,792,668
WillScot Holdings Corp.	7,089	141,993
WW Grainger, Inc.	5,680	6,134,059
		197,577,725

SECURITY	NUMBER OF SHARES	VALUE ($)
Commercial & Professional Services 1.3%
Automatic Data Processing, Inc.	57,611	14,219,547
Booz Allen Hamilton Holding Corp., Class A	18,204	1,609,598
Broadridge Financial Solutions, Inc.	16,156	3,184,509
Cintas Corp.	52,374	10,023,860
Copart, Inc. *	125,598	5,096,767
Dayforce, Inc. *	2,329	161,330
Equifax, Inc.	3,197	643,876
ExlService Holdings, Inc. *	23,289	911,764
KBR, Inc.	1,401	59,977
Paychex, Inc.	15,296	1,577,476
Paycom Software, Inc.	4,343	585,219
Paylocity Holding Corp. *	6,087	821,623
RB Global, Inc.	1,775	201,587
Rollins, Inc.	42,856	2,714,499
Tetra Tech, Inc.	7,303	275,031
Veralto Corp.	14,373	1,422,639
Verisk Analytics, Inc., Class A	12,836	2,791,317
Waste Management, Inc.	56,390	12,532,114
		58,832,733

Consumer Discretionary Distribution & Retail 6.9%
Amazon.com, Inc. *	899,455	215,239,582
AutoZone, Inc. *	398	1,474,307
Burlington Stores, Inc. *	9,576	2,833,155
Carvana Co., Class A *	20,595	8,260,860
Chewy, Inc., Class A *	33,377	971,604
Coupang, Inc., Class A *	198,703	4,005,853
Etsy, Inc. *	8,706	461,070
Floor & Decor Holdings, Inc., Class A *	4,942	325,974
Home Depot, Inc.	115,587	43,297,734
Lithia Motors, Inc., Class A	430	139,079
Murphy USA, Inc.	2,566	1,084,161
O'Reilly Automotive, Inc. *	117,909	11,603,425
Pool Corp.	907	230,460
RH *	339	67,403
Ross Stores, Inc.	9,744	1,838,206
TJX Cos., Inc.	85,394	12,792,875
Tractor Supply Co.	80,698	4,105,914
Ulta Beauty, Inc. *	1,727	1,117,991
Valvoline, Inc. *	16,612	543,545
Wayfair, Inc., Class A *	2,763	285,943
Williams-Sonoma, Inc.	2,733	559,308
		311,238,449

Consumer Durables & Apparel 0.3%
Birkenstock Holding PLC *	2,319	87,565
Deckers Outdoor Corp. *	22,250	2,655,315
Lululemon Athletica, Inc. *	9,136	1,594,232
On Holding AG, Class A *	33,871	1,532,663
Ralph Lauren Corp., Class A	422	149,139
SharkNinja, Inc. *	2,125	251,175
Somnigroup International, Inc.	30,687	2,695,853
Tapestry, Inc.	28,877	3,664,780
TopBuild Corp. *	332	155,393
		12,786,115

Schwab U.S. Large-Cap Growth Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Consumer Services 2.7%
Airbnb, Inc., Class A *	64,826	8,386,540
Booking Holdings, Inc.	4,658	23,298,571
Bright Horizons Family Solutions, Inc. *	1,071	99,207
Carnival Corp. *	50,753	1,523,605
Cava Group, Inc. *	15,176	919,969
Chipotle Mexican Grill, Inc., Class A *	200,452	7,791,569
Choice Hotels International, Inc.	1,146	117,809
Churchill Downs, Inc.	8,926	877,961
Darden Restaurants, Inc.	16,926	3,374,198
Domino's Pizza, Inc.	1,475	605,237
DoorDash, Inc., Class A *	54,629	11,178,186
DraftKings, Inc., Class A *	73,179	2,013,154
Duolingo, Inc. *	5,730	768,164
Dutch Bros, Inc., Class A *	17,905	973,853
Expedia Group, Inc.	17,782	4,709,385
Flutter Entertainment PLC *	19,845	3,277,402
Grand Canyon Education, Inc. *	1,239	215,388
H&R Block, Inc.	3,139	123,834
Hilton Worldwide Holdings, Inc.	34,701	10,358,596
Las Vegas Sands Corp.	46,785	2,466,973
Marriott International, Inc., Class A	26,218	8,266,535
McDonald's Corp.	6,221	1,959,615
Norwegian Cruise Line Holdings Ltd. *	61,531	1,351,221
Planet Fitness, Inc., Class A *	12,878	1,172,413
Restaurant Brands International, Inc.	31,506	2,110,587
Royal Caribbean Cruises Ltd.	38,593	12,529,217
Starbucks Corp.	23,310	2,143,355
Texas Roadhouse, Inc., Class A	10,048	1,807,233
Travel & Leisure Co.	2,958	205,699
Vail Resorts, Inc.	4,275	568,874
Viking Holdings Ltd. *	26,682	1,925,106
Wendy's Co.	9,932	77,370
Wingstop, Inc.	4,205	1,116,133
Wyndham Hotels & Resorts, Inc.	10,016	729,065
Yum! Brands, Inc.	14,303	2,224,116
		121,266,140

Consumer Staples Distribution & Retail 1.7%
BJ's Wholesale Club Holdings, Inc. *	3,030	280,093
Casey's General Stores, Inc.	839	508,854
Costco Wholesale Corp.	67,625	63,584,406
Performance Food Group Co. *	2,864	273,369
Sprouts Farmers Market, Inc. *	14,771	1,047,412
Sysco Corp.	39,250	3,291,112
Walmart, Inc.	66,388	7,909,466
		76,894,712

Energy 0.3%
Cheniere Energy, Inc.	14,528	3,072,963
HF Sinclair Corp.	2,450	127,375
Phillips 66	4,276	613,863
SLB Ltd.	17,972	869,485
Targa Resources Corp.	32,356	6,502,909
Texas Pacific Land Corp.	8,868	3,089,256
Williams Cos., Inc.	9,745	655,449
		14,931,300

Equity Real Estate Investment Trusts (REITs) 0.4%
American Tower Corp.	71,170	12,759,358
Lamar Advertising Co., Class A	13,003	1,668,415
Public Storage	3,159	872,484
Simon Property Group, Inc.	11,134	2,130,045
SECURITY	NUMBER OF SHARES	VALUE ($)
Sun Communities, Inc.	3,439	438,232
UDR, Inc.	2,626	97,556
		17,966,090

Financial Services 5.3%
Affirm Holdings, Inc. *	25,057	1,510,937
Ally Financial, Inc.	5,046	213,345
American Express Co.	26,945	9,489,221
Ameriprise Financial, Inc.	12,854	6,776,500
Apollo Global Management, Inc.	43,691	5,878,187
ARES Management Corp., Class A	28,616	4,282,957
Bank of New York Mellon Corp.	7,968	955,522
Blackstone, Inc.	112,958	16,087,478
Block, Inc. *	30,048	1,815,801
Blue Owl Capital, Inc., Class A	99,834	1,361,736
Brookfield Asset Management Ltd., Class A	20,164	1,002,352
Bullish *(a)	800	24,160
Charles Schwab Corp. (b)	21,917	2,277,615
Coinbase Global, Inc., Class A *	3,347	651,795
Corpay, Inc. *	10,266	3,229,992
Credit Acceptance Corp. *	65	32,386
Equitable Holdings, Inc.	46,166	2,142,102
FactSet Research Systems, Inc.	336	85,465
Figure Technology Solutions, Inc., Class A *(a)	1,000	56,880
Fiserv, Inc. *	22,508	1,434,435
Freedom Holding Corp. *(a)	2,208	273,130
Goldman Sachs Group, Inc.	2,421	2,264,628
Hamilton Lane, Inc., Class A	4,010	566,372
Houlihan Lokey, Inc., Class A	3,130	526,842
Interactive Brokers Group, Inc., Class A	3,726	279,003
Jefferies Financial Group, Inc.	5,827	356,496
KKR & Co., Inc.	25,743	2,941,395
Lazard, Inc.	2,411	129,519
LPL Financial Holdings, Inc.	12,132	4,422,114
Mastercard, Inc., Class A	122,567	66,037,874
Moody's Corp.	23,697	12,217,225
Morningstar, Inc.	2,318	468,445
MSCI, Inc., Class A	5,460	3,326,341
Robinhood Markets, Inc., Class A *	15,237	1,515,777
Shift4 Payments, Inc., Class A *(a)	9,905	584,791
SLM Corp.	4,051	109,985
SoFi Technologies, Inc. *	25,092	572,348
Toast, Inc., Class A *	70,631	2,197,330
TPG, Inc.	18,932	1,115,284
Tradeweb Markets, Inc., Class A	1,348	138,938
UWM Holdings Corp.	3,501	17,190
Visa, Inc., Class A	256,510	82,552,613
WEX, Inc. *	388	59,713
XP, Inc., Class A	4,698	91,658
		242,073,877

Food, Beverage & Tobacco 0.8%
Celsius Holdings, Inc. *	25,153	1,320,029
Coca-Cola Co.	289,619	21,666,397
Coca-Cola Consolidated, Inc.	1,284	195,245
Darling Ingredients, Inc. *	2,567	117,209
Freshpet, Inc. *	2,032	141,630
Hershey Co.	2,618	509,856
Monster Beverage Corp. *	106,448	8,596,741
PepsiCo, Inc.	28,487	4,376,458
		36,923,565

Schwab U.S. Large-Cap Growth Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Health Care Equipment & Services 2.1%
Boston Scientific Corp. *	38,796	3,628,590
Cardinal Health, Inc.	18,224	3,915,973
Cencora, Inc.	27,954	10,041,636
Chemed Corp.	194	82,865
Cigna Group	3,176	870,573
DaVita, Inc. *	5,241	573,051
Dexcom, Inc. *	59,327	4,333,244
Doximity, Inc., Class A *	20,638	773,306
HCA Healthcare, Inc.	5,240	2,558,535
IDEXX Laboratories, Inc. *	12,147	8,144,078
Inspire Medical Systems, Inc. *	4,195	317,897
Insulet Corp. *	10,675	2,730,772
Intuitive Surgical, Inc. *	53,794	27,124,011
Masimo Corp. *	6,841	939,474
McKesson Corp.	17,661	14,680,000
Molina Healthcare, Inc. *	4,270	766,849
Penumbra, Inc. *	5,717	2,047,658
ResMed, Inc.	5,286	1,365,427
Stryker Corp.	13,520	4,996,451
Veeva Systems, Inc., Class A *	17,947	3,659,752
		93,550,142

Household & Personal Products 0.2%
Colgate-Palmolive Co.	57,629	5,203,322
Kimberly-Clark Corp.	18,349	1,834,717
		7,038,039

Insurance 0.4%
Aon PLC, Class A	29,523	10,322,422
Arthur J Gallagher & Co.	2,401	598,737
Brown & Brown, Inc.	4,675	337,067
Everest Group Ltd.	881	291,858
Kinsale Capital Group, Inc.	3,347	1,325,010
Markel Group, Inc. *	387	789,728
Marsh & McLennan Cos., Inc.	8,893	1,673,574
Progressive Corp.	4,506	937,248
RLI Corp.	530	30,968
Ryan Specialty Holdings, Inc., Class A	15,875	766,445
		17,073,057

Materials 0.3%
Anglogold Ashanti PLC	9,253	859,326
Eagle Materials, Inc.	273	55,640
Ecolab, Inc.	9,322	2,628,711
James Hardie Industries PLC, ADR *	14,533	334,113
Sherwin-Williams Co.	31,862	11,299,540
Steel Dynamics, Inc.	1,984	356,267
		15,533,597

Media & Entertainment 12.7%
Alphabet, Inc., Class A	502,601	169,879,138
Alphabet, Inc., Class C	409,165	138,514,627
DoubleVerify Holdings, Inc. *	11,297	122,234
Liberty Broadband Corp., Class C *	4,398	211,588
Liberty Media Corp.-Liberty Formula One, Class C *	10,796	939,468
Live Nation Entertainment, Inc. *	24,012	3,492,545
Meta Platforms, Inc., Class A	253,125	181,364,062
Netflix, Inc. *	645,734	53,912,332
Nexstar Media Group, Inc., Class A	535	113,623
NIQ Global Intelligence PLC *	3,300	56,067
Pinterest, Inc., Class A *	44,737	990,030
Reddit, Inc., Class A *	18,928	3,412,151
SECURITY	NUMBER OF SHARES	VALUE ($)
ROBLOX Corp., Class A *	94,469	6,212,281
Roku, Inc. *	3,018	287,314
Spotify Technology SA *	23,457	11,736,710
Take-Two Interactive Software, Inc. *	9,625	2,120,387
TKO Group Holdings, Inc.	4,753	962,863
Trade Desk, Inc., Class A *	67,502	2,047,336
Trump Media & Technology Group Corp. *	16,399	209,579
		576,584,335

Pharmaceuticals, Biotechnology & Life Sciences 6.0%
AbbVie, Inc.	269,900	60,190,399
Alnylam Pharmaceuticals, Inc. *	19,305	6,526,248
Amgen, Inc.	60,459	20,669,723
Apellis Pharmaceuticals, Inc. *	16,514	372,886
Bristol-Myers Squibb Co.	59,484	3,274,594
Caris Life Sciences, Inc. *	1,600	37,056
Corcept Therapeutics, Inc. *	14,227	567,231
Eli Lilly & Co.	122,024	126,557,192
Exact Sciences Corp. *	1,601	163,846
Exelixis, Inc. *	32,644	1,350,156
Gilead Sciences, Inc.	51,130	7,257,904
Halozyme Therapeutics, Inc. *	17,509	1,255,570
Incyte Corp. *	6,331	633,543
Insmed, Inc. *	29,886	4,688,217
Ionis Pharmaceuticals, Inc. *	22,222	1,837,093
Medpace Holdings, Inc. *	3,379	1,968,200
Natera, Inc. *	19,808	4,578,421
Neurocrine Biosciences, Inc. *	12,551	1,707,689
Repligen Corp. *	1,011	151,013
Sarepta Therapeutics, Inc. *	11,869	241,416
Sotera Health Co. *	2,803	50,790
Summit Therapeutics, Inc. *	18,629	269,748
Tempus AI, Inc. *	14,770	883,541
Ultragenyx Pharmaceutical, Inc. *	14,102	339,435
Vertex Pharmaceuticals, Inc. *	39,183	18,412,092
Viking Therapeutics, Inc. *	1,201	34,877
Waters Corp. *	4,717	1,748,686
Zoetis, Inc.	54,226	6,768,489
		272,536,055

Real Estate Management & Development 0.0%
CBRE Group, Inc., Class A *	4,990	849,947
CoStar Group, Inc. *	7,612	468,138
Jones Lang LaSalle, Inc. *	1,926	689,334
		2,007,419

Semiconductors & Semiconductor Equipment 20.6%
Advanced Micro Devices, Inc. *	143,586	33,991,114
Applied Materials, Inc.	34,737	11,196,430
Astera Labs, Inc. *	19,224	2,895,519
Broadcom, Inc.	626,770	207,648,901
Enphase Energy, Inc. *	19,811	732,611
Entegris, Inc.	3,740	441,582
KLA Corp.	20,038	28,613,062
Lam Research Corp.	191,334	44,668,835
Lattice Semiconductor Corp. *	17,664	1,422,305
MACOM Technology Solutions Holdings, Inc. *	2,569	562,765
Marvell Technology, Inc.	9,328	736,166
Monolithic Power Systems, Inc.	7,053	7,928,630
NVIDIA Corp.	3,000,933	573,568,324
Onto Innovation, Inc. *	1,759	355,406

Schwab U.S. Large-Cap Growth Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
QUALCOMM, Inc.	37,770	5,725,554
Texas Instruments, Inc.	56,736	12,229,445
		932,716,649

Software & Services 15.9%
Adobe, Inc. *	63,737	18,690,875
Appfolio, Inc., Class A *	3,494	663,441
AppLovin Corp., Class A *	36,309	17,178,151
Atlassian Corp., Class A *	25,301	2,990,072
Autodesk, Inc. *	32,494	8,216,758
Bentley Systems, Inc., Class B	24,232	851,028
Cadence Design Systems, Inc. *	41,594	12,326,798
Circle Internet Group, Inc. *	1,046	66,871
Cloudflare, Inc., Class A *	47,768	8,471,655
Confluent, Inc., Class A *	44,075	1,346,050
Crowdstrike Holdings, Inc., Class A *	37,679	16,631,699
Datadog, Inc., Class A *	47,547	6,148,778
Docusign, Inc., Class A *	23,251	1,221,608
Dropbox, Inc., Class A *	7,666	195,330
Dynatrace, Inc. *	45,541	1,734,657
Elastic NV *	14,127	931,393
Fair Isaac Corp. *	2,945	4,309,036
Fortinet, Inc. *	96,894	7,873,606
Gartner, Inc. *	11,231	2,354,130
Gen Digital, Inc.	9,030	216,630
Gitlab, Inc., Class A *	21,264	743,815
Globant SA *	963	64,405
GoDaddy, Inc., Class A *	20,572	2,067,897
Guidewire Software, Inc. *	12,922	1,818,901
HubSpot, Inc. *	7,746	2,168,880
Intuit, Inc.	41,587	20,748,586
Kyndryl Holdings, Inc. *	2,313	53,199
Manhattan Associates, Inc. *	9,209	1,390,651
Microsoft Corp.	960,304	413,209,208
MongoDB, Inc., Class A *	1,149	426,658
nCino, Inc. *	2,442	52,137
Nutanix, Inc., Class A *	9,730	382,681
Okta, Inc. *	10,124	855,275
Oracle Corp.	256,497	42,214,276
Palantir Technologies, Inc., Class A *	332,836	48,790,429
Palo Alto Networks, Inc. *	102,419	18,125,090
Pegasystems, Inc.	5,118	223,605
Procore Technologies, Inc. *	17,618	995,241
PTC, Inc. *	2,156	336,616
RingCentral, Inc., Class A *	13,109	339,261
Rubrik, Inc., Class A *	12,582	703,963
Salesforce, Inc.	15,961	3,388,361
Samsara, Inc., Class A *	47,590	1,334,899
SentinelOne, Inc., Class A *	32,850	459,243
ServiceNow, Inc. *	157,482	18,426,969
Snowflake, Inc., Class A *	50,018	9,638,469
Strategy, Inc., Class A *	2,484	371,880
Synopsys, Inc. *	20,640	9,599,974
Teradata Corp. *	3,306	94,287
Twilio, Inc., Class A *	3,748	451,484
Tyler Technologies, Inc. *	5,448	2,012,491
Unity Software, Inc. *	2,970	86,427
Workday, Inc., Class A *	32,792	5,759,259
Zscaler, Inc. *	15,254	3,050,952
		722,804,035

Technology Hardware & Equipment 12.1%
Amphenol Corp., Class A	185,861	26,778,853
Apple, Inc.	1,874,319	486,348,294
Arista Networks, Inc. *	157,216	22,283,796
CDW Corp.	1,750	221,182
Dell Technologies, Inc., Class C	6,698	766,519
SECURITY	NUMBER OF SHARES	VALUE ($)
Jabil, Inc.	10,514	2,493,816
Lumentum Holdings, Inc. *	843	330,321
Motorola Solutions, Inc.	10,709	4,310,801
NetApp, Inc.	12,096	1,165,450
Pure Storage, Inc., Class A *	40,554	2,820,125
Super Micro Computer, Inc. *	36,007	1,048,164
Ubiquiti, Inc.	648	357,320
		548,924,641

Telecommunication Services 0.1%
AST SpaceMobile, Inc. *	30,961	3,443,173
GCI Liberty, Inc., Class C *	1,078	39,875
Iridium Communications, Inc.	1,100	21,912
		3,504,960

Transportation 0.6%
Alaska Air Group, Inc. *	3,245	164,943
American Airlines Group, Inc. *	5,570	74,081
Avis Budget Group, Inc. *	844	97,052
Lyft, Inc., Class A *	9,749	164,466
Old Dominion Freight Line, Inc.	1,657	286,992
Southwest Airlines Co.	7,352	349,367
Uber Technologies, Inc. *	306,839	24,562,462
U-Haul Holding Co., Non Voting Shares	6,334	324,998
Union Pacific Corp.	7,187	1,689,664
XPO, Inc. *	3,612	534,973
		28,248,998

Utilities 0.3%
NRG Energy, Inc.	28,745	4,387,349
Vistra Corp.	51,507	8,156,134
		12,543,483
Total Common Stocks (Cost $2,829,929,622)		4,510,004,178

INVESTMENT COMPANIES 0.2% OF NET ASSETS

Equity Funds 0.2%
iShares Russell 1000 Growth ETF	16,400	7,641,580
Total Investment Companies (Cost $6,134,235)		7,641,580

SHORT-TERM INVESTMENTS 0.3% OF NET ASSETS

Money Market Funds 0.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.65% (c)	14,163,369	14,163,369
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.65% (c)(d)	906,470	906,470
		15,069,839
Total Short-Term Investments (Cost $15,069,839)		15,069,839
Total Investments in Securities (Cost $2,851,133,696)		4,532,715,597

Schwab U.S. Large-Cap Growth Index Fund
Portfolio Holdings (Unaudited) continued

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED DEPRECIATION ($)
FUTURES CONTRACTS
Long
NASDAQ 100 Index, e-mini, expires 03/20/26	26	13,348,400	(104,019)
S&P 500 Index, e-mini, expires 03/20/26	1	348,288	(1,752)
			(105,771)

*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $874,708.
(b)	Issuer is affiliated with the fund’s investment adviser.
(c)	The rate shown is the annualized 7-day yield.
(d)	Security purchased with cash collateral received for securities on loan.

ADR —	American Depositary Receipt
ETF —	Exchange-Traded Fund
REIT —	Real Estate Investment Trust

Below is a summary of the fund’s transactions with affiliated issuers during the period ended January 31, 2026:
SECURITY	VALUE AT 10/31/25	PURCHASES	SALES	NET REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 1/31/26	BALANCE OF SHARES HELD AT 1/31/26	DIVIDENDS RECEIVED
COMMON STOCKS 0.1% OF NET ASSETS

Financial Services 0.1%
Charles Schwab Corp.	$1,899,568	$179,563	$—	$—	$198,484	$2,277,615	21,917	$5,499

The following is a summary of the inputs used to value the fund’s investments as of January 31, 2026 (see notes to portfolio holdings for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks [1]	$4,510,004,178	$—	$—	$4,510,004,178
Investment Companies [1]	7,641,580	—	—	7,641,580
Short-Term Investments [1]	15,069,839	—	—	15,069,839
Liabilities
Futures Contracts [2]	(105,771)	—	—	(105,771)
Total	$4,532,609,826	$—	$—	$4,532,609,826

[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.

Schwab Capital Trust
Schwab U.S. Large-Cap Value Index Fund

Portfolio Holdings as of January 31, 2026 (Unaudited)

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 99.4% OF NET ASSETS

Automobiles & Components 0.6%
Aptiv PLC *	6,875	520,781
BorgWarner, Inc.	6,696	317,457
Ford Motor Co.	123,184	1,709,794
General Motors Co.	29,437	2,472,708
Gentex Corp.	6,972	160,426
Harley-Davidson, Inc.	3,346	66,251
Lear Corp.	1,648	192,964
Lucid Group, Inc. *(a)	3,956	43,793
QuantumScape Corp., Class A *	13,990	123,812
Rivian Automotive, Inc., Class A *	24,715	364,546
Thor Industries, Inc.	1,604	179,440
		6,151,972

Banks 7.0%
Bank of America Corp.	193,155	10,275,846
Bank OZK	3,367	160,134
BOK Financial Corp.	709	92,127
Citigroup, Inc.	46,004	5,323,123
Citizens Financial Group, Inc.	13,572	854,765
Columbia Banking System, Inc.	9,282	273,262
Comerica, Inc.	4,013	355,833
Commerce Bancshares, Inc.	4,105	216,087
Cullen/Frost Bankers, Inc.	1,877	258,688
East West Bancorp, Inc.	4,299	491,978
Fifth Third Bancorp	21,012	1,055,223
First Citizens BancShares, Inc., Class A	286	591,897
First Hawaiian, Inc.	3,907	103,731
First Horizon Corp.	15,877	388,828
FNB Corp.	11,154	195,753
Huntington Bancshares, Inc.	63,285	1,106,222
JPMorgan Chase & Co.	85,722	26,221,503
KeyCorp	29,861	642,609
M&T Bank Corp.	4,856	1,075,944
Pinnacle Financial Partners, Inc.	4,718	448,635
PNC Financial Services Group, Inc.	12,468	2,784,104
Popular, Inc.	1,881	251,170
Prosperity Bancshares, Inc.	2,868	197,921
Regions Financial Corp.	27,871	794,323
Southstate Bank Corp.	3,142	321,521
TFS Financial Corp.	1,698	23,899
Truist Financial Corp.	40,706	2,093,102
U.S. Bancorp	49,284	2,765,325
Webster Financial Corp.	5,182	340,820
Wells Fargo & Co.	99,194	8,976,065
Western Alliance Bancorp	2,703	240,972
Wintrust Financial Corp.	2,076	306,189
Zions Bancorp NA	4,570	273,789
		69,501,388

Capital Goods 10.2%
3M Co.	14,120	2,162,619
A.O. Smith Corp.	3,594	264,123
Acuity, Inc.	971	300,272
Advanced Drainage Systems, Inc.	2,218	337,225
AECOM	4,159	401,052
SECURITY	NUMBER OF SHARES	VALUE ($)
AGCO Corp.	1,942	220,242
Air Lease Corp., Class A	3,259	210,629
Allegion PLC	2,709	448,042
Allison Transmission Holdings, Inc.	2,167	235,553
AMETEK, Inc.	7,269	1,628,111
API Group Corp. *	11,622	483,127
Applied Industrial Technologies, Inc.	1,181	307,544
Armstrong World Industries, Inc.	960	176,390
ATI, Inc. *	4,272	513,922
Boeing Co. *	20,273	4,738,206
Builders FirstSource, Inc. *	3,412	390,333
BWX Technologies, Inc.	2,363	485,431
Carlisle Cos., Inc.	1,152	392,705
Carpenter Technology Corp.	1,244	395,381
Carrier Global Corp.	24,774	1,476,035
Caterpillar, Inc.	12,813	8,422,754
CNH Industrial NV	27,681	297,848
Core & Main, Inc., Class A *	2,535	135,268
Crane Co.	1,550	283,092
Cummins, Inc.	4,343	2,513,815
Curtiss-Wright Corp.	1,186	778,834
Deere & Co.	7,710	4,070,880
Donaldson Co., Inc.	3,655	372,591
Dover Corp.	4,288	863,989
Eaton Corp. PLC	12,366	4,345,660
EMCOR Group, Inc.	916	660,189
Emerson Electric Co.	17,785	2,613,684
Esab Corp.	1,784	216,042
Everus Construction Group, Inc. *	1,587	140,434
Fastenal Co.	6,434	278,978
Ferguson Enterprises, Inc.	5,678	1,433,468
Flowserve Corp.	4,006	313,069
Fortive Corp.	10,058	531,163
Fortune Brands Innovations, Inc.	3,834	207,419
Gates Industrial Corp. PLC *	7,986	183,838
Generac Holdings, Inc. *	1,811	304,320
General Dynamics Corp.	7,974	2,799,592
Graco, Inc.	5,231	456,823
Hayward Holdings, Inc. *	6,170	99,584
Hexcel Corp.	2,515	208,267
Honeywell International, Inc.	20,067	4,565,644
Hubbell, Inc., Class B	1,687	823,155
Huntington Ingalls Industries, Inc.	1,236	519,750
IDEX Corp.	2,381	472,748
Illinois Tool Works, Inc.	6,150	1,606,749
Ingersoll Rand, Inc.	12,557	1,081,032
ITT, Inc.	2,660	484,918
Johnson Controls International PLC	20,832	2,484,424
L3Harris Technologies, Inc.	5,893	2,020,415
Leonardo DRS, Inc.	1,508	61,918
Lincoln Electric Holdings, Inc.	1,683	446,584
Loar Holdings, Inc. *	106	7,269
Lockheed Martin Corp.	4,697	2,978,931
Masco Corp.	6,542	432,361
MasTec, Inc. *	1,545	371,542
Middleby Corp. *	1,517	223,257
MSC Industrial Direct Co., Inc., Class A	1,366	115,208
Mueller Industries, Inc.	3,441	468,458
Nordson Corp.	1,672	459,014
Northrop Grumman Corp.	4,279	2,962,181
nVent Electric PLC	5,044	566,239

Schwab U.S. Large-Cap Value Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Oshkosh Corp.	1,983	285,195
Otis Worldwide Corp.	12,295	1,050,239
Owens Corning	2,624	314,460
PACCAR, Inc.	16,262	1,998,762
Parker-Hannifin Corp.	3,991	3,734,937
Pentair PLC	5,177	545,500
Quanta Services, Inc.	1,044	495,514
QXO, Inc. *	19,205	425,967
RBC Bearings, Inc. *	776	387,744
Regal Rexnord Corp.	2,077	335,435
Rockwell Automation, Inc.	3,285	1,385,120
RTX Corp.	42,217	8,482,662
Sensata Technologies Holding PLC	4,570	158,076
Simpson Manufacturing Co., Inc.	1,205	213,020
SiteOne Landscape Supply, Inc. *	965	138,516
Snap-on, Inc.	1,622	593,830
StandardAero, Inc. *	4,047	125,012
Stanley Black & Decker, Inc.	4,858	382,130
Textron, Inc.	5,560	489,614
Timken Co.	1,992	185,634
Toro Co.	3,093	283,010
TransDigm Group, Inc.	1,439	2,054,230
Trex Co., Inc. *	3,351	138,798
United Rentals, Inc.	2,003	1,566,466
Valmont Industries, Inc.	615	274,019
Watsco, Inc.	1,097	423,936
WESCO International, Inc.	1,505	435,592
Westinghouse Air Brake Technologies Corp.	5,363	1,234,241
WillScot Holdings Corp.	4,123	82,584
Woodward, Inc.	1,894	601,989
WW Grainger, Inc.	204	220,308
Xylem, Inc.	7,678	1,058,566
		101,351,446

Commercial & Professional Services 1.0%
Amentum Holdings, Inc. *	5,078	181,691
Automatic Data Processing, Inc.	940	232,011
Broadridge Financial Solutions, Inc.	337	66,426
CACI International, Inc., Class A *	684	424,477
Clarivate PLC *	11,819	31,320
Clean Harbors, Inc. *	1,591	413,517
Concentrix Corp. (a)	1,363	50,908
Copart, Inc. *	1,931	78,360
Dayforce, Inc. *	4,406	305,204
Equifax, Inc.	3,176	639,646
FTI Consulting, Inc. *	966	168,731
Genpact Ltd.	5,138	226,586
Jacobs Solutions, Inc.	3,771	510,065
KBR, Inc.	3,643	155,957
Leidos Holdings, Inc.	4,015	755,944
ManpowerGroup, Inc.	1,485	53,950
MSA Safety, Inc.	1,158	205,140
Parsons Corp. *	1,701	119,172
Paychex, Inc.	6,980	719,847
Paycom Software, Inc.	734	98,906
Paylocity Holding Corp. *	113	15,253
RB Global, Inc.	5,515	626,339
Republic Services, Inc., Class A	6,392	1,374,855
Robert Half, Inc.	3,067	106,149
Science Applications International Corp.	1,452	147,755
SS&C Technologies Holdings, Inc.	6,618	541,948
Tetra Tech, Inc.	6,758	254,506
TransUnion	6,127	484,156
Veralto Corp.	4,522	447,588
Verisk Analytics, Inc., Class A	1,757	382,077
		9,818,484

SECURITY	NUMBER OF SHARES	VALUE ($)
Consumer Discretionary Distribution & Retail 4.1%
Amazon.com, Inc. *	83,219	19,914,307
AutoNation, Inc. *	827	169,518
AutoZone, Inc. *	445	1,648,409
Bath & Body Works, Inc.	6,407	139,673
Best Buy Co., Inc.	6,078	395,678
CarMax, Inc. *	4,631	206,265
Dick's Sporting Goods, Inc.	1,992	402,384
Dillard's, Inc., Class A	97	58,933
eBay, Inc.	14,263	1,301,071
Etsy, Inc. *	1,295	68,583
Five Below, Inc. *	1,694	324,638
Floor & Decor Holdings, Inc., Class A *	2,300	151,708
GameStop Corp., Class A *	12,841	306,643
Gap, Inc.	7,136	199,665
Genuine Parts Co.	4,390	610,166
Home Depot, Inc.	7,475	2,800,060
Lithia Motors, Inc., Class A	674	217,999
LKQ Corp.	8,043	264,213
Lowe's Cos., Inc.	17,686	4,723,223
Macy's, Inc.	8,386	167,888
Ollie's Bargain Outlet Holdings, Inc. *	1,942	214,222
O'Reilly Automotive, Inc. *	2,160	212,566
Penske Automotive Group, Inc.	576	90,311
Pool Corp.	856	217,501
RH *	402	79,930
Ross Stores, Inc.	8,045	1,517,689
TJX Cos., Inc.	17,648	2,643,847
Ulta Beauty, Inc. *	1,069	692,028
Valvoline, Inc. *	566	18,519
Wayfair, Inc., Class A *	2,546	263,485
Williams-Sonoma, Inc.	3,183	651,401
		40,672,523

Consumer Durables & Apparel 1.1%
Amer Sports, Inc. *	4,673	171,172
Birkenstock Holding PLC *	1,233	46,558
Brunswick Corp.	2,079	166,777
Columbia Sportswear Co.	829	45,827
Crocs, Inc. *	1,568	131,587
DR Horton, Inc.	8,310	1,236,860
Garmin Ltd.	5,143	1,037,035
Hasbro, Inc.	4,157	371,262
Lennar Corp., Class A	6,748	737,894
Lululemon Athletica, Inc. *	1,396	243,602
Mattel, Inc. *	9,864	206,059
Mohawk Industries, Inc. *	1,601	189,526
Newell Brands, Inc.	13,342	56,703
NIKE, Inc., Class B	36,510	2,256,683
NVR, Inc. *	86	656,673
PulteGroup, Inc.	6,146	768,803
PVH Corp.	1,481	92,355
Ralph Lauren Corp., Class A	1,109	391,932
SharkNinja, Inc. *	2,160	255,312
Tapestry, Inc.	546	69,293
Toll Brothers, Inc.	3,030	437,805
TopBuild Corp. *	822	384,737
Under Armour, Inc., Class A *	11,795	72,775
VF Corp.	11,130	218,037
Whirlpool Corp.	1,682	134,543
YETI Holdings, Inc. *	2,565	117,246
		10,497,056

Consumer Services 1.5%
ADT, Inc.	15,843	126,744
Aramark	8,218	316,311

Schwab U.S. Large-Cap Value Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Booking Holdings, Inc.	62	310,114
Boyd Gaming Corp.	1,727	146,001
Bright Horizons Family Solutions, Inc. *	1,566	145,059
Caesars Entertainment, Inc. *	6,282	130,037
Carnival Corp. *	23,565	707,421
Choice Hotels International, Inc.	591	60,755
Churchill Downs, Inc.	340	33,442
Darden Restaurants, Inc.	178	35,484
Domino's Pizza, Inc.	685	281,076
Flutter Entertainment PLC *	851	140,543
Grand Canyon Education, Inc. *	623	108,302
H&R Block, Inc.	3,267	128,883
Hyatt Hotels Corp., Class A	1,269	198,433
Liberty Live Holdings, Inc., Class C *	2,040	168,463
Marriott International, Inc., Class A	1,641	517,407
McDonald's Corp.	21,282	6,703,830
MGM Resorts International *	6,500	218,010
Norwegian Cruise Line Holdings Ltd. *	1,425	31,293
Penn Entertainment, Inc. *	4,618	59,295
Restaurant Brands International, Inc.	3,710	248,533
Service Corp. International	4,295	345,447
Starbucks Corp.	31,143	2,863,599
Travel & Leisure Co.	1,318	91,654
Vail Resorts, Inc.	211	28,078
Wendy's Co.	2,929	22,817
Wyndham Hotels & Resorts, Inc.	232	16,887
Wynn Resorts Ltd.	2,417	259,707
Yum! Brands, Inc.	5,852	909,986
		15,353,611

Consumer Staples Distribution & Retail 2.2%
Albertsons Cos., Inc., Class A	12,426	206,893
BJ's Wholesale Club Holdings, Inc. *	3,509	324,372
Casey's General Stores, Inc.	996	604,074
Dollar General Corp.	6,941	995,548
Dollar Tree, Inc. *	6,066	713,301
Kroger Co.	19,161	1,204,269
Maplebear, Inc. *	5,471	203,302
Performance Food Group Co. *	4,212	402,035
Sysco Corp.	6,995	586,531
Target Corp.	14,342	1,512,651
U.S. Foods Holding Corp. *	7,107	594,287
Walmart, Inc.	123,570	14,722,130
		22,069,393

Energy 6.2%
Antero Midstream Corp.	10,516	197,911
Antero Resources Corp. *	9,102	331,040
APA Corp.	11,001	290,536
Baker Hughes Co., Class A	31,293	1,753,660
Cheniere Energy, Inc.	3,710	784,739
Chevron Corp.	59,118	10,457,974
Chord Energy Corp.	1,827	183,139
ConocoPhillips	39,464	4,113,333
Coterra Energy, Inc.	23,803	686,717
Devon Energy Corp.	19,310	776,455
Diamondback Energy, Inc.	5,934	972,879
DT Midstream, Inc.	3,194	402,508
EOG Resources, Inc.	17,245	1,933,682
EQT Corp.	19,611	1,132,143
Expand Energy Corp.	7,156	804,406
Exxon Mobil Corp.	133,314	18,850,600
Halliburton Co.	26,416	885,464
HF Sinclair Corp.	4,459	231,823
Kinder Morgan, Inc.	61,362	1,870,927
Marathon Petroleum Corp.	9,596	1,690,719
Matador Resources Co.	3,710	167,840
SECURITY	NUMBER OF SHARES	VALUE ($)
NOV, Inc.	11,494	210,915
Occidental Petroleum Corp.	22,254	1,010,109
ONEOK, Inc.	19,718	1,561,468
Ovintiv, Inc.	8,106	352,368
Permian Resources Corp., Class A	22,438	361,925
Phillips 66	11,807	1,695,013
Range Resources Corp.	7,465	282,550
SLB Ltd.	43,588	2,108,788
TechnipFMC PLC	12,627	703,577
Valero Energy Corp.	9,592	1,740,277
Viper Energy, Inc., Class A	5,312	224,910
Weatherford International PLC	2,200	206,976
Williams Cos., Inc.	36,393	2,447,793
		61,425,164

Equity Real Estate Investment Trusts (REITs) 3.6%
Agree Realty Corp.	3,594	259,595
Alexandria Real Estate Equities, Inc.	5,405	295,329
American Homes 4 Rent, Class A	10,735	336,220
Americold Realty Trust, Inc.	8,967	111,280
AvalonBay Communities, Inc.	4,476	795,251
Brixmor Property Group, Inc.	9,605	257,318
BXP, Inc.	4,984	322,315
Camden Property Trust	3,336	363,791
Cousins Properties, Inc.	5,290	133,520
Crown Castle, Inc.	13,690	1,188,429
CubeSmart	7,102	266,538
Digital Realty Trust, Inc.	10,857	1,801,719
EastGroup Properties, Inc.	1,669	303,157
EPR Properties	2,395	129,905
Equinix, Inc.	3,084	2,531,748
Equity LifeStyle Properties, Inc.	6,038	381,420
Equity Residential	11,931	743,540
Essex Property Trust, Inc.	2,005	504,999
Extra Space Storage, Inc.	6,663	919,294
Federal Realty Investment Trust	2,681	271,210
Fermi, Inc. *(a)	1,171	10,211
First Industrial Realty Trust, Inc.	4,011	232,758
Gaming & Leisure Properties, Inc.	8,527	381,583
Healthcare Realty Trust, Inc., Class A	10,380	174,280
Healthpeak Properties, Inc.	21,795	375,746
Highwoods Properties, Inc.	3,474	89,803
Host Hotels & Resorts, Inc.	21,535	399,044
Invitation Homes, Inc.	19,409	518,803
Iron Mountain, Inc.	9,236	850,913
Kilroy Realty Corp.	3,699	127,542
Kimco Realty Corp.	21,091	444,598
Lineage, Inc.	2,196	78,419
Medical Properties Trust, Inc.	16,014	80,390
Mid-America Apartment Communities, Inc.	3,663	491,941
Millrose Properties, Inc., Class A	4,780	142,444
National Storage Affiliates Trust	2,270	72,209
NNN REIT, Inc.	5,907	246,145
Omega Healthcare Investors, Inc.	9,287	407,514
Park Hotels & Resorts, Inc.	6,295	68,804
Prologis, Inc.	29,270	3,821,491
Public Storage	4,328	1,195,350
Rayonier, Inc.	9,394	213,620
Realty Income Corp.	28,894	1,767,157
Regency Centers Corp.	5,741	418,347
Rexford Industrial Realty, Inc.	7,333	297,206
SBA Communications Corp., Class A	3,393	624,685
Simon Property Group, Inc.	7,955	1,521,871
STAG Industrial, Inc.	5,925	222,247
Sun Communities, Inc.	3,118	397,327
UDR, Inc.	9,816	364,664
Ventas, Inc.	14,774	1,147,497
VICI Properties, Inc., Class A	33,760	947,981

Schwab U.S. Large-Cap Value Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Vornado Realty Trust	5,623	179,261
Welltower, Inc.	21,698	4,087,035
Weyerhaeuser Co.	22,971	592,192
WP Carey, Inc.	6,822	475,835
		35,383,491

Financial Services 10.5%
Affiliated Managers Group, Inc.	873	273,328
Affirm Holdings, Inc. *	3,535	213,160
AGNC Investment Corp.	33,893	386,380
Ally Financial, Inc.	7,655	323,653
American Express Co.	11,453	4,033,403
Ameriprise Financial, Inc.	275	144,977
Annaly Capital Management, Inc.	21,507	494,876
Apollo Global Management, Inc.	3,965	533,451
Bank of New York Mellon Corp.	20,418	2,448,527
Berkshire Hathaway, Inc., Class B *	58,200	27,966,846
Blackrock, Inc.	4,814	5,386,577
Block, Inc. *	10,632	642,492
Brookfield Asset Management Ltd., Class A	7,954	395,393
Bullish *(a)	878	26,516
Capital One Financial Corp.	19,835	4,342,477
Carlyle Group, Inc.	8,221	483,230
Cboe Global Markets, Inc.	3,312	877,879
Charles Schwab Corp. (b)	48,993	5,091,353
CME Group, Inc.	11,348	3,280,253
Coinbase Global, Inc., Class A *	6,345	1,235,625
Corebridge Financial, Inc.	8,373	258,140
Credit Acceptance Corp. *	124	61,782
Euronet Worldwide, Inc. *	1,224	88,691
Evercore, Inc., Class A	1,163	410,853
FactSet Research Systems, Inc.	1,097	279,033
Fidelity National Information Services, Inc.	16,615	917,979
Figure Technology Solutions, Inc., Class A *(a)	891	50,680
Fiserv, Inc. *	12,223	778,972
Franklin Resources, Inc.	9,481	252,384
Freedom Holding Corp. *	81	10,020
Global Payments, Inc.	7,584	544,076
Goldman Sachs Group, Inc.	8,773	8,206,352
Hamilton Lane, Inc., Class A	446	62,993
Houlihan Lokey, Inc., Class A	1,050	176,736
Interactive Brokers Group, Inc., Class A	12,826	960,411
Intercontinental Exchange, Inc.	18,002	3,128,388
Invesco Ltd.	11,445	312,334
Jack Henry & Associates, Inc.	2,284	409,316
Janus Henderson Group PLC	3,956	190,402
Jefferies Financial Group, Inc.	3,668	224,408
KKR & Co., Inc.	16,065	1,835,587
Lazard, Inc.	2,315	124,362
MarketAxess Holdings, Inc.	1,137	192,414
MGIC Investment Corp.	6,951	187,121
Morgan Stanley	36,342	6,643,318
Morningstar, Inc.	226	45,672
MSCI, Inc., Class A	1,168	711,569
Nasdaq, Inc.	14,288	1,384,364
Northern Trust Corp.	5,931	886,269
OneMain Holdings, Inc.	3,762	246,561
PayPal Holdings, Inc.	29,562	1,557,622
Raymond James Financial, Inc.	5,636	934,787
Rithm Capital Corp.	17,593	192,467
Robinhood Markets, Inc., Class A *	20,227	2,012,182
Rocket Cos., Inc., Class A	29,748	533,382
S&P Global, Inc.	9,566	5,048,839
SEI Investments Co.	3,216	282,526
SLM Corp.	5,562	151,008
SoFi Technologies, Inc. *	33,093	754,851
Starwood Property Trust, Inc.	10,908	195,580
SECURITY	NUMBER OF SHARES	VALUE ($)
State Street Corp.	8,801	1,151,699
Stifel Financial Corp.	3,100	382,230
Synchrony Financial	11,364	825,367
T. Rowe Price Group, Inc.	6,818	720,526
TPG, Inc.	236	13,903
Tradeweb Markets, Inc., Class A	3,357	346,006
UWM Holdings Corp.	4,990	24,501
Virtu Financial, Inc., Class A	2,523	104,730
Voya Financial, Inc.	3,049	233,736
Western Union Co.	9,888	92,651
WEX, Inc. *	981	150,976
XP, Inc., Class A	11,310	220,658
		104,091,810

Food, Beverage & Tobacco 3.5%
Altria Group, Inc.	53,230	3,299,728
Archer-Daniels-Midland Co.	15,102	1,016,516
Boston Beer Co., Inc., Class A *	245	52,337
Brown-Forman Corp., Class B	6,090	166,683
Bunge Global SA	4,231	481,826
Campbell's Co.	6,075	169,979
Coca-Cola Co.	62,752	4,694,477
Coca-Cola Consolidated, Inc.	1,554	236,301
Conagra Brands, Inc.	14,963	276,965
Constellation Brands, Inc., Class A	4,483	702,486
Darling Ingredients, Inc. *	4,387	200,310
Flowers Foods, Inc.	5,794	66,225
Freshpet, Inc. *	1,112	77,506
General Mills, Inc.	16,810	777,631
Hershey Co.	4,035	785,816
Hormel Foods Corp.	9,071	223,237
Ingredion, Inc.	2,023	238,916
J.M. Smucker Co.	3,266	342,473
Keurig Dr. Pepper, Inc.	40,864	1,121,308
Kraft Heinz Co.	26,983	640,577
Lamb Weston Holdings, Inc.	4,236	194,560
McCormick & Co., Inc. - Non Voting Shares	7,965	492,476
Molson Coors Beverage Co., Class B	5,179	248,799
Mondelez International, Inc., Class A	40,882	2,390,371
PepsiCo, Inc.	37,319	5,733,318
Philip Morris International, Inc.	49,163	8,821,809
Pilgrim's Pride Corp.	1,303	56,511
Post Holdings, Inc. *	1,547	158,274
Primo Brands Corp.	8,062	152,694
Seaboard Corp.	8	40,658
Smithfield Foods, Inc.	1,392	33,269
Tyson Foods, Inc., Class A	8,792	574,381
		34,468,417

Health Care Equipment & Services 5.0%
Abbott Laboratories	54,640	5,972,152
Acadia Healthcare Co., Inc. *	2,918	39,218
Align Technology, Inc. *	2,164	352,797
Baxter International, Inc.	16,295	327,041
Becton Dickinson & Co.	9,026	1,836,610
Boston Scientific Corp. *	38,549	3,605,488
Cardinal Health, Inc.	3,736	802,792
Centene Corp. *	15,464	669,900
Certara, Inc. *	3,639	31,987
Chemed Corp.	403	172,137
Cigna Group	7,652	2,097,490
Cooper Cos., Inc. *	6,318	514,159
CVS Health Corp.	39,521	2,945,105
Dentsply Sirona, Inc.	6,198	77,289
Edwards Lifesciences Corp. *	18,161	1,477,579
Elevance Health, Inc.	7,019	2,426,749
Encompass Health Corp.	3,135	296,352

Schwab U.S. Large-Cap Value Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Envista Holdings Corp. *	5,222	122,560
GE HealthCare Technologies, Inc.	14,418	1,138,589
Globus Medical, Inc., Class A *	3,528	319,919
HCA Healthcare, Inc.	4,032	1,968,705
Henry Schein, Inc. *	3,323	250,820
Hologic, Inc. *	7,065	529,380
Humana, Inc.	3,814	744,493
Labcorp Holdings, Inc.	2,635	715,455
McKesson Corp.	304	252,688
Medtronic PLC	40,466	4,166,379
Molina Healthcare, Inc. *	715	128,407
Quest Diagnostics, Inc.	3,521	658,533
ResMed, Inc.	3,526	910,801
Solventum Corp. *	4,650	357,910
STERIS PLC	3,090	811,434
Stryker Corp.	8,068	2,981,610
Teleflex, Inc.	1,374	143,404
Tenet Healthcare Corp. *	2,759	522,223
UnitedHealth Group, Inc.	28,714	8,238,908
Universal Health Services, Inc., Class B	1,687	339,526
Veeva Systems, Inc., Class A *	956	194,948
Zimmer Biomet Holdings, Inc.	6,267	545,668
		49,687,205

Household & Personal Products 1.7%
BellRing Brands, Inc. *	3,891	96,769
Church & Dwight Co., Inc.	7,595	731,019
Clorox Co.	3,825	431,422
Colgate-Palmolive Co.	13,355	1,205,823
Coty, Inc., Class A *	11,218	35,561
elf Beauty, Inc. *	1,709	145,248
Estee Lauder Cos., Inc., Class A	7,748	893,189
Kenvue, Inc.	59,961	1,043,321
Kimberly-Clark Corp.	6,709	670,833
Procter & Gamble Co.	74,119	11,249,041
Reynolds Consumer Products, Inc.	1,828	42,355
		16,544,581

Insurance 3.4%
Aflac, Inc.	15,154	1,681,336
Allstate Corp.	8,327	1,656,990
American Financial Group, Inc.	2,081	271,092
American International Group, Inc.	17,483	1,309,127
Aon PLC, Class A	505	176,568
Arch Capital Group Ltd. *	11,255	1,080,930
Arthur J Gallagher & Co.	7,515	1,874,016
Assurant, Inc.	1,590	378,627
Assured Guaranty Ltd.	1,382	117,263
Axis Capital Holdings Ltd.	2,356	243,092
Brighthouse Financial, Inc. *	1,792	114,796
Brown & Brown, Inc.	8,158	588,192
Chubb Ltd.	11,533	3,570,155
Cincinnati Financial Corp.	4,849	780,156
CNA Financial Corp.	628	30,056
Everest Group Ltd.	1,118	370,371
Fidelity National Financial, Inc.	8,154	443,496
First American Financial Corp.	3,094	195,479
Globe Life, Inc.	2,510	351,952
Hanover Insurance Group, Inc.	1,100	191,554
Hartford Insurance Group, Inc.	8,876	1,198,793
Kemper Corp.	2,018	79,529
Lincoln National Corp.	5,343	222,322
Loews Corp.	5,302	559,732
Markel Group, Inc. *	312	636,680
Marsh & McLennan Cos., Inc.	13,727	2,583,284
MetLife, Inc.	17,560	1,385,133
Old Republic International Corp.	7,190	281,632
SECURITY	NUMBER OF SHARES	VALUE ($)
Primerica, Inc.	1,022	268,827
Principal Financial Group, Inc.	6,877	651,389
Progressive Corp.	17,564	3,653,312
Prudential Financial, Inc.	11,067	1,229,654
Reinsurance Group of America, Inc.	2,075	420,706
RenaissanceRe Holdings Ltd.	1,435	404,239
RLI Corp.	2,423	141,576
Travelers Cos., Inc.	7,023	1,998,114
Unum Group	5,316	403,856
W.R. Berkley Corp.	9,154	627,781
White Mountains Insurance Group Ltd.	78	159,505
Willis Towers Watson PLC	3,025	960,347
		33,291,659

Materials 4.2%
Air Products & Chemicals, Inc.	7,010	1,910,225
Albemarle Corp.	3,714	633,720
Alcoa Corp.	8,171	464,195
Amcor PLC	14,530	642,953
Anglogold Ashanti PLC	13,966	1,297,022
AptarGroup, Inc.	2,048	255,898
Ashland, Inc.	1,437	87,887
Avery Dennison Corp.	2,412	447,450
Axalta Coating Systems Ltd. *	6,674	224,113
Ball Corp.	8,565	487,092
Celanese Corp., Class A	3,417	151,851
CF Industries Holdings, Inc.	5,060	471,744
Cleveland-Cliffs, Inc. *	17,526	241,158
Corteva, Inc.	21,587	1,571,534
CRH PLC	21,401	2,619,696
Crown Holdings, Inc.	3,636	380,616
Dow, Inc.	22,386	616,734
DuPont de Nemours, Inc.	13,251	581,984
Eagle Materials, Inc.	930	189,543
Eastman Chemical Co.	3,633	251,840
Ecolab, Inc.	5,944	1,676,149
Element Solutions, Inc.	7,089	206,290
FMC Corp.	3,841	60,688
Freeport-McMoRan, Inc.	45,132	2,718,300
Graphic Packaging Holding Co.	9,352	137,007
Huntsman Corp.	4,977	53,851
International Flavors & Fragrances, Inc.	8,109	566,089
International Paper Co.	16,541	666,933
James Hardie Industries PLC, ADR *	1,812	41,658
Linde PLC	14,818	6,771,381
Louisiana-Pacific Corp.	1,991	166,726
LyondellBasell Industries NV, Class A	8,054	394,646
Martin Marietta Materials, Inc.	1,896	1,236,097
Mosaic Co.	9,967	274,093
MP Materials Corp. *	4,107	241,368
NewMarket Corp.	179	120,071
Newmont Corp.	34,668	3,894,950
Nucor Corp.	7,249	1,288,292
Olin Corp.	3,595	74,812
Packaging Corp. of America	2,793	621,582
PPG Industries, Inc.	7,093	820,164
Reliance, Inc.	1,652	544,334
Royal Gold, Inc.	2,589	681,710
RPM International, Inc.	3,988	426,556
Scotts Miracle-Gro Co.	1,385	88,945
Sealed Air Corp.	4,614	193,234
Sherwin-Williams Co.	677	240,091
Silgan Holdings, Inc.	2,845	122,762
Smurfit WestRock PLC	16,452	684,897
Solstice Advanced Materials, Inc. *	4,981	307,676
Sonoco Products Co.	3,142	150,816
Southern Copper Corp.	2,615	497,687
Steel Dynamics, Inc.	3,910	702,119

Schwab U.S. Large-Cap Value Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Vulcan Materials Co.	4,178	1,255,656
Westlake Corp.	1,059	84,000
		41,538,885

Media & Entertainment 6.6%
Alphabet, Inc., Class A	65,105	22,005,490
Alphabet, Inc., Class C	53,012	17,946,152
Charter Communications, Inc., Class A *	2,649	546,012
DoubleVerify Holdings, Inc. *	2,208	23,891
Electronic Arts, Inc.	7,935	1,618,105
Fox Corp., Class A	10,734	781,221
IAC, Inc. *	2,102	77,669
Liberty Broadband Corp., Class C *	3,195	153,711
Liberty Media Corp.-Liberty Formula One, Class C *	5,038	438,407
Madison Square Garden Sports Corp. *	506	143,476
Match Group, Inc.	7,537	234,778
Meta Platforms, Inc., Class A	12,288	8,804,352
New York Times Co., Class A	5,048	370,069
News Corp., Class A	16,511	446,292
Nexstar Media Group, Inc., Class A	834	177,125
NIQ Global Intelligence PLC *	739	12,556
Omnicom Group, Inc.	10,085	776,948
Pinterest, Inc., Class A *	9,403	208,088
Roku, Inc. *	3,522	335,294
Sirius XM Holdings, Inc.	6,104	124,216
Take-Two Interactive Software, Inc. *	3,809	839,123
TKO Group Holdings, Inc.	1,246	252,415
Trump Media & Technology Group Corp. *	2,265	28,947
Versant Media Group, Inc. *	4,519	147,229
Walt Disney Co.	57,145	6,445,956
Warner Bros Discovery, Inc. *	73,493	2,023,997
ZoomInfo Technologies, Inc., Class A *	8,274	66,606
		65,028,125

Pharmaceuticals, Biotechnology & Life Sciences 6.7%
Agilent Technologies, Inc.	9,004	1,205,185
Amgen, Inc.	4,453	1,522,392
Avantor, Inc. *	20,828	227,442
Biogen, Inc. *	4,602	827,854
BioMarin Pharmaceutical, Inc. *	5,979	338,053
Bio-Rad Laboratories, Inc., Class A *	580	170,346
Bio-Techne Corp.	4,862	311,606
Bristol-Myers Squibb Co.	51,935	2,859,022
Bruker Corp.	3,299	146,113
Caris Life Sciences, Inc. *	354	8,199
Charles River Laboratories International, Inc. *	1,534	322,876
Danaher Corp.	19,869	4,349,125
Elanco Animal Health, Inc. *	15,473	372,590
Exact Sciences Corp. *	5,571	570,136
Exelixis, Inc. *	1,547	63,984
Gilead Sciences, Inc.	28,719	4,076,662
Illumina, Inc. *	4,848	702,039
Incyte Corp. *	3,745	374,762
Insmed, Inc. *	408	64,003
Ionis Pharmaceuticals, Inc. *	330	27,281
IQVIA Holdings, Inc. *	5,339	1,228,771
Jazz Pharmaceuticals PLC *	1,836	302,004
Johnson & Johnson	75,936	17,256,456
Merck & Co., Inc.	79,507	8,767,237
Mettler-Toledo International, Inc. *	649	891,233
Moderna, Inc. *	11,273	496,801
Neurocrine Biosciences, Inc. *	454	61,771
Organon & Co.	8,244	70,404
Perrigo Co. PLC	4,226	60,051
Pfizer, Inc.	179,265	4,739,767
SECURITY	NUMBER OF SHARES	VALUE ($)
Qiagen NV	6,377	342,254
Regeneron Pharmaceuticals, Inc.	3,202	2,374,123
Repligen Corp. *	1,460	218,080
Revolution Medicines, Inc. *	5,491	532,352
Revvity, Inc.	3,655	397,664
Roivant Sciences Ltd. *	12,304	266,012
Royalty Pharma PLC, Class A	12,342	514,414
Sarepta Therapeutics, Inc. *	460	9,356
Sotera Health Co. *	5,818	105,422
Thermo Fisher Scientific, Inc.	11,916	6,894,717
United Therapeutics Corp. *	1,340	629,117
Viatris, Inc.	36,394	476,397
Viking Therapeutics, Inc. *	3,139	91,156
Waters Corp. *	894	331,424
West Pharmaceutical Services, Inc.	2,265	523,487
Zoetis, Inc.	2,838	354,239
		66,474,379

Real Estate Management & Development 0.3%
CBRE Group, Inc., Class A *	8,355	1,423,107
CoStar Group, Inc. *	11,526	708,849
Howard Hughes Holdings, Inc. *	992	81,007
Jones Lang LaSalle, Inc. *	1,083	387,617
Zillow Group, Inc., Class C *	6,742	424,948
		3,025,528

Semiconductors & Semiconductor Equipment 5.4%
Advanced Micro Devices, Inc. *	21,092	4,993,109
Allegro MicroSystems, Inc. *	3,824	141,144
Amkor Technology, Inc.	3,600	173,988
Analog Devices, Inc.	15,655	4,866,826
Applied Materials, Inc.	18,131	5,843,984
Cirrus Logic, Inc. *	1,620	211,151
Entegris, Inc.	3,979	469,800
First Solar, Inc. *	3,195	720,536
GLOBALFOUNDRIES, Inc. *	3,286	138,669
Intel Corp. *	139,238	6,470,390
Lattice Semiconductor Corp. *	628	50,567
MACOM Technology Solutions Holdings, Inc. *	1,491	326,618
Marvell Technology, Inc.	25,374	2,002,516
Microchip Technology, Inc.	16,679	1,266,270
Micron Technology, Inc.	35,257	14,627,424
MKS, Inc.	2,116	498,128
ON Semiconductor Corp. *	12,884	771,623
Onto Innovation, Inc. *	1,196	241,652
Qnity Electronics, Inc.	6,616	636,327
Qorvo, Inc. *	2,625	205,039
QUALCOMM, Inc.	26,296	3,986,211
Skyworks Solutions, Inc.	4,713	262,797
Teradyne, Inc.	4,945	1,191,992
Texas Instruments, Inc.	16,945	3,652,495
Universal Display Corp.	1,375	157,877
		53,907,133

Software & Services 3.2%
Accenture PLC, Class A	19,753	5,207,681
Akamai Technologies, Inc. *	4,433	430,666
Amdocs Ltd.	3,409	279,333
Aurora Innovation, Inc. *	36,341	152,632
Bill Holdings, Inc. *	2,508	108,270
CCC Intelligent Solutions Holdings, Inc. *	17,762	134,636
Circle Internet Group, Inc. *	1,273	81,383
Cognizant Technology Solutions Corp., Class A	15,262	1,252,400
Docusign, Inc., Class A *	1,534	80,596

Schwab U.S. Large-Cap Value Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Dolby Laboratories, Inc., Class A	1,949	125,106
Dropbox, Inc., Class A *	4,224	107,628
DXC Technology Co. *	5,373	77,532
EPAM Systems, Inc. *	1,697	353,994
Fair Isaac Corp. *	132	193,138
Gen Digital, Inc.	15,417	369,854
Globant SA *	1,221	81,661
International Business Machines Corp.	29,359	9,004,405
Kyndryl Holdings, Inc. *	6,908	158,884
MongoDB, Inc., Class A *	2,256	837,721
nCino, Inc. *	2,911	62,150
Nutanix, Inc., Class A *	6,183	243,177
Okta, Inc. *	3,212	271,350
Pegasystems, Inc.	1,799	78,598
PTC, Inc. *	3,336	520,850
Roper Technologies, Inc.	3,389	1,258,098
Rubrik, Inc., Class A *	1,680	93,996
SailPoint, Inc. *	1,794	28,148
Salesforce, Inc.	26,162	5,553,931
SentinelOne, Inc., Class A *	2,441	34,125
Strategy, Inc., Class A *	7,989	1,196,033
Synopsys, Inc. *	1,547	719,533
Teradata Corp. *	2,380	67,878
Trimble, Inc. *	7,551	510,448
Twilio, Inc., Class A *	3,719	447,991
Tyler Technologies, Inc. *	231	85,331
UiPath, Inc., Class A *	12,688	159,742
Unity Software, Inc. *	9,543	277,701
VeriSign, Inc.	2,637	644,035
Zoom Communications, Inc. *	8,400	773,640
		32,064,275

Technology Hardware & Equipment 3.1%
Arrow Electronics, Inc. *	1,616	214,104
Avnet, Inc.	2,550	159,094
CDW Corp.	3,838	485,085
Ciena Corp. *	4,445	1,119,295
Cisco Systems, Inc.	125,596	9,836,679
Cognex Corp.	5,249	203,346
Coherent Corp. *	4,909	1,041,592
Corning, Inc.	24,636	2,543,667
Crane NXT Co.	1,540	77,801
Dell Technologies, Inc., Class C	8,676	992,881
F5, Inc. *	1,810	498,854
Flex Ltd. *	11,590	730,634
Hewlett Packard Enterprise Co.	41,397	890,863
HP, Inc.	29,823	579,759
Ingram Micro Holding Corp.	616	13,010
IPG Photonics Corp. *	795	73,466
Jabil, Inc.	1,157	274,429
Keysight Technologies, Inc. *	5,429	1,174,456
Littelfuse, Inc.	771	249,619
Lumentum Holdings, Inc. *	2,052	804,056
Motorola Solutions, Inc.	3,050	1,227,747
NetApp, Inc.	3,821	368,153
Pure Storage, Inc., Class A *	1,434	99,720
Ralliant Corp.	3,541	187,567
Sandisk Corp. *	4,255	2,451,944
Super Micro Computer, Inc. *	8,780	255,586
TD SYNNEX Corp.	2,398	380,491
Teledyne Technologies, Inc. *	1,465	908,739
Vontier Corp.	4,588	172,050
Western Digital Corp.	10,736	2,686,469
Zebra Technologies Corp., Class A *	1,605	377,143
		31,078,299

SECURITY	NUMBER OF SHARES	VALUE ($)
Telecommunication Services 1.9%
AST SpaceMobile, Inc. *	527	58,608
AT&T, Inc.	218,086	5,716,034
Comcast Corp., Class A	114,052	3,393,047
GCI Liberty, Inc. *(c)	2,247	0
GCI Liberty, Inc., Class C *	984	36,398
Iridium Communications, Inc.	2,607	51,931
Liberty Global Ltd., Class C *	9,447	104,673
Millicom International Cellular SA	3,183	194,259
T-Mobile U.S., Inc.	15,205	2,998,578
Verizon Communications, Inc.	133,272	5,933,269
		18,486,797

Transportation 2.2%
Alaska Air Group, Inc. *	3,051	155,082
American Airlines Group, Inc. *	19,263	256,198
Avis Budget Group, Inc. *	367	42,201
CH Robinson Worldwide, Inc.	3,708	722,875
CSX Corp.	59,233	2,236,638
Delta Air Lines, Inc.	20,579	1,355,950
Expeditors International of Washington, Inc.	4,252	682,616
FedEx Corp.	6,763	2,179,377
GXO Logistics, Inc. *	3,526	199,536
JB Hunt Transport Services, Inc.	2,416	489,772
Kirby Corp. *	1,770	208,258
Knight-Swift Transportation Holdings, Inc.	4,971	273,902
Landstar System, Inc.	1,067	159,367
Lyft, Inc., Class A *	10,312	173,964
Norfolk Southern Corp.	7,126	2,075,376
Old Dominion Freight Line, Inc.	5,557	962,473
Ryder System, Inc.	1,254	239,865
Saia, Inc. *	842	281,961
Schneider National, Inc., Class B	1,427	38,301
Southwest Airlines Co.	13,051	620,184
U-Haul Holding Co., Non Voting Shares	2,130	109,290
Union Pacific Corp.	17,382	4,086,508
United Airlines Holdings, Inc. *	10,294	1,053,282
United Parcel Service, Inc., Class B	23,160	2,460,055
XPO, Inc. *	2,865	424,335
		21,487,366

Utilities 4.2%
AES Corp.	22,286	326,490
Alliant Energy Corp.	8,133	536,046
Ameren Corp.	8,498	877,673
American Electric Power Co., Inc.	16,882	2,022,042
American Water Works Co., Inc.	6,139	792,729
Atmos Energy Corp.	5,041	838,520
Brookfield Renewable Corp.	4,236	176,387
CenterPoint Energy, Inc.	20,508	813,963
Clearway Energy, Inc., Class C	3,540	127,971
CMS Energy Corp.	9,573	684,374
Consolidated Edison, Inc.	11,374	1,212,810
Constellation Energy Corp.	9,883	2,773,960
Dominion Energy, Inc.	26,930	1,620,378
DTE Energy Co.	6,560	881,533
Duke Energy Corp.	24,549	2,979,021
Edison International	12,026	748,979
Entergy Corp.	14,105	1,352,528
Essential Utilities, Inc.	8,814	341,895
Evergy, Inc.	7,242	555,679
Eversource Energy	11,695	808,475
Exelon Corp.	31,895	1,428,258
FirstEnergy Corp.	17,375	822,533
IDACORP, Inc.	1,690	224,415
MDU Resources Group, Inc.	6,308	129,377

Schwab U.S. Large-Cap Value Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
National Fuel Gas Co.	2,831	237,096
NextEra Energy, Inc.	65,830	5,786,457
NiSource, Inc.	15,096	668,602
OGE Energy Corp.	6,315	275,839
PG&E Corp.	69,180	1,066,756
Pinnacle West Capital Corp.	3,750	350,850
PPL Corp.	23,314	845,132
Public Service Enterprise Group, Inc.	15,789	1,300,382
Sempra	20,598	1,792,232
Southern Co.	34,770	3,105,309
Talen Energy Corp. *	1,437	500,593
UGI Corp.	6,800	272,748
WEC Energy Group, Inc.	10,283	1,138,020
Xcel Energy, Inc.	18,675	1,420,420
		41,836,472
Total Common Stocks (Cost $648,105,121)		985,235,459

INVESTMENT COMPANIES 0.2% OF NET ASSETS

Equity Funds 0.2%
iShares Russell 1000 Value ETF	9,000	1,978,740
Total Investment Companies (Cost $1,746,413)		1,978,740

SHORT-TERM INVESTMENTS 0.3% OF NET ASSETS

Money Market Funds 0.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.65% (d)	2,698,606	2,698,606
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.65% (d)(e)	177,400	177,400
		2,876,006
Total Short-Term Investments (Cost $2,876,006)		2,876,006
Total Investments in Securities (Cost $652,727,540)		990,090,205

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED DEPRECIATION ($)
FUTURES CONTRACTS
Long
DJIA CBOT, e-mini, expires 03/20/26	13	3,185,520	(20,543)
S&P 400 Mid-Cap Index, e-mini, expires 03/20/26	1	344,750	(7,629)
			(28,172)

*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $165,035.
(b)	Issuer is affiliated with the fund’s investment adviser.
(c)	Fair valued using significant unobservable inputs (see notes to portfolio holdings for additional information).
(d)	The rate shown is the annualized 7-day yield.
(e)	Security purchased with cash collateral received for securities on loan.

ADR —	American Depositary Receipt
CBOT —	Chicago Board of Trade
ETF —	Exchange-Traded Fund
REIT —	Real Estate Investment Trust

Below is a summary of the fund’s transactions with affiliated issuers during the period ended January 31, 2026:
SECURITY	VALUE AT 10/31/25	PURCHASES	SALES	NET REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 1/31/26	BALANCE OF SHARES HELD AT 1/31/26	DIVIDENDS RECEIVED
COMMON STOCKS 0.5% OF NET ASSETS

Financial Services 0.5%
Charles Schwab Corp.	$4,597,264	$151,959	($110,477 )	($2,920 )	$455,527	$5,091,353	48,993	$13,216

Schwab U.S. Large-Cap Value Index Fund
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund’s investments as of January 31, 2026 (see notes to portfolio holdings for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks [1]	$966,748,662	$—	$—	$966,748,662
Telecommunication Services	18,486,797	—	0 *	18,486,797
Investment Companies [1]	1,978,740	—	—	1,978,740
Short-Term Investments [1]	2,876,006	—	—	2,876,006
Liabilities
Futures Contracts [2]	(28,172)	—	—	(28,172)
Total	$990,062,033	$—	$0	$990,062,033

*	Level 3 amount shown includes securities determined to have no value.
[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.

Schwab Capital Trust
Schwab U.S. Mid-Cap Index Fund

Portfolio Holdings as of January 31, 2026 (Unaudited)

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 99.4% OF NET ASSETS

Automobiles & Components 0.9%
Aptiv PLC *	39,841	3,017,956
BorgWarner, Inc.	39,020	1,849,938
Ford Motor Co.	715,835	9,935,790
Gentex Corp.	40,013	920,699
Harley-Davidson, Inc.	19,810	392,238
Lear Corp.	9,513	1,113,877
Lucid Group, Inc. *(a)	23,220	257,045
QuantumScape Corp., Class A *	82,120	726,762
Rivian Automotive, Inc., Class A *	144,429	2,130,328
Thor Industries, Inc.	9,240	1,033,679
		21,378,312

Banks 2.7%
Bank OZK	19,696	936,742
BOK Financial Corp.	4,018	522,099
Citizens Financial Group, Inc.	78,705	4,956,841
Columbia Banking System, Inc.	54,402	1,601,595
Comerica, Inc.	23,407	2,075,499
Commerce Bancshares, Inc.	23,618	1,243,251
Cullen/Frost Bankers, Inc.	10,922	1,505,270
East West Bancorp, Inc.	25,089	2,871,185
Fifth Third Bancorp	122,101	6,131,912
First Citizens BancShares, Inc., Class A	1,658	3,431,347
First Hawaiian, Inc.	22,763	604,358
First Horizon Corp.	92,345	2,261,529
FNB Corp.	65,032	1,141,312
Huntington Bancshares, Inc.	367,718	6,427,711
KeyCorp	173,391	3,731,374
M&T Bank Corp.	28,186	6,245,172
Pinnacle Financial Partners, Inc.	27,341	2,599,856
Popular, Inc.	12,017	1,604,630
Prosperity Bancshares, Inc.	16,705	1,152,812
Regions Financial Corp.	162,164	4,621,674
Southstate Bank Corp.	18,362	1,878,983
TFS Financial Corp.	9,220	129,771
Webster Financial Corp.	29,984	1,972,048
Western Alliance Bancorp	19,815	1,766,507
Wintrust Financial Corp.	12,102	1,784,924
Zions Bancorp NA	26,643	1,596,182
		64,794,584

Capital Goods 13.9%
A.O. Smith Corp.	20,798	1,528,445
AAON, Inc.	12,380	1,127,323
Acuity, Inc.	5,645	1,745,660
Advanced Drainage Systems, Inc.	12,986	1,974,391
AECOM	24,207	2,334,281
AGCO Corp.	11,348	1,286,977
Air Lease Corp., Class A	19,068	1,232,365
Allegion PLC	15,810	2,614,816
Allison Transmission Holdings, Inc.	15,184	1,650,501
AMETEK, Inc.	42,243	9,461,587
API Group Corp. *	67,597	2,810,007
SECURITY	NUMBER OF SHARES	VALUE ($)
Applied Industrial Technologies, Inc.	6,885	1,792,923
Armstrong World Industries, Inc.	7,895	1,450,627
ATI, Inc. *	24,709	2,972,493
Axon Enterprise, Inc. *	13,678	6,614,407
Builders FirstSource, Inc. *	19,857	2,271,641
BWX Technologies, Inc.	16,728	3,436,433
Carlisle Cos., Inc.	7,603	2,591,787
Carpenter Technology Corp.	8,827	2,805,485
CNH Industrial NV	160,959	1,731,919
Comfort Systems USA, Inc.	6,379	7,285,456
Core & Main, Inc., Class A *	34,891	1,861,784
Crane Co.	8,994	1,642,664
Cummins, Inc.	25,236	14,607,102
Curtiss-Wright Corp.	6,892	4,525,907
Donaldson Co., Inc.	21,230	2,164,186
Dover Corp.	24,863	5,009,646
EMCOR Group, Inc.	8,110	5,845,120
Esab Corp.	10,434	1,263,557
Everus Construction Group, Inc. *	9,348	827,205
Fastenal Co.	210,492	9,126,933
Ferguson Enterprises, Inc.	35,027	8,842,916
Flowserve Corp.	23,155	1,809,563
Fortive Corp.	58,181	3,072,539
Fortune Brands Innovations, Inc.	22,202	1,201,128
FTAI Aviation Ltd.	18,677	5,086,121
Gates Industrial Corp. PLC *	46,245	1,064,560
Generac Holdings, Inc. *	10,574	1,776,855
Graco, Inc.	30,489	2,662,604
Hayward Holdings, Inc. *	36,102	582,686
HEICO Corp.	18,375	6,080,471
Hexcel Corp.	14,486	1,199,586
Howmet Aerospace, Inc.	73,528	15,299,706
Hubbell, Inc., Class B	9,809	4,786,203
Huntington Ingalls Industries, Inc.	7,154	3,008,329
IDEX Corp.	13,882	2,756,271
Ingersoll Rand, Inc.	72,903	6,276,219
ITT, Inc.	15,525	2,830,208
Karman Holdings, Inc. *	9,275	962,745
L3Harris Technologies, Inc.	34,245	11,740,898
Lennox International, Inc.	5,826	2,884,336
Leonardo DRS, Inc.	13,779	565,766
Lincoln Electric Holdings, Inc.	9,846	2,612,636
Loar Holdings, Inc. *	7,735	530,466
Masco Corp.	38,145	2,521,003
MasTec, Inc. *	11,412	2,744,358
Middleby Corp. *	8,749	1,287,590
MSC Industrial Direct Co., Inc., Class A	8,042	678,262
Mueller Industries, Inc.	19,917	2,711,500
Nordson Corp.	9,737	2,673,099
nVent Electric PLC	29,201	3,278,104
Oshkosh Corp.	11,504	1,654,505
Otis Worldwide Corp.	71,551	6,111,886
Owens Corning	15,260	1,828,758
Pentair PLC	29,997	3,160,784
Quanta Services, Inc.	27,004	12,816,909
QXO, Inc. *	112,165	2,487,820
RBC Bearings, Inc. *	5,686	2,841,124
Regal Rexnord Corp.	12,144	1,961,256
Rocket Lab Corp. *	75,862	6,074,270
Rockwell Automation, Inc.	20,749	8,748,816
Sensata Technologies Holding PLC	26,486	916,151

Schwab U.S. Mid-Cap Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Simpson Manufacturing Co., Inc.	7,689	1,359,261
SiteOne Landscape Supply, Inc. *	8,074	1,158,942
Snap-on, Inc.	9,397	3,440,336
StandardAero, Inc. *	25,987	802,738
Stanley Black & Decker, Inc.	28,298	2,225,921
Textron, Inc.	32,219	2,837,205
Timken Co.	11,529	1,074,388
Toro Co.	18,088	1,655,052
Trex Co., Inc. *	19,480	806,862
United Rentals, Inc.	11,639	9,102,396
Valmont Industries, Inc.	3,570	1,590,649
Vertiv Holdings Co., Class A	69,760	12,987,917
Watsco, Inc.	6,368	2,460,914
WESCO International, Inc.	8,773	2,539,169
Westinghouse Air Brake Technologies Corp.	31,091	7,155,283
WillScot Holdings Corp.	32,486	650,695
Woodward, Inc.	10,981	3,490,201
WW Grainger, Inc.	8,017	8,657,879
Xylem, Inc.	44,619	6,151,622
		329,870,065

Commercial & Professional Services 2.9%
Amentum Holdings, Inc. *	29,317	1,048,962
Booz Allen Hamilton Holding Corp., Class A	21,985	1,943,914
Broadridge Financial Solutions, Inc.	21,368	4,211,846
CACI International, Inc., Class A *	3,972	2,464,944
Clarivate PLC *	66,867	177,198
Clean Harbors, Inc. *	9,288	2,414,044
Concentrix Corp. (a)	8,138	303,954
Dayforce, Inc. *	28,347	1,963,597
Equifax, Inc.	22,371	4,505,519
ExlService Holdings, Inc. *	28,426	1,112,878
FTI Consulting, Inc. *	5,500	960,685
Genpact Ltd.	29,514	1,301,567
Jacobs Solutions, Inc.	21,835	2,953,402
KBR, Inc.	22,933	981,762
Leidos Holdings, Inc.	23,382	4,402,363
ManpowerGroup, Inc.	8,565	311,166
MSA Safety, Inc.	6,804	1,205,329
Parsons Corp. *	9,618	673,837
Paychex, Inc.	59,169	6,102,099
Paycom Software, Inc.	9,396	1,266,111
Paylocity Holding Corp. *	8,060	1,087,939
RB Global, Inc.	33,989	3,860,131
Robert Half, Inc.	18,337	634,644
Rollins, Inc.	51,469	3,260,046
Science Applications International Corp.	8,375	852,240
SS&C Technologies Holdings, Inc.	38,367	3,141,874
Tetra Tech, Inc.	48,114	1,811,973
TransUnion	35,755	2,825,360
Veralto Corp.	43,718	4,327,208
Verisk Analytics, Inc., Class A	25,663	5,580,676
		67,687,268

Consumer Discretionary Distribution & Retail 3.5%
AutoNation, Inc. *	4,854	994,973
Bath & Body Works, Inc.	37,649	820,748
Best Buy Co., Inc.	35,359	2,301,871
Burlington Stores, Inc. *	11,527	3,410,378
CarMax, Inc. *	26,982	1,201,778
Carvana Co., Class A *	24,788	9,942,715
Chewy, Inc., Class A *	40,088	1,166,962
Coupang, Inc., Class A *	239,895	4,836,283
Dick's Sporting Goods, Inc.	11,578	2,338,756
Dillard's, Inc., Class A	536	325,652
SECURITY	NUMBER OF SHARES	VALUE ($)
eBay, Inc.	82,835	7,556,209
Etsy, Inc. *	18,078	957,411
Five Below, Inc. *	9,839	1,885,546
Floor & Decor Holdings, Inc., Class A *	19,509	1,286,814
GameStop Corp., Class A *	74,985	1,790,642
Gap, Inc.	41,737	1,167,801
Genuine Parts Co.	25,432	3,534,794
Lithia Motors, Inc., Class A	4,370	1,413,433
LKQ Corp.	46,986	1,543,490
Macy's, Inc.	48,661	974,193
Murphy USA, Inc.	3,124	1,319,921
Ollie's Bargain Outlet Holdings, Inc. *	11,247	1,240,657
Penske Automotive Group, Inc.	3,375	529,166
Pool Corp.	6,039	1,534,449
RH *	2,792	555,133
Ross Stores, Inc.	58,426	11,022,065
Tractor Supply Co.	97,478	4,959,681
Ulta Beauty, Inc. *	8,279	5,359,493
Valvoline, Inc. *	23,441	766,990
Wayfair, Inc., Class A *	18,000	1,862,820
Williams-Sonoma, Inc.	21,715	4,443,975
		83,044,799

Consumer Durables & Apparel 2.7%
Amer Sports, Inc. *	27,439	1,005,091
Birkenstock Holding PLC *	9,675	365,328
Brunswick Corp.	12,021	964,325
Columbia Sportswear Co.	4,859	268,606
Crocs, Inc. *	9,221	773,826
Deckers Outdoor Corp. *	26,630	3,178,024
DR Horton, Inc.	48,229	7,178,404
Garmin Ltd.	29,884	6,025,810
Hasbro, Inc.	24,166	2,158,265
Lennar Corp., Class A	39,235	4,290,347
Lululemon Athletica, Inc. *	19,037	3,321,956
Mattel, Inc. *	56,893	1,188,495
Mohawk Industries, Inc. *	9,339	1,105,551
Newell Brands, Inc.	77,269	328,393
NVR, Inc. *	501	3,825,501
On Holding AG, Class A *	41,026	1,856,427
PulteGroup, Inc.	35,615	4,455,080
PVH Corp.	8,702	542,657
Ralph Lauren Corp., Class A	6,968	2,462,561
SharkNinja, Inc. *	15,312	1,809,878
Somnigroup International, Inc.	37,069	3,256,512
Tapestry, Inc.	37,920	4,812,427
Toll Brothers, Inc.	17,540	2,534,355
TopBuild Corp. *	5,133	2,402,501
Under Armour, Inc., Class A *	68,443	422,293
VF Corp.	64,295	1,259,539
Whirlpool Corp.	9,773	781,742
YETI Holdings, Inc. *	14,927	682,313
		63,256,207

Consumer Services 4.2%
ADT, Inc.	93,601	748,808
Aramark	47,846	1,841,592
Boyd Gaming Corp.	10,048	849,458
Bright Horizons Family Solutions, Inc. *	10,387	962,148
Caesars Entertainment, Inc. *	37,034	766,604
Carnival Corp. *	198,190	5,949,664
Cava Group, Inc. *	18,205	1,103,587
Choice Hotels International, Inc.	4,955	509,374
Churchill Downs, Inc.	12,152	1,195,271
Darden Restaurants, Inc.	21,423	4,270,675
Domino's Pizza, Inc.	5,740	2,355,294
DraftKings, Inc., Class A *	88,198	2,426,327

Schwab U.S. Mid-Cap Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Duolingo, Inc. *	6,996	937,884
Dutch Bros, Inc., Class A *	21,466	1,167,536
Expedia Group, Inc.	21,488	5,690,882
Flutter Entertainment PLC *	28,953	4,781,588
Grand Canyon Education, Inc. *	5,056	878,935
H&R Block, Inc.	23,090	910,900
Hilton Worldwide Holdings, Inc.	41,822	12,484,285
Hyatt Hotels Corp., Class A	7,465	1,167,302
Las Vegas Sands Corp.	56,196	2,963,215
Liberty Live Holdings, Inc., Class C *	11,886	981,546
MGM Resorts International *	37,687	1,264,022
Norwegian Cruise Line Holdings Ltd. *	82,027	1,801,313
Penn Entertainment, Inc. *	26,852	344,780
Planet Fitness, Inc., Class A *	15,356	1,398,010
Restaurant Brands International, Inc.	59,327	3,974,316
Royal Caribbean Cruises Ltd.	46,458	15,082,590
Service Corp. International	25,062	2,015,737
Texas Roadhouse, Inc., Class A	12,159	2,186,918
Travel & Leisure Co.	11,234	781,212
Vail Resorts, Inc.	6,301	838,474
Viking Holdings Ltd. *	31,958	2,305,770
Wendy's Co.	29,382	228,886
Wingstop, Inc.	5,102	1,354,224
Wyndham Hotels & Resorts, Inc.	13,559	986,959
Wynn Resorts Ltd.	13,956	1,499,572
Yum! Brands, Inc.	51,111	7,947,760
		98,953,418

Consumer Staples Distribution & Retail 1.7%
Albertsons Cos., Inc., Class A	72,522	1,207,491
BJ's Wholesale Club Holdings, Inc. *	23,928	2,211,904
Casey's General Stores, Inc.	6,784	4,114,496
Dollar General Corp.	40,278	5,777,073
Dollar Tree, Inc. *	35,322	4,153,514
Kroger Co.	111,196	6,988,669
Maplebear, Inc. *	31,730	1,179,087
Performance Food Group Co. *	28,009	2,673,459
Sprouts Farmers Market, Inc. *	17,982	1,275,104
Sysco Corp.	87,886	7,369,241
U.S. Foods Holding Corp. *	41,130	3,439,291
		40,389,329

Energy 6.0%
Antero Midstream Corp.	61,615	1,159,594
Antero Resources Corp. *	53,270	1,937,430
APA Corp.	64,098	1,692,828
Baker Hughes Co., Class A	181,850	10,190,874
Cheniere Energy, Inc.	39,071	8,264,298
Chord Energy Corp.	10,495	1,052,019
Coterra Energy, Inc.	138,324	3,990,647
Devon Energy Corp.	112,512	4,524,108
Diamondback Energy, Inc.	34,418	5,642,831
DT Midstream, Inc.	18,603	2,344,350
EQT Corp.	113,960	6,578,911
Expand Energy Corp.	41,696	4,687,047
Halliburton Co.	153,890	5,158,393
HF Sinclair Corp.	28,596	1,486,706
Kinder Morgan, Inc.	356,582	10,872,185
Marathon Petroleum Corp.	55,764	9,825,059
Matador Resources Co.	21,309	964,019
NOV, Inc.	66,734	1,224,569
Occidental Petroleum Corp.	129,320	5,869,835
ONEOK, Inc.	114,586	9,074,065
Ovintiv, Inc.	46,959	2,041,308
Permian Resources Corp., Class A	130,742	2,108,868
Phillips 66	73,895	10,608,366
Range Resources Corp.	43,202	1,635,196
SECURITY	NUMBER OF SHARES	VALUE ($)
Targa Resources Corp.	38,946	7,827,367
TechnipFMC PLC	73,490	4,094,863
Texas Pacific Land Corp.	10,577	3,684,604
Valero Energy Corp.	55,739	10,112,727
Viper Energy, Inc., Class A	30,831	1,305,385
Weatherford International PLC	12,950	1,218,336
		141,176,788

Equity Real Estate Investment Trusts (REITs) 6.0%
Agree Realty Corp.	20,765	1,499,856
Alexandria Real Estate Equities, Inc.	31,495	1,720,887
American Homes 4 Rent, Class A	62,481	1,956,905
Americold Realty Trust, Inc.	51,927	644,414
AvalonBay Communities, Inc.	26,076	4,632,923
Brixmor Property Group, Inc.	55,939	1,498,606
BXP, Inc.	29,133	1,884,031
Camden Property Trust	19,303	2,104,992
Cousins Properties, Inc.	30,635	773,227
Crown Castle, Inc.	79,556	6,906,256
CubeSmart	41,532	1,558,696
Digital Realty Trust, Inc.	63,090	10,469,785
EastGroup Properties, Inc.	9,707	1,763,179
EPR Properties	13,578	736,471
Equity LifeStyle Properties, Inc.	35,293	2,229,459
Equity Residential	69,448	4,327,999
Essex Property Trust, Inc.	11,692	2,944,864
Extra Space Storage, Inc.	38,629	5,329,643
Federal Realty Investment Trust	15,561	1,574,151
Fermi, Inc. *(a)	6,452	56,261
First Industrial Realty Trust, Inc.	23,554	1,366,839
Gaming & Leisure Properties, Inc.	49,901	2,233,070
Healthcare Realty Trust, Inc., Class A	60,050	1,008,239
Healthpeak Properties, Inc.	127,424	2,196,790
Highwoods Properties, Inc.	19,926	515,087
Host Hotels & Resorts, Inc.	125,485	2,325,237
Invitation Homes, Inc.	112,234	3,000,015
Iron Mountain, Inc.	53,796	4,956,225
Kilroy Realty Corp.	21,552	743,113
Kimco Realty Corp.	122,700	2,586,516
Lamar Advertising Co., Class A	15,867	2,035,895
Lineage, Inc.	12,951	462,480
Medical Properties Trust, Inc.	92,174	462,713
Mid-America Apartment Communities, Inc.	21,348	2,867,036
Millrose Properties, Inc., Class A	28,001	834,430
National Storage Affiliates Trust	12,800	407,168
NNN REIT, Inc.	34,173	1,423,989
Omega Healthcare Investors, Inc.	54,011	2,370,003
Park Hotels & Resorts, Inc.	35,652	389,676
Rayonier, Inc.	54,590	1,241,377
Realty Income Corp.	167,905	10,269,070
Regency Centers Corp.	33,171	2,417,171
Rexford Industrial Realty, Inc.	42,689	1,730,185
SBA Communications Corp., Class A	19,689	3,624,942
Simon Property Group, Inc.	59,409	11,365,536
STAG Industrial, Inc.	34,269	1,285,430
Sun Communities, Inc.	22,483	2,865,009
UDR, Inc.	60,487	2,247,092
Ventas, Inc.	85,856	6,668,436
VICI Properties, Inc., Class A	195,871	5,500,058
Vornado Realty Trust	32,337	1,030,904
Weyerhaeuser Co.	132,895	3,426,033
WP Carey, Inc.	39,775	2,774,306
		143,242,675

Schwab U.S. Mid-Cap Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Financial Services 8.1%
Affiliated Managers Group, Inc.	5,047	1,580,165
Affirm Holdings, Inc. *	50,398	3,038,999
AGNC Investment Corp.	196,692	2,242,289
Ally Financial, Inc.	50,597	2,139,241
Ameriprise Financial, Inc.	17,043	8,984,899
Annaly Capital Management, Inc.	125,398	2,885,408
ARES Management Corp., Class A	34,502	5,163,914
Bank of New York Mellon Corp.	127,942	15,342,805
Block, Inc. *	98,075	5,926,672
Blue Owl Capital, Inc., Class A	116,076	1,583,277
Bullish *(a)	5,963	180,083
Carlyle Group, Inc.	47,978	2,820,147
Cboe Global Markets, Inc.	19,210	5,091,803
Coinbase Global, Inc., Class A *	40,862	7,957,466
Corebridge Financial, Inc.	48,314	1,489,521
Corpay, Inc. *	12,461	3,920,604
Credit Acceptance Corp. *	798	397,595
Equitable Holdings, Inc.	55,258	2,563,971
Euronet Worldwide, Inc. *	7,204	522,002
Evercore, Inc., Class A	6,747	2,383,513
FactSet Research Systems, Inc.	6,883	1,750,760
Fidelity National Information Services, Inc.	96,555	5,334,664
Figure Technology Solutions, Inc., Class A *(a)	6,443	366,478
Franklin Resources, Inc.	55,494	1,477,250
Freedom Holding Corp. *	3,200	395,840
Global Payments, Inc.	44,204	3,171,195
Hamilton Lane, Inc., Class A	7,452	1,052,520
Houlihan Lokey, Inc., Class A	9,918	1,669,398
Invesco Ltd.	66,909	1,825,947
Jack Henry & Associates, Inc.	13,339	2,390,482
Janus Henderson Group PLC	22,701	1,092,599
Jefferies Financial Group, Inc.	28,165	1,723,135
Lazard, Inc.	16,820	903,570
LPL Financial Holdings, Inc.	14,611	5,325,709
MarketAxess Holdings, Inc.	6,659	1,126,903
MGIC Investment Corp.	40,443	1,088,725
Morningstar, Inc.	4,136	835,844
MSCI, Inc., Class A	13,352	8,134,305
Nasdaq, Inc.	83,029	8,044,680
Northern Trust Corp.	34,468	5,150,553
OneMain Holdings, Inc.	21,855	1,432,377
Raymond James Financial, Inc.	32,699	5,423,456
Rithm Capital Corp.	100,900	1,103,846
Robinhood Markets, Inc., Class A *	135,707	13,500,132
Rocket Cos., Inc., Class A	172,634	3,095,328
SEI Investments Co.	18,716	1,644,201
Shift4 Payments, Inc., Class A *(a)	12,120	715,565
SLM Corp.	36,904	1,001,944
SoFi Technologies, Inc. *	222,340	5,071,575
Starwood Property Trust, Inc.	63,306	1,135,077
State Street Corp.	51,099	6,686,815
Stifel Financial Corp.	18,089	2,230,374
Synchrony Financial	66,002	4,793,725
T. Rowe Price Group, Inc.	39,654	4,190,635
Toast, Inc., Class A *	84,983	2,643,821
TPG, Inc.	24,238	1,427,861
Tradeweb Markets, Inc., Class A	21,348	2,200,338
UWM Holdings Corp.	30,873	151,586
Virtu Financial, Inc., Class A	14,463	600,359
Voya Financial, Inc.	17,640	1,352,282
Western Union Co.	58,553	548,642
WEX, Inc. *	6,244	960,952
XP, Inc., Class A	72,628	1,416,972
		192,402,794

SECURITY	NUMBER OF SHARES	VALUE ($)
Food, Beverage & Tobacco 2.2%
Archer-Daniels-Midland Co.	87,644	5,899,318
Boston Beer Co., Inc., Class A *	1,397	298,427
Brown-Forman Corp., Class B	35,314	966,544
Bunge Global SA	24,715	2,814,544
Campbell's Co.	35,459	992,143
Celsius Holdings, Inc. *	30,128	1,581,117
Coca-Cola Consolidated, Inc.	10,365	1,576,102
Conagra Brands, Inc.	87,121	1,612,610
Constellation Brands, Inc., Class A	26,053	4,082,505
Darling Ingredients, Inc. *	28,722	1,311,447
Flowers Foods, Inc.	34,066	389,374
Freshpet, Inc. *	8,717	607,575
General Mills, Inc.	97,809	4,524,644
Hershey Co.	26,712	5,202,162
Hormel Foods Corp.	52,823	1,299,974
Ingredion, Inc.	11,712	1,383,187
J.M. Smucker Co.	19,050	1,997,583
Kraft Heinz Co.	156,557	3,716,663
Lamb Weston Holdings, Inc.	24,739	1,136,262
McCormick & Co., Inc. - Non Voting Shares	46,457	2,872,436
Molson Coors Beverage Co., Class B	29,899	1,436,348
Pilgrim's Pride Corp.	7,642	331,434
Post Holdings, Inc. *	8,844	904,830
Primo Brands Corp.	47,400	897,756
Seaboard Corp.	47	238,867
Smithfield Foods, Inc.	8,295	198,251
Tyson Foods, Inc., Class A	51,307	3,351,886
		51,623,989

Health Care Equipment & Services 4.9%
Acadia Healthcare Co., Inc. *	16,572	222,728
Align Technology, Inc. *	12,595	2,053,363
Baxter International, Inc.	93,855	1,883,670
Cardinal Health, Inc.	43,756	9,402,289
Cencora, Inc.	33,575	12,060,811
Centene Corp. *	89,861	3,892,778
Certara, Inc. *	21,601	189,873
Chemed Corp.	2,536	1,083,227
Cooper Cos., Inc. *	36,542	2,973,788
DaVita, Inc. *	6,458	706,118
Dentsply Sirona, Inc.	36,728	457,998
Dexcom, Inc. *	71,695	5,236,603
Doximity, Inc., Class A *	24,550	919,888
Encompass Health Corp.	18,199	1,720,351
Envista Holdings Corp. *	29,828	700,063
GE HealthCare Technologies, Inc.	83,929	6,627,873
Globus Medical, Inc., Class A *	20,542	1,862,749
Henry Schein, Inc. *	19,195	1,448,839
Hologic, Inc. *	40,915	3,065,761
Humana, Inc.	22,134	4,320,557
IDEXX Laboratories, Inc. *	14,608	9,794,080
Inspire Medical Systems, Inc. *	4,883	370,034
Insulet Corp. *	12,857	3,288,949
Labcorp Holdings, Inc.	15,322	4,160,229
Masimo Corp. *	8,271	1,135,856
Molina Healthcare, Inc. *	9,294	1,669,109
Penumbra, Inc. *	6,858	2,456,330
Quest Diagnostics, Inc.	20,440	3,822,893
ResMed, Inc.	26,770	6,914,959
Solventum Corp. *	27,125	2,087,811
STERIS PLC	18,003	4,727,588
Teleflex, Inc.	8,134	848,946
Tenet Healthcare Corp. *	15,978	3,024,316
Universal Health Services, Inc., Class B	9,833	1,978,990

Schwab U.S. Mid-Cap Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Veeva Systems, Inc., Class A *	27,067	5,519,503
Zimmer Biomet Holdings, Inc.	36,319	3,162,295
		115,791,215

Household & Personal Products 0.8%
BellRing Brands, Inc. *	23,062	573,552
Church & Dwight Co., Inc.	44,064	4,241,160
Clorox Co.	22,389	2,525,255
Coty, Inc., Class A *	61,774	195,824
elf Beauty, Inc. *	10,002	850,070
Estee Lauder Cos., Inc., Class A	44,932	5,179,761
Kenvue, Inc.	348,443	6,062,908
Reynolds Consumer Products, Inc.	9,794	226,927
		19,855,457

Insurance 3.9%
Allstate Corp.	48,387	9,628,529
American Financial Group, Inc.	12,090	1,574,964
Arch Capital Group Ltd. *	65,404	6,281,400
Assurant, Inc.	9,292	2,212,704
Assured Guaranty Ltd.	8,147	691,273
Axis Capital Holdings Ltd.	13,623	1,405,621
Brighthouse Financial, Inc. *	10,487	671,797
Brown & Brown, Inc.	52,952	3,817,839
Cincinnati Financial Corp.	28,245	4,544,338
CNA Financial Corp.	3,819	182,777
Everest Group Ltd.	7,616	2,523,028
Fidelity National Financial, Inc.	47,228	2,568,731
First American Financial Corp.	17,914	1,131,807
Globe Life, Inc.	14,630	2,051,419
Hanover Insurance Group, Inc.	6,483	1,128,950
Hartford Insurance Group, Inc.	51,508	6,956,670
Kemper Corp.	11,550	455,186
Kinsale Capital Group, Inc.	4,065	1,609,252
Lincoln National Corp.	31,216	1,298,898
Loews Corp.	30,902	3,262,324
Markel Group, Inc. *	2,284	4,660,822
Old Republic International Corp.	41,907	1,641,497
Primerica, Inc.	5,913	1,555,356
Principal Financial Group, Inc.	39,904	3,779,707
Prudential Financial, Inc.	64,215	7,134,929
Reinsurance Group of America, Inc.	12,067	2,446,584
RenaissanceRe Holdings Ltd.	8,287	2,334,448
RLI Corp.	15,073	880,715
Ryan Specialty Holdings, Inc., Class A	19,393	936,294
Unum Group	30,917	2,348,765
W.R. Berkley Corp.	53,207	3,648,936
White Mountains Insurance Group Ltd.	453	926,353
Willis Towers Watson PLC	17,550	5,571,599
		91,863,512

Materials 5.2%
Albemarle Corp.	21,546	3,676,394
Alcoa Corp.	47,414	2,693,589
Amcor PLC	84,522	3,740,099
Anglogold Ashanti PLC	92,358	8,577,287
AptarGroup, Inc.	12,020	1,501,899
Ashland, Inc.	8,282	506,527
Avery Dennison Corp.	14,073	2,610,682
Axalta Coating Systems Ltd. *	39,156	1,314,858
Ball Corp.	49,964	2,841,453
Celanese Corp., Class A	19,977	887,778
CF Industries Holdings, Inc.	29,506	2,750,844
Cleveland-Cliffs, Inc. *	102,410	1,409,162
Corteva, Inc.	125,444	9,132,323
Crown Holdings, Inc.	21,260	2,225,497
SECURITY	NUMBER OF SHARES	VALUE ($)
Dow, Inc.	129,745	3,574,475
DuPont de Nemours, Inc.	76,753	3,370,992
Eagle Materials, Inc.	5,828	1,187,805
Eastman Chemical Co.	21,065	1,460,226
Element Solutions, Inc.	41,412	1,205,089
FMC Corp.	22,699	358,644
Graphic Packaging Holding Co.	53,345	781,504
Huntsman Corp.	30,410	329,036
International Flavors & Fragrances, Inc.	46,975	3,279,325
International Paper Co.	96,104	3,874,913
James Hardie Industries PLC, ADR *	27,422	630,432
Louisiana-Pacific Corp.	11,568	968,704
LyondellBasell Industries NV, Class A	47,038	2,304,862
Martin Marietta Materials, Inc.	10,996	7,168,842
Mosaic Co.	57,922	1,592,855
MP Materials Corp. *	23,833	1,400,665
NewMarket Corp.	1,032	692,255
Nucor Corp.	42,116	7,484,856
Olin Corp.	20,992	436,844
Packaging Corp. of America	16,194	3,603,975
PPG Industries, Inc.	41,196	4,763,493
Reliance, Inc.	9,571	3,153,645
Royal Gold, Inc.	15,026	3,956,496
RPM International, Inc.	23,250	2,486,820
Scotts Miracle-Gro Co.	8,033	515,879
Sealed Air Corp.	26,753	1,120,416
Silgan Holdings, Inc.	16,152	696,959
Smurfit WestRock PLC	95,529	3,976,872
Sonoco Products Co.	18,123	869,904
Steel Dynamics, Inc.	25,093	4,505,950
Vulcan Materials Co.	24,241	7,285,390
Westlake Corp.	6,118	485,280
		123,391,795

Media & Entertainment 3.4%
Charter Communications, Inc., Class A *	15,337	3,161,262
DoubleVerify Holdings, Inc. *	25,799	279,145
Electronic Arts, Inc.	46,111	9,402,955
Fox Corp., Class A	62,417	4,542,709
IAC, Inc. *	12,370	457,072
Liberty Broadband Corp., Class C *	23,969	1,153,149
Liberty Media Corp.-Liberty Formula One, Class C *	42,260	3,677,465
Live Nation Entertainment, Inc. *	29,019	4,220,814
Madison Square Garden Sports Corp. *	2,944	834,771
Match Group, Inc.	43,978	1,369,915
New York Times Co., Class A	29,484	2,161,472
News Corp., Class A	95,897	2,592,096
Nexstar Media Group, Inc., Class A	5,168	1,097,580
NIQ Global Intelligence PLC *	8,956	152,162
Omnicom Group, Inc.	58,707	4,522,787
Pinterest, Inc., Class A *	108,384	2,398,538
Reddit, Inc., Class A *	22,774	4,105,469
ROBLOX Corp., Class A *	113,731	7,478,951
Roku, Inc. *	23,583	2,245,102
Sirius XM Holdings, Inc.	34,474	701,546
Take-Two Interactive Software, Inc. *	33,404	7,358,901
TKO Group Holdings, Inc.	12,627	2,557,978
Trade Desk, Inc., Class A *	81,886	2,483,602
Trump Media & Technology Group Corp. *	29,495	376,946
Warner Bros Discovery, Inc. *	427,076	11,761,673
ZoomInfo Technologies, Inc., Class A *	49,186	395,947
		81,490,007

Schwab U.S. Mid-Cap Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Pharmaceuticals, Biotechnology & Life Sciences 4.7%
Agilent Technologies, Inc.	52,249	6,993,529
Alnylam Pharmaceuticals, Inc. *	23,244	7,857,867
Apellis Pharmaceuticals, Inc. *	19,995	451,487
Avantor, Inc. *	121,465	1,326,398
Biogen, Inc. *	26,786	4,818,534
BioMarin Pharmaceutical, Inc. *	34,787	1,966,857
Bio-Rad Laboratories, Inc., Class A *	3,387	994,762
Bio-Techne Corp.	28,219	1,808,556
Bruker Corp.	19,009	841,909
Caris Life Sciences, Inc. *	4,312	99,866
Charles River Laboratories International, Inc. *	8,921	1,877,692
Corcept Therapeutics, Inc. *	17,224	686,721
Elanco Animal Health, Inc. *	90,234	2,172,835
Exact Sciences Corp. *	34,160	3,495,934
Exelixis, Inc. *	48,420	2,002,651
Halozyme Therapeutics, Inc. *	21,257	1,524,339
Illumina, Inc. *	28,170	4,079,298
Incyte Corp. *	29,434	2,945,460
Insmed, Inc. *	38,396	6,023,180
Ionis Pharmaceuticals, Inc. *	28,960	2,394,123
IQVIA Holdings, Inc. *	30,974	7,128,666
Jazz Pharmaceuticals PLC *	10,679	1,756,589
Medpace Holdings, Inc. *	4,098	2,387,003
Mettler-Toledo International, Inc. *	3,770	5,177,115
Moderna, Inc. *	65,778	2,898,836
Natera, Inc. *	23,808	5,502,981
Neurocrine Biosciences, Inc. *	17,719	2,410,847
Organon & Co.	46,950	400,953
Perrigo Co. PLC	24,900	353,829
Qiagen NV	37,212	1,997,168
Repligen Corp. *	9,647	1,440,972
Revolution Medicines, Inc. *	31,787	3,081,750
Revvity, Inc.	21,310	2,318,528
Roivant Sciences Ltd. *	71,442	1,544,576
Royalty Pharma PLC, Class A	71,365	2,974,493
Sarepta Therapeutics, Inc. *	17,166	349,156
Sotera Health Co. *	37,533	680,098
Summit Therapeutics, Inc. *	21,099	305,514
Tempus AI, Inc. *	17,669	1,056,960
Ultragenyx Pharmaceutical, Inc. *	16,653	400,838
United Therapeutics Corp. *	7,776	3,650,754
Viatris, Inc.	211,936	2,774,242
Viking Therapeutics, Inc. *	19,981	580,248
Waters Corp. *	10,920	4,048,262
West Pharmaceutical Services, Inc.	13,140	3,036,917
		112,619,293

Real Estate Management & Development 0.8%
CBRE Group, Inc., Class A *	54,522	9,286,732
CoStar Group, Inc. *	76,570	4,709,055
Howard Hughes Holdings, Inc. *	5,648	461,216
Jones Lang LaSalle, Inc. *	8,652	3,096,637
Zillow Group, Inc., Class C *	38,904	2,452,119
		20,005,759

Semiconductors & Semiconductor Equipment 2.6%
Allegro MicroSystems, Inc. *	22,590	833,797
Amkor Technology, Inc.	20,814	1,005,941
Astera Labs, Inc. *	23,099	3,479,171
Cirrus Logic, Inc. *	9,382	1,222,850
Enphase Energy, Inc. *	23,391	864,999
Entegris, Inc.	27,492	3,245,980
First Solar, Inc. *	18,612	4,197,378
GLOBALFOUNDRIES, Inc. *	18,824	794,373
SECURITY	NUMBER OF SHARES	VALUE ($)
Lattice Semiconductor Corp. *	24,984	2,011,712
MACOM Technology Solutions Holdings, Inc. *	11,615	2,544,382
Microchip Technology, Inc.	96,774	7,347,082
MKS, Inc.	12,292	2,893,660
Monolithic Power Systems, Inc.	8,487	9,540,661
ON Semiconductor Corp. *	74,907	4,486,180
Onto Innovation, Inc. *	8,944	1,807,135
Qnity Electronics, Inc.	38,377	3,691,100
Qorvo, Inc. *	15,402	1,203,050
Skyworks Solutions, Inc.	27,136	1,513,103
Teradyne, Inc.	28,714	6,921,510
Universal Display Corp.	8,041	923,268
		60,527,332

Software & Services 4.7%
Akamai Technologies, Inc. *	25,761	2,502,681
Amdocs Ltd.	19,796	1,622,084
Appfolio, Inc., Class A *	4,041	767,305
Aurora Innovation, Inc. *	212,683	893,269
Bentley Systems, Inc., Class B	28,931	1,016,057
Bill Holdings, Inc. *	14,760	637,189
CCC Intelligent Solutions Holdings, Inc. *	104,266	790,336
Circle Internet Group, Inc. *	8,613	550,629
Cloudflare, Inc., Class A *	57,484	10,194,787
Cognizant Technology Solutions Corp., Class A	88,640	7,273,798
Confluent, Inc., Class A *	52,833	1,613,520
Datadog, Inc., Class A *	57,239	7,402,147
Docusign, Inc., Class A *	36,785	1,932,684
Dolby Laboratories, Inc., Class A	11,003	706,283
Dropbox, Inc., Class A *	33,380	850,522
DXC Technology Co. *	31,942	460,923
Dynatrace, Inc. *	53,840	2,050,766
Elastic NV *	16,936	1,116,590
EPAM Systems, Inc. *	9,876	2,060,134
Fair Isaac Corp. *	4,297	6,287,242
Gartner, Inc. *	13,505	2,830,783
Gen Digital, Inc.	100,843	2,419,224
Gitlab, Inc., Class A *	25,492	891,710
Globant SA *	7,867	526,145
GoDaddy, Inc., Class A *	24,684	2,481,236
Guidewire Software, Inc. *	15,581	2,193,182
HubSpot, Inc. *	9,336	2,614,080
Kyndryl Holdings, Inc. *	42,420	975,660
Manhattan Associates, Inc. *	11,020	1,664,130
MongoDB, Inc., Class A *	14,461	5,369,803
nCino, Inc. *	19,454	415,343
Nutanix, Inc., Class A *	47,395	1,864,045
Okta, Inc. *	30,709	2,594,296
Pegasystems, Inc.	15,848	692,399
Procore Technologies, Inc. *	20,991	1,185,782
PTC, Inc. *	21,865	3,413,782
RingCentral, Inc., Class A *	14,473	374,561
Rubrik, Inc., Class A *	24,431	1,366,914
SailPoint, Inc. *	10,748	168,636
Samsara, Inc., Class A *	57,297	1,607,181
SentinelOne, Inc., Class A *	53,941	754,095
Teradata Corp. *	17,058	486,494
Trimble, Inc. *	43,695	2,953,782
Twilio, Inc., Class A *	25,947	3,125,576
Tyler Technologies, Inc. *	7,892	2,915,305
UiPath, Inc., Class A *	73,996	931,610
Unity Software, Inc. *	59,118	1,720,334
VeriSign, Inc.	15,261	3,727,194

Schwab U.S. Mid-Cap Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Zoom Communications, Inc. *	48,856	4,499,638
Zscaler, Inc. *	18,317	3,663,583
		111,155,449

Technology Hardware & Equipment 5.1%
Arrow Electronics, Inc. *	9,420	1,248,056
Avnet, Inc.	14,857	926,928
CDW Corp.	24,131	3,049,917
Ciena Corp. *	25,865	6,513,066
Cognex Corp.	30,904	1,197,221
Coherent Corp. *	28,486	6,044,159
Corning, Inc.	143,164	14,781,683
Crane NXT Co.	9,058	457,610
F5, Inc. *	10,566	2,912,095
Flex Ltd. *	67,464	4,252,931
Hewlett Packard Enterprise Co.	240,440	5,174,269
HP, Inc.	173,009	3,363,295
Ingram Micro Holding Corp.	3,998	84,438
IPG Photonics Corp. *	4,561	421,482
Jabil, Inc.	19,342	4,587,729
Keysight Technologies, Inc. *	31,550	6,825,211
Littelfuse, Inc.	4,510	1,460,158
Lumentum Holdings, Inc. *	12,912	5,059,438
NetApp, Inc.	36,636	3,529,879
Pure Storage, Inc., Class A *	56,947	3,960,094
Ralliant Corp.	20,808	1,102,200
Sandisk Corp. *	24,728	14,249,510
Super Micro Computer, Inc. *	94,200	2,742,162
TD SYNNEX Corp.	14,027	2,225,664
Teledyne Technologies, Inc. *	8,524	5,287,437
Ubiquiti, Inc.	772	425,696
Vontier Corp.	26,447	991,763
Western Digital Corp.	62,386	15,610,848
Zebra Technologies Corp., Class A *	9,336	2,193,773
		120,678,712

Telecommunication Services 0.3%
AST SpaceMobile, Inc. *	40,355	4,487,880
GCI Liberty, Inc. *(b)	6,049	0
GCI Liberty, Inc., Class C *	6,543	242,026
Iridium Communications, Inc.	16,973	338,102
Liberty Global Ltd., Class C *	54,793	607,106
Millicom International Cellular SA	18,193	1,110,319
		6,785,433

Transportation 2.2%
Alaska Air Group, Inc. *	21,121	1,073,580
American Airlines Group, Inc. *	119,176	1,585,041
Avis Budget Group, Inc. *	3,143	361,414
CH Robinson Worldwide, Inc.	21,539	4,199,028
Delta Air Lines, Inc.	119,587	7,879,587
Expeditors International of Washington, Inc.	24,764	3,975,613
GXO Logistics, Inc. *	20,518	1,161,114
JB Hunt Transport Services, Inc.	14,056	2,849,432
Kirby Corp. *	10,210	1,201,309
Knight-Swift Transportation Holdings, Inc.	28,848	1,589,525
Landstar System, Inc.	6,270	936,487
Lyft, Inc., Class A *	70,514	1,189,571
Old Dominion Freight Line, Inc.	34,171	5,918,417
Ryder System, Inc.	7,202	1,377,599
Saia, Inc. *	4,896	1,639,523
Schneider National, Inc., Class B	8,329	223,550
Southwest Airlines Co.	84,485	4,014,727
U-Haul Holding Co., Non Voting Shares	20,081	1,030,356
SECURITY	NUMBER OF SHARES	VALUE ($)
United Airlines Holdings, Inc. *	59,681	6,106,560
XPO, Inc. *	21,025	3,114,013
		51,426,446

Utilities 6.0%
AES Corp.	129,711	1,900,266
Alliant Energy Corp.	47,107	3,104,822
Ameren Corp.	49,482	5,110,501
American Water Works Co., Inc.	35,712	4,611,491
Atmos Energy Corp.	29,346	4,881,414
Brookfield Renewable Corp.	24,860	1,035,170
CenterPoint Energy, Inc.	119,478	4,742,082
Clearway Energy, Inc., Class C	20,866	754,306
CMS Energy Corp.	55,494	3,967,266
Consolidated Edison, Inc.	66,095	7,047,710
DTE Energy Co.	37,993	5,105,499
Edison International	69,887	4,352,562
Entergy Corp.	81,876	7,851,090
Essential Utilities, Inc.	51,543	1,999,353
Evergy, Inc.	42,210	3,238,773
Eversource Energy	68,108	4,708,306
Exelon Corp.	185,347	8,299,839
FirstEnergy Corp.	100,617	4,763,209
IDACORP, Inc.	9,886	1,312,762
MDU Resources Group, Inc.	37,048	759,854
National Fuel Gas Co.	16,495	1,381,456
NiSource, Inc.	87,487	3,874,799
NRG Energy, Inc.	34,513	5,267,719
OGE Energy Corp.	36,750	1,605,240
PG&E Corp.	402,014	6,199,056
Pinnacle West Capital Corp.	21,851	2,044,380
PPL Corp.	135,711	4,919,524
Public Service Enterprise Group, Inc.	91,566	7,541,376
Talen Energy Corp. *	8,323	2,899,400
UGI Corp.	39,454	1,582,500
Vistra Corp.	62,035	9,823,242
WEC Energy Group, Inc.	59,704	6,607,442
Xcel Energy, Inc.	108,523	8,254,259
		141,546,668
Total Common Stocks (Cost $1,784,262,777)		2,354,957,306

INVESTMENT COMPANIES 0.2% OF NET ASSETS

Equity Funds 0.2%
iShares Russell Mid-Cap ETF	50,000	4,959,000
Total Investment Companies (Cost $4,301,268)		4,959,000

Schwab U.S. Mid-Cap Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
SHORT-TERM INVESTMENTS 0.5% OF NET ASSETS

Money Market Funds 0.5%
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.65% (c)	9,294,717	9,294,717
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.65% (c)(d)	1,870,030	1,870,030
		11,164,747
Total Short-Term Investments (Cost $11,164,747)		11,164,747
Total Investments in Securities (Cost $1,799,728,792)		2,371,081,053

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED DEPRECIATION ($)
FUTURES CONTRACTS
Long
S&P 400 Mid-Cap Index, e-mini, expires 03/20/26	27	9,308,250	(179,875)

*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $1,767,999.
(b)	Fair valued using significant unobservable inputs (see notes to portfolio holdings for additional information).
(c)	The rate shown is the annualized 7-day yield.
(d)	Security purchased with cash collateral received for securities on loan.

ADR —	American Depositary Receipt
ETF —	Exchange-Traded Fund
REIT —	Real Estate Investment Trust

The following is a summary of the inputs used to value the fund’s investments as of January 31, 2026 (see notes to portfolio holdings for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks[1]	$2,348,171,873	$—	$—	$2,348,171,873
Telecommunication Services	6,785,433	—	0 *	6,785,433
Investment Companies[1]	4,959,000	—	—	4,959,000
Short-Term Investments[1]	11,164,747	—	—	11,164,747
Liabilities
Futures Contracts[2]	(179,875)	—	—	(179,875)
Total	$2,370,901,178	$—	$0	$2,370,901,178

*	Level 3 amount shown includes securities determined to have no value.
[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.

Schwab Capital Trust
Schwab International Index Fund

Portfolio Holdings as of January 31, 2026 (Unaudited)

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 98.9% OF NET ASSETS

Australia 6.4%
ANZ Group Holdings Ltd.	1,869,113	47,550,861
APA Group	847,179	5,215,649
Aristocrat Leisure Ltd.	347,112	12,895,113
ASX Ltd.	120,952	4,814,419
BHP Group Ltd.	3,194,630	110,030,576
Brambles Ltd.	852,560	13,234,035
CAR Group Ltd.	231,564	4,430,957
Cochlear Ltd.	41,593	7,752,660
Coles Group Ltd.	846,173	12,502,071
Commonwealth Bank of Australia	1,052,861	108,993,060
Computershare Ltd.	334,649	7,600,065
CSL Ltd.	305,715	38,523,097
Evolution Mining Ltd.	1,276,477	12,258,299
Fortescue Ltd.	1,068,507	15,472,905
Goodman Group	1,290,741	27,420,087
Insurance Australia Group Ltd.	1,493,484	7,873,857
Lottery Corp. Ltd.	1,408,948	5,019,269
Lynas Rare Earths Ltd. *	563,317	5,670,418
Macquarie Group Ltd.	227,531	33,392,389
Medibank Pvt Ltd.	1,717,511	5,510,915
National Australia Bank Ltd.	1,929,023	57,946,706
Northern Star Resources Ltd.	862,452	15,854,713
Origin Energy Ltd.	1,079,511	8,853,407
Pro Medicus Ltd.	36,624	4,682,132
Qantas Airways Ltd.	454,167	3,175,368
QBE Insurance Group Ltd.	947,307	12,983,575
REA Group Ltd.	32,542	4,278,746
Rio Tinto Ltd.	237,163	24,708,770
Santos Ltd.	2,054,237	10,017,996
Scentre Group	3,279,282	9,293,382
SGH Ltd.	131,138	4,202,720
Sigma Healthcare Ltd.	3,369,156	7,219,568
Sonic Healthcare Ltd.	287,629	4,599,710
South32 Ltd.	2,796,025	8,857,435
Stockland	1,490,484	5,576,804
Suncorp Group Ltd.	678,834	7,991,189
Telstra Group Ltd.	2,549,212	8,660,425
Transurban Group	1,955,763	18,917,648
Vicinity Ltd.	2,434,012	4,152,540
Washington H Soul Pattinson & Co. Ltd.	212,372	5,685,966
Wesfarmers Ltd.	715,020	41,247,059
Westpac Banking Corp.	2,155,543	57,917,487
WiseTech Global Ltd.	129,615	5,193,235
Woodside Energy Group Ltd.	1,202,060	21,224,165
Woolworths Group Ltd.	763,955	16,394,766
Xero Ltd. *	103,838	6,767,254
		862,563,468

Austria 0.3%
Erste Group Bank AG	193,668	25,178,564
OMV AG	93,880	5,577,197
Raiffeisen Bank International AG	86,574	4,363,802
Verbund AG	42,736	3,135,775
		38,255,338

SECURITY	NUMBER OF SHARES	VALUE ($)
Belgium 1.1%
Ageas SA	92,021	6,536,286
Anheuser-Busch InBev SA	623,530	44,883,565
Argenx SE *	38,895	32,709,550
D'ieteren Group	13,774	3,137,420
Elia Group SA	27,021	3,912,118
Financiere de Tubize SA	13,354	3,406,440
Groupe Bruxelles Lambert NV	49,971	4,728,380
KBC Group NV	143,475	20,217,853
Lotus Bakeries NV	262	3,088,887
Sofina SA	10,143	2,955,786
Syensqo SA	45,776	3,852,679
UCB SA	79,538	24,237,253
		153,666,217

Denmark 2.0%
AP Moller - Maersk AS, Class A	1,669	4,092,669
AP Moller - Maersk AS, Class B (a)	2,615	6,466,175
Carlsberg AS, Class B	58,435	7,944,188
Coloplast AS, Class B	79,694	6,793,512
Danske Bank AS	422,373	21,519,072
Demant AS *	64,667	2,263,564
DSV AS	128,656	36,176,124
Genmab AS *	38,502	12,543,392
Novo Nordisk AS, Class B	2,025,801	120,290,486
Novonesis Novozymes B, Class B	220,461	13,508,428
Orsted AS *	340,365	7,656,599
Pandora AS	51,718	4,186,243
Rockwool AS, B Shares	59,554	2,011,137
Tryg AS	214,498	5,212,947
Vestas Wind Systems AS	638,060	19,340,481
		270,005,017

Finland 1.1%
Elisa OYJ	92,449	4,089,483
Fortum OYJ	278,003	6,567,080
Kesko OYJ, B Shares	178,614	4,517,748
Kone OYJ, B Shares	213,663	15,354,864
Metso OYJ	422,454	8,259,287
Neste OYJ	263,489	6,730,811
Nokia OYJ	3,344,934	21,544,414
Nordea Bank Abp	1,963,868	37,942,701
Orion OYJ, B Shares	70,996	5,871,231
Sampo OYJ, A Shares	1,531,922	17,084,457
Stora Enso OYJ, R Shares	364,844	4,200,079
UPM-Kymmene OYJ	328,635	9,066,424
Wartsila OYJ Abp	312,666	12,675,482
		153,904,061

France 10.2%
Accor SA	123,813	6,733,089
Aeroports de Paris SA	21,293	2,813,270
Air Liquide SA	364,266	68,213,261
Airbus SE	373,803	85,582,096
Alstom SA *	223,328	7,130,500
Amundi SA	37,246	3,311,509
ArcelorMittal SA	296,331	16,093,149

Schwab International Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
AXA SA	1,091,547	49,773,542
BioMerieux	26,386	3,064,113
BNP Paribas SA	632,455	68,388,888
Bollore SE	427,444	2,437,039
Bouygues SA	120,033	6,488,239
Bureau Veritas SA	216,458	6,968,286
Capgemini SE	97,618	15,167,695
Carrefour SA	377,517	6,183,415
Cie de Saint-Gobain SA	284,126	28,044,786
Cie Generale des Etablissements Michelin SCA	421,348	15,647,021
Covivio SA	36,810	2,351,640
Credit Agricole SA	678,528	14,694,489
Danone SA	407,233	31,910,729
Dassault Aviation SA	12,123	4,608,860
Dassault Systemes SE	417,283	11,477,284
Edenred SE	149,659	3,134,727
Eiffage SA	42,245	6,265,242
Engie SA	1,151,647	34,384,041
EssilorLuxottica SA	188,335	57,573,226
Eurofins Scientific SE	74,322	6,012,128
Euronext NV	49,113	6,878,459
FDJ UNITED	73,554	1,946,673
Gecina SA	29,224	2,684,260
Getlink SE	194,692	3,853,810
Hermes International SCA	19,912	47,908,228
Ipsen SA	23,102	3,774,063
Kering SA	47,103	14,704,504
Klepierre SA	135,054	5,202,736
Legrand SA	164,576	26,275,845
L'Oreal SA	151,184	69,459,828
LVMH Moet Hennessy Louis Vuitton SE	157,314	101,531,128
Orange SA	1,180,387	21,943,413
Pernod Ricard SA	127,216	11,375,227
Publicis Groupe SA	144,248	14,417,336
Renault SA	119,667	4,516,156
Rexel SA	143,014	5,993,082
Safran SA	226,774	81,024,343
Sanofi SA	695,212	65,574,927
Sartorius Stedim Biotech	18,757	4,191,586
Schneider Electric SE	344,914	98,887,477
Societe Generale SA	442,510	38,776,901
Sodexo SA	57,656	2,945,737
STMicroelectronics NV	421,207	11,894,056
Thales SA	58,677	17,962,532
TotalEnergies SE	1,247,555	90,733,037
Unibail-Rodamco-Westfield *	77,441	8,562,258
Veolia Environnement SA	396,665	14,877,775
Vinci SA	314,534	45,225,147
		1,387,572,788

Germany 9.0%
adidas AG	107,663	19,089,029
Allianz SE	242,905	106,956,321
BASF SE	561,325	30,431,647
Bayer AG	621,128	32,852,481
Bayerische Motoren Werke AG	176,068	18,131,531
Beiersdorf AG	60,695	7,239,660
Brenntag SE	79,355	4,827,931
Commerzbank AG	461,993	18,990,076
Continental AG	70,383	5,538,384
CTS Eventim AG & Co. KGaA	38,620	3,245,664
Daimler Truck Holding AG	299,471	14,500,066
Delivery Hero SE *	120,858	3,370,631
Deutsche Bank AG	1,165,448	45,989,846
Deutsche Boerse AG	118,936	30,117,590
Deutsche Lufthansa AG	374,294	3,855,777
SECURITY	NUMBER OF SHARES	VALUE ($)
Deutsche Post AG	603,233	33,737,899
Deutsche Telekom AG	2,316,741	77,745,782
E.ON SE	1,413,931	29,989,242
Evonik Industries AG	165,416	2,562,279
Fresenius Medical Care AG	140,843	6,340,607
Fresenius SE & Co. KGaA	265,398	14,845,766
GEA Group AG	90,332	6,458,993
Hannover Rueck SE	37,434	10,584,446
Heidelberg Materials AG	84,185	23,055,795
Henkel AG & Co. KGaA	65,142	5,377,414
Hensoldt AG	42,066	4,178,945
HOCHTIEF AG	9,568	4,012,288
Infineon Technologies AG	822,931	40,226,915
Knorr-Bremse AG	46,094	5,366,965
LEG Immobilien SE	49,151	3,553,990
Mercedes-Benz Group AG	453,089	30,966,009
Merck KGaA	80,865	12,048,293
MTU Aero Engines AG	33,761	15,009,291
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	82,466	49,980,694
Nemetschek SE	35,472	3,099,343
Qiagen NV	132,263	7,012,477
Rational AG	3,300	2,644,344
Rheinmetall AG	29,030	61,510,106
RWE AG	398,093	25,280,440
SAP SE	656,308	131,109,578
Scout24 SE	45,164	4,496,581
Siemens AG	477,854	144,469,655
Siemens Energy AG *	487,643	83,084,624
Siemens Healthineers AG	214,775	10,720,163
Symrise AG	83,746	7,050,329
Talanx AG	42,265	5,330,912
Vonovia SE	472,781	13,842,682
Zalando SE *	144,586	4,157,623
		1,224,987,104

Hong Kong 2.0%
AIA Group Ltd.	6,595,800	76,098,866
BOC Hong Kong Holdings Ltd.	2,313,590	12,183,337
CK Asset Holdings Ltd.	1,190,711	6,975,350
CK Hutchison Holdings Ltd.	1,707,525	13,768,287
CK Infrastructure Holdings Ltd.	382,500	3,141,569
CLP Holdings Ltd.	1,057,426	9,995,350
Futu Holdings Ltd., ADR *	35,434	5,760,505
Galaxy Entertainment Group Ltd.	1,232,000	6,259,499
Henderson Land Development Co. Ltd.	941,735	3,745,861
HKT Trust & HKT Ltd.	2,448,000	3,668,622
Hong Kong & China Gas Co. Ltd.	7,154,696	6,738,642
Hong Kong Exchanges & Clearing Ltd.	757,065	41,737,806
Hongkong Land Holdings Ltd.	696,201	5,907,176
Jardine Matheson Holdings Ltd.	103,217	7,522,240
Link REIT	1,639,340	7,537,293
MTR Corp. Ltd.	1,007,360	4,454,363
Power Assets Holdings Ltd.	858,438	6,658,689
Sands China Ltd.	1,583,600	3,436,854
Sino Land Co. Ltd.	2,288,425	3,443,871
SITC International Holdings Co. Ltd.	869,000	3,244,996
Sun Hung Kai Properties Ltd.	913,604	14,671,463
Swire Pacific Ltd., A Shares	207,590	2,003,221
Techtronic Industries Co. Ltd.	918,000	12,532,075
WH Group Ltd.	5,273,289	6,222,985

Schwab International Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Wharf Holdings Ltd.	666,000	2,151,770
Wharf Real Estate Investment Co. Ltd.	1,060,188	3,680,721
		273,541,411

Ireland 0.5%
AIB Group PLC	1,363,807	15,244,813
Bank of Ireland Group PLC	591,228	12,012,246
Kerry Group PLC, Class A	101,933	9,061,021
Kingspan Group PLC	97,243	8,467,393
Ryanair Holdings PLC	530,253	17,996,435
		62,781,908

Israel 1.1%
Azrieli Group Ltd.	26,685	3,578,595
Bank Hapoalim BM	788,351	19,489,164
Bank Leumi Le-Israel BM	941,717	22,638,245
Check Point Software Technologies Ltd. *	54,048	9,702,156
CyberArk Software Ltd. *	31,456	13,552,188
Elbit Systems Ltd.	17,666	12,495,134
ICL Group Ltd.	475,516	2,581,979
Israel Discount Bank Ltd., A Shares	766,845	9,034,478
Mizrahi Tefahot Bank Ltd.	98,599	7,713,305
Monday.com Ltd. *	26,848	3,080,808
Nice Ltd. *	40,326	4,265,440
Nova Ltd. *	18,600	9,079,501
Phoenix Financial Ltd.	142,578	6,920,402
Teva Pharmaceutical Industries Ltd., ADR *	721,274	24,581,018
Wix.com Ltd. *	34,689	3,012,393
		151,724,806

Italy 3.2%
Banca Mediolanum SpA	142,220	3,336,226
Banca Monte dei Paschi di Siena SpA	1,236,088	12,822,925
Banco BPM SpA	716,022	10,732,678
BPER Banca SpA	933,062	13,140,713
Buzzi SpA	47,489	2,703,149
Davide Campari-Milano NV	405,278	2,888,497
Enel SpA	5,114,514	56,507,949
Eni SpA	1,283,195	26,227,360
Ferrari NV	79,565	26,538,571
FinecoBank Banca Fineco SpA	381,351	10,109,704
Generali	542,383	22,124,009
Infrastrutture Wireless Italiane SpA	180,765	1,598,082
Intesa Sanpaolo SpA	8,941,306	63,298,928
Leonardo SpA	254,318	16,995,209
Moncler SpA	146,028	8,508,128
Nexi SpA	344,309	1,470,015
Poste Italiane SpA	286,777	7,553,176
Prysmian SpA	176,259	20,876,689
Recordati Industria Chimica e Farmaceutica SpA	71,808	3,956,572
Snam SpA	1,273,928	8,755,305
Stellantis NV	1,283,108	12,590,428
Telecom Italia SpA *	7,103,236	4,818,358
Tenaris SA	241,529	5,365,069
Terna - Rete Elettrica Nazionale	876,497	9,497,995
UniCredit SpA	883,921	77,030,202
Unipol Assicurazioni SpA	226,018	5,033,819
		434,479,756

SECURITY	NUMBER OF SHARES	VALUE ($)
Japan 22.2%
Advantest Corp.	480,792	79,516,495
Aeon Co. Ltd.	1,400,500	19,155,474
AGC, Inc.	124,993	4,612,177
Aisin Corp.	305,900	5,480,199
Ajinomoto Co., Inc.	574,800	13,149,607
ANA Holdings, Inc.	92,800	1,801,704
Asahi Group Holdings Ltd.	952,500	9,971,581
Asahi Kasei Corp.	807,800	7,836,474
Asics Corp.	439,900	10,589,570
Astellas Pharma, Inc.	1,139,650	15,852,401
Bandai Namco Holdings, Inc.	370,700	9,619,187
Bridgestone Corp.	719,414	16,197,072
Canon, Inc.	544,495	16,573,817
Capcom Co. Ltd.	223,600	5,699,319
Central Japan Railway Co.	489,900	13,667,263
Chiba Bank Ltd.	364,900	4,940,277
Chubu Electric Power Co., Inc.	426,700	6,199,355
Chugai Pharmaceutical Co. Ltd.	426,000	24,333,412
Dai Nippon Printing Co. Ltd.	245,996	4,413,710
Daifuku Co. Ltd.	201,590	7,231,676
Dai-ichi Life Holdings, Inc.	2,195,100	19,304,023
Daiichi Sankyo Co. Ltd.	1,123,200	20,576,591
Daikin Industries Ltd.	165,600	19,843,911
Daito Trust Construction Co. Ltd.	182,000	3,694,131
Daiwa House Industry Co. Ltd.	354,000	12,062,220
Daiwa Securities Group, Inc.	854,800	8,329,498
Denso Corp.	1,102,500	15,296,925
Disco Corp.	57,800	24,637,285
East Japan Railway Co.	605,580	15,202,626
Ebara Corp.	287,200	8,694,931
Eisai Co. Ltd.	165,300	4,608,470
ENEOS Holdings, Inc.	1,707,200	14,429,105
FANUC Corp.	588,600	23,634,982
Fast Retailing Co. Ltd.	120,100	45,822,092
Fuji Electric Co. Ltd.	88,400	6,296,963
FUJIFILM Holdings Corp.	705,133	14,085,215
Fujikura Ltd.	158,900	19,971,652
Fujitsu Ltd.	1,108,500	30,800,540
Hankyu Hanshin Holdings, Inc.	150,500	4,202,417
Hikari Tsushin, Inc.	11,593	3,201,769
Hitachi Ltd.	2,875,975	99,796,644
Honda Motor Co. Ltd.	2,310,317	23,236,088
Hoya Corp.	215,107	36,085,451
Hulic Co. Ltd.	284,600	3,391,553
Idemitsu Kosan Co. Ltd.	475,115	4,031,474
IHI Corp.	644,200	14,904,330
Inpex Corp.	554,000	12,411,936
Isuzu Motors Ltd.	339,600	5,470,889
ITOCHU Corp.	3,739,700	47,877,779
Japan Airlines Co. Ltd.	88,700	1,676,005
Japan Exchange Group, Inc.	622,100	6,788,490
Japan Post Bank Co. Ltd.	1,121,200	19,920,811
Japan Post Holdings Co. Ltd.	1,139,000	13,705,373
Japan Post Insurance Co. Ltd.	122,700	3,800,272
Japan Tobacco, Inc.	751,200	27,149,617
JFE Holdings, Inc.	369,800	4,978,683
JX Advanced Metals Corp.	363,600	5,883,544
Kajima Corp.	262,100	10,692,568
Kansai Electric Power Co., Inc.	599,700	9,568,170
Kao Corp.	294,319	11,773,486
Kawasaki Heavy Industries Ltd.	96,500	8,055,452
Kawasaki Kisen Kaisha Ltd.	232,500	3,359,639
KDDI Corp.	1,830,500	30,906,118
Keyence Corp.	122,900	45,087,139
Kikkoman Corp.	440,985	3,988,958
Kioxia Holdings Corp. *	117,900	16,127,100
Kirin Holdings Co. Ltd.	492,600	7,658,572

Schwab International Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Kobe Bussan Co. Ltd.	101,100	2,470,831
Komatsu Ltd.	593,909	22,731,979
Konami Group Corp.	63,000	9,199,462
Kubota Corp.	618,900	9,482,575
Kyocera Corp.	801,500	12,024,748
Kyowa Kirin Co. Ltd.	157,700	2,560,117
Lasertec Corp.	51,100	11,739,581
LY Corp.	1,767,400	4,525,286
M3, Inc.	288,700	3,562,279
Makita Corp.	140,100	4,867,850
Marubeni Corp.	885,500	29,352,685
MatsukiyoCocokara & Co.	202,300	3,239,205
Minebea Mitsumi, Inc.	236,000	4,823,117
Mitsubishi Chemical Group Corp.	793,000	5,235,544
Mitsubishi Corp.	2,025,400	53,807,442
Mitsubishi Electric Corp.	1,190,900	37,229,786
Mitsubishi Estate Co. Ltd.	669,202	17,055,225
Mitsubishi HC Capital, Inc.	559,638	4,883,927
Mitsubishi Heavy Industries Ltd.	2,022,800	59,559,183
Mitsubishi UFJ Financial Group, Inc.	7,215,109	130,668,179
Mitsui & Co. Ltd.	1,554,200	50,767,996
Mitsui Fudosan Co. Ltd.	1,664,031	19,081,280
Mitsui OSK Lines Ltd.	214,500	6,723,489
Mizuho Financial Group, Inc.	1,570,913	68,205,753
MonotaRO Co. Ltd.	166,000	2,239,165
MS&AD Insurance Group Holdings, Inc.	808,986	20,610,990
Murata Manufacturing Co. Ltd.	1,048,700	21,304,917
NEC Corp.	813,700	27,584,138
Nexon Co. Ltd.	231,500	5,538,452
NIDEC Corp.	522,600	7,475,668
Nintendo Co. Ltd.	694,790	43,025,223
Nippon Building Fund, Inc.	4,796	4,448,699
Nippon Paint Holdings Co. Ltd.	597,300	3,966,083
Nippon Sanso Holdings Corp.	113,400	3,440,912
Nippon Steel Corp.	3,067,205	12,781,204
Nippon Yusen KK	257,600	8,465,989
Nissan Motor Co. Ltd. *	1,479,696	3,606,558
Nitori Holdings Co. Ltd.	253,200	4,328,194
Nitto Denko Corp.	424,500	9,433,804
Nomura Holdings, Inc.	1,895,900	17,181,285
Nomura Research Institute Ltd.	237,300	7,218,757
NTT, Inc.	18,933,475	19,025,855
Obayashi Corp.	402,900	9,094,792
Obic Co. Ltd.	203,700	5,661,627
Olympus Corp.	724,400	8,652,599
Oracle Corp. Japan	23,100	1,563,062
Oriental Land Co. Ltd.	679,700	11,899,104
ORIX Corp.	728,200	22,192,180
Osaka Gas Co. Ltd.	225,000	8,447,098
Otsuka Corp.	147,600	2,926,390
Otsuka Holdings Co. Ltd.	277,400	16,607,488
Pan Pacific International Holdings Corp.	1,202,500	7,119,449
Panasonic Holdings Corp.	1,469,712	20,150,771
Rakuten Group, Inc. *	966,820	5,796,773
Recruit Holdings Co. Ltd.	884,600	46,595,210
Renesas Electronics Corp. *	1,110,500	18,462,566
Resona Holdings, Inc.	1,313,885	15,320,064
Ryohin Keikaku Co. Ltd.	322,700	6,436,186
Sanrio Co. Ltd.	112,100	3,468,199
SBI Holdings, Inc.	349,580	7,905,406
SCREEN Holdings Co. Ltd.	51,300	6,533,209
Secom Co. Ltd.	248,400	9,099,781
Seibu Holdings, Inc.	130,800	3,465,700
Sekisui Chemical Co. Ltd.	235,700	4,168,916
Sekisui House Ltd.	378,169	8,428,176
Seven & i Holdings Co. Ltd.	1,305,209	18,691,372
SG Holdings Co. Ltd.	180,128	1,734,238
SECURITY	NUMBER OF SHARES	VALUE ($)
Shimadzu Corp.	152,500	4,133,071
Shimano, Inc.	46,800	5,334,614
Shin-Etsu Chemical Co. Ltd.	1,064,500	35,005,613
Shionogi & Co. Ltd.	477,800	9,837,511
Shiseido Co. Ltd.	261,400	4,464,638
SMC Corp.	36,400	14,151,274
SoftBank Corp.	17,919,700	24,357,513
SoftBank Group Corp.	2,405,300	65,682,459
Sompo Holdings, Inc.	556,500	19,190,630
Sony Financial Group, Inc. *	3,767,800	3,785,816
Sony Group Corp.	3,870,100	85,327,604
Subaru Corp.	370,100	7,945,365
Sumitomo Corp.	683,600	27,760,375
Sumitomo Electric Industries Ltd.	449,900	19,696,403
Sumitomo Metal Mining Co. Ltd.	154,700	8,741,845
Sumitomo Mitsui Financial Group, Inc.	2,305,838	81,143,471
Sumitomo Mitsui Trust Group, Inc.	396,100	13,229,259
Sumitomo Realty & Development Co. Ltd.	381,100	10,612,484
Suntory Beverage & Food Ltd.	85,500	2,708,557
Suzuki Motor Corp.	982,100	13,391,001
Sysmex Corp.	315,800	2,988,183
T&D Holdings, Inc.	288,900	7,135,536
Taisei Corp.	94,100	9,386,297
Takeda Pharmaceutical Co. Ltd.	995,190	33,875,973
TDK Corp.	1,235,200	15,938,066
Terumo Corp.	837,300	10,952,931
TIS, Inc.	137,100	3,989,405
Toho Co. Ltd.	69,508	3,537,830
Tokio Marine Holdings, Inc.	1,148,797	42,818,576
Tokyo Electron Ltd.	282,100	75,168,039
Tokyo Gas Co. Ltd.	201,540	8,941,449
Tokyo Metro Co. Ltd. (a)	196,900	2,102,463
Tokyu Corp.	318,300	3,590,027
TOPPAN Holdings, Inc.	146,700	4,531,526
Toray Industries, Inc.	861,100	6,351,653
Toyota Industries Corp.	101,500	12,987,534
Toyota Motor Corp.	5,962,615	135,145,572
Toyota Tsusho Corp.	433,907	15,802,555
Trend Micro, Inc.	79,400	3,114,698
Tsuruha Holdings, Inc.	164,600	2,622,862
Unicharm Corp.	695,200	4,219,895
West Japan Railway Co.	262,364	5,361,261
Yamaha Motor Co. Ltd.	572,100	4,320,327
Yokogawa Electric Corp.	144,300	4,810,797
Yokohama Financial Group, Inc.	653,200	5,949,168
Zensho Holdings Co. Ltd.	62,300	3,376,467
ZOZO, Inc.	272,300	2,249,049
		3,023,523,667

Netherlands 5.4%
ABN AMRO Bank NV, GDR	367,213	13,529,318
Adyen NV *	15,919	23,605,390
Aegon Ltd.	839,245	6,591,830
AerCap Holdings NV	110,801	15,917,672
Akzo Nobel NV	107,763	7,549,577
ASM International NV	29,500	24,775,079
ASML Holding NV	244,333	350,350,361
ASR Nederland NV	99,124	7,199,440
BE Semiconductor Industries NV	46,777	9,104,830
Coca-Cola Europacific Partners PLC	129,536	11,878,451
CVC Capital Partners PLC	136,270	2,421,077
DSM-Firmenich AG	107,111	8,446,082
EXOR NV	57,689	4,736,615
Heineken Holding NV	79,472	5,907,079
Heineken NV	180,139	14,870,401
IMCD NV	37,629	3,517,274

Schwab International Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
ING Groep NV, Series N	1,903,818	56,145,298
InPost SA *	166,909	2,616,099
JDE Peet's NV	109,461	4,120,892
Koninklijke Ahold Delhaize NV	566,284	22,141,785
Koninklijke KPN NV	2,422,253	11,863,014
Koninklijke Philips NV	484,826	13,922,170
Magnum Ice Cream Co. NV *	307,066	5,457,524
Nebius Group NV *	134,951	11,496,476
NN Group NV	169,533	13,438,406
Prosus NV *	822,746	47,308,919
Randstad NV	66,376	2,375,366
Universal Music Group NV	690,706	16,934,411
Wolters Kluwer NV	147,072	13,810,500
		732,031,336

New Zealand 0.2%
Auckland International Airport Ltd.	1,059,184	5,267,687
Contact Energy Ltd.	558,608	3,148,224
Fisher & Paykel Healthcare Corp. Ltd.	372,486	8,701,770
Infratil Ltd.	592,295	3,940,097
Meridian Energy Ltd.	827,133	2,805,955
		23,863,733

Norway 0.6%
Aker BP ASA	199,244	5,865,321
DNB Bank ASA	557,157	15,975,551
Equinor ASA	481,213	12,934,288
Gjensidige Forsikring ASA	128,165	3,647,903
Kongsberg Gruppen ASA	276,413	9,495,085
Mowi ASA	299,523	6,904,629
Norsk Hydro ASA	859,953	7,634,558
Orkla ASA	443,887	5,281,526
Salmar ASA	43,951	2,618,181
Telenor ASA	384,048	6,460,285
Yara International ASA	103,351	4,750,296
		81,567,623

Portugal 0.2%
Banco Comercial Portugues SA, Class R	4,700,875	5,088,236
EDP Renovaveis SA	203,005	3,083,926
EDP SA	2,006,900	10,262,170
Galp Energia SGPS SA	273,447	5,440,947
Jeronimo Martins SGPS SA	179,843	4,240,887
		28,116,166

Singapore 1.7%
CapitaLand Ascendas REIT	2,410,995	5,395,464
CapitaLand Integrated Commercial Trust	3,779,390	7,095,440
CapitaLand Investment Ltd.	1,535,249	3,717,033
DBS Group Holdings Ltd.	1,333,582	61,988,031
Grab Holdings Ltd., A Shares *	1,516,944	6,522,859
Keppel Ltd.	918,000	7,897,392
Oversea-Chinese Banking Corp. Ltd.	2,120,801	35,395,193
Sea Ltd., ADR *	242,209	28,214,926
Sembcorp Industries Ltd.	564,900	2,676,766
Singapore Airlines Ltd.	1,028,250	5,133,039
Singapore Exchange Ltd.	535,400	7,418,558
Singapore Technologies Engineering Ltd.	996,949	7,664,133
Singapore Telecommunications Ltd.	4,672,937	16,863,183
United Overseas Bank Ltd.	785,733	23,681,314
SECURITY	NUMBER OF SHARES	VALUE ($)
Wilmar International Ltd.	1,159,534	3,096,003
Yangzijiang Shipbuilding Holdings Ltd.	1,625,200	4,268,282
		227,027,616

Spain 3.9%
Acciona SA	15,881	3,413,077
ACS Actividades de Construccion y Servicios SA	111,963	12,561,817
Aena SME SA	470,321	14,607,017
Amadeus IT Group SA	282,222	18,922,037
Banco Bilbao Vizcaya Argentaria SA	3,631,335	92,176,507
Banco de Sabadell SA	3,159,320	12,393,326
Banco Santander SA	9,362,653	119,542,940
Bankinter SA	435,091	7,426,991
CaixaBank SA	2,471,921	32,629,789
Cellnex Telecom SA *	309,201	9,563,631
Endesa SA	204,083	7,520,972
Ferrovial SE	321,688	21,728,428
Grifols SA	183,497	2,347,668
Iberdrola SA	3,974,125	89,349,227
Iberdrola SA, Interim Shares *(b)	54,440	1,223,961
Industria de Diseno Textil SA	685,881	44,630,342
International Consolidated Airlines Group SA	730,787	4,191,657
Mapfre SA	568,008	2,599,054
Naturgy Energy Group SA	153,788	4,827,106
Redeia Corp. SA	247,625	4,279,439
Repsol SA	703,451	13,858,753
Telefonica SA	2,283,821	9,245,583
		529,039,322

Sweden 3.7%
AddTech AB, B Shares	161,004	5,227,636
Alfa Laval AB	183,094	10,605,217
Assa Abloy AB, B Shares	628,422	25,409,572
Atlas Copco AB, A Shares	1,698,174	35,020,059
Atlas Copco AB, B Shares	970,076	17,449,400
Beijer Ref AB	260,212	3,704,084
Boliden AB *	176,988	12,393,884
Epiroc AB, A Shares	416,121	11,665,192
Epiroc AB, B Shares	246,759	6,153,451
EQT AB	313,540	11,900,637
Essity AB, B Shares	383,287	11,348,610
Evolution AB	82,824	5,380,339
Fastighets AB Balder, B Shares *	453,771	3,422,615
H & M Hennes & Mauritz AB, B Shares	307,065	6,149,018
Hexagon AB, B Shares	1,302,664	14,687,586
Holmen AB, B Shares	43,239	1,620,724
Industrivarden AB, A Shares	82,630	4,130,709
Industrivarden AB, C Shares	90,571	4,534,354
Indutrade AB	170,622	4,005,434
Investment AB Latour, B Shares	92,191	2,295,761
Investor AB, B Shares	1,146,336	44,202,317
L E Lundbergforetagen AB, B Shares	44,503	2,650,982
Lifco AB, B Shares	150,179	5,160,448
Nibe Industrier AB, B Shares	987,305	3,782,145
Saab AB, B Shares	203,712	15,894,199
Sagax AB, B Shares	140,471	3,097,547
Sandvik AB	667,355	26,351,410
Securitas AB, B Shares	306,229	5,064,077
Skandinaviska Enskilda Banken AB, A Shares	950,014	20,420,001
Skanska AB, B Shares	210,827	6,403,277
SKF AB, B Shares	210,610	5,506,755

Schwab International Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Spotify Technology SA *	98,261	49,164,891
Svenska Cellulosa AB SCA, B Shares	375,486	4,701,428
Svenska Handelsbanken AB, A Shares	920,427	14,510,580
Swedbank AB, A Shares	536,730	20,868,202
Swedish Orphan Biovitrum AB *	123,539	4,691,437
Tele2 AB, B Shares	349,536	6,430,946
Telefonaktiebolaget LM Ericsson, B Shares	1,774,922	19,222,694
Telia Co. AB	1,456,014	6,651,740
Trelleborg AB, B Shares	126,655	5,125,249
Volvo AB, B Shares	1,001,868	36,405,274
		503,409,881

Switzerland 9.3%
ABB Ltd.	984,634	84,775,040
Alcon AG	315,907	25,570,233
Avolta AG *	54,480	3,335,345
Banque Cantonale Vaudoise	18,407	2,491,021
Barry Callebaut AG	2,298	4,053,711
Belimo Holding AG	6,276	6,864,543
BKW AG	13,553	2,562,348
Chocoladefabriken Lindt & Spruengli AG	67	9,903,385
Chocoladefabriken Lindt & Spruengli AG, Participation Certificates	600	8,622,886
Cie Financiere Richemont SA, Class A	338,023	65,613,487
EMS-Chemie Holding AG	4,343	3,376,543
Galderma Group AG	97,291	18,134,940
Geberit AG	21,131	16,135,424
Givaudan SA	5,829	22,531,927
Helvetia Baloise Holding AG	49,870	12,648,063
Holcim AG *	322,945	33,285,566
Julius Baer Group Ltd.	129,633	10,828,281
Kuehne & Nagel International AG	30,877	7,149,946
Logitech International SA	94,967	8,181,607
Lonza Group AG	44,055	29,933,171
Nestle SA	1,620,001	154,591,047
Novartis AG	1,195,310	177,347,873
Partners Group Holding AG	14,098	19,223,243
Roche Holding AG	441,535	200,783,433
Roche Holding AG, Bearer Shares	20,493	9,470,250
Sandoz Group AG	264,107	20,924,095
Schindler Holding AG	14,918	5,486,562
Schindler Holding AG, Participation Certificates	25,365	9,786,892
SGS SA	104,010	12,518,587
Sika AG	95,764	18,376,199
Sonova Holding AG	31,691	8,673,296
Straumann Holding AG	70,201	8,443,054
Swatch Group AG, Bearer Shares	18,345	4,328,274
Swiss Life Holding AG	17,895	19,622,807
Swiss Prime Site AG	50,312	8,565,144
Swiss Re AG	188,673	30,146,887
Swisscom AG	16,492	13,541,266
UBS Group AG	1,997,063	94,491,791
VAT Group AG	17,236	11,145,941
Zurich Insurance Group AG	92,150	65,557,515
		1,269,021,623

United Kingdom 14.8%
3i Group PLC	629,661	28,926,072
Admiral Group PLC	166,311	6,258,942
Anglo American PLC	704,496	32,665,931
Antofagasta PLC	248,630	12,319,996
SECURITY	NUMBER OF SHARES	VALUE ($)
Ashtead Group PLC	266,694	17,169,680
Associated British Foods PLC	199,454	5,212,591
AstraZeneca PLC	975,602	181,768,429
Autotrader Group PLC	542,202	3,996,834
Aviva PLC	1,923,731	16,770,796
BAE Systems PLC	1,888,679	51,271,853
Barclays PLC	8,794,884	58,697,658
Barratt Redrow PLC	871,049	4,638,102
BP PLC	9,887,975	62,695,263
British American Tobacco PLC	1,375,582	83,103,874
BT Group PLC	3,745,220	9,844,387
Bunzl PLC	205,281	5,756,709
Centrica PLC	3,035,873	7,949,466
Coca-Cola HBC AG *	134,903	7,326,535
Compass Group PLC	1,068,931	32,052,360
DCC PLC	57,537	3,647,236
Diageo PLC	1,406,965	32,374,686
Endeavour Mining PLC	126,352	7,191,732
Entain PLC	378,454	3,139,740
Experian PLC	576,384	21,830,392
Fresnillo PLC	136,378	6,716,148
Glencore PLC *	6,311,177	43,025,528
GSK PLC	2,557,153	66,132,221
Haleon PLC	5,590,239	29,236,387
Halma PLC	241,909	11,749,176
Hikma Pharmaceuticals PLC	106,365	2,231,151
HSBC Holdings PLC	10,829,514	191,042,652
Imperial Brands PLC	480,623	20,242,776
Informa PLC	812,127	9,800,600
InterContinental Hotels Group PLC	90,461	12,221,299
Intertek Group PLC	96,646	5,929,005
J Sainsbury PLC	1,092,634	4,787,608
JD Sports Fashion PLC	1,537,065	1,720,171
Kingfisher PLC	1,112,920	5,128,771
Land Securities Group PLC	453,204	4,045,043
Legal & General Group PLC	3,588,346	13,028,620
Lloyds Banking Group PLC	37,186,507	55,527,044
London Stock Exchange Group PLC	295,106	32,916,733
M&G PLC	1,424,760	6,039,909
Marks & Spencer Group PLC	1,308,380	6,561,789
Melrose Industries PLC	786,866	6,765,423
National Grid PLC	3,121,248	53,028,599
NatWest Group PLC	5,063,052	46,148,612
Next PLC	72,611	13,183,171
NMC Health PLC *(b)	48,950	0
Pearson PLC	379,139	4,986,796
Phoenix Group Holdings PLC	441,963	4,479,594
Prudential PLC	1,611,248	26,465,145
Reckitt Benckiser Group PLC	423,210	35,278,744
RELX PLC	1,148,455	40,715,046
Rentokil Initial PLC	1,596,009	9,906,133
Rio Tinto PLC	708,203	64,612,406
Rolls-Royce Holdings PLC	5,296,598	88,543,094
Sage Group PLC	615,000	8,064,619
Schroders PLC	476,161	2,949,213
Segro PLC	797,777	8,311,701
Severn Trent PLC	165,812	6,659,968
Shell PLC	3,643,101	140,038,968
Smith & Nephew PLC	502,607	8,566,062
Smiths Group PLC	207,840	7,137,603
Spirax Group PLC	46,797	4,663,057
SSE PLC	759,939	25,258,439
Standard Chartered PLC	1,220,675	31,232,717
Tesco PLC	4,099,912	23,856,569
Unilever PLC	1,370,076	93,205,426
United Utilities Group PLC	420,427	7,200,040
Vodafone Group PLC	12,131,426	17,866,275

Schwab International Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Whitbread PLC	108,024	4,032,362
Wise PLC, Class A *	410,586	5,295,630
		2,013,143,307
Total Common Stocks (Cost $7,188,696,225)		13,444,226,148

PREFERRED STOCKS 0.3% OF NET ASSETS

Germany 0.3%
Bayerische Motoren Werke AG	34,663	3,575,332
Dr. Ing hc F Porsche AG (a)	71,205	3,465,040
Henkel AG & Co. KGaA	101,199	8,890,524
Porsche Automobil Holding SE	95,832	4,100,216
Sartorius AG	16,228	4,535,610
Volkswagen AG	129,012	15,649,803
		40,216,525
Total Preferred Stocks (Cost $40,951,559)		40,216,525

RIGHTS 0.0% OF NET ASSETS

Spain 0.0%
ACS Actividades de Construccion y Servicios SA
expires 02/06/26, strike EUR 0.46 *	111,963	61,580
Total Rights (Cost $59,965)		61,580

SHORT-TERM INVESTMENTS 0.1% OF NET ASSETS

Money Market Funds 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.65% (c)(d)	9,118,254	9,118,254
Total Short-Term Investments (Cost $9,118,254)		9,118,254

Total Investments in Securities (Cost $7,238,826,003)		13,493,622,507

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED APPRECIATION ($)
FUTURES CONTRACTS
Long
MSCI EAFE Index, expires 03/20/26	695	105,528,800	1,333,618

*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $8,584,376.
(b)	Fair valued using significant unobservable inputs (see notes to portfolio holdings for additional information).
(c)	The rate shown is the annualized 7-day yield.
(d)	Security purchased with cash collateral received for securities on loan.

ADR —	American Depositary Receipt
GDR —	Global Depositary Receipt
REIT —	Real Estate Investment Trust

EUR —	Euro

Schwab International Index Fund
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund’s investments as of January 31, 2026 (see notes to portfolio holdings for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks[1]	$—	$5,885,353,446	$—	$5,885,353,446
Hong Kong	7,912,275	265,629,136	—	273,541,411
Israel	53,928,563	97,796,243	—	151,724,806
Japan	22,209,474	3,001,314,193	—	3,023,523,667
Netherlands	44,750,123	687,281,213	—	732,031,336
New Zealand	5,267,687	18,596,046	—	23,863,733
Norway	6,460,285	75,107,338	—	81,567,623
Singapore	34,737,785	192,289,831	—	227,027,616
Spain	12,348,078	515,467,283	1,223,961	529,039,322
Sweden	49,164,891	454,244,990	—	503,409,881
United Kingdom	35,278,744	1,977,864,563	0 *	2,013,143,307
Preferred Stocks[1]	—	40,216,525	—	40,216,525
Rights[1]	61,580	—	—	61,580
Short-Term Investments[1]	9,118,254	—	—	9,118,254
Futures Contracts[2]	1,333,618	—	—	1,333,618
Total	$282,571,357	$13,211,160,807	$1,223,961	$13,494,956,125

*	Level 3 amount shown includes securities determined to have no value.
[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.

Schwab Equity Index Funds
Notes to Portfolio Holdings (Unaudited)

Pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended (the 1940 Act), the Board of Trustees has designated authority to a Valuation Designee, the funds’ investment adviser, to make fair valuation determinations under adopted procedures, subject to Board of Trustees oversight. The investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and liabilities as well as to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair value. The Valuation Designee may utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
Securities held in each fund’s portfolio are valued every business day. The following valuation policies and procedures are used by the Valuation Designee to value various types of securities:
● Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at the mean of the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the official closing price or the last sales price on the exchange where the securities are principally traded with these values then translated into U.S. dollars at the current exchange rate, unless these securities are fair valued as discussed below.
● Foreign equity security fair valuation: The Valuation Designee has adopted procedures to fair value foreign equity securities that are traded in markets that close prior to the valuation of a fund’s holdings. By fair valuing securities whose prices may have been affected by events occurring after the close of trading, the Valuation Designee seeks to establish prices that investors might expect to realize upon the current sales of these securities. This methodology is designed to deter “arbitrage” market timers, who seek to exploit delays between the change in the value of a fund’s portfolio holdings and the net asset value of a fund’s shares and seeks to help ensure that the prices at which a fund’s shares are purchased and redeemed are fair and do not result in dilution of shareholder interest or other harm to shareholders. When fair value pricing is used at the open or close of a reporting period, it may cause a temporary divergence between the return of a fund and that of its comparative index or benchmark.
● Futures contracts: Futures contracts are valued at their settlement prices as of the close of their exchanges.
● Mutual funds: Mutual funds are valued at their respective net asset values.
● Securities for which no quoted value is available: The Valuation Designee has adopted procedures to fair value a fund’s securities when market prices are not “readily available” or are unreliable. For example, a security may be fair valued when it’s de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Fair value determinations are made in good faith in accordance with adopted valuation procedures. The Valuation Designee considers a number of factors, including unobservable market inputs, when arriving at fair value. The Valuation Designee may employ methods such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security.
In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the funds disclose the fair value of their investments in a hierarchy that prioritizes the significant inputs to valuation methods used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If it is determined that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and the Valuation Designee’s judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
● Level 1 — quoted prices in active markets for identical investments — Investments whose values are based on quoted market prices in active markets. These generally include active listed equities, mutual funds, exchange-traded funds and futures contracts. Mutual funds and exchange-traded funds are classified as Level 1 prices, without consideration to the classification level of the underlying securities held which could be Level 1, Level 2, or Level 3 in the fair value hierarchy.
● Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include forward foreign currency exchange contracts, U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. In addition, international securities whose markets close

Schwab Equity Index Funds
Notes to Portfolio Holdings (Unaudited) (continued)

hours before the valuation of a fund’s holdings may require fair valuations due to significant movement in the U.S. markets occurring after the daily close of foreign markets. The Valuation Designee has approved a vendor that calculates fair valuations of international equity securities based on a number of factors that appear to correlate to the movements in the U.S. markets.
● Level 3 — significant unobservable inputs (including the Valuation Designee’s assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not readily available for these securities, one or more valuation methods are used for which sufficient and reliable data is available. The inputs used in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated in the absence of market information. Assumptions used due to the lack of observable inputs may significantly impact the resulting fair value and therefore a fund’s results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The levels associated with valuing the funds’ investments are disclosed in each fund’s Portfolio Holdings.
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